Not FDIC Insured May Lose Value No Bank Guarantee
PVT-Q3PH

Schedules of Investments
(unaudited)
Putnam VT Core Equity Fund 2
Putnam VT Diversified Income Fund 8
Putnam VT Emerging Markets Equity Fund 35
Putnam VT Focused International Equity Fund 39
Putnam VT George Putnam Balanced Fund 42
Putnam VT Global Asset Allocation Fund 64
Putnam VT Global Health Care Fund 110
Putnam VT High Yield Fund 113
Putnam VT Income Fund 129
Putnam VT International Equity Fund 158
Putnam VT International Value Fund 164
Putnam VT Large Cap Growth Fund 171
Putnam VT Large Cap Value Fund 174
Putnam VT Mortgage Securities Fund 179
Putnam VT Research Fund 191
Putnam VT Small Cap Growth Fund 198
Putnam VT Small Cap Value Fund 203
Putnam VT Sustainable Future Fund 208
Putnam VT Sustainable Leaders Fund 213
Notes to Schedules of Investments 217

Putnam Variable Trust
Schedule of Investments (unaudited), September 30, 2025
Putnam VT Core Equity Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.6%
Aerospace & Defense 1.4%
a
Boeing Co. (The) ................................... United States 4,946 $ 1,067,495
Northrop Grumman Corp. ............................. United States 1,147 698,890
RTX Corp. ........................................ United States 4,440 742,945
2,509,330
Air Freight & Logistics 0.3%
FedEx Corp. ....................................... United States 2,485 585,988
Automobiles 2.5%
General Motors Co. .................................. United States 8,972 547,023
a,b
Tesla, Inc. ......................................... United States 8,526 3,791,683
4,338,706
Banks 5.4%
Bank of America Corp. ............................... United States 48,106 2,481,789
Citigroup, Inc. ...................................... United States 22,199 2,253,199
Fifth Third Bancorp .................................. United States 10,085 449,287
Five Star Bancorp ................................... United States 8,498 273,636
JPMorgan Chase & Co. ............................... United States 9,483 2,991,223
UMB Financial Corp. ................................. United States 6,959 823,598
9,272,732
Beverages 1.6%
Coca-Cola Co. (The) ................................. United States 29,415 1,950,803
Keurig Dr Pepper, Inc. ................................ United States 14,808 377,752
c
Molson Coors Beverage Co. , B ......................... United States 13,014 588,884
2,917,439
Biotechnology 1.8%
AbbVie, Inc. ....................................... United States 7,636 1,768,039
Amgen, Inc. ....................................... United States 1,675 472,685
Regeneron Pharmaceuticals, Inc. ....................... United States 1,175 660,667
a
Vertex Pharmaceuticals, Inc. ........................... United States 356 139,424
3,040,815
Broadline Retail 4.0%
a
Amazon.com, Inc. ................................... United States 29,508 6,479,072
eBay, Inc. ......................................... United States 5,410 492,039
6,971,111
Building Products 0.1%
Owens Corning ..................................... United States 1,658 234,541
Capital Markets 6.2%
Ameriprise Financial, Inc. ............................. United States 3,032 1,489,470
Bank of New York Mellon Corp. (The) .................... United States 16,132 1,757,743
BlackRock, Inc. ..................................... United States 988 1,151,880
Goldman Sachs Group, Inc. (The) ....................... United States 3,681 2,931,364
Jefferies Financial Group, Inc. .......................... United States 5,489 359,090
KKR & Co., Inc. ..................................... United States 3,384 439,751
Morgan Stanley ..................................... United States 3,550 564,308
c
Raymond James Financial, Inc. ......................... United States 11,115 1,918,449
TPG, Inc. , A ....................................... United States 6,790 390,085
11,002,140
Chemicals 0.5%
DuPont de Nemours, Inc. ............................. United States 8,070 628,653

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Core Equity Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Chemicals (continued)
Eastman Chemical Co. ............................... United States 4,210 $ 265,440
894,093
Commercial Services & Supplies 0.2%
Cintas Corp. ....................................... United States 1,600 328,416
Communications Equipment 1.1%
Cisco Systems, Inc. ................................. United States 27,940 1,911,655
Consumer Staples Distribution & Retail 2.6%
Casey's General Stores, Inc. ........................... United States 819 462,997
a
Guardian Pharmacy Services, Inc. , A ..................... United States 17,155 449,976
Kroger Co. (The) .................................... United States 9,859 664,595
Target Corp. ....................................... United States 5,777 518,197
Walmart, Inc. ...................................... United States 21,390 2,204,453
4,300,218
Containers & Packaging 0.2%
Amcor plc ......................................... United States 47,988 392,542
Distributors 0.0%
†
LKQ Corp. ........................................ United States 2,821 86,153
Diversified Consumer Services 0.4%
ADT, Inc. .......................................... United States 39,726 346,013
Graham Holdings Co. , B .............................. United States 226 266,072
a,c
Stubhub Holdings, Inc. , A ............................. United States 1,200 20,208
632,293
Diversified REITs 0.2%
Armada Hoffler Properties, Inc. ......................... United States 51,599 361,709
Diversified Telecommunication Services 0.8%
AT&T, Inc. ......................................... United States 47,390 1,338,294
Electric Utilities 2.4%
Constellation Energy Corp. ............................ United States 1,921 632,143
NextEra Energy, Inc. ................................. United States 9,982 753,541
NRG Energy, Inc. ................................... United States 10,091 1,634,237
PG&E Corp. ....................................... United States 84,741 1,277,894
4,297,815
Entertainment 1.7%
Electronic Arts, Inc. .................................. United States 2,807 566,172
a
Netflix, Inc. ........................................ United States 607 727,744
Universal Music Group NV ............................ Netherlands 25,317 731,597
Walt Disney Co. (The) ................................ United States 9,230 1,056,835
3,082,348
Financial Services 5.2%
Apollo Global Management, Inc. ........................ United States 11,579 1,543,133
a
Berkshire Hathaway, Inc. , B ............................ United States 6,827 3,432,206
Corebridge Financial, Inc. ............................. United States 19,728 632,282
Mastercard, Inc. , A .................................. United States 5,828 3,315,025
8,922,646
Food Products 0.1%
Hershey Co. (The) .................................. United States 1,374 257,007

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Core Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Ground Transportation 1.0%
Union Pacific Corp. .................................. United States 7,325 $ 1,731,410
Health Care Equipment & Supplies 0.4%
Becton Dickinson & Co. ............................... United States 1,345 251,744
Medtronic plc ...................................... United States 6,209 591,345
a
Nyxoah SA ........................................ Belgium 6,298 28,971
872,060
Health Care Providers & Services 2.8%
a
Ardent Health, Inc. .................................. United States 2,473 32,767
CVS Health Corp. ................................... United States 7,910 596,335
HCA Healthcare, Inc. ................................. United States 1,008 429,610
Humana, Inc. ...................................... United States 1,299 337,961
McKesson Corp. .................................... United States 1,902 1,469,371
a
Tenet Healthcare Corp. ............................... United States 4,333 879,772
UnitedHealth Group, Inc. .............................. United States 3,828 1,321,808
5,067,624
Hotels, Restaurants & Leisure 2.0%
a
First Watch Restaurant Group, Inc. ...................... United States 8,675 135,677
Hilton Worldwide Holdings, Inc. ......................... United States 4,122 1,069,412
McDonald's Corp. ................................... United States 3,303 1,003,749
Vail Resorts, Inc. .................................... United States 1,812 271,021
a,b
Viking Holdings Ltd. ................................. United States 15,122 939,984
3,419,843
Household Durables 0.8%
PulteGroup, Inc. .................................... United States 10,428 1,377,852
Household Products 0.7%
Procter & Gamble Co. (The) ........................... United States 8,495 1,305,257
Industrial Conglomerates 0.5%
Honeywell International, Inc. ........................... United States 4,064 855,472
Insurance 1.0%
American International Group, Inc. ...................... United States 4,085 320,836
Arch Capital Group Ltd. ............................... United States 9,862 894,779
Assured Guaranty Ltd. ............................... United States 5,685 481,235
1,696,850
Interactive Media & Services 7.7%
Alphabet, Inc. , C .................................... United States 31,374 7,641,138
Meta Platforms, Inc. , A ............................... United States 7,632 5,604,788
a
Pinterest, Inc. , A .................................... United States 7,010 225,512
13,471,438
IT Services 1.0%
a
Gartner, Inc. ....................................... United States 1,504 395,356
a
GoDaddy, Inc. , A .................................... United States 2,727 373,135
International Business Machines Corp. ................... United States 3,723 1,050,482
1,818,973
Life Sciences Tools & Services 0.6%
a
Bio-Rad Laboratories, Inc. , A ........................... United States 1,011 283,474
Thermo Fisher Scientific, Inc. .......................... United States 1,399 678,543
962,017

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Core Equity Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery 1.3%
Deere & Co. ....................................... United States 1,070 $ 489,268
Otis Worldwide Corp. ................................ United States 17,113 1,564,642
Snap-on, Inc. ...................................... United States 718 248,809
2,302,719
Media 0.5%
a
Charter Communications, Inc. , A ........................ United States 2,083 573,044
New York Times Co. (The) , A ........................... United States 6,560 376,544
949,588
Metals & Mining 0.8%
Freeport-McMoRan, Inc. .............................. United States 18,587 728,982
Nucor Corp. ....................................... United States 5,269 713,581
1,442,563
Mortgage Real Estate Investment Trusts (REITs) 0.3%
Starwood Property Trust, Inc. .......................... United States 23,015 445,801
Office REITs 0.2%
Highwoods Properties, Inc. ............................ United States 11,117 353,743
Oil, Gas & Consumable Fuels 2.2%
a
Antero Resources Corp. .............................. United States 14,772 495,748
ConocoPhillips ..................................... United States 12,242 1,157,971
Exxon Mobil Corp. ................................... United States 15,707 1,770,964
Permian Resources Corp. , A ........................... United States 31,903 408,358
3,833,041
Passenger Airlines 0.7%
Southwest Airlines Co. ............................... United States 37,348 1,191,775
Personal Care Products 0.0%
†
Kenvue, Inc. ....................................... United States 4,124 66,933
Pharmaceuticals 3.0%
AstraZeneca plc , ADR ................................ United Kingdom 5,446 417,817
Eli Lilly & Co. ...................................... United States 2,740 2,090,620
Johnson & Johnson ................................. United States 7,522 1,394,729
Merck & Co., Inc. ................................... United States 11,773 988,108
Royalty Pharma plc , A ................................ United States 6,430 226,850
5,118,124
Real Estate Management & Development 1.2%
a
CBRE Group, Inc. , A ................................. United States 11,038 1,739,147
a
CoStar Group, Inc. .................................. United States 4,894 412,907
2,152,054
Semiconductors & Semiconductor Equipment 12.2%
a
Advanced Micro Devices, Inc. .......................... United States 2,070 334,905
Broadcom, Inc. ..................................... United States 13,630 4,496,673
a
Intel Corp. ......................................... United States 8,275 277,626
Lam Research Corp. ................................. United States 17,239 2,308,302
NVIDIA Corp. ...................................... United States 68,346 12,751,997
QUALCOMM, Inc. ................................... United States 6,338 1,054,390
21,223,893
Software 9.1%
a
Adobe, Inc. ........................................ United States 1,466 517,131
a
Fair Isaac Corp. .................................... United States 128 191,556

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Core Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
Microsoft Corp. ..................................... United States 22,338 $ 11,569,967
a
NCR Voyix Corp. .................................... United States 7,251 91,000
b
Oracle Corp. ....................................... United States 8,084 2,273,544
a
Palantir Technologies, Inc. , A ........................... United States 1,418 258,672
Salesforce, Inc. ..................................... United States 4,374 1,036,638
15,938,508
Specialized REITs 0.6%
Gaming and Leisure Properties, Inc. ..................... United States 24,451 1,139,661
Specialty Retail 1.6%
Best Buy Co., Inc. ................................... United States 7,210 545,220
a
Floor & Decor Holdings, Inc. , A ......................... United States 889 65,519
Home Depot, Inc. (The) ............................... United States 1,717 695,711
Lowe's Cos., Inc. .................................... United States 6,527 1,640,300
2,946,750
Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc. ........................................ United States 41,437 10,551,103
Textiles, Apparel & Luxury Goods 0.1%
a
Lululemon Athletica, Inc. .............................. United States 822 146,258
Trading Companies & Distributors 0.6%
United Rentals, Inc. .................................. United States 1,069 1,020,532
Total Common Stocks (Cost $ 70,823,725 ) ....................................
171,079,833
Management Investment Companies 1.6%
Capital Markets 1.6%
c
Industrial Select Sector SPDR Fund ..................... United States 8,505 1,311,726
a,c
iShares Expanded Tech-Software Sector ETF .............. United States 13,134 1,510,542
2,822,268
Total Management Investment Companies (Cost $ 1,880,230 ) ...................
2,822,268
Total Long Term Investments (Cost $ 72,703,955 ) ..............................
173,902,101
a
Short Term Investments 3.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.2%
d,e
U.S. Treasury Bills , 3 .86% , 12/04/25 ..................... United States 300,000 297,924
Total U.S. Government and Agency Securities (Cost $ 297,844 ) ..................
297,924
Shares
Management Investment Companies 0.8%
f,g
Putnam Short Term Investment Fund , Class P , 4.364% ....... United States 1,434,657 1,434,657
Total Management Investment Companies (Cost $ 1,434,657 ) ...................
1,434,657

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Core Equity Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 240.
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 2.4%
Money Market Funds 2.4%
f,g
Putnam Cash Collateral Pool, LLC , 4.402% ................ United States 4,229,940 $ 4,229,940
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 4,229,940 ) ..........................................................
4,229,940
Total Short Term Investments (Cost $ 5,962,441 ) ...............................
5,962,521
a
Total Investments (Cost $ 78,666,396 ) 102.6% .................................
$179,864,622
Options Written (0.0) %
†
....................................................
(59,611)
Other Assets, less Liabilities (2.6) % .........................................
(4,440,211)
Net Assets 100.0% .........................................................
$175,364,800
a a a
Number of
Contracts
Notional
Amount
#
Options Written (0.0)%
†
Calls - Over-the-Counter
Equity Options (0.0)%
†
Oracle Corp. , Counterparty GSCO , December Strike Price
$ 300.00 , Expires 12/19/25 ........................... 509,400 143,263,656 (35,264)
Tesla, Inc. , Counterparty BZWS , December Strike Price $ 510.00 ,
Expires 12/19/25 .................................. 317,220 141,074,078 (17,564)
Viking Holdings Ltd. , Counterparty MSCO , October Strike Price
$ 65.00 , Expires 10/17/25 ............................ 461,955 28,715,123 (6,783)
(59,611)
Total Options Written (Premiums received $ 69,196 ) ...........................
$ (59,611)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is held in connection with written option contracts open at period end.
c
A portion or all of the security is on loan at September 30, 2025.
d
The rate shown represents the yield at period end.
e
A portion or all of the security has been segregated as collateral for certain derivative contracts. At September 30, 2025, the value of this security pledged amounted to
$100,301, representing 0.1% net assets.
f
See Note 3 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Putnam Variable Trust
Schedule of Investments (unaudited), September 30, 2025
Putnam VT Diversified Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds 3.1%
Aerospace & Defense 0.0%
†
AeroVironment, Inc. , Senior Note , Zero Cpn., 7/15/30 ........
United States 20,000 $ 24,830
Axon Enterprise, Inc. , Senior Note , 0.5% , 12/15/27 ..........
United States 9,000 28,249
53,079
Automobile Components 0.0%
†
Patrick Industries, Inc. , Senior Note , 1.75% , 12/01/28 ........
United States 25,000 40,650
Automobiles 0.0%
†
Rivian Automotive, Inc. , Senior Note , 4.625% , 3/15/29 ........
United States 36,000 37,390
Biotechnology 0.3%
Alnylam Pharmaceuticals, Inc. ,
Senior Note , 1% , 9/15/27 ........................... United States 12,000 19,752
a,b
Senior Note , 144A, 0 .19% , 9/15/28 .................... United States 30,000 29,831
BioMarin Pharmaceutical, Inc. , Senior Sub. Note , 1.25% , 5/15/27
United States 33,000 31,367
a
Exact Sciences Corp. , Senior Note , 144A, 1.75% , 4/15/31 ..... United States 67,000 62,676
Halozyme Therapeutics, Inc. , Senior Note , 1% , 8/15/28 .......
United States 42,000 59,115
202,741
Broadline Retail 0.1%
Etsy, Inc. , Senior Note , 0.25% , 6/15/28 ...................
United States 72,000 63,774
Capital Markets 0.1%
b
Coinbase Global, Inc. ,
Senior Note , 0.25% , 4/01/30 ......................... United States 26,000 32,740
a
Senior Note , 144A, Zero Cpn., 10/01/32 ................ United States 30,000 33,210
a
Hercules Capital, Inc. , Senior Note , 144A, 4.75% , 9/01/28 ..... United States 21,000 20,915
a
WisdomTree, Inc. , Senior Note , 144A, 4.625% , 8/15/30 ....... United States 20,000 21,283
108,148
Communications Equipment 0.1%
a
Lumentum Holdings, Inc. , Senior Note , 144A, 0.375% , 3/15/32 . United States 61,000 70,180
Construction & Engineering 0.1%
Fluor Corp. , Senior Note , 1.125% , 8/15/29 .................
United States 41,000 48,749
Consumer Staples Distribution & Retail 0.0%
†
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 26,000 37,648
Diversified REITs 0.1%
a
Digital Realty Trust LP , Senior Note , 144A, 1.875% , 11/15/29 ... United States 75,000 78,938
Electric Utilities 0.4%
NextEra Energy Capital Holdings, Inc. , Senior Note , 3% , 3/01/27
United States 43,000 50,890
PG&E Corp. , Senior Secured Note , 4.25% , 12/01/27 .........
United States 46,000 46,635
PPL Capital Funding, Inc. , Senior Note , 2.875% , 3/15/28 ......
United States 58,000 66,279
Southern Co. (The) , Senior Note , 3.875% , 12/15/25 .........
United States 60,000 67,605
231,409
Electronic Equipment, Instruments & Components 0.2%
a
Avnet, Inc. , Senior Note , 144A, 1.75% , 9/01/30 ............. United States 20,000 20,240
Itron, Inc. , Senior Note , 1.375% , 7/15/30 ..................
United States 59,000 67,761
OSI Systems, Inc. , Senior Note , 2.25% , 8/01/29 ............
United States 32,000 46,504
134,505

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Entertainment 0.2%
Liberty Media Corp.-Liberty Formula One Corp. , Senior Note ,
2.25% , 8/15/27 ................................... United States 59,000 $ 78,382
Live Nation Entertainment, Inc. ,
Senior Note , 3.125% , 1/15/29 ........................ United States 21,000 33,928
a
Senior Note , 144A, 2.875% , 1/15/30 ................... United States 47,000 52,217
164,527
Financial Services 0.2%
Block, Inc. , Senior Note , 0.25% , 11/01/27 .................
United States 30,000 27,398
Global Payments, Inc. , Senior Note , 1.5% , 3/01/31 ..........
United States 53,000 48,641
Shift4 Payments, Inc. , Senior Note , 0.5% , 8/01/27 ...........
United States 48,000 47,356
123,395
Food Products 0.1%
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 45,000 50,603
Ground Transportation 0.1%
Uber Technologies, Inc. , 2028 , Senior Note , 0.875% , 12/01/28 ..
United States 58,000 85,405
Health Care Equipment & Supplies 0.1%
Dexcom, Inc. , Senior Note , 0.375% , 5/15/28 ...............
United States 74,000 67,544
Haemonetics Corp. , Senior Note , 2.5% , 6/01/29 ............
United States 32,000 29,685
a
Integer Holdings Corp. , Senior Note , 144A, 1.875% , 3/15/30 ... United States 42,000 40,908
a
Merit Medical Systems, Inc. , Senior Note , 144A, 3% , 2/01/29 ... United States 24,000 27,948
166,085
Health Care REITs 0.1%
a
Welltower OP LLC ,
Senior Note , 144A, 2.75% , 5/15/28 .................... United States 33,000 61,826
Senior Note , 144A, 3.125% , 7/15/29 ................... United States 32,000 47,072
108,898
Hotels, Restaurants & Leisure 0.1%
a
DoorDash, Inc. , Senior Note , 144A, Zero Cpn., 5/15/30 ....... United States 61,000 69,479
a
NCL Corp. Ltd. , Senior Note , 144A, 0.875% , 4/15/30 ......... United States 25,000 29,547
99,026
Household Durables 0.0%
†
Meritage Homes Corp. , Senior Note , 1.75% , 5/15/28 .........
United States 42,000 43,195
Household Products 0.0%
†
Spectrum Brands, Inc. , Senior Note , 3.375% , 6/01/29 ........
United States 21,000 19,567
IT Services 0.2%
Akamai Technologies, Inc. , Senior Note , 0.375% , 9/01/27 .....
United States 54,000 51,786
a
Cloudflare, Inc. , Senior Note , 144A, Zero Cpn., 6/15/30 ....... United States 40,000 45,520
Snowflake, Inc. , Senior Note , Zero Cpn., 10/01/27 ...........
United States 64,000 97,248
194,554
Life Sciences Tools & Services 0.0%
†
Repligen Corp. , Senior Note , 1% , 12/15/28 ................
United States 32,000 32,256
Machinery 0.0%
†
a
JBT Marel Corp. , Senior Note , 144A, 0.375% , 9/15/30 ........ United States 21,000 20,454

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Multi-Utilities 0.0%
†
CMS Energy Corp. , Senior Note , 3.375% , 5/01/28 ...........
United States 33,000 $ 36,218
Office REITs 0.0%
†
a
Boston Properties LP , Senior Note , 144A, 2% , 10/01/30 ....... United States 30,000 30,030
Oil, Gas & Consumable Fuels 0.0%
†
Northern Oil & Gas, Inc. , Senior Note , 3.625% , 4/15/29 .......
United States 39,000 39,205
Professional Services 0.0%
†
Parsons Corp. , Senior Note , 2.625% , 3/01/29 ..............
United States 27,000 30,847
Semiconductors & Semiconductor Equipment 0.1%
Microchip Technology, Inc. , Senior Note , 0.75% , 6/01/30 ......
United States 31,000 30,132
MKS, Inc. , Senior Note , 1.25% , 6/01/30 ...................
United States 42,000 46,095
a
Nova Ltd. , Senior Note , 144A, Zero Cpn., 9/15/30 ........... Israel 21,000 25,298
ON Semiconductor Corp. , Senior Note , 0.5% , 3/01/29 ........
United States 33,000 30,531
132,056
Software 0.3%
Bentley Systems, Inc. , Senior Note , 0.375% , 7/01/27 .........
United States 47,000 44,368
Box, Inc. , Senior Note , 1.5% , 9/15/29 ....................
United States 39,000 39,292
a
Commvault Systems, Inc. , Senior Note , 144A, Zero Cpn., 9/15/30 United States 21,000 21,724
a ,b
Datadog, Inc. , Senior Note , 144A, 0 .18% , 12/01/29 .......... United States 53,000 52,603
a
Guidewire Software, Inc. , Senior Note , 144A, 1.25% , 11/01/29 .. United States 56,000 65,269
a
Nutanix, Inc. , Senior Note , 144A, 0.5% , 12/15/29 ............ United States 42,000 47,384
Progress Software Corp. , Senior Note , 3.5% , 3/01/30 ........
United States 36,000 36,297
a
Rubrik, Inc. , Senior Note , 144A, Zero Cpn., 6/15/30 .......... United States 37,000 37,518
a ,b
Strategy, Inc. , Senior Note , 144A, 0 .403% , 3/01/30 .......... United States 39,000 41,145
Tyler Technologies, Inc. , Senior Note , 0.25% , 3/15/26 ........
United States 36,000 39,600
Vertex, Inc. , Senior Note , 0.75% , 5/01/29 .................
United States 25,000 25,500
Workiva, Inc. , Senior Note , 1.25% , 8/15/28 ................
United States 25,000 24,719
475,419
Specialty Retail 0.1%
Burlington Stores, Inc. , 1.25% , 12/15/27 ..................
United States 22,000 29,733
Wayfair, Inc. , Senior Note , 3.25% , 9/15/27 .................
United States 53,000 80,893
110,626
Technology Hardware, Storage & Peripherals 0.1%
Seagate HDD Cayman , Senior Note , 3.5% , 6/01/28 ..........
United States 30,000 86,456
Total Convertible Bonds (Cost $ 2,887,363 ) ...................................
3,156,033
Corporate Bonds 29.0%
Aerospace & Defense 1.3%
ATI, Inc. ,
Senior Note , 4.875% , 10/01/29 ....................... United States 265,000 260,762
Senior Note , 7.25% , 8/15/30 ......................... United States 15,000 15,757
Boeing Co. (The) ,
Senior Bond , 2.95% , 2/01/30 ......................... United States 8,000 7,535
Senior Note , 2.7% , 2/01/27 .......................... United States 92,000 90,159
Senior Note , 6.298% , 5/01/29 ........................ United States 267,000 283,429
a
Bombardier, Inc. , Senior Note , 144A, 7% , 6/01/32 ........... Canada 240,000 251,144
a
Spirit AeroSystems, Inc. ,
Secured Note , 144A, 9.75% , 11/15/30 .................. United States 73,000 80,376

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
a
Spirit AeroSystems, Inc., (continued)
Senior Secured Note , 144A, 9.375% , 11/30/29 ........... United States 54,000 $ 56,942
a
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.875% , 12/15/30 ........... United States 90,000 93,333
Senior Secured Note , 144A, 6.625% , 3/01/32 ............ United States 35,000 36,078
Senior Secured Note , 144A, 6.25% , 1/31/34 ............. United States 15,000 15,437
Senior Sub. Note , 144A, 6.75% , 1/31/34 ................ United States 40,000 41,387
1,232,339
Automobile Components 0.0%
†
a
Adient Global Holdings Ltd. , Senior Note , 144A, 7.5% , 2/15/33 . United States 20,000 20,725
Automobiles 0.2%
a
Volkswagen Group of America Finance LLC , Senior Note , 144A,
1.625% , 11/24/27 .................................. Germany 200,000 189,083
Banks 1.8%
Bank of America Corp. ,
Senior Note , 6.204% to 11/09/27, FRN thereafter , 11/10/28 .. United States 285,000 297,067
L , Sub. Bond , 4.183% , 11/25/27 ...................... United States 135,000 135,082
Citigroup, Inc. , Senior Note , 4.503% to 9/10/30, FRN thereafter ,
9/11/31 ......................................... United States 275,000 275,212
a
Federation des Caisses Desjardins du Quebec , Senior Note ,
144A, 4.565% , 8/26/30 .............................. Canada 200,000 201,183
JPMorgan Chase & Co. , Senior Note , 6.07% to 10/21/26, FRN
thereafter , 10/22/27 ................................ United States 540,000 550,834
Toronto-Dominion Bank (The) , Senior Note , 5.264% , 12/11/26 ..
Canada 95,000 96,343
Wells Fargo & Co. , Senior Note , 5.574% to 7/24/28, FRN
thereafter , 7/25/29 ................................. United States 265,000 274,692
1,830,413
Building Products 0.8%
a
Builders FirstSource, Inc. , Senior Bond , 144A, 6.75% , 5/15/35 .. United States 35,000 36,588
a
JH North America Holdings, Inc. ,
Senior Secured Note , 144A, 5.875% , 1/31/31 ............ United States 10,000 10,162
Senior Secured Note , 144A, 6.125% , 7/31/32 ............ United States 35,000 35,880
a
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 120,000 123,345
a
Quikrete Holdings, Inc. ,
Senior Note , 144A, 6.75% , 3/01/33 .................... United States 100,000 104,045
Senior Secured Note , 144A, 6.375% , 3/01/32 ............ United States 45,000 46,648
a
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 255,000 269,518
a
Standard Building Solutions, Inc. ,
Senior Note , 144A, 6.5% , 8/15/32 ..................... United States 80,000 82,164
Senior Note , 144A, 6.25% , 8/01/33 .................... United States 70,000 71,001
779,351
Capital Markets 1.4%
Ares Capital Corp. , Senior Note , 7% , 1/15/27 ..............
United States 270,000 278,006
a
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 265,000 275,445
Morgan Stanley , Senior Note , 5.123% to 1/31/28, FRN thereafter ,
2/01/29 ......................................... United States 405,000 413,772
a
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 65,000 66,958

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
UBS AG , Senior Note , 7.5% , 2/15/28 .....................
Switzerland 250,000 $ 269,213
1,303,394
Chemicals 0.7%
a
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 25,000 25,407
a
Braskem Idesa SAPI , Senior Secured Note , Reg S, 7.45% ,
11/15/29 ........................................ Mexico 200,000 122,360
Celanese US Holdings LLC , Senior Bond , 6.879% , 7/15/32 ....
United States 4,000 4,090
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 65,000 68,690
Huntsman International LLC , Senior Bond , 4.5% , 5/01/29 .....
United States 140,000 134,038
a
Qnity Electronics, Inc. ,
Senior Note , 144A, 6.25% , 8/15/33 .................... United States 20,000 20,449
Senior Secured Note , 144A, 5.75% , 8/15/32 ............. United States 35,000 35,310
a
Solstice Advanced Materials, Inc. , Senior Note , 144A, 5.625% ,
9/30/33 ......................................... United States 265,000 266,041
676,385
Commercial Services & Supplies 1.0%
a
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 120,000 125,924
a
Ambipar Lux SARL , Senior Note , 144A, 10.875% , 2/05/33 ..... Brazil 200,000 33,622
a
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 118,000 117,584
a
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Secured Note , 144A, 6.25% , 1/15/28 ................... United States 120,000 120,067
a
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 175,000 179,513
a
Verisure Midholding AB , Senior Note , Reg S, 5.25% , 2/15/29 ... Sweden 285,000 EUR 337,529
a
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 25,000 26,862
a
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 240,000 249,191
1,190,292
Communications Equipment 0.1%
Motorola Solutions, Inc. , Senior Note , 5% , 4/15/29 ...........
United States 135,000 138,278
Construction & Engineering 0.0%
†
a
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 30,000 31,360
Consumer Finance 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note , 4.625% , 9/10/29 ......................... Ireland 200,000 201,879
Capital One Financial Corp. , Senior Note , 4.493% to 9/10/30,
FRN thereafter , 9/11/31 ............................. United States 85,000 84,341
a
Encore Capital Group, Inc. , Senior Secured Note , 144A, 9.25% ,
4/01/29 ......................................... United States 250,000 264,102
a
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 213,000 220,425
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 200,000 202,083
972,830
Containers & Packaging 0.1%
a
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 115,000 118,058
Distributors 0.2%
a
RB Global Holdings, Inc. , Senior Note , 144A, 7.75% , 3/15/31 .. Canada 158,000 165,450

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified REITs 0.3%
VICI Properties LP , Senior Note , 4.95% , 2/15/30 ............
United States 275,000 $ 278,264
Diversified Telecommunication Services 0.5%
AT&T, Inc. , Senior Note , 4.1% , 2/15/28 ...................
United States 275,000 274,833
a
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 4.75% , 2/01/32 ............................... United States 250,000 231,404
506,237
Electric Utilities 1.9%
Duke Energy Carolinas LLC , A , Senior Bond , 6% , 12/01/28 ....
United States 130,000 137,009
a
Energo - Pro A/S , Senior Note , 144A, 11% , 11/02/28 ......... Czech Republic 200,000 211,291
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 130,000 133,564
a
NRG Energy, Inc. ,
Senior Bond , 144A, 6.25% , 11/01/34 ................... United States 230,000 235,914
c
Senior Bond , 144A, 6% , 1/15/36 ...................... United States 105,000 105,081
Pacific Gas and Electric Co. , Senior Note , 6.1% , 1/15/29 ......
United States 130,000 136,039
PG&E Corp. , Senior Secured Bond , 5.25% , 7/01/30 .........
United States 275,000 271,362
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 170,000 176,841
Virginia Electric and Power Co. , A , Senior Bond , 2.875% , 7/15/29
United States 295,000 281,708
a
Vistra Operations Co. LLC ,
Senior Note , 144A, 4.375% , 5/01/29 ................... United States 155,000 151,868
Senior Note , 144A, 6.875% , 4/15/32 ................... United States 120,000 125,593
1,966,270
Energy Equipment & Services 0.2%
a
Kodiak Gas Services LLC ,
Senior Bond , 144A, 6.75% , 10/01/35 ................... United States 35,000 35,958
Senior Note , 144A, 6.5% , 10/01/33 .................... United States 50,000 50,940
a
Transocean Poseidon Ltd. , Senior Secured Note , 144A, 6.875% ,
2/01/27 ......................................... United States 54,000 54,108
a
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ................................... United States 40,476 41,581
182,587
Entertainment 0.2%
a
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 210,000 218,284
Financial Services 1.1%
a
CrossCountry Intermediate HoldCo LLC , Senior Note , 144A,
6.5% , 10/01/30 ................................... United States 35,000 35,173
a
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 225,000 251,187
a
Jefferson Capital Holdings LLC , Senior Note , 144A, 9.5% , 2/15/29 United States 260,000 274,776
a
Nationstar Mortgage Holdings, Inc. , Senior Bond , 144A, 5.75% ,
11/15/31 ........................................ United States 170,000 172,342
a
Osaic Holdings, Inc. , Senior Secured Note , 144A, 6.75% , 8/01/32 United States 35,000 36,178
a
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 230,000 237,535
a
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 120,000 124,004
1,131,195
Food Products 0.2%
a
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 115,000 120,060

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL , Senior Note , 3% , 2/02/29 ...................... United States 73,000 $ 70,021
190,081
Ground Transportation 0.4%
a
Ashtead Capital, Inc. , Senior Note , 144A, 4% , 5/01/28 ........ United Kingdom 200,000 198,452
a
Transnet SOC Ltd. , Senior Note , Reg S, 8.25% , 2/06/28 ...... South Africa 200,000 211,325
409,777
Health Care Equipment & Supplies 0.1%
GE HealthCare Technologies, Inc. , Senior Note , 4.8% , 8/14/29 .
United States 135,000 137,748
Health Care Providers & Services 0.8%
CVS Health Corp. , Junior Sub. Bond , 7% to 3/09/30, FRN
thereafter , 3/10/55 ................................. United States 110,000 115,659
a
DaVita, Inc. ,
Senior Note , 144A, 6.875% , 9/01/32 ................... United States 110,000 113,721
Senior Note , 144A, 6.75% , 7/15/33 .................... United States 15,000 15,480
a
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 295,000 291,516
Tenet Healthcare Corp. , Senior Secured Note , 6.75% , 5/15/31 ..
United States 260,000 269,379
805,755
Health Care REITs 0.2%
a
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 155,000 164,816
Hotel & Resort REITs 0.3%
a
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note , 144A, 6.5% , 4/01/32 ..................... United States 120,000 123,460
Senior Note , 144A, 6.5% , 6/15/33 ..................... United States 40,000 41,223
a
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 110,000 113,160
277,843
Hotels, Restaurants & Leisure 1.6%
a
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 130,000 125,429
a
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 7% ,
2/15/30 ......................................... United States 131,000 134,831
a
Carnival Corp. ,
Senior Note , 144A, 5.125% , 5/01/29 ................... United States 120,000 120,000
Senior Note , 144A, 5.75% , 3/15/30 .................... United States 45,000 45,974
a
Carnival plc , Senior Note , 144A, 4.125% , 7/15/31 ........... United States 100,000 EUR 119,027
a
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 115,000 116,619
a
NCL Corp. Ltd. , Senior Note , 144A, 6.25% , 9/15/33 .......... United States 120,000 120,696
a ,c
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp. ,
Senior Secured Note , 144A, 6.25% , 10/15/30 ............. United States 40,000 40,382
a
Royal Caribbean Cruises Ltd. ,
Senior Note , 144A, 5.625% , 9/30/31 ................... United States 50,000 51,020
Senior Note , 144A, 6.25% , 3/15/32 .................... United States 72,000 74,354
Senior Note , 144A, 6% , 2/01/33 ...................... United States 143,000 146,701
a
Station Casinos LLC , Senior Bond , 144A, 4.625% , 12/01/31 ... United States 165,000 155,792
Viking Cruises Ltd. ,
a
Senior Note , 144A, 9.125% , 7/15/31 ................... United States 230,000 247,033
a
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 230,000 247,749
1,745,607

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Durables 0.5%
Newell Brands, Inc. ,
Senior Note , 6.375% , 5/15/30 ........................ United States 28,000 $ 27,812
Senior Note , 6.625% , 5/15/32 ........................ United States 8,000 7,915
a
Taylor Morrison Communities, Inc. , Senior Bond , 144A, 5.125% ,
8/01/30 ......................................... United States 276,000 275,364
Toll Brothers Finance Corp. , Senior Bond , 3.8% , 11/01/29 .....
United States 145,000 142,012
a
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 120,000 117,604
570,707
Independent Power and Renewable Electricity Producers 0.3%
a
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 200,000 209,635
Constellation Energy Generation LLC , Senior Note , 5.6% , 3/01/28
United States 130,000 134,396
Southern Power Co. , A , Senior Note , 4.25% , 10/01/30 ........
United States 45,000 44,751
388,782
Insurance 0.9%
a
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured Note , 144A,
7.5% , 11/06/30 .................................... United States 120,000 125,104
a
Athene Global Funding , Secured Note , 144A, 5.583% , 1/09/29 . United States 130,000 134,419
F&G Annuities & Life, Inc. , Senior Note , 7.4% , 1/13/28 .......
United States 130,000 136,513
a
GA Global Funding Trust , Secured Note , 144A, 4.4% , 9/23/27 .. United States 150,000 150,365
a
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 115,000 120,914
a
New York Life Global Funding , Senior Secured Note , 144A, 4.9% ,
6/13/28 ......................................... United States 135,000 138,167
a
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 175,000 181,684
987,166
IT Services 0.4%
a
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 145,000 141,047
a
Gartner, Inc. , Senior Note , 144A, 3.625% , 6/15/29 ........... United States 295,000 282,720
423,767
Leisure Products 0.2%
a
Mattel, Inc. , Senior Note , 144A, 3.75% , 4/01/29 ............. United States 155,000 150,507
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 75,000 75,369
Machinery 0.1%
a
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 115,000 117,244
Media 0.7%
a
Clear Channel Outdoor Holdings, Inc. , Senior Secured Note ,
144A, 7.875% , 4/01/30 .............................. United States 170,000 178,628
a
McGraw-Hill Education, Inc. ,
Senior Secured Note , 144A, 5.75% , 8/01/28 ............. United States 68,000 68,018
Senior Secured Note , 144A, 7.375% , 9/01/31 ............ United States 92,000 95,663
a
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Note , 144A, 5% , 8/15/27 ...................... United States 85,000 84,641
Senior Secured Note , 144A, 7.375% , 2/15/31 ............ United States 44,000 46,451

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
a
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 160,000 $ 164,332
637,733
Metals & Mining 0.8%
ArcelorMittal SA , Senior Bond , 7% , 10/15/39 ...............
Luxembourg 135,000 151,737
a
Cleveland-Cliffs, Inc. ,
Senior Note , 144A, 7% , 3/15/32 ...................... United States 55,000 55,617
Senior Note , 144A, 7.625% , 1/15/34 ................... United States 30,000 30,932
Commercial Metals Co. , Senior Bond , 4.375% , 3/15/32 .......
United States 158,000 149,238
a
Constellium SE , Senior Note , 144A, 6.375% , 8/15/32 ........ United States 250,000 255,748
a
Novelis Corp. , Senior Note , 144A, 6.875% , 1/30/30 .......... United States 113,000 117,272
760,544
Multi-Utilities 0.1%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 110,000 112,512
Oil, Gas & Consumable Fuels 3.2%
a
Aker BP ASA , Senior Note , 144A, 5.6% , 6/13/28 ............ Norway 150,000 154,766
a
Antero Resources Corp. , Senior Note , 144A, 5.375% , 3/01/30 .. United States 145,000 145,950
a
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 105,000 106,477
Energy Transfer LP , Senior Bond , 5.25% , 4/15/29 ...........
United States 270,000 277,863
a
Hess Midstream Operations LP ,
Senior Note , 144A, 5.875% , 3/01/28 ................... United States 35,000 35,700
Senior Note , 144A, 4.25% , 2/15/30 .................... United States 155,000 150,361
Senior Note , 144A, 5.5% , 10/15/30 .................... United States 51,000 51,407
a
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 280,000 288,341
Kinder Morgan, Inc. , Senior Note , 5% , 2/01/29 .............
United States 165,000 168,771
a
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 265,000 266,740
a
Matador Resources Co. , Senior Note , 144A, 6.875% , 4/15/28 .. United States 265,000 270,631
a
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 200,000 204,484
a
Raizen Fuels Finance SA , Senior Note , 144A, 6.25% , 7/08/32 .. Brazil 200,000 195,450
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 135,000 136,589
a
Sunoco LP , Senior Note , 144A, 6.25% , 7/01/33 ............. United States 116,000 118,154
Targa Resources Corp. , Senior Note , 6.15% , 3/01/29 ........
United States 130,000 137,027
a
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 125,000 122,415
a
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 260,000 273,176
a
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 15,000 16,940
Senior Secured Bond , 144A, 6.75% , 1/15/36 ............. United States 40,000 42,512
Senior Secured Note , 144A, 7.5% , 5/01/33 .............. United States 15,000 16,585
Senior Secured Note , 144A, 6.5% , 1/15/34 .............. United States 25,000 26,332
Viper Energy Partners LLC , Senior Bond , 5.7% , 8/01/35 ......
United States 16,000 16,277
3,222,948
Paper & Forest Products 0.1%
a
Magnera Corp. , Senior Note , 144A, 4.75% , 11/15/29 ......... United States 130,000 115,205
Passenger Airlines 0.3%
a
Air France-KLM , Senior Note , Reg S, 8.125% , 5/31/28 ....... France 100,000 EUR 131,389
a
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 110,000 115,776

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines (continued)
a
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 87,000 $ 85,734
332,899
Personal Care Products 0.2%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/29 .......
United States 250,000 243,455
Pharmaceuticals 0.8%
Pharmacia LLC , Senior Bond , 6.6% , 12/01/28 ..............
United States 285,000 306,218
Royalty Pharma plc , Senior Note , 4.45% , 3/25/31 ...........
United States 160,000 158,713
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
8.125% , 9/15/31 ................................... Israel 249,000 285,010
749,941
Professional Services 0.1%
a
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 100,000 103,280
Semiconductors & Semiconductor Equipment 0.1%
Broadcom Corp. / Broadcom Cayman Finance Ltd. , Senior Note ,
3.875% , 1/15/27 ................................... United States 135,000 134,954
Software 0.1%
Oracle Corp. , Senior Note , 4.45% , 9/26/30 ................
United States 60,000 59,984
Specialized REITs 0.3%
American Tower Corp. , Senior Note , 2.75% , 1/15/27 .........
United States 275,000 270,240
Specialty Retail 0.3%
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .....
United States 260,000 270,842
Technology Hardware, Storage & Peripherals 0.2%
a
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note , 144A, 5.875% , 7/15/30 ................... United States 95,000 96,892
Senior Note , 144A, 9.625% , 12/01/32 .................. United States 92,000 104,287
201,179
Textiles, Apparel & Luxury Goods 0.6%
a
Beach Acquisition Bidco LLC ,
d
Senior Note , 144A, PIK, 10% , 7/15/33 .................. United States 200,000 216,233
Senior Secured Note , 144A, 5.25% , 7/15/32 ............. United States 100,000 EUR 120,636
a
Crocs, Inc. , Senior Bond , 144A, 4.125% , 8/15/31 ............ United States 170,000 155,984
a
Under Armour, Inc. , Senior Note , 144A, 7.25% , 7/15/30 ....... United States 55,000 55,069
547,922
Tobacco 0.3%
Philip Morris International, Inc. , Senior Note , 5.125% , 2/15/30 ..
United States 270,000 279,146
Trading Companies & Distributors 0.8%
Air Lease Corp. , Senior Note , 5.85% , 12/15/27 .............
United States 300,000 309,081
a
Aviation Capital Group LLC , Senior Note , 144A, 5.375% , 7/15/29 United States 135,000 138,343
a
Boise Cascade Co. , Senior Note , 144A, 4.875% , 7/01/30 ..... United States 125,000 122,540
a
EquipmentShare.com, Inc. , Secured Note , 144A, 9% , 5/15/28 .. United States 115,000 121,839
a
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 35,000 35,989
a
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 130,000 134,926
United Rentals North America, Inc. , Senior Bond , 4% , 7/15/30 ..
United States 51,000 48,830

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors (continued)
a
WESCO Distribution, Inc. , Senior Note , 144A, 6.375% , 3/15/33 . United States 30,000 $ 31,120
942,668
Wireless Telecommunication Services 1.1%
T-Mobile USA, Inc. ,
Senior Note , 2.05% , 2/15/28 ......................... United States 145,000 138,265
Senior Note , 3.375% , 4/15/29 ........................ United States 545,000 529,269
a
Vmed O2 UK Financing I plc , Senior Secured Bond , Reg S,
3.25% , 1/31/31 ................................... United Kingdom 135,000 EUR 152,588
a
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 200,000 213,266
1,033,388
Total Corporate Bonds (Cost $ 28,725,573 ) ....................................
29,394,804
Senior Floating Rate Interests 5.8%
Aerospace & Defense 0.1%
e
TransDigm, Inc., First Lien, CME Term Loan, J , 6.502% , ( 3-month
SOFR + 2.5% ), 2/28/31 ............................. United States 83,728 83,781
Air Freight & Logistics 0.1%
e
Rand Parent LLC, First Lien, CME Term Loan, B , 7.296% ,
( 3-month SOFR + 3% ), 3/18/30 ....................... United States 116,653 116,319
Automobile Components 0.0%
†
e
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan , 6.913% , ( 1-month SOFR + 2.75% ), 1/28/32 ......... United States 35,475 35,542
Broadline Retail 0.1%
c,e
Peer Holding III BV, First Lien, CME Term Loan, B , 6.017% ,
( 12-month SOFR + 2.25% ), 9/27/32 .................... Netherlands 59,438 59,568
e
Building Products 0.2%
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan , 6.122% , ( 6-month SOFR + 2.25% ), 8/04/31 . United States 114,113 113,742
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2 , 6.413% ,
( 1-month SOFR + 2.25% ), 3/19/29 ..................... United States 117,899 118,105
c
Smyrna Ready Mix Concrete LLC, First Lien, 2025 CME Term
Loan , 7.166% , ( 1-month SOFR + 3% ), 3/30/29 ............ United States 14,577 14,613
246,460
a a a a a a
e
Chemicals 0.2%
Albaugh LLC, First Lien, Initial CME Term Loan , 7.913% ,
( 1-month SOFR + 3.75% ), 4/06/29 ..................... United States 129,664 129,921
Nouryon Finance BV, First Lien, Term Loan, B , 5.43% , ( 1-month
EURIBOR + 3.5% ), 4/03/28 .......................... Netherlands 115,000 EUR 135,561
265,482
a a a a a a
e
Commercial Services & Supplies 0.2%
c
Clean Harbors, Inc., First Lien, CME Term Loan , 5.259% ,
( 12-month SOFR + 1.5% ), 9/24/32 ..................... United States 129,817 130,466
Madison IAQ LLC, First Lien, Initial CME Term Loan , 6.702% ,
( 6-month SOFR + 2.5% ), 6/21/28 ...................... United States 118,154 118,389
PG Polaris BidCo SARL, First Lien, Initial CME Term Loan ,
7.046% , ( 3-month SOFR + 2.75% ), 3/26/31 .............. Luxembourg 49,501 49,730
298,585
a a a a a a

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Communications Equipment 0.1%
c,e
CommScope, Inc., First Lien, Initial CME Term Loan , 8.913% ,
( 1-month SOFR + 4.75% ), 12/18/29 .................... United States 115,000 $ 116,555
Containers & Packaging 0.1%
e
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B , 6.509% , ( 12-month SOFR + 2.75% ), 9/27/32 ...... United States 64,293 64,253
Distributors 0.0%
†
e
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan , 8.002% , ( 3-month SOFR + 4% ), 11/30/30 ........... United States 19,605 19,435
Electrical Equipment 0.2%
c,e
Pinnacle Buyer LLC, First Lien, CME Term Loan , 6.483% ,
( 12-month SOFR + 2.5% ), 9/13/32 ..................... United States 37,990 38,085
c
Pinnacle Buyer LLC, First Lien, Delayed Draw Term Loan , 9/13/32 United States 7,306 7,324
e
WEC US Holdings, Inc., First Lien, Initial CME Term Loan , 6.53% ,
( 1-month SOFR + 2.25% ), 1/27/31 ..................... United States 118,800 118,973
164,382
a a a a a a
e
Entertainment 0.1%
Banijay Entertainment SAS, First Lien, CME Term Loan, B3 ,
7.023% , ( 1-month SOFR + 2.75% ), 3/01/28 .............. France 44,643 44,880
Playtika Holding Corp., First Lien, CME Term Loan, B1 , 7.028% ,
( 1-month SOFR + 2.75% ), 3/13/28 ..................... United States 99,479 98,092
142,972
a a a a a a
Food Products 0.2%
e
Chobani LLC, First Lien, 2025 New CME Term Loan , 6.763% ,
( 1-month SOFR + 2.5% ), 10/25/27 ..................... United States 139,298 139,835
Ground Transportation 0.1%
e
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan ,
5.752% , ( 3-month SOFR + 1.75% ), 4/10/31 .............. United States 79,200 78,980
e
Health Care Equipment & Supplies 0.4%
Bausch + Lomb Corp., First Lien, New CME Term Loan , 8.163% ,
( 1-month SOFR + 4% ), 9/29/28 ....................... United States 70,737 70,825
Bausch + Lomb Corp., First Lien, Third Amendment CME Term
Loan , 8.413% , ( 1-month SOFR + 4.25% ), 1/15/31 ......... United States 183,999 184,344
Medline Borrower LP, First Lien, 2028 Refinancing CME Term
Loan , 6.163% , ( 1-month SOFR + 2% ), 10/23/28 ........... United States 104,649 104,753
359,922
a a a a a a
e
Health Care Providers & Services 0.3%
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5 , 6.663% ,
( 1-month SOFR + 2.5% ), 2/21/31 ...................... United States 118,206 118,412
Phoenix Newco, Inc., First Lien, Sixth Amendment CME Term
Loan , 6.663% , ( 1-month SOFR + 2.5% ), 11/15/28 ......... United States 131,543 131,803
Waystar Technologies, Inc., First Lien, Initial CME Term Loan ,
6.316% , ( 1-month SOFR + 2% ), 10/22/29 ................ United States 55,115 55,219
305,434
a a a a a a
e
Hotels, Restaurants & Leisure 0.7%
Caesars Entertainment, Inc., First Lien, CME Term Loan, B1 ,
6.413% , ( 1-month SOFR + 2.25% ), 2/06/31 .............. United States 132,975 132,837
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B ,
7.413% , ( 1-month SOFR + 3.25% ), 1/29/29 .............. United States 119,087 119,050

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
Hotels, Restaurants & Leisure (continued)
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B , 5.752% , ( 3-month SOFR + 1.75% ), 12/02/30 ...... Ireland 63,863 $ 63,767
Great Canadian Gaming Corp., First Lien, CME Term Loan, B ,
8.753% , ( 3-month SOFR + 4.75% ), 11/01/29 ............. Canada 100,000 96,688
IRB Holding Corp., First Lien, 2024 Second Replacement CME
Term Loan, B , 6.663% , ( 1-month SOFR + 2.5% ), 12/15/27 ... United States 153,909 154,113
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan , 7.036% , ( 3-month SOFR + 2.75% ), 4/04/29 . United States 118,798 117,956
684,411
a a a a a a
Household Durables 0.1%
e
Hunter Douglas, Inc., First Lien, CME Term Loan, B1 , 7.252% ,
( 3-month SOFR + 3.25% ), 1/16/32 ..................... Netherlands 107,440 107,719
Insurance 0.1%
e
Alliant Holdings Intermediate LLC, First Lien, Initial CME Term
Loan , 6.666% , ( 1-month SOFR + 2.5% ), 9/19/31 .......... United States 118,207 118,009
IT Services 0.1%
e
Ahead DB Holdings LLC, First Lien, CME Term Loan, B3 , 6.752% ,
( 3-month SOFR + 2.75% ), 2/03/31 ..................... United States 49,034 49,154
e
Machinery 0.5%
Chart Industries, Inc., First Lien, Amendment No. 7 CME Term
Loan , 6.792% , ( 3-month SOFR + 2.5% ), 3/15/30 .......... United States 226,327 227,883
CPM Holdings, Inc., First Lien, Initial CME Term Loan , 8.78% ,
( 1-month SOFR + 4.5% ), 9/28/28 ...................... United States 100,281 100,172
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B , 6.913% , ( 1-month SOFR + 2.75% ), 10/23/28 .. United States 109,716 110,344
TK Elevator Midco GmbH, First Lien, CME Term Loan, B1 ,
7.197% , ( 6-month SOFR + 3% ), 4/30/30 ................ Germany 76,373 76,649
515,048
a a a a a a
e
Media 0.4%
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan , 8.278% , ( 1-month SOFR + 4% ),
8/23/28 ......................................... United States 105,000 105,315
CSC Holdings LLC, First Lien, Term Loan, B5 , 8.75% , ( PRIME +
1.5% ), 4/15/27 .................................... United States 93,516 90,710
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B , 9.82% , ( 3-month SOFR + 5.25% ), 8/02/29 ........ United States 229,458 230,139
426,164
a a a a a a
Oil, Gas & Consumable Fuels 0.3%
e
CQP Holdco LP, First Lien, Initial CME Term Loan , 6.296% ,
( 3-month SOFR + 2% ), 12/31/30 ...................... United States 303,730 304,081
e
Passenger Airlines 0.3%
AAdvantage Loyalty IP Ltd., First Lien, 2025 Incremental CME
Term Loan , 7.575% , ( 3-month SOFR + 3.25% ), 5/28/32 ..... United States 9,975 10,031
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan , 6.575% ,
( 3-month SOFR + 2.25% ), 4/20/28 ..................... United States 204,895 204,824
WestJet Loyalty LP, First Lien, Initial CME Term Loan , 7.252% ,
( 3-month SOFR + 3.25% ), 2/14/31 ..................... Canada 98,500 98,738
313,593
a a a a a a

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Pharmaceuticals 0.1%
e
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan , 8.163% , ( 1-month SOFR + 4% ), 4/23/31 ....... United States 109,447 $ 109,801
e
Software 0.4%
McAfee Corp., First Lien, CME Term Loan, B1 , 7.223% , ( 1-month
SOFR + 3% ), 3/01/29 ............................... United States 128,702 123,313
Proofpoint, Inc., First Lien, CME Term Loan , 7.163% , ( 1-month
SOFR + 3% ), 8/31/28 ............................... United States 136,850 137,557
UKG, Inc., First Lien, Initial CME Term Loan , 6.81% , ( 3-month
SOFR + 2.5% ), 2/10/31 ............................. United States 118,800 118,816
379,686
a a a a a a
Specialty Retail 0.3%
e
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C ,
7.416% , ( 1-month SOFR + 3.25% ), 10/19/29 ............. United States 272,241 272,605
Textiles, Apparel & Luxury Goods 0.1%
e
Flash Charm, Inc., First Lien, CME Term Loan, B2 , 7.796% ,
( 3-month SOFR + 3.5% ), 3/02/28 ...................... United States 118,496 104,277
Water Utilities 0.0%
†
c,e
Deep Blue Operating I LLC, First Lien, CME Term Loan , 7.009% ,
( 12-month SOFR + 3.25% ), 9/17/32 .................... United States 25,855 25,920
Total Senior Floating Rate Interests (Cost $ 5,897,162 ) .........................
5,907,973
Foreign Government and Agency Securities 10.3%
a
Armenia Government Bond , Senior Bond , Reg S, 3.6% , 2/02/31 Armenia 200,000 180,668
a
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 210,000 EUR 227,327
Brazil Government Bond , Senior Bond , 3.875% , 6/12/30 ......
Brazil 590,000 566,842
a
Bulgaria Government Bond ,
Senior Bond , Reg S, 5% , 3/05/37 ...................... Bulgaria 60,000 60,135
Senior Note , Reg S, 3.625% , 9/05/32 ................... Bulgaria 100,000 EUR 121,097
a
Cameroon Government Bond , Senior Bond , Reg S, 5.95% ,
7/07/32 ......................................... Cameroon 190,000 EUR 183,970
Chile Government Bond ,
Senior Bond , 5.65% , 1/13/37 ......................... Chile 230,000 242,224
Senior Note , 4.85% , 1/22/29 ......................... Chile 200,000 204,880
Colombia Government Bond , Senior Bond , 8% , 11/14/35 ......
Colombia 350,000 376,425
a
Costa Rica Government Bond , Senior Bond , Reg S, 6.125% ,
2/19/31 ......................................... Costa Rica 400,000 417,900
a
Dominican Republic Government Bond , Senior Bond , Reg S, 6% ,
7/19/28 .........................................
Dominican
Republic 420,000 434,322
a
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 280,000 284,427
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 140,000 125,657
a
Egypt Government Bond ,
Senior Bond , Reg S, 7.6% , 3/01/29 .................... Egypt 260,000 270,064
Senior Note , 144A, 8.625% , 2/04/30 .................... Egypt 200,000 212,668
a ,f
Electricite de France SA , Junior Sub. Bond , 144A, 9.125% to
6/14/33, FRN thereafter , Perpetual ..................... France 200,000 232,045
a
Gabonese Republic , Senior Bond , Reg S, 6.625% , 2/06/31 .... Gabon 230,000 185,828
a
Ghana Government Bond , Senior Bond , 144A, 5% , 7/03/35 .... Ghana 150,000 126,800
a
Guatemala Government Bond , Senior Bond , Reg S, 6.6% ,
6/13/36 ......................................... Guatemala 420,000 445,073
a
Hashemite Kingdom of Jordan , Senior Note , Reg S, 7.5% ,
1/13/29 ......................................... Jordan 200,000 209,057
a
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 400,000 410,028

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
a
Indonesia Government Bond , Senior Bond , Reg S, 4.35% ,
1/08/27 ......................................... Indonesia 200,000 $ 201,088
a
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 .... Iraq 206,250 205,353
a
Istanbul Metropolitan Municipality , Senior Note , Reg S, 10.5% ,
12/06/28 ........................................ Turkiye 200,000 219,575
a
Ivory Coast Government Bond , Senior Bond , Reg S, 4.875% ,
1/30/32 ......................................... Ivory Coast 300,000 EUR 336,842
a
Montenegro Government Bond , Senior Note , 144A, 4.875% ,
4/01/32 ......................................... Montenegro 130,000 EUR 153,532
Panama Government Bond , Senior Bond , 8% , 3/01/38 .......
Panama 200,000 228,120
a
Paraguay Government Bond , Senior Bond , Reg S, 3.849% ,
6/28/33 ......................................... Paraguay 470,000 440,672
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 260,000 240,253
a
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ,
Senior Bond , Reg S, 5.45% , 5/21/28 ................... Indonesia 200,000 205,735
Petroleos Mexicanos ,
Senior Note , 6.49% , 1/23/27 ......................... Mexico 155,000 156,685
Senior Note , 6.7% , 2/16/32 .......................... Mexico 103,000 102,138
Philippines Government Bond , Senior Bond , 5.5% , 2/04/35 ....
Philippines 220,000 234,365
a
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 250,000 243,890
a
Romania Government Bond ,
Senior Bond , Reg S, 5.625% , 2/22/36 .................. Romania 220,000 EUR 251,964
Senior Note , 144A, 3% , 2/27/27 ....................... Romania 400,000 390,769
a
Serbia Government Bond , Senior Bond , Reg S, 6.5% , 9/26/33 .. Serbia 230,000 250,183
South Africa Government Bond , Senior Bond , 5.875% , 4/20/32 .
South Africa 200,000 202,616
a
Southern Gas Corridor CJSC , Senior Bond , Reg S, 6.875% ,
3/24/26 ......................................... Azerbaijan 220,000 222,749
Turkiye Government Bond ,
Senior Note , 9.125% , 7/13/30 ......................... Turkiye 400,000 453,353
a
Uzbekistan Government Bond , Senior Note , Reg S, 6.9% ,
2/28/32 ......................................... Uzbekistan 200,000 215,487
Total Foreign Government and Agency Securities (Cost $ 9,886,421 ) .............
10,472,806
U.S. Government and Agency Securities 0.1%
g
U.S. Treasury Notes , 0.625%, 11/30/27 ................... United States 133,000 124,830
Total U.S. Government and Agency Securities (Cost $ 124,830 ) ..................
124,830
Asset-Backed Securities 1.8%
Financial Services 1.8%
a ,e
BDS Ltd. , 2021-FL9 , A , 144A, FRN , 5.32% , ( 1-month SOFR +
1.184% ), 11/16/38 . ................................. United States 21,063 21,143
a ,e
Black Diamond CLO Ltd. , 2024-1A , D1 , 144A, FRN , 8.768% ,
( 3-month SOFR + 4.45% ), 10/25/37 . ................... Jersey 260,000 263,841
a
DataBank Issuer II LLC , 2025-1A , A2 , 144A, 5.18% , 9/27/55 . ... United States 287,000 287,820
a
FIGRE Trust , 2025-FL1 , A1 , 144A, 5.265% , 7/25/55 . ......... United States 141,248 141,791
e
GSAA Home Equity Trust , 2006-8 , 2A2 , FRN , 4.632% , ( 1-month
SOFR + 0.474% ), 5/25/36 . ........................... United States 504,940 105,375
a
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................. United States 153,000 128,130
a ,e
Northwoods Capital 22 Ltd. , 2020-22A , DRR , 144A, FRN ,
8.971% , ( 3-month SOFR + 4.95% ), 9/16/31 . .............. United States 250,000 254,094
a ,c
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . .. United States 250,000 250,659
e
WaMu Asset-Backed Certificates Trust ,
2006-HE2 , A3 , FRN , 4.572% , ( 1-month SOFR + 0.414% ),
5/25/36 ......................................... United States 333,247 261,854

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
e
WaMu Asset-Backed Certificates Trust, (continued)
2007-HE4 , 1A , FRN , 4.442% , ( 1-month SOFR + 0.284% ),
7/25/47 ......................................... United States 100,780 $ 76,144
1,790,851
a a a a a a
Total Asset-Backed Securities (Cost $ 1,963,348 ) ..............................
1,790,851
Commercial Mortgage-Backed Securities 8.5%
Financial Services 8.5%
h
Banc of America Commercial Mortgage Trust , 2015-UBS7 , B ,
FRN , 4.384% , 9/15/48 .............................. United States 262,000 253,585
h ,i
BANK , 2024-BNK48 , XA , IO, FRN , 1.35% , 10/15/57 ......... United States 2,708,029 220,544
h ,i
BANK5 Trust ,
2024-5YR10 , XA , IO, FRN , 1.401% , 10/15/57 ............. United States 4,137,369 171,404
2024-5YR12 , XA , IO, FRN , 0.695% , 12/15/57 ............. United States 4,356,443 83,161
a ,h
Barclays Commercial Mortgage Trust , 2019-C5 , F , 144A, FRN ,
2.702% , 11/15/52 .................................. United States 336,000 201,155
h ,i
BBCMS Mortgage Trust ,
2022-C14 , XA , IO, FRN , 0.808% , 2/15/55 ................ United States 2,903,290 94,789
2024-5C29 , XA , IO, FRN , 1.822% , 9/15/57 ............... United States 4,849,842 265,537
2024-C26 , XA , IO, FRN , 1.241% , 5/15/57 ................ United States 1,590,789 114,122
h ,i
Benchmark Mortgage Trust ,
2024-V10 , XA , IO, FRN , 1.522% , 9/15/57 ................ United States 3,820,749 171,653
2024-V11 , XA , IO, FRN , 0.773% , 11/15/57 ............... United States 6,574,000 139,966
h ,i
BMO Mortgage Trust , 2024-5C6 , XA , IO, FRN , 1.574% , 9/15/57 United States 3,410,269 153,251
h
CD Mortgage Trust , 2017-CD4 , B , FRN , 3.947% , 5/10/50 ..... United States 243,000 230,454
CFCRE Commercial Mortgage Trust , 2016-C7 , A3 , 3.839% ,
12/10/54 ........................................ United States 234,000 231,543
Citigroup Commercial Mortgage Trust ,
a,h
2015-GC27 , D , 144A, FRN , 4.543% , 2/10/48 ............. United States 303,955 293,934
h
2015-GC33 , C , FRN , 4.545% , 9/10/58 .................. United States 45,000 38,587
2015-GC33 , D , 3.172% , 9/10/58 ....................... United States 63,000 39,060
COMM Mortgage Trust ,
a,h,j
2012-CR3 , F , 144A, FRN , 4.75% , 10/15/45 ............... United States 169,087 10,352
2012-CR4 , AM , 3.251% , 10/15/45 ..................... United States 184,000 169,746
2013-CR12 , AM , 4.3% , 10/10/46 ...................... United States 85,572 81,301
h
2014-CR16 , C , FRN , 4.885% , 4/10/47 .................. United States 283,000 269,221
a,h
2014-CR17 , D , 144A, FRN , 5.006% , 5/10/47 ............. United States 182,000 153,472
a,h
2014-CR19 , D , 144A, FRN , 4.572% , 8/10/47 ............. United States 21,788 21,312
h
2014-CR20 , C , FRN , 4.826% , 11/10/47 ................. United States 213,420 205,942
2014-UBS3 , AM , 4.012% , 6/10/47 ..................... United States 23,601 23,200
h
2014-UBS5 , AM , FRN , 4.193% , 9/10/47 ................. United States 105,897 104,613
h
2015-CR22 , B , FRN , 3.926% , 3/10/48 .................. United States 116,505 112,196
h
2015-CR27 , C , FRN , 4.448% , 10/10/48 ................. United States 140,000 131,331
h
2015-DC1 , B , FRN , 4.035% , 2/10/48 ................... United States 264,000 251,841
h
2015-LC19 , B , FRN , 3.829% , 2/10/48 ................... United States 110,553 108,673
CSAIL Commercial Mortgage Trust ,
h
2015-C2 , B , FRN , 4.208% , 6/15/57 .................... United States 106,924 103,412
2015-C3 , A4 , 3.718% , 8/15/48 ........................ United States 1,483 1,479
2016-C5 , A5 , 3.757% , 11/15/48 ....................... United States 37,156 37,030
a ,e
FHLMC Multi-family Structured Credit Risk Trust , 2021-MN3 , M2 ,
144A, FRN , 8.356% , ( 30-day SOFR Average + 4% ), 11/25/51 . United States 460,000 478,263
a ,e
FNMA Multi-family Connecticut Avenue Securities Trust ,
2019-01 , M10 , 144A, FRN , 7.721% , ( 30-day SOFR Average +
3.364% ), 10/25/49 ................................. United States 267,182 271,738

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
a,e
FNMA Multi-family Connecticut Avenue Securities Trust,
(continued)
2020-01 , M10 , 144A, FRN , 8.221% , ( 30-day SOFR Average +
3.864% ), 3/25/50 .................................. United States 499,979 $ 509,805
h
GS Mortgage Securities Trust ,
a
2013-GC13 , AS , 144A, FRN , 4.004% , 7/10/46 ............ United States 128,702 127,145
2014-GC24 , B , FRN , 4.527% , 9/10/47 .................. United States 244,000 235,689
h
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
a
2007-CB20 , E , 144A, FRN , 8.454% , 2/12/51 ............. United States 8,985 12,231
2013-LC11 , D , FRN , 4.339% , 4/15/46 ................... United States 127,000 9,687
JPMBB Commercial Mortgage Securities Trust ,
h
2013-C12 , D , FRN , 4.071% , 7/15/45 ................... United States 140,000 129,501
a,h
2014-C18 , D , 144A, FRN , 4.654% , 2/15/47 .............. United States 152,000 137,560
h
2014-C23 , B , FRN , 4.688% , 9/15/47 ................... United States 110,000 106,832
2016-C1 , A5 , 3.576% , 3/17/49 ........................ United States 74,000 73,722
h
JPMDB Commercial Mortgage Securities Trust , 2018-C8 , C , FRN ,
4.914% , 6/15/51 ................................... United States 123,000 110,971
a
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% ,
3/10/50 ......................................... United States 240,000 235,844
h
Morgan Stanley Bank of America Merrill Lynch Trust ,
2013-C10 , B , FRN , 4.085% , 7/15/46 ................... United States 177,639 168,492
a
2013-C10 , D , 144A, FRN , 4.085% , 7/15/46 .............. United States 230,000 190,129
a
2013-C12 , D , 144A, FRN , 4.859% , 10/15/46 ............. United States 123,000 115,012
2015-C22 , C , FRN , 4.113% , 4/15/48 ................... United States 163,000 144,420
h
Morgan Stanley Capital I Trust ,
2016-UB11 , C , FRN , 3.691% , 8/15/49 .................. United States 192,000 187,463
2018-H3 , C , FRN , 4.995% , 7/15/51 .................... United States 125,000 116,453
SG Commercial Mortgage Securities Trust , 2016-C5 , A4 , 3.055% ,
10/10/48 ........................................ United States 261,000 257,092
a ,j
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 472,775 44
Wells Fargo Commercial Mortgage Trust ,
a,h
2013-LC12 , D , 144A, FRN , 3.913% , 7/15/46 ............. United States 293,000 168,475
a
2014-LC16 , D , 144A, 3.938% , 8/15/50 .................. United States 247,235 29,906
2015-C31 , A4 , 3.695% , 11/15/48 ...................... United States 73,343 73,196
2015-C31 , D , 3.852% , 11/15/48 ....................... United States 74,000 63,955
h,i
2019-C52 , XA , IO, FRN , 1.71% , 8/15/52 ................. United States 1,798,884 84,645
a ,h
WFRBS Commercial Mortgage Trust , 2013-C15 , D , 144A, FRN ,
4.284% , 8/15/46 ................................... United States 149,260 85,824
8,611,960
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 8,602,643 ) ...............
8,611,960
Mortgage-Backed Securities 21.7%
Federal National Mortgage Association (FNMA) Fixed Rate 14.7%
FNMA, 30 Year , 5%, 1/01/49 - 5/01/49 .................... United States 28,291 28,573
k
Uniform Mortgage-Backed Securities , 2.5% , TBA, 10/25/55 .... United States 2,000,000 1,685,304
k
Uniform Mortgage-Backed Securities , 5% , TBA, 10/25/55 ..... United States 1,000,000 991,891
k
Uniform Mortgage-Backed Securities , 5.5% , TBA, 10/25/55 .... United States 8,000,000 8,067,154
k
Uniform Mortgage-Backed Securities , 6% , TBA, 10/25/55 ..... United States 3,000,000 3,069,869
k
Uniform Mortgage-Backed Securities , 6.5% , TBA, 10/25/55 .... United States 1,000,000 1,033,540
14,876,331
Government National Mortgage Association (GNMA) Fixed Rate 7.0%
GNMA II, Single-family, 30 Year , 3.5%, 10/20/49 - 11/20/49 .... United States 41,054 37,015
k
GNMA II, Single-family, 30 Year , 4.5%, 10/15/55 ............ United States 1,000,000 969,914
GNMA II, Single-family, 30 Year , 5%, 5/20/49 ............... United States 32,624 32,756

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
k
GNMA II, Single-family, 30 Year , 5%, 10/15/55 .............. United States 3,000,000 $ 2,984,561
GNMA II, Single-family, 30 Year , 5.5%, 5/20/49 ............. United States 14,018 14,337
k
GNMA II, Single-family, 30 Year , 5.5%, 10/15/55 ............ United States 3,000,000 3,022,795
7,061,378
Total Mortgage-Backed Securities (Cost $ 22,023,007 ) ..........................
21,937,709
Residential Mortgage-Backed Securities 8.4%
Financial Services 8.4%
a
A&D Mortgage Trust ,
2023-NQM4 , A1 , 144A, 7.472% , 9/25/68 ................ United States 252,139 257,025
2024-NQM1 , A1 , 144A, 6.195% , 2/25/69 ................ United States 109,141 110,276
Alternative Loan Trust ,
e
2005-38 , A1 , FRN , 5.653% , ( 12-month average of 1-year CMT
+ 1.5% ), 9/25/35 .................................. United States 198,551 179,842
e
2005-65CB , 2A1 , FRN , 4.697% , ( 1-month SOFR + 0.539% ),
12/25/35 ........................................ United States 255,284 157,547
e
2006-OA10 , 4A1 , FRN , 4.652% , ( 1-month SOFR + 0.494% ),
8/25/46 ......................................... United States 768,011 666,657
h
2006-OA7 , 1A1 , FRN , 3.161% , 6/25/46 ................. United States 479,170 445,407
e
2006-OA7 , 1A2 , FRN , 5.093% , ( 12-month average of 1-year
CMT + 0.94% ), 6/25/46 ............................. United States 121,132 119,524
e
2007-OH1 , A1D , FRN , 4.482% , ( 1-month SOFR + 0.324% ),
4/25/47 ......................................... United States 59,749 52,763
h
Bear Stearns ALT-A Trust , 2005-8 , 21A1 , FRN , 5.232% , 10/25/35 United States 101,619 84,110
a ,e
Chevy Chase Funding LLC , 2006-4A , A2 , 144A, FRN , 4.452% ,
( 1-month SOFR + 0.294% ), 11/25/47 ................... United States 85,762 76,956
e
FHLMC STACR Debt Notes ,
2015-DNA3 , B , FRN , 13.821% , ( 30-day SOFR Average +
9.464% ), 4/25/28 .................................. United States 515,021 517,573
2016-DNA1 , B , FRN , 14.471% , ( 30-day SOFR Average +
10.114% ), 7/25/28 ................................. United States 1,016,533 1,042,209
a ,e
FHLMC STACR REMIC Trust ,
2020-DNA3 , B2 , 144A, FRN , 13.821% , ( 30-day SOFR Average
+ 9.464% ), 6/25/50 ................................ United States 237,000 309,347
2020-DNA4 , B2 , 144A, FRN , 14.471% , ( 30-day SOFR Average
+ 10.114% ), 8/25/50 ................................ United States 135,000 181,100
a ,e
FHLMC STACR Trust ,
2018-DNA3 , B2 , 144A, FRN , 12.221% , ( 30-day SOFR Average
+ 7.864% ), 9/25/48 ................................ United States 389,000 450,174
2018-HQA2 , B2 , 144A, FRN , 15.471% , ( 30-day SOFR Average
+ 11.114% ), 10/25/48 ............................... United States 333,000 413,911
2019-DNA2 , B2 , 144A, FRN , 14.971% , ( 30-day SOFR Average
+ 10.614% ), 3/25/49 ................................ United States 152,000 177,029
h
First Horizon Alternative Mortgage Securities Trust , 2006-AA6 ,
2A1 , FRN , 5.147% , 11/25/36 ......................... United States 197,910 135,583
e
FNMA Connecticut Avenue Securities Trust ,
2016-C02 , 1B , FRN , 16.721% , ( 30-day SOFR Average +
12.364% ), 9/25/28 ................................. United States 962,721 1,008,582
2016-C03 , 1B , FRN , 16.221% , ( 30-day SOFR Average +
11.864% ), 10/25/28 ................................ United States 494,375 520,702
2016-C05 , 2B , FRN , 15.221% , ( 30-day SOFR Average +
10.864% ), 1/25/29 ................................. United States 88,622 94,583
a
2020-R01 , 1B1 , 144A, FRN , 7.721% , ( 30-day SOFR Average +
3.364% ), 1/25/40 .................................. United States 155,000 159,123
a
2020-SBT1 , 1M2 , 144A, FRN , 8.121% , ( 30-day SOFR Average
+ 3.764% ), 2/25/40 ................................ United States 276,000 286,237

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
e
FNMA Connecticut Avenue Securities Trust, (continued)
a
2022-R02 , 2B1 , 144A, FRN , 8.856% , ( 30-day SOFR Average +
4.5% ), 1/25/42 .................................... United States 148,000 $ 153,575
e
GSR Mortgage Loan Trust , 2007-OA1 , 2A3A , FRN , 4.582% ,
( 1-month SOFR + 0.424% ), 5/25/37 .................... United States 109,181 60,371
e
HarborView Mortgage Loan Trust , 2005-2 , 1A , FRN , 4.768% ,
( 1-month SOFR + 0.634% ), 5/19/35 .................... United States 168,343 46,496
a
MFA Trust , 2025-NQM3 , A1 , 144A, 5.261% , 8/25/70 ......... United States 97,576 97,972
a ,e
Morgan Stanley Re-REMIC Trust , 2010-R4 , 4B , 144A, FRN ,
3.008% , ( 1-month SOFR + 0.344% ), 2/26/37 ............. United States 116,928 111,344
e
MortgageIT Trust , 2005-3 , M2 , FRN , 5.067% , ( 1-month SOFR +
0.909% ), 8/25/35 .................................. United States 21,512 20,940
a
Saluda Grade Alternative Mortgage Trust , 2024-RTL5 , A1 , 144A,
7.762% , 4/25/30 ................................... United States 250,000 253,179
e
Structured Asset Mortgage Investments II Trust , 2007-AR1 , 2A1 ,
FRN , 4.632% , ( 1-month SOFR + 0.474% ), 1/25/37 ......... United States 162,725 145,607
a ,h
Towd Point Mortgage Trust , 2019-2 , A2 , 144A, FRN , 3.75% ,
12/25/58 ........................................ United States 202,000 183,835
8,519,579
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 7,902,511 ) ................
8,519,579
Agency Commercial Mortgage-Backed Securities 10.0%
Financial Services 10.0%
i
FHLMC ,
304 , C37 , IO, 3.5% , 12/15/27 ......................... United States 16,314 323
4000 , PI , IO, 4.5% , 1/15/42 .......................... United States 105,147 13,973
4077 , IK , IO, 5% , 7/15/42 ............................ United States 214,717 45,468
4105 , HI , IO, 3.5% , 7/15/41 .......................... United States 118,794 6,024
e
4839 , WS , IO, FRN , 1.613% , ( 30-day SOFR Average +
5.986% ), 8/15/56 .................................. United States 1,549,652 229,645
e
4945 , SL , IO, FRN , 1.579% , ( 30-day SOFR Average + 5.936% ),
1/25/50 ......................................... United States 1,362,473 171,748
e
5002 , SJ , IO, FRN , 1.629% , ( 30-day SOFR Average + 5.986% ),
7/25/50 ......................................... United States 1,786,670 224,733
e
5011 , SA , IO, FRN , 1.779% , ( 30-day SOFR Average + 6.136% ),
9/25/50 ......................................... United States 1,864,769 261,938
5024 , HI , IO, 4.5% , 10/25/50 ......................... United States 1,926,029 459,800
5093 , YI , IO, 4.5% , 12/25/50 ......................... United States 1,378,247 329,162
5134 , IC , IO, 4% , 8/25/51 ............................ United States 2,497,583 500,197
5349 , IB , IO, 4% , 12/15/46 ........................... United States 1,350,392 295,220
i
FNMA ,
e
2010-35 , SG , IO, FRN , 1.929% , ( 30-day SOFR Average +
6.286% ), 4/25/40 .................................. United States 187,747 21,560
2012-127 , BI , IO, 4.5% , 11/25/42 ...................... United States 86,572 17,893
2015-30 , IO, 5.5% , 5/25/45 .......................... United States 605,257 82,542
e
2015-42 , LS , IO, FRN , 1.729% , ( 30-day SOFR Average +
6.086% ), 6/25/45 .................................. United States 863,090 67,792
2016-3 , NI , IO, 6% , 2/25/46 .......................... United States 385,825 56,279
e
2017-32 , SA , IO, FRN , 1.679% , ( 30-day SOFR Average +
6.036% ), 5/25/47 .................................. United States 2,106,257 245,182
e
2018-20 , SB , IO, FRN , 1.779% , ( 30-day SOFR Average +
6.136% ), 3/25/48 .................................. United States 1,029,743 103,204
e
2018-38 , SA , IO, FRN , 1.729% , ( 30-day SOFR Average +
6.086% ), 6/25/48 .................................. United States 1,398,833 173,380
e
2019-43 , JS , IO, FRN , 1.579% , ( 30-day SOFR Average +
5.936% ), 8/25/49 .................................. United States 916,192 103,031

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
i
FNMA, (continued)
2020-76 , BI , IO, 4.5% , 11/25/50 ....................... United States 1,766,810 $ 405,954
374 , 6 , IO, 5.5% , 8/25/36 ............................ United States 34,987 5,719
378 , 19 , IO, 5% , Strip , 6/25/35 ........................ United States 93,279 12,912
i
GNMA ,
2012-128 , IA , IO, 3.5% , 10/20/42 ...................... United States 636,697 103,731
2012-140 , IC , IO, 3.5% , 11/20/42 ...................... United States 548,255 89,773
2012-146 , IO, 5% , 12/20/42 .......................... United States 353,258 74,381
2013-34 , IH , IO, 4.5% , 3/20/43 ........................ United States 510,273 97,269
h
2013-H08 , CI , IO, FRN , 1.491% , 2/20/63 ................ United States 480,313 17,530
e
2014-119 , SA , IO, FRN , 1.35% , ( 1-month SOFR + 5.486% ),
8/20/44 ......................................... United States 468,255 46,760
e
2014-60 , SD , IO, FRN , 1.93% , ( 1-month SOFR + 6.066% ),
4/20/44 ......................................... United States 1,106,905 139,205
2014-76 , IO, 5% , 5/20/44 ............................ United States 210,437 43,817
h
2014-H21 , BI , IO, FRN , 1.562% , 10/20/64 ............... United States 776,257 16,206
2015-64 , YI , IO, 4% , 11/20/44 ........................ United States 282,079 41,499
2015-79 , GI , IO, 5% , 10/20/39 ........................ United States 140,711 29,019
h
2015-H10 , BI , IO, FRN , 2.078% , 4/20/65 ................ United States 597,218 27,071
h
2015-H23 , BI , IO, FRN , 1.766% , 9/20/65 ................ United States 788,625 17,685
h
2015-H25 , AI , IO, FRN , 1.625% , 9/20/65 ................ United States 1,260,112 17,665
h
2015-H25 , EI , IO, FRN , 1.841% , 10/20/65 ............... United States 499,747 14,901
2016-42 , IO, 5% , 2/20/46 ............................ United States 373,834 73,531
h
2016-H03 , AI , IO, FRN , 1.97% , 1/20/66 ................. United States 643,020 26,184
h
2016-H03 , DI , IO, FRN , 2.024% , 12/20/65 ............... United States 613,997 20,165
h
2016-H06 , DI , IO, FRN , 1.582% , 7/20/65 ................ United States 745,525 29,714
h
2016-H09 , BI , IO, FRN , 2.046% , 4/20/66 ................ United States 987,878 40,636
h
2016-H10 , AI , IO, FRN , 1.663% , 4/20/66 ................ United States 1,071,551 30,089
h
2016-H22 , AI , IO, FRN , 2.78% , 10/20/66 ................ United States 643,822 30,032
h
2016-H23 , NI , IO, FRN , 2.526% , 10/20/66 ............... United States 2,025,068 92,975
h
2016-H24 , CI , IO, FRN , 1.659% , 10/20/66 ............... United States 524,101 11,667
h
2016-H24 , JI , IO, FRN , 2.423% , 11/20/66 ................ United States 730,913 43,219
2017-26 , MI , IO, 5% , 11/20/39 ........................ United States 673,448 123,741
2017-42 , IC , IO, 4.5% , 8/20/41 ........................ United States 284,629 51,549
h
2017-H02 , BI , IO, FRN , 2.292% , 1/20/67 ................ United States 653,778 24,965
h
2017-H06 , BI , IO, FRN , 2.36% , 2/20/67 ................. United States 723,240 23,231
h
2017-H08 , NI , IO, FRN , 2.213% , 3/20/67 ................ United States 1,022,984 31,861
h
2017-H09 , IO, FRN , 1.887% , 4/20/67 ................... United States 1,209,551 34,793
h
2017-H10 , MI , IO, FRN , 1.864% , 4/20/67 ................ United States 1,411,949 42,022
h
2017-H11 , DI , IO, FRN , 2.086% , 5/20/67 ................ United States 801,315 39,220
h
2017-H12 , QI , IO, FRN , 2.387% , 5/20/67 ................ United States 765,088 29,600
h
2017-H16 , IG , IO, FRN , 1.888% , 7/20/67 ................ United States 1,021,041 27,416
h
2017-H16 , JI , IO, FRN , 2.448% , 8/20/67 ................. United States 1,359,384 60,116
2018-127 , IC , IO, 5% , 10/20/44 ....................... United States 691,753 137,400
e
2018-139 , SA , IO, FRN , 1.9% , ( 1-month SOFR + 6.036% ),
10/20/48 ........................................ United States 888,859 124,486
2018-94 , AI , IO, 4.5% , 7/20/48 ........................ United States 893,450 184,161
h
2018-H05 , BI , IO, FRN , 2.314% , 2/20/68 ................ United States 1,327,514 57,068
e
2019-152 , ES , IO, FRN , 1.8% , ( 1-month SOFR + 5.936% ),
12/20/49 ........................................ United States 771,671 93,239
e
2019-83 , SY , IO, FRN , 1.85% , ( 1-month SOFR + 5.986% ),
7/20/49 ......................................... United States 1,294,721 161,722
e
2019-89 , PS , IO, FRN , 1.85% , ( 1-month SOFR + 5.986% ),
7/20/49 ......................................... United States 1,832,528 241,804
e
2019-96 , SY , IO, FRN , 1.85% , ( 1-month SOFR + 5.986% ),
8/20/49 ......................................... United States 3,067,437 392,503
2020-167 , PI , IO, 3.5% , 11/20/50 ...................... United States 2,257,151 421,853

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
i
GNMA, (continued)
e
2020-63 , AS , IO, FRN , 1.75% , ( 1-month SOFR + 5.886% ),
8/20/43 ......................................... United States 1,520,684 $ 186,892
e
2020-63 , PS , IO, FRN , 1.85% , ( 1-month SOFR + 5.986% ),
4/20/50 ......................................... United States 1,887,407 252,045
e
2020-97 , QS , IO, FRN , 1.9% , ( 1-month SOFR + 6.036% ),
7/20/50 ......................................... United States 1,839,479 264,636
e
2021-116 , ES , IO, FRN , 1.939% , ( 1-month SOFR + 6.086% ),
11/20/47 ........................................ United States 2,269,414 269,111
2021-156 , IO, 3.5% , 7/20/51 ......................... United States 2,732,580 518,934
2021-59 , IP , IO, 3% , 4/20/51 ......................... United States 2,413,453 411,971
e
2021-59 , SQ , IO, FRN , 2.05% , ( 1-month SOFR + 6.186% ),
4/20/51 ......................................... United States 1,573,883 217,382
e
2021-77 , SM , IO, FRN , 2.05% , ( 1-month SOFR + 6.186% ),
5/20/51 ......................................... United States 2,066,208 291,364
e
2021-98 , SK , IO, FRN , 2.05% , ( 1-month SOFR + 6.186% ),
6/20/51 ......................................... United States 1,436,884 202,348
h
2024-32 , IO, FRN , 0.7% , 6/16/63 ...................... United States 3,134,964 156,875
10,082,711
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 10,337,484 ) .......
10,082,711
Total Long Term Investments (Cost $ 98,350,342 ) ..............................
99,999,256
a
Short Term Investments 21.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.0%
b
U.S. Treasury Bills ,
l
2.01%, 10/02/25 ................................... United States 600,000 599,933
3.92%, 11/06/25 ................................... United States 100,000 99,598
3.83%, 1/20/26 ................................... United States 300,000 296,471
996,002
Total U.S. Government and Agency Securities (Cost $ 995,988 ) ..................
996,002
Shares
Management Investment Companies 20.6%
m,n
Putnam Short Term Investment Fund , Class P , 4.364% ....... United States 20,915,838 20,915,838
Total Management Investment Companies (Cost $ 20,915,838 ) ..................
20,915,838
Total Short Term Investments (Cost $ 21,911,826 ) ..............................
21,911,840
a
Total Investments (Cost $ 120,262,168 ) 120.3% ................................
$121,911,096
TBA Sale Commitments (4.9) % ..............................................
(4,958,402)
Other Assets, less Liabilities (15.4) % ........................................
(15,611,185)
Net Assets 100.0% .........................................................
$101,341,509
a a a

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2025, the Fund had the following futures contracts outstanding.
a
a a
Country
Principal
Amount
*
a Value
o
TBA Sale Commitments (4.9)%
Mortgage-Backed Securities (4.9)%
Federal National Mortgage Association (FNMA) Fixed Rate (4.9)%
Uniform Mortgage-Backed Securities ,
4.5% , TBA, 10/25/55 ............................... United States (3,000,000) $ (2,910,277)
6% , TBA, 10/25/55 ................................. United States (2,000,000) (2,048,125)
(4,958,402)
Total TBA Sale Commitments (Proceeds $ (4,975,352) ) .........................
$(4,958,402)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $34,281,551, representing 33.8% of net assets.
b
The rate shown represents the yield at period end.
c
A portion or all of the security purchased on a delayed delivery basis.
d
Income may be received in additional securities and/or cash.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
Perpetual security with no stated maturity date.
g
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
h
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
i
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
j
Defaulted security or security for which income has been deemed uncollectible.
k
Security purchased on a to-be-announced (TBA) basis.
l
A portion or all of the security has been segregated as collateral for certain derivative contracts. At September 30, 2025, the value of this security pledged amounted to
$322,964, representing 0.3% net assets.
m
See Note 3 regarding investments in affiliated management investment companies.
n
The rate shown is the annualized seven-day effective yield at period end.
o
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Euro-Bobl .................................. Short 13 $ 1,798,093 12/08/25 $ 1,669
U.S. Treasury 10 Year Ultra Notes ................ Short 11 1,265,859 12/19/25 (11,530)
U.S. Treasury 2 Year Notes ..................... Short 52 10,836,719 12/31/25 4,789
Total Futures Contracts ...................................................................... $(5,072)
*
As of period end.

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2025, the Fund had the following forward exchange contracts outstanding.
At September 30, 2025, the Fund had the following forward premium swap options contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BZWS Buy 146,800 96,716 10/15/25 $ 441 $ —
Australian Dollar .... BZWS Sell 208,300 137,458 10/15/25 — (401)
Australian Dollar .... HSBK Sell 147,700 97,203 10/15/25 — (550)
Australian Dollar .... JPHQ Sell 482,800 318,013 10/15/25 — (1,520)
Australian Dollar .... MSCO Sell 775,200 510,189 10/15/25 — (2,863)
Australian Dollar .... UBSW Sell 17,200 11,316 10/15/25 — (67)
Australian Dollar .... WPAC Sell 8,000 5,265 10/15/25 — (29)
Canadian Dollar .... BZWS Sell 67,700 49,928 10/15/25 1,251 —
Canadian Dollar .... GSCO Sell 5,900 4,349 10/15/25 107 —
Canadian Dollar .... JPHQ Sell 157,000 115,737 10/15/25 2,850 —
Canadian Dollar .... TDOM Sell 708,000 521,864 10/15/25 12,797 —
Canadian Dollar .... UBSW Sell 13,900 10,250 10/15/25 255 —
New Zealand Dollar . BOFA Sell 14,000 8,570 10/15/25 450 —
New Zealand Dollar . MSCO Sell 745,600 456,218 10/15/25 23,739 —
New Zealand Dollar . UBSW Sell 53,000 32,439 10/15/25 1,696 —
Japanese Yen ...... BOFA Buy 44,868,200 307,234 11/19/25 — (2,291)
Japanese Yen ...... GSCO Buy 26,619,300 182,262 11/19/25 — (1,346)
Japanese Yen ...... HSBK Buy 24,283,700 166,338 11/19/25 — (1,296)
Japanese Yen ...... JPHQ Buy 38,176,700 261,394 11/19/25 — (1,930)
Japanese Yen ...... SSBT Buy 51,952,400 355,750 11/19/25 — (2,660)
Japanese Yen ...... TDOM Buy 415,300 2,844 11/19/25 — (21)
British Pound ...... HSBK Sell 299,200 406,641 12/17/25 4,209 —
Euro ............. HSBK Sell 2,321,100 2,743,512 12/17/25 6,239 —
Norwegian Krone ... MSCO Sell 3,272,000 332,366 12/17/25 4,423 —
Swedish Krona ..... MSCO Sell 3,895,300 421,838 12/17/25 6,070 —
Swiss Franc ....... UBSW Buy 508,100 646,118 12/17/25 — (1,919)
Total Forward Exchange Contracts ................................................... $64,527 $(16,893)
Net unrealized appreciation (depreciation) ............................................ $47,634
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
3.3%/1-day SOFR/Feb-27/(Written) BNDP 2/05/26 / 3.3% 40,500,000 $ (89,100) $ 28,651
3.85%/1-day SOFR/Feb-27/(Purchased) BNDP 2/05/26 / 3.85% 27,000,000 112,050 22,780
(4.125%)/1-day SOFR/Nov-37/(Purchased) BNDP 11/12/27 / 4.125% 288,900 13,376 (4,004)
3.625%/1-day SOFR/Nov-37/(Purchased) BNDP 11/12/27 / 3.625% 288,900 13,376 (4,212)
3.725%/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 3.725% 1,218,400 59,580 (22,909)
(4.225%)/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 4.225% 1,218,400 62,382 (42,320)
4.2%/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 137,100 17,096 1,690
(4.2%)/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 137,100 17,096 (1,685)
(4%)/1-day SOFR/Dec-30/(Purchased) CITI 12/08/25 / 4% 4,794,400 54,177 (52,512)
(4.608%)/1-day SOFR/May-56/(Purchased) CITI 5/26/26 / 4.608% 608,700 22,096 (14,811)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2025, the Fund had the following credit default swap contracts outstanding.
Forward Premium Swap Option Contracts
(continued)
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
party
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
(4.33%)/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 56,400 $ 7,064 $ (929)
4.33%/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 56,400 7,064 (319)
2.35%/1-day SOFR/Mar-59/(Purchased) GSCO 3/12/29 / 2.35% 1,735,300 101,168 (65,898)
2.495%/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 2,121,400 131,589 (126,613)
(2.495%)/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 2,121,400 131,589 267,793
1.201%/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 1.201% EUR 3,171,600 62,952 (44,885)
(4.201%)/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 4.201% EUR 3,171,600 79,286 (22,603)
(1.445%)/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 1,311,400 50,150 161,134
1.445%/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 1,311,400 50,150 (41,383)
2.85%/1-day SOFR/Oct-30/(Purchased) MCM 10/09/25 / 2.85% 4,794,400 32,279 (32,225)
(4.5%)/1-day SOFR/Oct-30/(Written) MCM 10/09/25 / 4.5% 4,794,400 (15,610) 15,585
(4.384%)/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 4.384% 971,300 44,728 (17,213)
3.884%/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 3.884% 971,300 42,931 (1,933)
(4.01%)/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 81,200 9,736 164
4.01%/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 81,200 9,736 (1,711)
(2.952%)/6-month EURIBOR/Jun-49/
(Purchased) MSCO 6/18/29 / 2.952% EUR 867,000 69,115 18,061
(2.98%)/6-month EURIBOR/May-55/
(Purchased) MSCO 5/08/35 / 2.98% EUR 303,600 31,695 10,810
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 714,100 25,850 (7,251)
(2%)/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 1,703,900 90,377 118,069
2%/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 1,703,900 90,377 (55,074)
2.7%/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 800,600 48,572 (27,386)
(2.7%)/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 800,600 48,572 33,130
Unrealized appreciation 677,867
Unrealized (depreciation) (587,876)
Total $89,991
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c) (d)
Traded Index
CDX.NA.HY.44 . 5.00% Quarterly 6/20/30 4,519,000 $ 366,582 $ 216,879 $ 149,703
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $366,582 $216,879 $149,703

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
CMBX.NA.BB.10 (5.00)% Monthly CITI 11/17/59 556,000 $ 273,947 $ 225,598 $ 48,349
CMBX.NA.BB.10 (5.00)% Monthly MLCO 11/17/59 202,000 99,527 11,494 88,033
CMBX.NA.BB.13 (5.00)% Monthly GSCO 12/16/72 81,000 30,001 30,476 (475)
CMBX.NA.BB.6 . (5.00)% Monthly CITI 5/11/63 544,000 33,854 71,848 (37,994)
CMBX.NA.BB.6 . (5.00)% Monthly GSCO 5/11/63 296,000 18,421 34,290 (15,869)
CMBX.NA.BB.8 . (5.00)% Monthly CITI 10/17/57 91,000 39,049 39,403 (354)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly CITI 11/17/59 182,000 36,124 54,703 (18,579)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly MSCO 11/17/59 329,000 65,301 106,386 (41,085)
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 372,000 44,640 46,459 (1,819)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 124,000 21,183 22,506 (1,323)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 248,000 49,445 51,997 (2,552)
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 95,000 3,051 17,795 (14,744)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 124,000 20,897 22,273 (1,376)
Contracts to Sell Protection
(c) (d)
Traded Index
CMBX.NA.A.13 . 2.00% Monthly MLCO 12/16/72 264,000 (17,406) (34,776) 17,370
Investment
Grade
CMBX.NA.BB.10 5.00% Monthly JPHQ 11/17/59 111,000 (54,690) (8,906) (45,784)
Below
Investment
Grade
CMBX.NA.BB.13 5.00% Monthly CITI 12/16/72 81,000 (30,001) (34,632) 4,631
Below
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 719,000 (44,744) (125,015) 80,271
Below
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly JPHQ 5/11/63 430,000 (26,760) (221,364) 194,604
Below
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 51,000 (3,174) (5,703) 2,529
Below
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MSCO 5/11/63 283,000 (17,612) (50,378) 32,766
Below
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly CITI 4/17/65 27,000 (4,336) (6,138) 1,802
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly GSCO 4/17/65 3,000 (482) (616) 134
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly MSCO 4/17/65 16,000 (2,569) (3,637) 1,068
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 95,000 (3,051) (6,372) 3,321
Investment
Grade
Total OTC Swap Contracts .............................................. $530,615 $237,691 $292,924
Total Credit Default Swap Contracts .................................... $897,197 $ 454,570 $442,627

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2025 , the Fund had the following interest rate swap contracts outstanding.
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.58% .... Annual 9/17/27 50,420,000 $ (158,050) $ (58,331) $ (99,719)
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 3.23% .... Quarterly 9/17/27 2,311,000 AUD 7,302 1,936 5,366
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.13% .... Annual 12/17/27 1,909,000 6,834 6,834 —
Receive Fixed 2.08% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 12/17/27 1,272,000 EUR (1,866) (559) (1,307)
Receive Fixed 2.38% .. Semi-Annual
Pay Floating 1-day
REPO_CORRA ..... Semi-Annual 12/17/27 2,103,000 CAD 1,453 846 607
Receive Fixed 3.28% .. Quarterly
Pay Floating 3-month
AUD BBR ......... Quarterly 12/17/27 1,108,000 AUD (2,971) 148 (3,119)
Receive Fixed 3.63% .. Annual
Pay Floating 1-day
SONIA ........... Annual 12/17/27 948,000 GBP (2,425) (1,001) (1,424)
Receive Fixed 3.63% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/30 63,519,000 686,023 252,302 433,721
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 3.73% .... Semi-Annual 9/17/30 4,027,000 AUD 19,402 (14,423) 33,825
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.18% .... Annual 9/17/30 623,000 EUR 6,826 1,820 5,006
Receive Fixed 4.166% . Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 7/15/35 4,797,000 AUD (24,908) — (24,908)
Receive Fixed 3.833% . Annual
Pay Floating 1-day
SOFR ............ Annual 9/10/35 2,234,100 32,494 — 32,494
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.88% .... Annual 9/17/35 14,206,000 (264,451) (81,172) (183,279)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 240 .
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Fixed 4.23% .. Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 9/17/35 2,972,000 AUD $ (7,345) $ 8,098 $ (15,443)
Receive Fixed 0.45% .. Annual
Pay Floating 1-day
SARON .......... Annual 12/17/35 1,141,000 CHF (3,859) (2,561) (1,298)
Receive Floating 1-day
REPO_CORRA ....... Semi-Annual
Pay Fixed 2.93% .... Semi-Annual 12/17/35 1,711,000 CAD (3,563) (4,476) 913
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.53% .... Annual 12/17/35 1,034,000 11,165 7,841 3,324
Receive Fixed 2.63% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 12/17/35 411,000 EUR (1,391) 222 (1,613)
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 3.9% ..... Semi-Annual 12/17/35 1,655,000 NZD (13,457) (2,548) (10,909)
Receive Floating 3-month
STIBOR ............ Quarterly
Pay Fixed 2.6% ..... Annual 12/17/35 9,690,000 SEK 13,483 3,343 10,140
Receive Fixed 4.08% .. Annual
Pay Floating 1-day
SONIA ........... Annual 12/17/35 1,371,000 GBP (13,633) (3,624) (10,009)
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 4.18% .... Semi-Annual 12/17/35 201,000 AUD 1,410 (92) 1,502
Receive Floating 6-month
NIBOR ............. Semi-Annual
Pay Fixed 3.85% .... Annual 12/17/35 13,919,000 NOK 26,748 9,992 16,756
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 4.377% ... Semi-Annual 7/02/45 465,000 AUD 8,390 — 8,390
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.03% .... Annual 9/17/55 3,053,000 (53,208) 1,561 (54,769)
Receive Fixed 2.58% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/17/55 575,000 EUR (43,576) (7,608) (35,968)
Receive Fixed 4.48% .. Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 9/17/55 170,000 AUD (1,251) 825 (2,076)
Total Interest Rate Swap Contracts ................................. $225,576 $ 119,373 $106,203
*
In U.S. dollars unless otherwise indicated.

Putnam Variable Trust
Schedule of Investments (unaudited), September 30, 2025
Putnam VT Emerging Markets Equity Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 90.5%
Automobiles 1.8%
Mahindra & Mahindra Ltd. ............................. India 12,801 $ 494,050
Banks 16.1%
Abu Dhabi Islamic Bank PJSC ......................... United Arab
Emirates 101,514 602,611
Al Rajhi Bank ...................................... Saudi Arabia 23,790 679,804
Bank Central Asia Tbk. PT ............................ Indonesia 376,700 172,514
Bank of China Ltd. , H ................................ China 1,254,000 685,445
CTBC Financial Holding Co. Ltd. ........................ Taiwan 217,000 306,040
Grupo Financiero Banorte SAB de CV , O .................. Mexico 31,442 316,729
ICICI Bank Ltd. ..................................... India 53,525 811,185
KB Financial Group, Inc. .............................. South Korea 4,365 360,269
National Bank of Greece SA ........................... Greece 21,629 314,949
OTP Bank Nyrt. ..................................... Hungary 1,337 115,655
4,365,201
Broadline Retail 6.6%
Alibaba Group Holding Ltd. ............................ China 59,700 1,335,138
a
MercadoLibre, Inc. .................................. Brazil 65 151,901
a
Sea Ltd. , ADR ...................................... Singapore 1,737 310,454
1,797,493
Capital Markets 1.2%
b
HDFC Asset Management Co. Ltd. , 144A , Reg S ........... India 5,249 327,012
Communications Equipment 0.8%
Accton Technology Corp. .............................. Taiwan 6,000 207,487
Construction & Engineering 0.8%
Gamuda Bhd. ...................................... Malaysia 173,036 227,908
Construction Materials 1.0%
UltraTech Cement Ltd. ............................... India 2,025 278,830
Electric Utilities 1.0%
Korea Electric Power Corp. ............................ South Korea 10,531 271,708
Electrical Equipment 0.1%
Harbin Electric Co. Ltd. , H ............................. China 10,000 15,094
Electronic Equipment, Instruments & Components 0.6%
Elite Material Co. Ltd. ................................ Taiwan 4,000 161,885
Financial Services 0.6%
Meritz Financial Group, Inc. ............................ South Korea 1,899 154,041
Health Care Providers & Services 1.2%
Apollo Hospitals Enterprise Ltd. ......................... India 3,846 321,163
Hotels, Restaurants & Leisure 2.1%
a
Eternal Ltd. ........................................ India 51,027 187,327
Indian Hotels Co. Ltd. (The) , A .......................... India 35,990 292,151
a
MakeMyTrip Ltd. .................................... India 888 83,117
562,595
Household Durables 0.9%
a
Amber Enterprises India Ltd. ........................... India 2,582 235,557
Household Products 0.2%
Unilever Indonesia Tbk. PT ............................ Indonesia 592,100 63,242

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Emerging Markets Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Independent Power and Renewable Electricity Producers 1.5%
NTPC Ltd. ......................................... India 109,639 $ 420,431
Industrial Conglomerates 0.8%
Samsung C&T Corp. ................................. South Korea 1,676 220,708
Insurance 1.9%
PICC Property & Casualty Co. Ltd. , H .................... China 226,000 509,823
Interactive Media & Services 11.4%
Kakao Corp. ....................................... South Korea 4,359 185,601
b
Kuaishou Technology , 144A , Reg S ...................... China 18,800 203,338
Tencent Holdings Ltd. ................................ China 31,400 2,675,581
3,064,520
IT Services 0.3%
Coforge Ltd. ....................................... India 4,315 77,399
Life Sciences Tools & Services 0.8%
b
WuXi AppTec Co. Ltd. , H , 144A , Reg S ................... China 13,680 209,306
Machinery 0.6%
a
Samsung Heavy Industries Co. Ltd. ...................... South Korea 10,611 165,718
Metals & Mining 2.8%
Anglogold Ashanti plc ................................ United Kingdom 3,732 260,583
Zijin Mining Group Co. Ltd. , H .......................... China 116,000 484,999
745,582
Oil, Gas & Consumable Fuels 1.9%
PetroChina Co. Ltd. , H ............................... China 568,000 514,929
Personal Care Products 0.6%
a
APR Corp. ........................................ South Korea 819 146,318
Real Estate Management & Development 1.1%
Emaar Properties PJSC .............................. United Arab
Emirates 83,991 298,412
Semiconductors & Semiconductor Equipment 15.9%
MediaTek, Inc. ..................................... Taiwan 7,000 303,588
NAURA Technology Group Co. Ltd. , A .................... China 2,675 170,439
SK Hynix, Inc. ...................................... South Korea 1,333 330,448
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 81,000 3,518,464
4,322,939
Specialty Retail 0.4%
JUMBO SA ........................................ Greece 3,480 119,384
Technology Hardware, Storage & Peripherals 6.2%
Asia Vital Components Co. Ltd. ......................... Taiwan 6,000 195,160
Samsung Electronics Co. Ltd. .......................... South Korea 15,505 929,530
a,b
Xiaomi Corp. , B , 144A , Reg S .......................... China 83,600 581,016
1,705,706
Transportation Infrastructure 1.3%
International Container Terminal Services, Inc. .............. Philippines 44,110 357,728
Water Utilities 1.3%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP .. Brazil 14,700 365,052
Wireless Telecommunication Services 6.7%
Bharti Airtel Ltd. .................................... India 25,758 544,769

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Emerging Markets Equity Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Wireless Telecommunication Services (continued)
Etihad Etisalat Co. .................................. Saudi Arabia 19,591 $ 352,881
Far EasTone Telecommunications Co. Ltd. ................ Taiwan 61,000 177,167
MTN Group Ltd. .................................... South Africa 21,024 176,918
TIM SA ........................................... Brazil 123,800 546,630
1,798,365
Total Common Stocks (Cost $ 15,202,773 ) ....................................
24,525,586
Management Investment Companies 3.7%
Capital Markets 3.7%
iShares Core MSCI Emerging Markets ETF ................ United States 10,940 721,165
c
Xtrackers Harvest CSI 300 China A-Shares ETF , Class A ...... United States 8,153 268,886
990,051
Total Management Investment Companies (Cost $ 792,457 ) .....................
990,051
Preferred Stocks 1.8%
Banks 1.8%
d
Itau Unibanco Holding SA , 7 .34% ....................... Brazil 67,100 492,573
Total Preferred Stocks (Cost $ 448,752 ) .......................................
492,573
Total Long Term Investments (Cost $ 16,443,982 ) ..............................
26,008,210
a
Short Term Investments 5.0%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 4.1%
e,f
Putnam Short Term Investment Fund , Class P , 4.364% ....... United States 1,111,597 1,111,597
Total Management Investment Companies (Cost $ 1,111,597 ) ...................
1,111,597
Investments from Cash Collateral Received for
Loaned Securities 0.9%
Money Market Funds 0.9%
e,f
Putnam Cash Collateral Pool, LLC , 4.402% ................ United States 244,550 244,550
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 244,550 ) ...........................................................
244,550
Total Short Term Investments (Cost $ 1,356,147 ) ...............................
1,356,147
a
Total Investments (Cost $ 17,800,129 ) 101.0% .................................
$27,364,357
Other Assets, less Liabilities (1.0) % .........................................
(279,458)
Net Assets 100.0% .........................................................
$27,084,899
a a a

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Emerging Markets Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 240 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $1,320,672, representing 4.9% of net assets.
c
A portion or all of the security is on loan at September 30, 2025.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Putnam Variable Trust
Schedule of Investments (unaudited), September 30, 2025
Putnam VT Focused International Equity Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.9%
Banks 9.6%
AIB Group plc ...................................... Ireland 932,619 $ 8,502,448
HDFC Bank Ltd. .................................... India 381,702 4,090,588
National Bank of Greece SA ........................... Greece 310,241 4,517,556
17,110,592
Broadline Retail 6.6%
Alibaba Group Holding Ltd. ............................ China 375,800 8,404,435
Prosus NV ........................................ China 47,677 3,371,481
11,775,916
Capital Markets 4.5%
Bolsa Mexicana de Valores SAB de CV ................... Mexico 1,909,744 3,990,821
London Stock Exchange Group plc ...................... United Kingdom 35,810 4,106,802
8,097,623
Diversified Telecommunication Services 5.5%
Cogeco Communications, Inc. .......................... Canada 119,246 5,480,329
a
Liberty Global Ltd. , A ................................. Belgium 374,536 4,292,183
9,772,512
Entertainment 5.6%
CTS Eventim AG & Co. KGaA .......................... Germany 36,504 3,583,761
Universal Music Group NV ............................ Netherlands 224,474 6,486,729
10,070,490
Financial Services 2.5%
Edenred SE ....................................... France 189,080 4,502,886
Food Products 1.7%
Otoki Corp. ........................................ South Korea 10,634 3,111,262
Health Care Equipment & Supplies 1.8%
Sonova Holding AG .................................. Switzerland 11,786 3,232,975
Health Care Technology 1.8%
M3, Inc. .......................................... Japan 204,200 3,305,653
Household Durables 6.4%
Berkeley Group Holdings plc ........................... United Kingdom 55,481 2,867,536
Persimmon plc ..................................... United Kingdom 190,559 2,977,020
Sony Group Corp. ................................... Japan 199,000 5,720,594
11,565,150
Industrial Conglomerates 2.3%
a
SK Square Co. Ltd. .................................. South Korea 28,602 4,119,825
Insurance 2.3%
Admiral Group plc ................................... United Kingdom 87,275 3,939,001
a
Sony Financial Group, Inc. ............................ Japan 199,000 220,685
4,159,686
Interactive Media & Services 6.3%
Alphabet, Inc. , C .................................... United States 28,649 6,977,464
Rightmove plc ...................................... United Kingdom 448,181 4,280,061
11,257,525
IT Services 1.4%
Tata Consultancy Services Ltd. ......................... India 75,585 2,460,241

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Focused International Equity Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels 5.5%
Canadian Natural Resources Ltd. ....................... Canada 215,960 $ 6,905,382
a
International Petroleum Corp. .......................... Canada 184,700 3,087,862
9,993,244
Passenger Airlines 5.2%
Ryanair Holdings plc ................................. Italy 319,824 9,346,030
Personal Care Products 1.6%
Unilever plc ........................................ United Kingdom 47,523 2,809,020
Pharmaceuticals 4.0%
AstraZeneca plc .................................... United Kingdom 21,199 3,247,711
Bayer AG ......................................... Germany 116,474 3,877,554
7,125,265
Semiconductors & Semiconductor Equipment 15.0%
ASML Holding NV ................................... Netherlands 6,682 6,516,200
Japan Material Co. Ltd. ............................... Japan 361,800 4,460,421
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 244,000 10,598,830
Tokyo Electron Ltd. .................................. Japan 29,100 5,158,469
26,733,920
Software 2.6%
Constellation Software, Inc. ............................ Canada 1,686 4,576,902
Trading Companies & Distributors 4.7%
ITOCHU Corp. ..................................... Japan 148,000 8,420,962
Total Common Stocks (Cost $ 125,384,997 ) ...................................
173,547,679
Preferred Stocks 1.7%
Technology Hardware, Storage & Peripherals 1.7%
b
Samsung Electronics Co. Ltd. , 1 .65% .................... South Korea 64,989 3,084,444
Total Preferred Stocks (Cost $ 2,637,957 ) .....................................
3,084,444
Total Long Term Investments (Cost $ 128,022,954 ) .............................
176,632,123
a
Short Term Investments 2.5%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.5%
c,d
Putnam Short Term Investment Fund , Class P , 4.364% ....... United States 4,438,034 4,438,034
Total Management Investment Companies (Cost $ 4,438,034 ) ...................
4,438,034
Total Short Term Investments (Cost $ 4,438,034 ) ...............................
4,438,034
a
Total Investments (Cost $ 132,460,988 ) 101.1% ................................
$181,070,157
Other Assets, less Liabilities (1.1) % .........................................
(1,934,915)
Net Assets 100.0% .........................................................
$179,135,242
a a a

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Focused International Equity Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2025 , the Fund had the following credit default swap contracts outstanding.
See Abbreviations on page 240 .
a
Non-income producing.
b
Variable rate security. The rate shown represents the yield at period end.
c
See Note 3 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
iTraxx Asia ex-
Japan IG 43 . (1.00)% Quarterly 6/20/30 26,000,000 $ (451,451) $ (289,081) $ (162,370)
Total Centrally Cleared Swap Contracts ..................................... $(451,451) $(289,081) $(162,370)
Total Credit Default Swap Contracts .................................... $(451,451) $ (289,081) $(162,370)
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.

Putnam Variable Trust
Schedule of Investments (unaudited), September 30, 2025
Putnam VT George Putnam Balanced Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 61.6%
Aerospace & Defense 1.0%
Airbus SE ......................................... France 3,974 $ 928,032
Northrop Grumman Corp. ............................. United States 1,651 1,005,987
RTX Corp. ........................................ United States 7,128 1,192,728
3,126,747
Air Freight & Logistics 0.5%
FedEx Corp. ....................................... United States 6,675 1,574,032
Automobiles 1.7%
General Motors Co. .................................. United States 7,167 436,972
a
Tesla, Inc. ......................................... United States 11,435 5,085,373
5,522,345
Banks 1.6%
Citigroup, Inc. ...................................... United States 23,930 2,428,895
JPMorgan Chase & Co. ............................... United States 6,455 2,036,101
PNC Financial Services Group, Inc. (The) ................. United States 1,787 359,062
4,824,058
Beverages 0.8%
Coca-Cola Co. (The) ................................. United States 28,498 1,889,987
Keurig Dr Pepper, Inc. ................................ United States 13,014 331,987
PepsiCo, Inc. ...................................... United States 1,849 259,674
2,481,648
Biotechnology 1.1%
AbbVie, Inc. ....................................... United States 7,264 1,681,907
Gilead Sciences, Inc. ................................ United States 5,116 567,876
Regeneron Pharmaceuticals, Inc. ....................... United States 1,746 981,723
a
Vertex Pharmaceuticals, Inc. ........................... United States 664 260,049
3,491,555
Broadline Retail 2.8%
a
Amazon.com, Inc. ................................... United States 38,892 8,539,516
Building Products 0.3%
Trane Technologies plc ............................... United States 1,894 799,192
Capital Markets 1.3%
BlackRock, Inc. ..................................... United States 980 1,142,553
Charles Schwab Corp. (The) ........................... United States 10,403 993,174
CME Group, Inc. .................................... United States 1,989 537,408
Nasdaq, Inc. ....................................... United States 3,750 331,688
TPG, Inc. , A ....................................... United States 16,142 927,358
3,932,181
Chemicals 0.7%
Corteva, Inc. ....................................... United States 9,809 663,383
DuPont de Nemours, Inc. ............................. United States 10,427 812,263
Linde plc .......................................... United States 314 149,150
PPG Industries, Inc. ................................. United States 4,617 485,293
2,110,089
Commercial Services & Supplies 0.3%
Cintas Corp. ....................................... United States 1,705 349,968
a
Copart, Inc. ........................................ United States 8,128 365,516

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Commercial Services & Supplies (continued)
Waste Connections, Inc. .............................. United States 2,598 $ 456,728
1,172,212
Communications Equipment 1.2%
Cisco Systems, Inc. ................................. United States 55,183 3,775,621
Construction Materials 0.5%
CRH plc .......................................... United States 12,467 1,494,793
Consumer Finance 0.6%
Capital One Financial Corp. ........................... United States 9,127 1,940,218
Consumer Staples Distribution & Retail 1.3%
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 3,020 281,615
Costco Wholesale Corp. .............................. United States 916 847,877
Target Corp. ....................................... United States 4,038 362,209
a
US Foods Holding Corp. .............................. United States 2,090 160,136
Walmart, Inc. ...................................... United States 22,762 2,345,852
3,997,689
Diversified Telecommunication Services 0.4%
AT&T, Inc. ......................................... United States 40,981 1,157,303
Electric Utilities 1.2%
Constellation Energy Corp. ............................ United States 682 224,426
NextEra Energy, Inc. ................................. United States 12,310 929,282
NRG Energy, Inc. ................................... United States 5,849 947,246
PPL Corp. ......................................... United States 15,561 578,247
Southern Co. (The) .................................. United States 5,312 503,418
Xcel Energy, Inc. .................................... United States 2,942 237,272
3,419,891
Electrical Equipment 0.3%
GE Vernova, Inc. .................................... United States 1,368 841,183
Entertainment 1.9%
a
Live Nation Entertainment, Inc. ......................... United States 7,797 1,274,030
a
Netflix, Inc. ........................................ United States 972 1,165,350
a
ROBLOX Corp. , A ................................... United States 6,997 969,224
a
Spotify Technology SA ................................ United States 822 573,756
Walt Disney Co. (The) ................................ United States 15,359 1,758,606
5,740,966
Financial Services 2.6%
Apollo Global Management, Inc. ........................ United States 7,103 946,617
a
Berkshire Hathaway, Inc. , B ............................ United States 4,433 2,228,646
Corebridge Financial, Inc. ............................. United States 8,989 288,097
Mastercard, Inc. , A .................................. United States 5,294 3,011,280
a
Toast, Inc. , A ....................................... United States 8,374 305,735
Visa, Inc. , A ........................................ United States 3,833 1,308,510
8,088,885
Food Products 0.1%
Mondelez International, Inc. , A .......................... United States 6,196 387,064
Ground Transportation 0.3%
Union Pacific Corp. .................................. United States 4,148 980,463
Health Care Equipment & Supplies 1.2%
Abbott Laboratories .................................. United States 4,383 587,059

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
Becton Dickinson & Co. ............................... United States 5,005 $ 936,786
a
Boston Scientific Corp. ............................... United States 8,330 813,258
a
Dexcom, Inc. ....................................... United States 3,707 249,444
a
Intuitive Surgical, Inc. ................................ United States 1,435 641,775
Medtronic plc ...................................... United States 3,876 369,150
3,597,472
Health Care Providers & Services 1.3%
Cencora, Inc. ...................................... United States 853 266,588
Cigna Group (The) .................................. United States 1,122 323,416
CVS Health Corp. ................................... United States 5,240 395,044
HCA Healthcare, Inc. ................................. United States 544 231,853
Humana, Inc. ...................................... United States 370 96,263
McKesson Corp. .................................... United States 1,791 1,383,619
UnitedHealth Group, Inc. .............................. United States 4,796 1,656,059
4,352,842
Health Care REITs 0.3%
Welltower, Inc. ..................................... United States 5,500 979,770
Hotels, Restaurants & Leisure 0.4%
a
Chipotle Mexican Grill, Inc. , A .......................... United States 10,155 397,974
McDonald's Corp. ................................... United States 2,178 661,872
Starbucks Corp. .................................... United States 3,461 292,801
1,352,647
Household Products 0.4%
Procter & Gamble Co. (The) ........................... United States 8,679 1,333,528
Independent Power and Renewable Electricity Producers 0.0%
†
Vistra Corp. ........................................ United States 594 116,376
Industrial Conglomerates 0.5%
Honeywell International, Inc. ........................... United States 7,308 1,538,334
Industrial REITs 0.3%
Prologis, Inc. ....................................... United States 7,220 826,834
Insurance 2.0%
Allstate Corp. (The) .................................. United States 8,393 1,801,557
American International Group, Inc. ...................... United States 14,059 1,104,194
Aon plc , A ......................................... United States 1,515 540,219
Arch Capital Group Ltd. ............................... United States 6,492 589,019
Assured Guaranty Ltd. ............................... United States 2,046 173,194
Progressive Corp. (The) .............................. United States 2,468 609,473
Prudential plc ...................................... Hong Kong 45,056 630,772
Unum Group ....................................... United States 2,708 210,628
5,659,056
Interactive Media & Services 4.4%
Alphabet, Inc. , A .................................... United States 31,891 7,752,702
Meta Platforms, Inc. , A ............................... United States 8,215 6,032,932
13,785,634
Life Sciences Tools & Services 1.1%
a
Bio-Rad Laboratories, Inc. , A ........................... United States 3,160 886,032
Danaher Corp. ..................................... United States 1,634 323,957

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc. .......................... United States 4,340 $ 2,104,987
3,314,976
Machinery 0.9%
Fortive Corp. ....................................... United States 16,791 822,591
Ingersoll Rand, Inc. .................................. United States 6,148 507,948
Otis Worldwide Corp. ................................ United States 12,397 1,133,458
2,463,997
Media 0.1%
a
Charter Communications, Inc. , A ........................ United States 1,149 316,096
Metals & Mining 0.3%
Barrick Mining Corp. ................................. Canada 7,023 230,144
Glencore plc ....................................... Australia 158,677 730,807
960,951
Multi-Utilities 0.4%
Ameren Corp. ...................................... United States 9,155 955,599
CenterPoint Energy, Inc. .............................. United States 5,549 215,301
1,170,900
Oil, Gas & Consumable Fuels 2.0%
a
Antero Resources Corp. .............................. United States 7,024 235,725
BP plc ............................................ United States 67,637 388,348
Cenovus Energy, Inc. ................................ Canada 58,201 988,208
ConocoPhillips ..................................... United States 10,872 1,028,382
Exxon Mobil Corp. ................................... United States 25,221 2,843,668
Shell plc .......................................... United States 25,741 917,436
6,401,767
Passenger Airlines 0.1%
Southwest Airlines Co. ............................... United States 13,735 438,284
Pharmaceuticals 1.4%
Eli Lilly & Co. ...................................... United States 3,432 2,618,616
Johnson & Johnson ................................. United States 7,451 1,381,564
Merck & Co., Inc. ................................... United States 7,149 600,016
4,600,196
Semiconductors & Semiconductor Equipment 9.2%
Analog Devices, Inc. ................................. United States 12,118 2,977,393
Broadcom, Inc. ..................................... United States 21,573 7,117,148
a
Intel Corp. ......................................... United States 50,076 1,680,050
Marvell Technology, Inc. .............................. United States 29,399 2,471,574
NVIDIA Corp. ...................................... United States 74,365 13,875,022
QUALCOMM, Inc. ................................... United States 1,441 239,725
28,360,912
Software 6.3%
a
AppLovin Corp. , A ................................... United States 838 602,137
Microsoft Corp. ..................................... United States 29,487 15,272,792
Oracle Corp. ....................................... United States 4,021 1,130,866
a
Palantir Technologies, Inc. , A ........................... United States 13,789 2,515,389
19,521,184

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialized REITs 0.6%
American Tower Corp. ................................ United States 9,249 $ 1,778,768
Specialty Retail 0.7%
Home Depot, Inc. (The) ............................... United States 3,354 1,359,007
TJX Cos., Inc. (The) ................................. United States 6,167 891,378
2,250,385
Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc. ........................................ United States 40,109 10,212,955
a
Pure Storage, Inc. , A ................................. United States 18,180 1,523,666
Seagate Technology Holdings plc ....................... United States 4,856 1,146,307
12,882,928
Textiles, Apparel & Luxury Goods 0.2%
Levi Strauss & Co. , A ................................ United States 11,350 264,455
NIKE, Inc. , B ....................................... United States 852 59,410
a
On Holding AG , A ................................... Switzerland 8,161 345,618
669,483
Tobacco 0.4%
Philip Morris International, Inc. ......................... United States 7,538 1,222,664
Trading Companies & Distributors 0.4%
United Rentals, Inc. .................................. United States 1,218 1,162,776
Total Common Stocks (Cost $ 106,047,978 ) ...................................
190,456,411
Principal
Amount
*
Corporate Bonds 13.5%
Aerospace & Defense 0.5%
b
BAE Systems plc ,
Senior Bond , 144A, 5.3% , 3/26/34 ..................... United Kingdom 200,000 207,328
Senior Bond , 144A, 5.5% , 3/26/54 ..................... United Kingdom 200,000 203,195
Boeing Co. (The) ,
Senior Bond , 2.95% , 2/01/30 ......................... United States 18,000 16,954
Senior Bond , 6.125% , 2/15/33 ........................ United States 132,000 142,357
Senior Bond , 3.6% , 5/01/34 .......................... United States 47,000 42,535
Senior Bond , 3.25% , 2/01/35 ......................... United States 26,000 22,575
Senior Bond , 3.5% , 3/01/39 .......................... United States 70,000 56,712
Senior Bond , 6.875% , 3/15/39 ........................ United States 80,000 90,657
Senior Bond , 3.375% , 6/15/46 ........................ United States 38,000 27,099
Senior Bond , 3.9% , 5/01/49 .......................... United States 80,000 60,515
Senior Bond , 6.858% , 5/01/54 ........................ United States 66,000 75,337
Senior Bond , 3.95% , 8/01/59 ......................... United States 55,000 39,560
Senior Note , 2.196% , 2/04/26 ........................ United States 180,000 178,659
Senior Note , 6.259% , 5/01/27 ........................ United States 12,000 12,352
Senior Note , 6.298% , 5/01/29 ........................ United States 17,000 18,046
Howmet Aerospace, Inc. ,
Senior Bond , 6.75% , 1/15/28 ......................... United States 87,000 92,071
Senior Bond , 5.95% , 2/01/37 ......................... United States 68,000 73,681
Senior Note , 3% , 1/15/29 ........................... United States 117,000 112,923
1,472,556
Automobiles 0.1%
b
Hyundai Capital America ,
Senior Bond , 144A, 6.375% , 4/08/30 ................... United States 14,000 14,967
Senior Note , 144A, 6.5% , 1/16/29 ..................... United States 120,000 127,244

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobiles (continued)
b
Hyundai Capital America, (continued)
Senior Note , 144A, 5.35% , 3/19/29 .................... United States 67,000 $ 68,842
Senior Note , 144A, 4.55% , 9/26/29 .................... United States 35,000 35,085
Senior Note , 144A, 5.4% , 1/08/31 ..................... United States 32,000 33,010
Senior Note , 144A, 5.4% , 6/23/32 ..................... United States 75,000 77,283
356,431
Banks 2.0%
b
Australia & New Zealand Banking Group Ltd. , Sub. Bond , 144A,
2.57% to 11/24/30, FRN thereafter , 11/25/35 .............. Australia 200,000 178,471
Banco Santander SA , Senior Non-Preferred Note , 1.722% to
9/13/26, FRN thereafter , 9/14/27 ...................... Spain 600,000 585,583
Bank of America Corp. ,
Senior Bond , 5.468% to 1/22/34, FRN thereafter , 1/23/35 ... United States 38,000 39,703
Senior Bond , 5.511% to 1/23/35, FRN thereafter , 1/24/36 ... United States 5,000 5,229
Senior Note , 2.551% to 2/03/27, FRN thereafter , 2/04/28 .... United States 70,000 68,568
Senior Note , 5.162% to 1/23/30, FRN thereafter , 1/24/31 .... United States 5,000 5,162
Sub. Bond , 5.425% to 8/14/34, FRN thereafter , 8/15/35 ..... United States 185,000 188,787
Sub. Bond , 6.11% , 1/29/37 .......................... United States 150,000 161,867
Sub. Bond , 3.846% to 3/07/32, FRN thereafter , 3/08/37 ..... United States 502,000 469,178
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 200,000 208,953
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 200,000 206,280
b
CaixaBank SA , Senior Non-Preferred Note , 144A, 4.634% to
7/02/28, FRN thereafter , 7/03/29 ...................... Spain 205,000 206,484
Citigroup, Inc. ,
c
CC , Junior Sub. Bond , 7.125% to 8/14/29, FRN thereafter ,
Perpetual ....................................... United States 113,000 116,908
c
GG , Junior Sub. Bond , 6.875% to 8/14/30, FRN thereafter ,
Perpetual ....................................... United States 206,000 212,519
Senior Bond , 3.668% to 7/23/27, FRN thereafter , 7/24/28 ... United States 10,000 9,914
Sub. Bond , 4.45% , 9/29/27 .......................... United States 264,000 265,144
Sub. Bond , 6.174% to 5/24/33, FRN thereafter , 5/25/34 ..... United States 35,000 37,253
Sub. Bond , 4.75% , 5/18/46 .......................... United States 255,000 226,737
b
Commonwealth Bank of Australia , Sub. Bond , 144A, 5.837% ,
3/13/34 ......................................... Australia 215,000 226,095
Fifth Third Bancorp ,
Senior Note , 6.339% to 7/26/28, FRN thereafter , 7/27/29 .... United States 100,000 105,386
Senior Note , 4.895% to 9/05/29, FRN thereafter , 9/06/30 .... United States 10,000 10,165
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 157,000 163,050
b
Intesa Sanpaolo SpA , Sub. Bond , 144A, 4.198% to 5/31/31, FRN
thereafter , 6/01/32 ................................. Italy 220,000 208,096
JPMorgan Chase & Co. ,
c
KK , Junior Sub. Bond , 3.65% to 5/31/26, FRN thereafter ,
Perpetual ....................................... United States 26,000 25,747
d
W , Junior Sub. Bond , FRN , 5.473% , ( 3-month SOFR +
1.262% ), 5/15/47 ................................. United States 82,000 71,986
Senior Bond , 3.782% to 1/31/27, FRN thereafter , 2/01/28 ... United States 324,000 322,631
Senior Bond , 5.502% to 1/23/35, FRN thereafter , 1/24/36 ... United States 63,000 65,944
Senior Note , 5.14% to 1/23/30, FRN thereafter , 1/24/31 ..... United States 162,000 167,349
Sub. Bond , 5.717% to 9/13/32, FRN thereafter , 9/14/33 ..... United States 175,000 185,147
Sub. Bond , 5.576% to 7/22/35, FRN thereafter , 7/23/36 ..... United States 45,000 46,683
NatWest Group plc , Senior Note , 5.847% to 3/01/26, FRN
thereafter , 3/02/27 ................................. United Kingdom 200,000 201,222

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
PNC Financial Services Group, Inc. (The) ,
Senior Bond , 5.373% to 7/20/35, FRN thereafter , 7/21/36 ... United States 30,000 $ 30,884
Sub. Bond , 4.626% to 6/05/32, FRN thereafter , 6/06/33 ..... United States 345,000 342,538
Royal Bank of Canada , Sub. Bond , 4.65% , 1/27/26 ..........
Canada 35,000 35,024
Truist Financial Corp. , Senior Bond , 5.711% to 1/23/34, FRN
thereafter , 1/24/35 ................................. United States 122,000 128,066
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 213,000 183,677
c
Wells Fargo & Co. , BB , Junior Sub. Bond , 3.9% to 3/14/26, FRN
thereafter , Perpetual ............................... United States 80,000 79,318
Westpac Banking Corp. ,
Sub. Bond , 4.421% , 7/24/39 ......................... Australia 81,000 75,069
Sub. Bond , 2.963% , 11/16/40 ........................ Australia 75,000 57,453
5,924,270
Biotechnology 0.1%
AbbVie, Inc. , Senior Bond , 5.05% , 3/15/34 ................
United States 39,000 40,145
Amgen, Inc. ,
Senior Bond , 4.663% , 6/15/51 ........................ United States 79,000 69,059
Senior Bond , 5.65% , 3/02/53 ......................... United States 46,000 45,914
Senior Bond , 5.75% , 3/02/63 ......................... United States 84,000 83,865
Senior Note , 5.25% , 3/02/30 ......................... United States 92,000 95,387
334,370
Broadline Retail 0.0%
†
Amazon.com, Inc. , Senior Bond , 2.7% , 6/03/60 .............
United States 164,000 97,105
Building Products 0.0%
†
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 55,000 55,690
Capital Markets 0.9%
Ares Capital Corp. ,
Senior Note , 3.875% , 1/15/26 ........................ United States 205,000 204,657
Senior Note , 7% , 1/15/27 ........................... United States 40,000 41,186
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 73,000 71,636
Deutsche Bank AG ,
Senior Non-Preferred Note , 2.311% to 11/15/26, FRN thereafter ,
11/16/27 ........................................ Germany 245,000 239,667
Goldman Sachs Group, Inc. (The) ,
c
U , Junior Sub. Bond , 3.65% to 8/09/26, FRN thereafter ,
Perpetual ....................................... United States 25,000 24,521
Senior Bond , 4.223% to 4/30/28, FRN thereafter , 5/01/29 ... United States 97,000 97,135
Intercontinental Exchange, Inc. ,
Senior Bond , 1.85% , 9/15/32 ......................... United States 59,000 49,927
Senior Note , 4.35% , 6/15/29 ......................... United States 63,000 63,584
b
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 140,000 145,518
Jefferies Financial Group, Inc. ,
Senior Note , 4.5% , 9/15/26 .......................... United States 160,000 160,343
Senior Note , 6.2% , 4/14/34 .......................... United States 76,000 80,833
b
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% ,
7/01/29 ......................................... United States 25,000 24,567
LPL Holdings, Inc. ,
Senior Note , 6.75% , 11/17/28 ........................ United States 67,000 71,537
Senior Note , 5.2% , 3/15/30 .......................... United States 106,000 108,385

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Morgan Stanley ,
Senior Note , 5.123% to 1/31/28, FRN thereafter , 2/01/29 .... United States 105,000 $ 107,274
Senior Note , 4.994% to 4/11/28, FRN thereafter , 4/12/29 .... United States 142,000 144,853
Senior Note , 5.23% to 1/14/30, FRN thereafter , 1/15/31 ..... United States 65,000 67,103
Sub. Bond , 4.35% , 9/08/26 .......................... United States 450,000 451,058
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..... United States 20,000 20,976
Sub. Bond , 5.942% to 2/06/34, FRN thereafter , 2/07/39 ..... United States 99,000 103,687
b
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 235,000 224,393
Nasdaq, Inc. , Senior Bond , 5.55% , 2/15/34 ................
United States 20,000 21,010
b
Neuberger Berman Group LLC / Neuberger Berman Finance
Corp. , Senior Bond , 144A, 4.875% , 4/15/45 .............. United States 38,000 33,369
S&P Global, Inc. , Senior Bond , 2.5% , 12/01/29 .............
United States 175,000 164,291
2,721,510
Chemicals 0.2%
Celanese US Holdings LLC ,
Senior Note , 1.4% , 8/05/26 .......................... United States 95,000 92,109
Senior Note , 6.665% , 7/15/27 ........................ United States 54,000 55,430
b
CF Industries, Inc. , Senior Bond , 144A, 4.5% , 12/01/26 ....... United States 13,000 13,026
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 160,000 169,083
Huntsman International LLC , Senior Bond , 4.5% , 5/01/29 .....
United States 210,000 201,057
Nutrien Ltd. , Senior Note , 4% , 12/15/26 ...................
Canada 152,000 151,732
682,437
Commercial Services & Supplies 0.2%
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 210,000 216,928
Waste Connections, Inc. ,
Senior Bond , 4.25% , 12/01/28 ........................ United States 166,000 167,108
Senior Bond , 5% , 3/01/34 ........................... United States 66,000 67,425
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 110,000 112,998
564,459
Communications Equipment 0.1%
Motorola Solutions, Inc. ,
Senior Bond , 2.3% , 11/15/30 ......................... United States 27,000 24,415
Senior Note , 4.85% , 8/15/30 ......................... United States 31,000 31,604
Senior Note , 5.2% , 8/15/32 .......................... United States 105,000 108,263
164,282
Construction & Engineering 0.1%
MasTec, Inc. , Senior Note , 5.9% , 6/15/29 .................
United States 150,000 157,122
Consumer Finance 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.3% , 1/30/32 .......................... Ireland 270,000 248,792
b
Aircastle Ltd. / Aircastle Ireland DAC , Senior Note , 144A, 5.25% ,
3/15/30 ......................................... United States 150,000 153,090
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 84,000 95,798
b
Avolon Holdings Funding Ltd. ,
Senior Note , 144A, 5.75% , 11/15/29 ................... Ireland 130,000 135,125
Senior Note , 144A, 4.9% , 10/10/30 .................... Ireland 135,000 135,807
Capital One Financial Corp. ,
Senior Bond , 3.75% , 3/09/27 ......................... United States 142,000 141,250

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
Capital One Financial Corp., (continued)
Senior Note , 4.493% to 9/10/30, FRN thereafter , 9/11/31 .... United States 40,000 $ 39,690
Senior Note , 7.624% to 10/29/30, FRN thereafter , 10/30/31 .. United States 35,000 39,595
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 200,000 202,083
General Motors Financial Co., Inc. ,
Senior Note , 5.8% , 1/07/29 .......................... United States 90,000 93,558
Senior Note , 4.9% , 10/06/29 ......................... United States 61,000 61,724
b
Macquarie Airfinance Holdings Ltd. ,
Senior Note , 144A, 5.15% , 3/17/30 .................... United Kingdom 68,000 68,978
Senior Note , 144A, 6.5% , 3/26/31 ..................... United Kingdom 90,000 96,547
1,512,037
Consumer Staples Distribution & Retail 0.2%
b
7-Eleven, Inc. ,
Senior Bond , 144A, 1.8% , 2/10/31 ..................... United States 28,000 24,345
Senior Note , 144A, 1.3% , 2/10/28 ..................... United States 232,000 216,973
b
Alimentation Couche-Tard, Inc. ,
Senior Bond , 144A, 3.55% , 7/26/27 .................... Canada 120,000 118,902
Senior Bond , 144A, 2.95% , 1/25/30 .................... Canada 131,000 123,788
484,008
Containers & Packaging 0.2%
Berry Global, Inc. ,
Senior Secured Note , 1.57% , 1/15/26 .................. United States 152,000 150,705
Senior Secured Note , 1.65% , 1/15/27 .................. United States 125,000 121,133
Senior Secured Note , 5.5% , 4/15/28 ................... United States 10,000 10,286
b
Senior Secured Note , 144A, 4.875% , 7/15/26 ............ United States 4,000 4,001
WestRock MWV LLC ,
Senior Bond , 8.2% , 1/15/30 .......................... United States 140,000 160,590
Senior Bond , 7.95% , 2/15/31 ......................... United States 9,000 10,410
457,125
Diversified Consumer Services 0.1%
Service Corp. International ,
Senior Bond , 3.375% , 8/15/30 ........................ United States 20,000 18,550
Senior Note , 4% , 5/15/31 ........................... United States 165,000 155,684
174,234
Diversified REITs 0.3%
GLP Capital LP / GLP Financing II, Inc. ,
Senior Bond , 3.25% , 1/15/32 ......................... United States 61,000 54,930
Senior Bond , 6.75% , 12/01/33 ........................ United States 89,000 96,498
VICI Properties LP ,
Senior Bond , 5.75% , 4/01/34 ......................... United States 99,000 102,928
Senior Note , 4.75% , 2/15/28 ......................... United States 95,000 95,818
b
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note , 144A, 3.75% , 2/15/27 .................... United States 35,000 34,628
Senior Note , 144A, 4.5% , 1/15/28 ..................... United States 120,000 119,882
Senior Note , 144A, 3.875% , 2/15/29 ................... United States 100,000 97,696
602,380
Diversified Telecommunication Services 0.4%
AT&T, Inc. ,
Senior Bond , 2.25% , 2/01/32 ......................... United States 139,000 121,729

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
AT&T, Inc., (continued)
Senior Bond , 2.55% , 12/01/33 ........................ United States 162,000 $ 138,011
Senior Bond , 4.75% , 5/15/46 ......................... United States 12,000 10,723
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 198,000 213,017
TELUS Corp. , Junior Sub. Bond , 6.625% to 10/14/30, FRN
thereafter , 10/15/55 ................................ Canada 194,000 199,779
Verizon Communications, Inc. ,
Senior Bond , 3.7% , 3/22/61 .......................... United States 117,000 82,486
b
Senior Bond , 144A, 5.401% , 7/02/37 ................... United States 201,000 204,296
Senior Note , 2.355% , 3/15/32 ........................ United States 132,000 115,794
1,085,835
Electric Utilities 1.2%
American Electric Power Co., Inc. ,
C , Junior Sub. Bond , 5.8% to 3/14/31, FRN thereafter , 3/15/56 United States 155,000 154,845
D , Junior Sub. Bond , 6.05% to 3/14/36, FRN thereafter ,
3/15/56 ......................................... United States 50,000 50,195
Senior Bond , 5.625% , 3/01/33 ........................ United States 51,000 53,638
J , Senior Bond , 4.3% , 12/01/28 ....................... United States 66,000 66,318
b
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 48,000 43,089
Appalachian Power Co. , L , Senior Bond , 5.8% , 10/01/35 ......
United States 57,000 58,971
Commonwealth Edison Co. , Senior Bond , 5.875% , 2/01/33 ....
United States 14,000 15,016
DTE Electric Co. , Senior Bond , 5.25% , 5/15/35 .............
United States 85,000 87,530
Duke Energy Corp. ,
Senior Bond , 5.45% , 6/15/34 ......................... United States 150,000 156,127
Senior Bond , 5.8% , 6/15/54 .......................... United States 106,000 107,218
Senior Note , 4.85% , 1/05/29 ......................... United States 15,000 15,292
Duke Energy Ohio, Inc. , Senior Bond , 3.65% , 2/01/29 ........
United States 65,000 64,270
b
Enel Finance International NV , Senior Bond , 144A, 7.5% ,
10/14/32 ........................................ Italy 200,000 230,691
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 60,000 61,645
Exelon Corp. ,
Senior Bond , 5.625% , 6/15/35 ........................ United States 89,000 92,937
Senior Note , 5.15% , 3/15/29 ......................... United States 210,000 216,110
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 25,000 25,177
Georgia Power Co. ,
Senior Bond , 4.95% , 5/17/33 ......................... United States 114,000 116,336
Senior Bond , 5.25% , 3/15/34 ......................... United States 89,000 91,850
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 110,000 107,796
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 5.9% , 3/15/55 .......................... United States 55,000 56,745
Senior Note , 5.3% , 3/15/32 .......................... United States 175,000 181,851
Northern States Power Co. , Senior Bond , 5.05% , 5/15/35 .....
United States 55,000 56,135
b
NRG Energy, Inc. ,
Senior Secured Note , 144A, 2% , 12/02/25 ............... United States 80,000 79,583
Senior Secured Note , 144A, 2.45% , 12/02/27 ............ United States 114,000 109,310
Oncor Electric Delivery Co. LLC ,
Senior Secured Bond , 5.75% , 3/15/29 .................. United States 55,000 57,614
Senior Secured Bond , 4.95% , 9/15/52 .................. United States 109,000 99,444
Pacific Gas and Electric Co. ,
Senior Bond , 5.9% , 6/15/32 .......................... United States 64,000 66,958
Senior Bond , 4.95% , 7/01/50 ......................... United States 66,000 56,697

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Pacific Gas and Electric Co., (continued)
Senior Bond , 6.75% , 1/15/53 ......................... United States 60,000 $ 64,691
Senior Note , 2.1% , 8/01/27 .......................... United States 30,000 28,845
Senior Note , 3.3% , 12/01/27 ......................... United States 130,000 127,260
Senior Note , 5.55% , 5/15/29 ......................... United States 35,000 36,041
PacifiCorp , Senior Bond , 2.7% , 9/15/30 ...................
United States 82,000 75,715
Southern Co. (The) ,
Senior Bond , 5.7% , 3/15/34 .......................... United States 99,000 104,613
Senior Note , 5.5% , 3/15/29 .......................... United States 15,000 15,604
Virginia Electric and Power Co. ,
Senior Bond , 5.05% , 8/15/34 ......................... United States 104,000 105,487
C , Senior Bond , 4.9% , 9/15/35 ....................... United States 145,000 144,302
b
Vistra Operations Co. LLC ,
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 58,000 57,578
Senior Secured Bond , 144A, 6.95% , 10/15/33 ............ United States 95,000 106,029
Senior Secured Bond , 144A, 6% , 4/15/34 ............... United States 119,000 125,556
Senior Secured Note , 144A, 3.7% , 1/30/27 .............. United States 120,000 118,927
Xcel Energy, Inc. , Senior Bond , 5.6% , 4/15/35 ..............
United States 170,000 176,367
3,866,403
Electrical Equipment 0.1%
b
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 253,000 247,359
Entertainment 0.1%
b
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 .......... United States 227,000 237,603
Financial Services 0.0%
†
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 95,000 93,594
Food Products 0.3%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note , 3% , 2/02/29 ........................... United States 135,000 129,490
Senior Note , 6.75% , 3/15/34 ......................... United States 122,000 134,948
b
JBS USA LUX SARL / JBS USA Food Co. / JBS USA Foods
Group, Inc. , Senior Bond , 144A, 5.95% , 4/20/35 ........... United States 40,000 42,060
Kellanova ,
Senior Bond , 4.5% , 4/01/46 .......................... United States 17,000 14,911
B , Senior Bond , 7.45% , 4/01/31 ....................... United States 20,000 22,925
Kraft Heinz Foods Co. ,
Senior Bond , 6.875% , 1/26/39 ........................ United States 40,000 44,654
Senior Bond , 4.625% , 10/01/39 ....................... United States 40,000 36,622
b
Mars, Inc. ,
Senior Bond , 144A, 5.65% , 5/01/45 .................... United States 65,000 65,981
Senior Bond , 144A, 5.7% , 5/01/55 ..................... United States 50,000 50,683
Senior Bond , 144A, 5.8% , 5/01/65 ..................... United States 30,000 30,620
Senior Note , 144A, 4.6% , 3/01/28 ..................... United States 255,000 258,173
Senior Note , 144A, 4.65% , 4/20/31 .................... United States 10,000 10,155
Senior Note , 144A, 5% , 3/01/32 ...................... United States 50,000 51,175
Senior Note , 144A, 5.2% , 3/01/35 ..................... United States 70,000 71,586
Pilgrim's Pride Corp. , Senior Note , 3.5% , 3/01/32 ...........
United States 75,000 68,710
1,032,693

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Gas Utilities 0.0%
†
CenterPoint Energy Resources Corp. , Senior Bond , 5.4% ,
7/01/34 ......................................... United States 71,000 $ 73,353
Ground Transportation 0.3%
b
Ashtead Capital, Inc. , Senior Bond , 144A, 4.375% , 8/15/27 .... United Kingdom 200,000 200,064
b
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond , 144A, 3.4% , 11/15/26 .................... United States 86,000 85,133
Senior Note , 144A, 4.4% , 7/01/27 ..................... United States 260,000 260,738
b
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 5.3% ,
4/03/29 ......................................... Ireland 225,000 231,149
777,084
Health Care Equipment & Supplies 0.0%
†
Becton Dickinson & Co. , Senior Bond , 2.823% , 5/20/30 .......
United States 77,000 72,183
GE HealthCare Technologies, Inc. , Senior Note , 5.65% , 11/15/27
United States 100,000 103,083
175,266
Health Care Providers & Services 0.3%
Centene Corp. , Senior Note , 2.625% , 8/01/31 ..............
United States 120,000 103,165
CVS Health Corp. ,
Junior Sub. Bond , 7% to 3/09/30, FRN thereafter , 3/10/55 ... United States 40,000 42,058
Senior Bond , 4.78% , 3/25/38 ......................... United States 52,000 48,759
Senior Note , 5% , 9/15/32 ........................... United States 165,000 167,084
HCA, Inc. ,
Senior Bond , 5.6% , 4/01/34 .......................... United States 56,000 58,154
Senior Bond , 6% , 4/01/54 ........................... United States 76,000 76,200
Senior Note , 3.625% , 3/15/32 ........................ United States 33,000 30,968
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 130,000 134,128
UnitedHealth Group, Inc. , Senior Note , 5.3% , 6/15/35 ........
United States 220,000 227,510
888,026
Hotels, Restaurants & Leisure 0.3%
b
Carnival Corp. ,
Senior Note , 144A, 5.125% , 5/01/29 ................... United States 160,000 160,000
Senior Note , 144A, 5.75% , 3/15/30 .................... United States 113,000 115,447
Senior Note , 144A, 5.75% , 8/01/32 .................... United States 105,000 106,987
Senior Secured Note , 144A, 4% , 8/01/28 ................ United States 338,000 333,387
Hyatt Hotels Corp. ,
Senior Note , 5.05% , 3/30/28 ......................... United States 165,000 167,725
Senior Note , 5.25% , 6/30/29 ......................... United States 80,000 82,080
Senior Note , 5.375% , 12/15/31 ....................... United States 55,000 56,262
e
Royal Caribbean Cruises Ltd. , Senior Bond , 5.375% , 1/15/36 .. United States 80,000 80,497
1,102,385
Household Durables 0.1%
DR Horton, Inc. ,
Senior Bond , 5% , 10/15/34 .......................... United States 121,000 122,437
Senior Bond , 5.5% , 10/15/35 ......................... United States 285,000 295,682
Toll Brothers Finance Corp. ,
Senior Bond , 4.35% , 2/15/28 ......................... United States 64,000 64,205
Senior Bond , 3.8% , 11/01/29 ......................... United States 75,000 73,454
555,778

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers 0.3%
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 200,000 $ 213,935
Constellation Energy Generation LLC ,
Senior Bond , 6.125% , 1/15/34 ........................ United States 57,000 62,073
Senior Bond , 6.5% , 10/01/53 ......................... United States 141,000 157,299
Senior Bond , 5.75% , 3/15/54 ......................... United States 57,000 57,816
Senior Note , 5.6% , 3/01/28 .......................... United States 185,000 191,256
Southern Power Co. ,
B , Senior Bond , 4.9% , 10/01/35 ....................... United States 45,000 44,404
A , Senior Note , 4.25% , 10/01/30 ...................... United States 25,000 24,862
751,645
Insurance 0.4%
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 60,000 61,274
b
Athene Global Funding ,
Secured Note , 144A, 5.526% , 7/11/31 .................. United States 132,000 136,160
Secured Note , 144A, 5.322% , 11/13/31 ................. United States 101,000 103,424
Senior Secured Bond , 144A, 5.543% , 8/22/35 ............ United States 80,000 81,112
Athene Holding Ltd. ,
Senior Bond , 5.875% , 1/15/34 ........................ United States 54,000 56,591
Senior Bond , 6.25% , 4/01/54 ......................... United States 38,000 38,791
Berkshire Hathaway Finance Corp. ,
Senior Bond , 4.3% , 5/15/43 .......................... United States 79,000 71,326
Senior Bond , 2.85% , 10/15/50 ........................ United States 28,000 18,390
Brown & Brown, Inc. ,
Senior Bond , 5.55% , 6/23/35 ......................... United States 58,000 59,709
Senior Note , 4.9% , 6/23/30 .......................... United States 120,000 121,708
Senior Note , 5.25% , 6/23/32 ......................... United States 43,000 44,125
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 76,000 76,763
b
CNO Global Funding , Secured Note , 144A, 4.95% , 9/09/29 .... United States 20,000 20,413
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 95,000 99,102
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 95,000 96,287
Marsh & McLennan Cos., Inc. , Senior Bond , 4.375% , 3/15/29 ..
United States 185,000 186,745
b
Massachusetts Mutual Life Insurance Co. , Sub. Bond , 144A,
3.729% , 10/15/70 .................................. United States 165,000 111,168
b
MetLife Capital Trust IV , Junior Sub. Bond , 144A, 7.875% ,
12/15/37 ........................................ United States 400,000 448,052
b
Teachers Insurance & Annuity Association of America , Sub. Bond ,
144A, 6.85% , 12/16/39 .............................. United States 38,000 43,655
1,874,795
Interactive Media & Services 0.1%
Meta Platforms, Inc. ,
Senior Bond , 5.4% , 8/15/54 .......................... United States 352,000 348,046
Senior Bond , 5.75% , 5/15/63 ......................... United States 51,000 52,494
Senior Bond , 5.55% , 8/15/64 ......................... United States 28,000 27,816
428,356
IT Services 0.0%
†
b
Gartner, Inc. ,
Senior Note , 144A, 3.625% , 6/15/29 ................... United States 18,000 17,251
Senior Note , 144A, 3.75% , 10/01/30 ................... United States 73,000 68,960
86,211

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Leisure Products 0.1%
Brunswick Corp. ,
Senior Bond , 2.4% , 8/18/31 .......................... United States 82,000 $ 71,326
Senior Bond , 5.1% , 4/01/52 .......................... United States 108,000 86,665
Senior Note , 5.85% , 3/18/29 ......................... United States 70,000 72,517
230,508
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 69,000 69,340
Machinery 0.0%
†
Oshkosh Corp. ,
Senior Bond , 4.6% , 5/15/28 .......................... United States 99,000 99,860
Senior Bond , 3.1% , 3/01/30 .......................... United States 19,000 17,939
117,799
Media 0.4%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond , 5.85% , 12/01/35 ................. United States 60,000 60,596
Senior Secured Bond , 3.7% , 4/01/51 ................... United States 5,000 3,301
Senior Secured Note , 2.25% , 1/15/29 .................. United States 55,000 51,161
Comcast Corp. ,
Senior Bond , 3.999% , 11/01/49 ....................... United States 119,000 91,850
Senior Bond , 3.45% , 2/01/50 ......................... United States 189,000 132,236
Interpublic Group of Cos., Inc. (The) , Senior Bond , 4.65% ,
10/01/28 ........................................ United States 197,000 198,629
Paramount Global ,
Senior Bond , 4.2% , 6/01/29 .......................... United States 120,000 118,000
Senior Bond , 4.95% , 1/15/31 ......................... United States 35,000 34,609
Senior Note , 3.7% , 6/01/28 .......................... United States 23,000 22,508
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 290,000 340,341
1,053,231
Metals & Mining 0.1%
b
Glencore Finance Canada Ltd. , Senior Bond , 144A, 6% , 11/15/41 Australia 5,000 5,174
b
Glencore Funding LLC ,
Senior Bond , 144A, 2.5% , 9/01/30 ..................... Australia 244,000 222,720
Senior Bond , 144A, 5.634% , 4/04/34 ................... Australia 127,000 132,235
Rio Tinto Finance USA plc , Senior Note , 4.875% , 3/14/30 .....
Australia 150,000 153,752
513,881
Multi-Utilities 0.0%
†
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 38,000 33,242
Dominion Energy, Inc. , Junior Sub. Bond , 6.2% to 2/14/36, FRN
thereafter , 2/15/56 ................................. United States 75,000 75,560
DTE Energy Co. , Senior Bond , 5.85% , 6/01/34 .............
United States 66,000 70,165
NiSource, Inc. , Senior Note , 5.2% , 7/01/29 ................
United States 145,000 149,623
Public Service Enterprise Group, Inc. , Senior Note , 4.9% , 3/15/30
United States 125,000 127,878
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 71,000 69,734
Sempra, Inc. , Senior Bond , 5.5% , 8/01/33 .................
United States 71,000 74,053

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Multi-Utilities (continued)
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 60,000 $ 60,221
660,476
Oil, Gas & Consumable Fuels 0.8%
b
Aker BP ASA , Senior Bond , 144A, 5.8% , 10/01/54 ........... Norway 77,000 71,444
Canadian Natural Resources Ltd. ,
Senior Bond , 7.2% , 1/15/32 .......................... Canada 127,000 143,181
b
Senior Note , 144A, 5% , 12/15/29 ..................... Canada 24,000 24,545
Cheniere Energy Partners LP ,
Senior Bond , 3.25% , 1/31/32 ......................... United States 66,000 60,152
Senior Note , 4.5% , 10/01/29 ......................... United States 200,000 199,416
b
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 66,000 69,860
b
DT Midstream, Inc. , Senior Secured Bond , 144A, 5.8% , 12/15/34 United States 135,000 139,280
Eastern Energy Gas Holdings LLC ,
Senior Bond , 5.8% , 1/15/35 .......................... United States 47,000 49,480
Senior Bond , 5.65% , 10/15/54 ........................ United States 18,000 17,757
El Paso Natural Gas Co. LLC , Senior Bond , 8.375% , 6/15/32 ..
United States 71,000 85,240
Enbridge, Inc. , Senior Bond , 4.25% , 12/01/26 ..............
Canada 42,000 42,021
Energy Transfer LP ,
c
B , Junior Sub. Bond , 6.625% to 2/14/28, FRN thereafter ,
Perpetual ....................................... United States 257,000 256,862
Senior Bond , 6.5% , 2/01/42 .......................... United States 18,000 19,076
Senior Note , 5.25% , 7/01/29 ......................... United States 30,000 30,880
Senior Note , 5.2% , 4/01/30 .......................... United States 72,000 74,269
Kinder Morgan Energy Partners LP , Senior Bond , 5.4% , 9/01/44
United States 15,000 14,323
Kinder Morgan, Inc. , Senior Bond , 7.75% , 1/15/32 ...........
United States 52,000 60,500
Occidental Petroleum Corp. ,
Senior Bond , 7.5% , 5/01/31 .......................... United States 131,000 147,221
Senior Note , 5.2% , 8/01/29 .......................... United States 35,000 35,540
ONEOK, Inc. ,
Senior Bond , 6.05% , 9/01/33 ......................... United States 10,000 10,608
Senior Note , 4.75% , 10/15/31 ........................ United States 100,000 100,084
Senior Note , 6.1% , 11/15/32 ......................... United States 122,000 130,801
South Bow USA Infrastructure Holdings LLC ,
Senior Note , 5.026% , 10/01/29 ....................... Canada 115,000 116,354
Senior Note , 5.584% , 10/01/34 ....................... Canada 56,000 56,329
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. ,
Senior Bond , 5% , 1/15/28 ........................... United States 130,000 130,151
Senior Bond , 4.875% , 2/01/31 ........................ United States 58,000 58,184
b
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 235,000 245,239
Viper Energy Partners LLC ,
Senior Bond , 5.7% , 8/01/35 .......................... United States 66,000 67,145
Senior Note , 4.9% , 8/01/30 .......................... United States 65,000 65,536
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 89,000 92,414
2,613,892
Paper & Forest Products 0.1%
b
Georgia-Pacific LLC , Senior Note , 144A, 2.1% , 4/30/27 ....... United States 200,000 194,446

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines 0.1%
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 150,000 $ 150,145
Personal Care Products 0.1%
Kenvue, Inc. ,
Senior Note , 4.85% , 5/22/32 ......................... United States 35,000 35,522
Senior Note , 4.9% , 3/22/33 .......................... United States 198,000 201,357
236,879
Pharmaceuticals 0.3%
Bristol-Myers Squibb Co. , Senior Note , 4.9% , 2/22/29 ........
United States 32,000 32,866
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond , 4.75% , 5/19/33 ......................... United States 118,000 119,248
Senior Bond , 5.3% , 5/19/53 .......................... United States 84,000 81,234
Senior Note , 4.45% , 5/19/28 ......................... United States 74,000 74,855
Royalty Pharma plc ,
Senior Bond , 5.4% , 9/02/34 .......................... United States 99,000 101,146
Senior Bond , 5.2% , 9/25/35 .......................... United States 80,000 79,963
Senior Note , 5.15% , 9/02/29 ......................... United States 85,000 87,242
Viatris, Inc. , Senior Note , 2.3% , 6/22/27 ...................
United States 75,000 72,223
Wyeth LLC , Senior Bond , 5.95% , 4/01/37 .................
United States 48,000 52,015
Zoetis, Inc. ,
Senior Bond , 3% , 9/12/27 ........................... United States 90,000 88,444
Senior Bond , 2% , 5/15/30 ........................... United States 37,000 33,658
Senior Bond , 5% , 8/17/35 ........................... United States 275,000 277,850
1,100,744
Professional Services 0.1%
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 249,000 256,327
Semiconductors & Semiconductor Equipment 0.6%
Analog Devices, Inc. , Senior Note , 5.05% , 4/01/34 ..........
United States 109,000 113,122
Broadcom, Inc. ,
Senior Bond , 4.15% , 11/15/30 ........................ United States 144,000 143,484
b
Senior Bond , 144A, 3.187% , 11/15/36 .................. United States 68,000 58,056
b
Senior Bond , 144A, 4.926% , 5/15/37 ................... United States 325,000 324,270
Senior Note , 3.459% , 9/15/26 ........................ United States 305,000 303,726
b
Foundry JV Holdco LLC , Senior Secured Note , 144A, 5.9% ,
1/25/33 ......................................... United States 200,000 211,082
Intel Corp. , Senior Bond , 4.15% , 8/05/32 ..................
United States 200,000 193,000
Marvell Technology, Inc. ,
Senior Note , 5.75% , 2/15/29 ......................... United States 100,000 104,360
Senior Note , 4.75% , 7/15/30 ......................... United States 5,000 5,067
Senior Note , 5.95% , 9/15/33 ......................... United States 94,000 100,902
1,557,069
Software 0.3%
Oracle Corp. ,
Senior Bond , 2.65% , 7/15/26 ......................... United States 38,000 37,563
Senior Bond , 3.65% , 3/25/41 ......................... United States 213,000 170,685
Senior Note , 1.65% , 3/25/26 ......................... United States 180,000 177,901
Senior Note , 4.45% , 9/26/30 ......................... United States 70,000 69,982
Senior Note , 4.8% , 9/26/32 .......................... United States 90,000 90,139
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 188,000 164,687

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software (continued)
Synopsys, Inc. ,
Senior Bond , 5.15% , 4/01/35 ......................... United States 125,000 $ 127,207
Senior Bond , 5.7% , 4/01/55 .......................... United States 10,000 10,099
848,263
Specialized REITs 0.4%
American Tower Corp. ,
Senior Bond , 3.125% , 1/15/27 ........................ United States 230,000 226,903
Senior Bond , 2.9% , 1/15/30 .......................... United States 130,000 122,580
Senior Bond , 2.7% , 4/15/31 .......................... United States 122,000 111,373
Senior Note , 2.75% , 1/15/27 ......................... United States 66,000 64,858
Senior Note , 4.9% , 3/15/30 .......................... United States 115,000 117,321
Crown Castle, Inc. ,
Senior Bond , 3.65% , 9/01/27 ......................... United States 66,000 65,330
Senior Bond , 3.8% , 2/15/28 .......................... United States 134,000 132,474
Senior Bond , 4.75% , 5/15/47 ......................... United States 28,000 24,765
Senior Note , 4.9% , 9/01/29 .......................... United States 20,000 20,295
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............
United States 32,000 32,032
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................
United States 194,000 185,858
1,103,789
Specialty Retail 0.1%
AutoNation, Inc. , Senior Bond , 4.5% , 10/01/25 .............
United States 13,000 13,000
Dick's Sporting Goods, Inc. ,
Senior Bond , 3.15% , 1/15/32 ......................... United States 110,000 100,815
Senior Bond , 4.1% , 1/15/52 .......................... United States 90,000 67,064
180,879
Technology Hardware, Storage & Peripherals 0.0%
†
Hewlett Packard Enterprise Co. ,
Senior Note , 4.55% , 10/15/29 ........................ United States 64,000 64,365
Senior Note , 4.85% , 10/15/31 ........................ United States 74,000 74,799
139,164
Textiles, Apparel & Luxury Goods 0.1%
PVH Corp. , Senior Note , 5.5% , 6/13/30 ...................
United States 10,000 10,192
Tapestry, Inc. ,
Senior Bond , 3.05% , 3/15/32 ......................... United States 32,000 29,071
Senior Bond , 5.5% , 3/11/35 .......................... United States 74,000 75,637
Senior Note , 5.1% , 3/11/30 .......................... United States 61,000 62,414
177,314
Tobacco 0.1%
BAT Capital Corp. , Senior Note , 4.625% , 3/22/33 ...........
United Kingdom 140,000 138,604
Philip Morris International, Inc. ,
Senior Note , 5.125% , 2/15/30 ........................ United States 191,000 197,470
Senior Note , 4.375% , 4/30/30 ........................ United States 95,000 95,470
Senior Note , 4.75% , 11/01/31 ........................ United States 70,000 71,241
502,785
Trading Companies & Distributors 0.1%
b
Aviation Capital Group LLC ,
Senior Note , 144A, 5.375% , 7/15/29 ................... United States 135,000 138,343

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors (continued)
b
Aviation Capital Group LLC, (continued)
Senior Note , 144A, 5.125% , 4/10/30 ................... United States 135,000 $ 137,197
275,540
Wireless Telecommunication Services 0.2%
Rogers Communications, Inc. ,
Senior Bond , 8.75% , 5/01/32 ......................... Canada 9,000 10,684
Senior Note , 5% , 2/15/29 ........................... Canada 140,000 142,705
Senior Note , 3.8% , 3/15/32 .......................... Canada 77,000 72,765
Sub. Bond , 7.125% to 4/14/35, FRN thereafter , 4/15/55 ..... Canada 80,000 84,846
NC5 , Sub. Bond , 7% to 4/14/30, FRN thereafter , 4/15/55 .... Canada 155,000 161,820
T-Mobile USA, Inc. ,
Senior Bond , 5.05% , 7/15/33 ......................... United States 21,000 21,458
Senior Note , 3.75% , 4/15/27 ......................... United States 229,000 227,734
Senior Note , 3.875% , 4/15/30 ........................ United States 6,000 5,885
Senior Note , 6.7% , 12/15/33 ......................... United States 50,000 55,936
783,833
Total Corporate Bonds (Cost $ 41,641,303 ) ....................................
41,802,706
U.S. Government and Agency Securities 14.7%
U.S. Treasury Bonds ,
4.625%, 2/15/40 .................................. United States 2,270,000 2,311,365
4.25%, 11/15/40 .................................. United States 560,000 544,359
3.25%, 5/15/42 ................................... United States 2,610,000 2,193,624
f
2.75%, 8/15/42 ................................... United States 3,030,000 2,359,021
3%, 2/15/49 ..................................... United States 2,100,000 1,572,826
2.875%, 5/15/49 .................................. United States 370,000 270,013
1.875%, 2/15/51 .................................. United States 3,870,000 2,211,418
2.875%, 5/15/52 .................................. United States 1,030,000 735,203
3%, 8/15/52 ..................................... United States 390,000 285,332
3.625%, 2/15/53 .................................. United States 1,350,000 1,116,387
U.S. Treasury Notes ,
1.875%, 2/28/27 .................................. United States 160,000 156,078
0.5%, 4/30/27 .................................... United States 630,000 599,890
2.375%, 5/15/27 .................................. United States 400,000 392,023
3.875%, 5/31/27 .................................. United States 3,190,000 3,201,339
0.75%, 1/31/28 ................................... United States 280,000 262,227
1.25%, 9/30/28 ................................... United States 3,730,000 3,479,755
3.75%, 12/31/28 .................................. United States 4,000,000 4,013,437
2.375%, 3/31/29 .................................. United States 9,780,000 9,372,564
4.125%, 3/31/29 .................................. United States 250,000 253,853
4.25%, 6/30/29 ................................... United States 1,070,000 1,091,463
1.625%, 5/15/31 .................................. United States 270,000 240,474
4.375%, 5/15/34 .................................. United States 1,590,000 1,627,110
3.875%, 8/15/34 .................................. United States 2,850,000 2,806,916
4.25%, 11/15/34 .................................. United States 1,610,000 1,628,490
4.25%, 5/15/35 ................................... United States 2,720,000 2,745,500
Total U.S. Government and Agency Securities (Cost $ 46,029,061 ) ...............
45,470,667
Asset-Backed Securities 0.0%
†
Consumer Staples Distribution & Retail 0.0%
†
b
CVS Pass-Through Trust ,
144A, 7.507% , 1/10/32 .............................. United States 78,760 83,953

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Consumer Staples Distribution & Retail (continued)
b
CVS Pass-Through Trust, (continued)
2013 , 144A, 4.704% , 1/10/36 ......................... United States 8,953 $ 8,575
92,528
a a a a a a
Total Asset-Backed Securities (Cost $ 87,713 ) .................................
92,528
Commercial Mortgage-Backed Securities 0.1%
Financial Services 0.1%
g
Citigroup Commercial Mortgage Trust , 2014-GC21 , C , FRN ,
4.78% , 5/10/47 ................................... United States 27,995 27,437
g
COMM Mortgage Trust , 2014-UBS6 , C , FRN , 4.556% , 12/10/47 United States 8,222 8,143
CSAIL Commercial Mortgage Trust , 2019-C17 , AS , 3.278% ,
9/15/52 ......................................... United States 170,000 153,304
b ,h
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 220,229 21
Wells Fargo Commercial Mortgage Trust , 2017-C40 , A4 , 3.581% ,
10/15/50 ........................................ United States 133,000 131,208
b ,g ,h
WFRBS Commercial Mortgage Trust , 2011-C3 , D , 144A, FRN ,
5.415% , 3/15/44 ................................... United States 20,645 7,587
327,700
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 438,912 ) .................
327,700
Mortgage-Backed Securities 6.8%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.5%
FHLMC Pool, 30 Year , 2.5%, 1/01/52 ..................... United States 871,352 748,005
FHLMC Pool, 30 Year , 5.5%, 9/01/53 - 11/01/53 ............ United States 764,931 777,291
1,525,296
Federal National Mortgage Association (FNMA) Fixed Rate 4.5%
FNMA, 15 Year , 2.5%, 2/01/36 ......................... United States 133,748 126,079
FNMA, 30 Year , 2%, 10/01/50 .......................... United States 1,897,033 1,545,496
FNMA, 30 Year , 2%, 4/01/52 ........................... United States 897,077 730,968
FNMA, 30 Year , 2.5%, 10/01/50 - 4/01/52 ................. United States 2,152,252 1,831,875
FNMA, 30 Year , 3%, 6/01/46 - 8/01/51 .................... United States 1,544,736 1,385,667
FNMA, 30 Year , 3.5%, 11/01/49 - 12/01/49 ................ United States 579,930 536,929
FNMA, 30 Year , 4%, 9/01/52 - 5/01/53 .................... United States 859,355 816,577
FNMA, 30 Year , 4.5%, 2/01/49 ......................... United States 422,573 417,905
FNMA, 30 Year , 5%, 8/01/33 - 10/01/52 ................... United States 796,262 794,656
FNMA, 30 Year , 5.5%, 7/01/33 - 9/01/53 .................. United States 130,630 133,621
FNMA, 30 Year , 6%, 10/01/53 .......................... United States 822,015 849,472
i
Uniform Mortgage-Backed Securities , 2% , TBA, 10/25/55 ..... United States 1,000,000 806,233
i
Uniform Mortgage-Backed Securities , 2.5% , TBA, 10/25/55 .... United States 1,000,000 842,652
i
Uniform Mortgage-Backed Securities , 4.5% , TBA, 10/25/55 .... United States 2,000,000 1,940,184
i
Uniform Mortgage-Backed Securities , 5% , TBA, 10/25/55 ..... United States 1,000,000 991,892
13,750,206
Government National Mortgage Association (GNMA) Fixed Rate 1.8%
GNMA II, 30 Year , 3.5%, 5/20/52 ........................ United States 939,287 852,311
GNMA II, Single-family, 30 Year , 2.5%, 2/20/53 ............. United States 871,364 758,353
GNMA II, Single-family, 30 Year , 3%, 7/20/46 - 11/20/46 ....... United States 1,843,038 1,671,166
GNMA II, Single-family, 30 Year , 3.5%, 11/20/47 - 10/15/55 .... United States 1,083,595 988,953
GNMA II, Single-family, 30 Year , 4.5%, 3/20/49 ............. United States 352,709 342,361

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year , 5.5%, 4/20/54 ............. United States 972,671 $ 987,050
5,600,194
Total Mortgage-Backed Securities (Cost $ 21,576,050 ) ..........................
20,875,696
Municipal Bonds 0.1%
California 0.0%
†
State of California , GO , 7.5% , 4/01/34 ....................
United States 30,000 35,228
Ohio 0.0%
†
Ohio State University (The) , Revenue , 2010 C , 4.91% , 6/01/40 .
United States 40,000 39,903
Texas 0.1%
North Texas Tollway Authority , North Texas Tollway System ,
Revenue, First Tier , 2009 B , 6.718% , 1/01/49 ............. United States 55,000 61,333
Total Municipal Bonds (Cost $ 125,120 ) .......................................
136,464
Total Long Term Investments (Cost $ 215,946,137 ) .............................
299,162,172
a
Number of
Contracts
Notional
Amount
#
a a a aa
Options Purchased 0.0%
†
Calls - Over-the-Counter
Equity Options 0.0%
†
Southwest Airlines Co. , Counterparty CITI , January Strike Price
$ 40.00 , Expires 1/16/26 ............................. 254,040 8,106,416 3,438
Total Options Purchased (Cost $ 7,812 ) .......................................
3,438
Short Term Investments 4.7%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 4.7%
j,k
Putnam Short Term Investment Fund , Class P , 4.364% ....... United States 14,418,964 14,418,964
Total Management Investment Companies (Cost $ 14,418,964 ) ..................
14,418,964
Total Short Term Investments (Cost $ 14,418,964 ) ..............................
14,418,964
a
Total Investments (Cost $ 230,372,913 ) 101.5% ................................
$313,584,574
Other Assets, less Liabilities (1.5) % .........................................
(4,590,403)
Net Assets 100.0% .........................................................
$308,994,171
a a a

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2025, the Fund had the following futures contracts outstanding.
At September 30, 2025 , the Fund had the following forward exchange contracts outstanding.
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $10,458,396, representing 3.4% of net assets.
c
Perpetual security with no stated maturity date.
d
The coupon rate shown represents the rate at period end.
e
A portion or all of the security purchased on a delayed delivery basis.
f
A portion or all of the security has been segregated as collateral for certain derivative contracts. At September 30, 2025, the value of this security pledged amounted to
$276,387, representing 0.1% net assets.
g
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
h
Defaulted security or security for which income has been deemed uncollectible.
i
Security purchased on a to-be-announced (TBA) basis.
j
See Note 3 regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Long 5 $ 1,684,688 12/19/25 $ 11,454
Total Futures Contracts ...................................................................... $11,454
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Canadian Dollar .... BOFA Sell 79,300 58,164 10/15/25 $ 1,145 $ —
Canadian Dollar .... BZWS Buy 14,700 10,657 10/15/25 — (87)
Canadian Dollar .... BZWS Sell 525,900 385,732 10/15/25 7,598 —
Canadian Dollar .... CITI Sell 461,100 338,197 10/15/25 6,656 —
Canadian Dollar .... HSBK Buy 243,000 177,171 10/15/25 — (2,449)
Canadian Dollar .... HSBK Sell 74,800 54,913 10/15/25 1,130 —
Canadian Dollar .... JPHQ Sell 364,300 267,425 10/15/25 5,485 —
Canadian Dollar .... MSCO Buy 203,500 148,144 10/15/25 — (1,823)
Canadian Dollar .... MSCO Sell 124,700 91,461 10/15/25 1,799 —
Canadian Dollar .... SSBT Buy 131,200 95,463 10/15/25 — (1,127)
Canadian Dollar .... SSBT Sell 34,600 25,399 10/15/25 521 —
Canadian Dollar .... TDOM Buy 650,300 477,377 10/15/25 — (9,797)
Canadian Dollar .... UBSW Buy 40,500 29,381 10/15/25 — (260)
Canadian Dollar .... UBSW Sell 798,500 579,774 10/15/25 5,635 —

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See A bbreviations on page 240 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Canadian Dollar .... WPAC Sell 561,500 412,200 10/15/25 $ 8,469 $ —
Hong Kong Dollar ... BZWS Buy 2,734,400 351,452 11/19/25 335 —
Hong Kong Dollar ... GSCO Sell 343,500 44,149 11/19/25 — (43)
Hong Kong Dollar ... HSBK Sell 2,399,800 308,378 11/19/25 — (362)
British Pound ...... BOFA Sell 70,400 95,418 12/17/25 728 —
British Pound ...... BZWS Sell 392,300 531,705 12/17/25 4,051 —
British Pound ...... GSCO Sell 433,300 587,280 12/17/25 4,479 —
British Pound ...... JPHQ Sell 155,200 210,339 12/17/25 1,591 —
British Pound ...... MSCO Sell 978,400 1,321,795 12/17/25 6,503 (683)
British Pound ...... UBSW Buy 25,800 34,986 12/17/25 — (284)
Danish Krone ...... HSBK Sell 1,489,400 235,487 12/17/25 4 —
Euro ............. BZWS Buy 21,900 25,827 12/17/25 — —
Euro ............. CITI Sell 30,600 36,087 12/17/25 1 —
Euro ............. GSCO Sell 196,200 231,377 12/17/25 — (2)
Euro ............. MSCO Sell 138,500 163,299 12/17/25 — (34)
Euro ............. SSBT Buy 22,300 26,293 12/17/25 5 —
Euro ............. UBSW Sell 75,600 89,135 12/17/25 — (20)
Swedish Krona ..... MSCO Sell 6,288,600 678,127 12/17/25 6,906 —
Swiss Franc ....... MSCO Sell 349,500 443,869 12/17/25 752 —
Total Forward Exchange Contracts ................................................... $63,793 $(16,971)
Net unrealized appreciation (depreciation) ............................................ $46,822
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Variable Trust
Schedule of Investments (unaudited), September 30, 2025
Putnam VT Global Asset Allocation Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 72.5%
Aerospace & Defense 1.8%
Airbus SE ......................................... France 782 $ 182,617
a
Axon Enterprise, Inc. ................................. United States 39 27,988
a
Boeing Co. (The) ................................... United States 287 61,943
Curtiss-Wright Corp. ................................. United States 127 68,953
General Dynamics Corp. .............................. United States 429 146,289
General Electric Co. ................................. United States 315 94,758
Leonardo DRS, Inc. ................................. United States 1,489 67,601
Lockheed Martin Corp. ............................... United States 1,848 922,540
Northrop Grumman Corp. ............................. United States 107 65,197
RTX Corp. ........................................ United States 400 66,932
Thales SA ......................................... France 384 121,388
1,826,206
Air Freight & Logistics 0.2%
Expeditors International of Washington, Inc. ............... United States 499 61,172
FedEx Corp. ....................................... United States 280 66,027
United Parcel Service, Inc., B .......................... United States 763 63,733
190,932
Automobile Components 0.2%
Aisin Corp. ........................................ Japan 4,300 74,262
BorgWarner, Inc. .................................... United States 1,474 64,797
139,059
Automobiles 1.6%
Stellantis NV ....................................... United States 2,076 19,269
Subaru Corp. ...................................... Japan 1,900 38,721
a
Tesla, Inc. ......................................... United States 3,871 1,721,511
Toyota Motor Corp. .................................. Japan 1,300 24,968
1,804,469
Banks 3.6%
AIB Group plc ...................................... Ireland 5,613 51,172
Banco Bilbao Vizcaya Argentaria SA ..................... Spain 4,833 93,130
Banco de Sabadell SA ............................... Spain 6,340 24,746
Banco Santander SA ................................. Spain 20,078 210,705
Bank Hapoalim BM .................................. Israel 3,902 79,317
Bank Leumi Le-Israel BM ............................. Israel 6,153 121,230
Bank of America Corp. ............................... United States 4,081 210,539
Barclays plc ....................................... United Kingdom 25,807 132,785
BNP Paribas SA .................................... France 477 43,628
BOC Hong Kong Holdings Ltd. ......................... China 3,000 14,054
Citigroup, Inc. ...................................... United States 10,044 1,019,466
Citizens Financial Group, Inc. .......................... United States 1,244 66,131
Commonwealth Bank of Australia ....................... Australia 51 5,632
Credit Agricole SA ................................... France 1,358 26,761
Erste Group Bank AG ................................ Austria 613 60,260
First Horizon Corp. .................................. United States 2,795 63,195
HSBC Holdings plc .................................. United Kingdom 16,150 227,927
Intesa Sanpaolo SpA ................................. Italy 11,938 79,020
JPMorgan Chase & Co. ............................... United States 333 105,038
Lloyds Banking Group plc ............................. United Kingdom 126,182 142,786
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 6,500 104,854
NatWest Group plc .................................. United Kingdom 14,961 105,675
PNC Financial Services Group, Inc. (The) ................. United States 328 65,905
Popular, Inc. ....................................... United States 522 66,299
UniCredit SpA ...................................... Italy 1,778 135,297
US Bancorp ....................................... United States 1,311 63,361

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Webster Financial Corp. .............................. United States 1,045 $ 62,115
Wells Fargo & Co. ................................... United States 964 80,803
Zions Bancorp NA ................................... United States 1,103 62,408
3,524,239
Beverages 0.5%
a
Boston Beer Co., Inc. (The), A .......................... United States 285 60,255
Carlsberg A/S, B .................................... Denmark 117 13,619
Coca-Cola Co. (The) ................................. United States 961 63,734
Coca-Cola Consolidated, Inc. .......................... United States 540 63,266
Coca-Cola HBC AG ................................. Italy 1,221 57,605
Keurig Dr Pepper, Inc. ................................ United States 2,366 60,357
a
Monster Beverage Corp. .............................. United States 1,111 74,781
PepsiCo, Inc. ...................................... United States 457 64,181
457,798
Biotechnology 1.8%
AbbVie, Inc. ....................................... United States 1,771 410,057
a
Alnylam Pharmaceuticals, Inc. .......................... United States 141 64,296
Amgen, Inc. ....................................... United States 233 65,753
a
Exelixis, Inc. ....................................... United States 6,876 283,979
a
Genmab A/S ....................................... Denmark 168 51,836
a
Incyte Corp. ....................................... United States 4,574 387,921
a
Natera, Inc. ........................................ United States 383 61,652
a
Neurocrine Biosciences, Inc. ........................... United States 2,495 350,248
Regeneron Pharmaceuticals, Inc. ....................... United States 115 64,661
a
Vertex Pharmaceuticals, Inc. ........................... United States 168 65,796
1,806,199
Broadline Retail 2.9%
a
Amazon.com, Inc. ................................... United States 11,751 2,580,167
eBay, Inc. ......................................... United States 821 74,670
a
Etsy, Inc. .......................................... United States 1,093 72,564
Next plc .......................................... United Kingdom 148 24,672
Prosus NV ........................................ China 2,419 171,060
2,923,133
Building Products 0.3%
Allegion plc ........................................ United States 378 67,038
Cie de Saint-Gobain SA .............................. France 1,069 115,828
Owens Corning ..................................... United States 438 61,959
Trane Technologies plc ............................... United States 158 66,670
311,495
Capital Markets 2.4%
3i Group plc ....................................... United Kingdom 2,160 119,066
Ameriprise Financial, Inc. ............................. United States 123 60,424
Bank of New York Mellon Corp. (The) .................... United States 640 69,734
Charles Schwab Corp. (The) ........................... United States 688 65,683
CME Group, Inc. .................................... United States 236 63,765
Deutsche Boerse AG ................................. Germany 309 82,747
b
Euronext NV, 144A, Reg S ............................ Netherlands 287 42,967
Goldman Sachs Group, Inc. (The) ....................... United States 1,355 1,079,054
Hong Kong Exchanges & Clearing Ltd. ................... Hong Kong 400 22,708
Intercontinental Exchange, Inc. ......................... United States 370 62,338
Morgan Stanley ..................................... United States 444 70,578
Northern Trust Corp. ................................. United States 476 64,070

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
a
Robinhood Markets, Inc., A ............................ United States 280 $ 40,090
State Street Corp. ................................... United States 5,635 653,716
UBS Group AG ..................................... Switzerland 1,650 67,837
Virtu Financial, Inc., A ................................ United States 1,698 60,279
2,625,056
Chemicals 0.9%
Air Liquide SA ...................................... France 360 75,008
a
Axalta Coating Systems Ltd. ........................... United States 2,068 59,186
CF Industries Holdings, Inc. ........................... United States 3,988 357,724
DuPont de Nemours, Inc. ............................. United States 834 64,969
Ecolab, Inc. ........................................ United States 227 62,166
Linde plc .......................................... United States 139 66,025
Mosaic Co. (The) ................................... United States 1,931 66,967
NewMarket Corp. ................................... United States 184 152,391
PPG Industries, Inc. ................................. United States 577 60,648
Sherwin-Williams Co. (The) ............................ United States 176 60,942
Shin-Etsu Chemical Co. Ltd. ........................... Japan 3,500 114,602
1,140,628
Commercial Services & Supplies 0.4%
Republic Services, Inc., A ............................. United States 282 64,713
TOPPAN Holdings, Inc. ............................... Japan 2,200 56,368
Veralto Corp. ....................................... United States 597 63,646
Waste Management, Inc. .............................. United States 295 65,145
249,872
Communications Equipment 0.8%
a
Arista Networks, Inc. ................................. United States 2,403 350,141
a
Ciena Corp. ....................................... United States 490 71,378
Cisco Systems, Inc. ................................. United States 867 59,320
a
F5, Inc. ........................................... United States 202 65,284
Motorola Solutions, Inc. ............................... United States 137 62,649
Telefonaktiebolaget LM Ericsson, B ...................... Sweden 6,409 53,105
Ubiquiti, Inc. ....................................... United States 107 70,682
732,559
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA ............ Spain 143 11,463
Vinci SA .......................................... France 758 105,341
116,804
Construction Materials 0.1%
Heidelberg Materials AG .............................. Germany 189 42,723
Holcim AG ........................................ United States 1,340 114,335
157,058
Consumer Finance 0.2%
Ally Financial, Inc. ................................... United States 1,527 59,858
American Express Co. ............................... United States 199 66,100
Capital One Financial Corp. ........................... United States 284 60,373
SLM Corp. ........................................ United States 2,290 63,387
Synchrony Financial ................................. United States 855 60,748
310,466
Consumer Staples Distribution & Retail 1.2%
Coles Group Ltd. .................................... Australia 409 6,296

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Consumer Staples Distribution & Retail (continued)
Costco Wholesale Corp. .............................. United States 66 $ 61,092
Dollar General Corp. ................................. United States 617 63,767
a
Dollar Tree, Inc. .................................... United States 661 62,379
Koninklijke Ahold Delhaize NV .......................... Netherlands 2,310 93,473
a
Maplebear, Inc. ..................................... United States 1,389 51,060
Marks & Spencer Group plc ........................... United Kingdom 972 4,769
Target Corp. ....................................... United States 716 64,225
Tesco plc ......................................... United Kingdom 6,639 39,792
Walmart, Inc. ...................................... United States 8,094 834,168
1,281,021
Containers & Packaging 0.2%
Crown Holdings, Inc. ................................. United States 668 64,522
Packaging Corp. of America ........................... United States 300 65,379
129,901
Diversified Consumer Services 0.2%
ADT, Inc. .......................................... United States 7,334 63,879
a
Duolingo, Inc., A .................................... United States 209 67,265
131,144
Diversified REITs 0.1%
WP Carey, Inc. ..................................... United States 943 63,719
Diversified Telecommunication Services 0.4%
AT&T, Inc. ......................................... United States 13,074 369,210
Deutsche Telekom AG ................................ Germany 1,174 39,998
Telstra Group Ltd. ................................... Australia 18,401 58,665
Verizon Communications, Inc. .......................... United States 1,393 61,222
529,095
Electric Utilities 1.3%
American Electric Power Co., Inc. ....................... United States 555 62,438
Duke Energy Corp. .................................. United States 528 65,340
Edison International ................................. United States 9,074 501,611
Exelon Corp. ....................................... United States 1,486 66,885
Iberdrola SA ....................................... Spain 7,957 150,621
NRG Energy, Inc. ................................... United States 1,700 275,315
PG&E Corp. ....................................... United States 4,118 62,099
1,184,309
Electrical Equipment 1.3%
ABB Ltd. .......................................... Switzerland 2,476 179,172
AMETEK, Inc. ...................................... United States 317 59,596
Eaton Corp. plc ..................................... United States 170 63,623
GE Vernova, Inc. .................................... United States 1,094 672,701
a
Generac Holdings, Inc. ............................... United States 349 58,423
Mitsubishi Electric Corp. .............................. Japan 5,300 136,124
Rockwell Automation, Inc. ............................. United States 182 63,614
a
Siemens Energy AG ................................. Germany 127 14,932
Vertiv Holdings Co., A ................................ United States 1,530 230,816
1,479,001
Electronic Equipment, Instruments & Components 0.2%
Jabil, Inc. ......................................... United States 301 65,368
a
Keysight Technologies, Inc. ............................ United States 374 65,420

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
a
Zebra Technologies Corp., A ........................... United States 196 $ 58,243
189,031
Energy Equipment & Services 0.5%
Halliburton Co. ..................................... United States 2,959 72,791
TechnipFMC plc .................................... United Kingdom 8,752 345,266
418,057
Entertainment 1.7%
a
Netflix, Inc. ........................................ United States 1,095 1,312,817
Nexon Co. Ltd. ..................................... Japan 1,800 39,502
a
ROBLOX Corp., A ................................... United States 2,879 398,799
a
Spotify Technology SA ................................ United States 87 60,726
1,811,844
Financial Services 2.6%
a
Berkshire Hathaway, Inc., B ............................ United States 391 196,571
Corebridge Financial, Inc. ............................. United States 1,854 59,421
Equitable Holdings, Inc. ............................... United States 7,095 360,284
EXOR NV ......................................... Netherlands 527 51,581
a
Fiserv, Inc. ........................................ United States 464 59,824
Investor AB, B ...................................... Sweden 4,210 131,791
Mastercard, Inc., A .................................. United States 2,253 1,281,529
MGIC Investment Corp. ............................... United States 2,273 64,485
a
PayPal Holdings, Inc. ................................ United States 8,782 588,921
2,794,407
Food Products 0.5%
Ajinomoto Co., Inc. .................................. Japan 1,100 31,536
Archer-Daniels-Midland Co. ........................... United States 1,068 63,802
Associated British Foods plc ........................... United Kingdom 2,956 81,678
Ingredion, Inc. ...................................... United States 489 59,712
Mondelez International, Inc., A .......................... United States 999 62,408
Nestle SA ......................................... United States 350 32,142
Nissin Foods Holdings Co. Ltd. ......................... Japan 700 13,185
Smithfield Foods, Inc. ................................ United States 2,637 61,917
Tyson Foods, Inc., A ................................. United States 1,168 63,422
b
WH Group Ltd., 144A, Reg S .......................... Hong Kong 105,000 113,710
583,512
Gas Utilities 0.2%
National Fuel Gas Co. ................................ United States 708 65,398
Tokyo Gas Co. Ltd. .................................. Japan 1,500 53,338
118,736
Ground Transportation 1.1%
CSX Corp. ........................................ United States 1,860 66,049
JB Hunt Transport Services, Inc. ........................ United States 443 59,437
a
Lyft, Inc., A ........................................ United States 3,461 76,177
Norfolk Southern Corp. ............................... United States 234 70,296
a
Uber Technologies, Inc. ............................... United States 672 65,836
Union Pacific Corp. .................................. United States 3,208 758,275
1,096,070
Health Care Equipment & Supplies 0.6%
Abbott Laboratories .................................. United States 460 61,612
BioMerieux ........................................ France 174 23,354

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a
Boston Scientific Corp. ............................... United States 599 $ 58,480
a
Dexcom, Inc. ....................................... United States 845 56,860
a
Edwards Lifesciences Corp. ........................... United States 788 61,283
a
Hologic, Inc. ....................................... United States 999 67,423
Hoya Corp. ........................................ Japan 1,000 138,270
a
IDEXX Laboratories, Inc. .............................. United States 100 63,889
a
Insulet Corp. ....................................... United States 192 59,276
Medtronic plc ...................................... United States 2,560 243,814
Olympus Corp. ..................................... Japan 6,500 82,180
916,441
Health Care Providers & Services 0.6%
Cardinal Health, Inc. ................................. United States 423 66,394
Cencora, Inc. ...................................... United States 216 67,506
Cigna Group (The) .................................. United States 213 61,397
Fresenius SE & Co. KGaA ............................. Germany 177 9,892
McKesson Corp. .................................... United States 92 71,074
Sonic Healthcare Ltd. ................................ Australia 2,609 36,954
a
Tenet Healthcare Corp. ............................... United States 335 68,018
UnitedHealth Group, Inc. .............................. United States 183 63,190
Universal Health Services, Inc., B ....................... United States 337 68,896
513,321
Health Care REITs 0.1%
Omega Healthcare Investors, Inc. ....................... United States 1,547 65,314
Health Care Technology 0.6%
a
Doximity, Inc., A .................................... United States 908 66,420
a
Veeva Systems, Inc., A ............................... United States 1,934 576,158
642,578
Hotels, Restaurants & Leisure 1.0%
a
Airbnb, Inc., A ...................................... United States 510 61,924
Aristocrat Leisure Ltd. ................................ Australia 2,508 116,104
Booking Holdings, Inc. ............................... United States 34 183,575
Compass Group plc ................................. United Kingdom 3,179 108,359
a
DoorDash, Inc., A ................................... United States 2,496 678,887
FDJ United ........................................ France 196 6,572
InterContinental Hotels Group plc ....................... United Kingdom 229 27,688
1,183,109
Household Durables 0.1%
Garmin Ltd. ........................................ United States 267 65,741
Household Products 1.0%
Colgate-Palmolive Co. ............................... United States 9,052 723,617
Kimberly-Clark Corp. ................................. United States 1,356 168,605
Procter & Gamble Co. (The) ........................... United States 403 61,921
Reckitt Benckiser Group plc ........................... United Kingdom 783 60,293
1,014,436
Independent Power and Renewable Electricity Producers 0.0%
†
RWE AG .......................................... Germany 467 20,772
Vistra Corp. ........................................ United States 312 61,127
81,899
Industrial Conglomerates 0.2%
3M Co. ........................................... United States 403 62,538

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Industrial Conglomerates (continued)
DCC plc .......................................... United Kingdom 358 $ 23,045
Honeywell International, Inc. ........................... United States 304 63,992
Sekisui Chemical Co. Ltd. ............................. Japan 1,600 29,787
Smiths Group plc ................................... United Kingdom 1,023 32,434
211,796
Insurance 2.2%
Aflac, Inc. ......................................... United States 597 66,685
AIA Group Ltd. ..................................... Hong Kong 11,800 113,091
Allianz SE ......................................... Germany 368 154,827
Allstate Corp. (The) .................................. United States 321 68,903
American International Group, Inc. ...................... United States 791 62,125
AXA SA ........................................... France 272 13,044
Axis Capital Holdings Ltd. ............................. United States 638 61,120
a
Brighthouse Financial, Inc. ............................ United States 1,316 69,853
Chubb Ltd. ........................................ United States 228 64,353
Dai-ichi Life Holdings, Inc. ............................. Japan 2,200 17,305
Everest Group Ltd. .................................. United States 188 65,843
Globe Life, Inc. ..................................... United States 1,178 168,419
Hanover Insurance Group, Inc. (The) ..................... United States 183 33,238
MetLife, Inc. ....................................... United States 6,560 540,347
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 128 81,725
Old Republic International Corp. ........................ United States 1,603 68,079
b
Poste Italiane SpA, 144A, Reg S ........................ Italy 502 11,933
Primerica, Inc. ...................................... United States 240 66,622
Progressive Corp. (The) .............................. United States 251 61,984
Prudential Financial, Inc. .............................. United States 598 62,037
QBE Insurance Group Ltd. ............................ Australia 1,220 16,602
Reinsurance Group of America, Inc. ..................... United States 332 63,787
Talanx AG ......................................... Germany 420 55,997
Travelers Cos., Inc. (The) ............................. United States 225 62,825
Unipol Assicurazioni SpA .............................. Italy 402 8,642
Unum Group ....................................... United States 890 69,224
Zurich Insurance Group AG ............................ Switzerland 86 61,471
2,190,081
Interactive Media & Services 5.1%
Alphabet, Inc., A .................................... United States 11,024 2,679,934
b
Auto Trader Group plc, 144A, Reg S ..................... United Kingdom 1,588 16,870
LY Corp. .......................................... Japan 19,400 62,274
Meta Platforms, Inc., A ............................... United States 3,283 2,410,970
a
Reddit, Inc., A ...................................... United States 286 65,777
b
Scout24 SE, 144A, Reg S ............................. Germany 163 20,450
5,256,275
IT Services 0.4%
Accenture plc, A .................................... Ireland 258 63,623
Fujitsu Ltd. ........................................ Japan 600 14,075
a
GoDaddy, Inc., A .................................... United States 445 60,889
International Business Machines Corp. ................... United States 255 71,951
NEC Corp. ........................................ Japan 1,300 41,612
a
Snowflake, Inc., A ................................... United States 341 76,913
VeriSign, Inc. ...................................... United States 227 63,462
392,525
Leisure Products 0.2%
Bandai Namco Holdings, Inc. .......................... Japan 1,500 49,907

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Leisure Products (continued)
Hasbro, Inc. ....................................... United States 843 $ 63,942
113,849
Machinery 0.7%
Allison Transmission Holdings, Inc. ...................... United States 704 59,756
Caterpillar, Inc. ..................................... United States 186 88,750
CNH Industrial NV ................................... United States 2,936 31,856
Cummins, Inc. ...................................... United States 160 67,579
Deere & Co. ....................................... United States 136 62,187
GEA Group AG ..................................... Germany 714 52,787
Graco, Inc. ........................................ United States 740 62,870
Hoshizaki Corp. .................................... Japan 400 15,009
Komatsu Ltd. ...................................... Japan 500 17,419
Lincoln Electric Holdings, Inc. .......................... United States 259 61,080
Parker-Hannifin Corp. ................................ United States 70 53,071
Pentair plc ........................................ United States 586 64,905
Rational AG ....................................... Germany 20 15,284
Schindler Holding AG ................................ Switzerland 202 76,816
Westinghouse Air Brake Technologies Corp. ............... United States 323 64,752
794,121
Marine Transportation 0.0%
†
SITC International Holdings Co. Ltd. ..................... China 12,000 46,199
Media 0.1%
Comcast Corp., A ................................... United States 1,950 61,269
Informa plc ........................................ United Kingdom 1,915 23,720
New York Times Co. (The), A ........................... United States 1,116 64,058
149,047
Metals & Mining 0.5%
ArcelorMittal SA .................................... Luxembourg 584 21,068
BHP Group Ltd., (AUD Traded) ......................... Australia 6,031 168,477
BHP Group Ltd., (GBP Traded) ......................... Australia 329 9,114
BlueScope Steel Ltd. ................................. Australia 1,577 23,688
a
Boliden AB ........................................ Sweden 289 11,797
Fortescue Ltd. ...................................... Australia 6,647 82,319
Freeport-McMoRan, Inc. .............................. United States 1,417 55,575
Glencore plc ....................................... Australia 9,281 42,745
Norsk Hydro ASA ................................... Norway 2,572 17,487
Northern Star Resources Ltd. .......................... Australia 897 14,007
Rio Tinto plc ....................................... Australia 1,115 73,481
Southern Copper Corp. ............................... Mexico 603 73,180
592,938
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
Rithm Capital Corp. .................................. United States 5,034 57,337
Multi-Utilities 0.5%
Consolidated Edison, Inc. ............................. United States 660 66,343
DTE Energy Co. .................................... United States 470 66,472
E.ON SE .......................................... Germany 3,927 73,967
Engie SA ......................................... France 5,281 113,523
Public Service Enterprise Group, Inc. .................... United States 779 65,015
Sembcorp Industries Ltd. ............................. Singapore 3,300 15,418
400,738

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels 1.8%
Antero Midstream Corp. .............................. United States 3,349 $ 65,105
Cheniere Energy, Inc. ................................ United States 2,748 645,725
Chevron Corp. ..................................... United States 399 61,961
ConocoPhillips ..................................... United States 697 65,929
Coterra Energy, Inc. ................................. United States 2,571 60,804
ENEOS Holdings, Inc. ................................ Japan 12,200 77,265
Eni SpA .......................................... Italy 1,116 19,526
Equinor ASA ....................................... Norway 4,189 102,154
Exxon Mobil Corp. ................................... United States 560 63,140
Inpex Corp. ........................................ Japan 7,000 126,040
Kinder Morgan, Inc. .................................. United States 2,336 66,132
Marathon Petroleum Corp. ............................ United States 358 69,001
Repsol SA ......................................... Spain 1,405 24,984
Shell plc .......................................... United States 1,007 35,891
TotalEnergies SE ................................... France 2,651 161,469
Valero Energy Corp. ................................. United States 412 70,147
Williams Cos., Inc. (The) .............................. United States 1,067 67,594
1,782,867
Paper & Forest Products 0.0%
†
Louisiana-Pacific Corp. ............................... United States 672 59,700
Passenger Airlines 0.2%
Delta Air Lines, Inc. .................................. United States 1,077 61,120
Qantas Airways Ltd. ................................. Australia 13,543 97,859
Ryanair Holdings plc ................................. Italy 3,900 113,967
a
United Airlines Holdings, Inc. ........................... United States 605 58,383
331,329
Personal Care Products 0.1%
Unilever plc ........................................ United Kingdom 1,058 62,537
Pharmaceuticals 2.9%
AstraZeneca plc .................................... United Kingdom 126 19,303
Bristol-Myers Squibb Co. .............................. United States 10,459 471,701
Chugai Pharmaceutical Co. Ltd. ........................ Japan 1,100 48,768
a
Corcept Therapeutics, Inc. ............................ United States 854 70,976
Daiichi Sankyo Co. Ltd. ............................... Japan 2,900 65,251
Eli Lilly & Co. ...................................... United States 273 208,299
GSK plc .......................................... United States 2,220 47,668
Ipsen SA .......................................... France 207 27,795
Johnson & Johnson ................................. United States 6,946 1,287,927
Merck & Co., Inc. ................................... United States 3,215 269,835
Merck KGaA ....................................... Germany 108 14,012
Novartis AG ....................................... United States 1,815 233,370
Novo Nordisk A/S, B ................................. Denmark 1,880 104,681
Otsuka Holdings Co. Ltd. ............................. Japan 1,000 53,331
Pfizer, Inc. ......................................... United States 2,699 68,771
Roche Holding AG .................................. United States 90 29,969
Sanofi SA ......................................... United States 939 88,918
3,110,575
Professional Services 1.0%
Automatic Data Processing, Inc. ........................ United States 2,897 850,270
Broadridge Financial Solutions, Inc. ...................... United States 255 60,733
Experian plc ....................................... United States 893 44,853
Leidos Holdings, Inc. ................................. United States 351 66,325
a
Paylocity Holding Corp. ............................... United States 379 60,363

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services (continued)
Recruit Holdings Co. Ltd. ............................. Japan 1,700 $ 91,399
Verisk Analytics, Inc., A ............................... United States 233 58,602
1,232,545
Real Estate Management & Development 0.1%
a
CBRE Group, Inc., A ................................. United States 399 62,866
Residential REITs 0.3%
Camden Property Trust ............................... United States 585 62,466
Equity LifeStyle Properties, Inc. ......................... United States 1,026 62,278
Equity Residential ................................... United States 977 63,241
Invitation Homes, Inc. ................................ United States 2,062 60,478
Mid-America Apartment Communities, Inc. ................ United States 440 61,481
Sun Communities, Inc. ............................... United States 495 63,855
373,799
Retail REITs 0.7%
Brixmor Property Group, Inc. ........................... United States 2,303 63,747
Simon Property Group, Inc. ............................ United States 3,141 589,471
653,218
Semiconductors & Semiconductor Equipment 8.0%
Applied Materials, Inc. ................................ United States 383 78,415
ASML Holding NV ................................... Netherlands 320 312,060
a
Astera Labs, Inc. .................................... United States 394 77,145
Broadcom, Inc. ..................................... United States 3,079 1,015,793
a
Cirrus Logic, Inc. .................................... United States 552 69,160
KLA Corp. ......................................... United States 68 73,345
Lam Research Corp. ................................. United States 1,517 203,126
NVIDIA Corp. ...................................... United States 28,734 5,361,190
QUALCOMM, Inc. ................................... United States 5,730 953,243
Renesas Electronics Corp. ............................ Japan 4,600 52,924
SCREEN Holdings Co. Ltd. ............................ Japan 400 36,245
Skyworks Solutions, Inc. .............................. United States 405 31,177
8,263,823
Software 6.3%
a
Adobe, Inc. ........................................ United States 2,748 969,357
a
AppLovin Corp., A ................................... United States 111 79,758
a
Atlassian Corp., A ................................... United States 369 58,929
a
Autodesk, Inc. ...................................... United States 1,713 544,169
a
Cadence Design Systems, Inc. ......................... United States 187 65,686
a
Check Point Software Technologies Ltd. .................. Israel 200 41,382
a
Crowdstrike Holdings, Inc., A ........................... United States 145 71,105
a
DocuSign, Inc., A ................................... United States 892 64,304
a
Dropbox, Inc., A .................................... United States 2,085 62,988
a
Fortinet, Inc. ....................................... United States 830 69,786
a
Guidewire Software, Inc. .............................. United States 255 58,614
Intuit, Inc. ......................................... United States 99 67,608
a
Manhattan Associates, Inc. ............................ United States 301 61,699
Microsoft Corp. ..................................... United States 6,608 3,422,614
a
Nice Ltd. .......................................... Israel 148 21,440
Oracle Corp. ....................................... United States 220 61,873
Oracle Corp. Japan .................................. Japan 300 30,631
Pegasystems, Inc. ................................... United States 1,110 63,825
a
RingCentral, Inc., A .................................. United States 2,123 60,166
a
Rubrik, Inc., A ...................................... United States 951 78,220
Salesforce, Inc. ..................................... United States 257 60,909

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
SAP SE .......................................... Germany 450 $ 120,495
a
ServiceNow, Inc. .................................... United States 200 184,056
a
Workday, Inc., A .................................... United States 278 66,923
a
Zoom Communications, Inc., A ......................... United States 768 63,360
a
Zscaler, Inc. ....................................... United States 229 68,622
6,518,519
Specialized REITs 0.4%
American Tower Corp. ................................ United States 321 61,735
EPR Properties ..................................... United States 1,147 66,537
Public Storage ..................................... United States 219 63,258
VICI Properties, Inc., A ............................... United States 1,943 63,361
Weyerhaeuser Co. .................................. United States 2,587 64,132
319,023
Specialty Retail 1.4%
a
AutoZone, Inc. ..................................... United States 16 68,644
Avolta AG ......................................... Switzerland 262 14,306
a
Chewy, Inc., A ...................................... United States 1,859 75,197
Fast Retailing Co. Ltd. ................................ Japan 300 91,113
Gap, Inc. (The) ..................................... United States 2,814 60,191
Home Depot, Inc. (The) ............................... United States 153 61,994
Industria de Diseno Textil SA ........................... Spain 262 14,500
Ross Stores, Inc. ................................... United States 426 64,918
TJX Cos., Inc. (The) ................................. United States 6,292 909,446
a
Ulta Beauty, Inc. .................................... United States 124 67,797
Williams-Sonoma, Inc. ............................... United States 311 60,785
1,488,891
Technology Hardware, Storage & Peripherals 4.7%
Apple, Inc. ........................................ United States 19,076 4,857,322
NetApp, Inc. ....................................... United States 519 61,481
4,918,803
Textiles, Apparel & Luxury Goods 0.3%
adidas AG ......................................... Germany 88 18,646
Asics Corp. ........................................ Japan 1,700 44,485
Cie Financiere Richemont SA .......................... Switzerland 30 5,759
Hermes International SCA ............................. France 40 98,362
LVMH Moet Hennessy Louis Vuitton SE .................. France 17 10,461
Pandora A/S ....................................... Denmark 461 60,275
Tapestry, Inc. ...................................... United States 605 68,498
306,486
Tobacco 0.7%
Imperial Brands plc .................................. United Kingdom 2,923 124,173
Philip Morris International, Inc. ......................... United States 3,879 629,174
753,347
Trading Companies & Distributors 0.2%
AerCap Holdings NV ................................. Ireland 300 36,300
Bunzl plc .......................................... United Kingdom 359 11,347
Mitsubishi Corp. .................................... Japan 2,800 66,750
Mitsui & Co. Ltd. .................................... Japan 6,000 148,987
263,384

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Transportation Infrastructure 0.1%
b
Aena SME SA, 144A, Reg S ........................... Spain 2,054 $ 56,155
Wireless Telecommunication Services 0.1%
KDDI Corp. ........................................ Japan 5,600 89,312
Total Common Stocks (Cost $43,035,647) ....................................
75,460,744
Convertible Preferred Stocks 0.0%
†
Aerospace & Defense 0.0%
†
Boeing Co. (The), 6% ................................ United States 259 18,018
Electric Utilities 0.0%
†
PG&E Corp., A, 6% .................................. United States 145 5,710
Financial Services 0.0%
†
Apollo Global Management, Inc., 6.75% .................. United States 113 7,942
Total Convertible Preferred Stocks (Cost $25,850) .............................
31,670
Principal
Amount
*
Convertible Bonds 0.0%
†
Consumer Staples Distribution & Retail 0.0%
†
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 5,000 7,240
Energy Equipment & Services 0.0%
†
Nabors Industries, Inc. , Senior Note , 1.75% , 6/15/29 .........
United States 5,000 3,850
Food Products 0.0%
†
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 7,000 7,872
Software 0.0%
†
b
Guidewire Software, Inc. , Senior Note , 144A, 1.25% , 11/01/29 .. United States 12,000 13,986
Total Convertible Bonds (Cost $31,121) ......................................
32,948
Corporate Bonds 12.5%
Aerospace & Defense 0.6%
ATI, Inc. ,
Senior Bond, 5.125%, 10/01/31 ....................... United States 5,000 4,924
Senior Note, 5.875%, 12/01/27 ....................... United States 15,000 15,042
Senior Note, 4.875%, 10/01/29 ....................... United States 5,000 4,920
Senior Note, 7.25%, 8/15/30 ......................... United States 10,000 10,505
b
Axon Enterprise, Inc. ,
Senior Note, 144A, 6.125%, 3/15/30 ................... United States 10,000 10,295
Senior Note, 144A, 6.25%, 3/15/33 .................... United States 5,000 5,159
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 3,000 2,826
Senior Bond, 6.125%, 2/15/33 ........................ United States 90,000 97,062
Senior Bond, 6.875%, 3/15/39 ........................ United States 10,000 11,332
Senior Bond, 5.875%, 2/15/40 ........................ United States 5,000 5,168
Senior Note, 2.7%, 2/01/27 .......................... United States 13,000 12,740
Senior Note, 6.259%, 5/01/27 ........................ United States 7,000 7,205
Senior Note, 6.298%, 5/01/29 ........................ United States 70,000 74,307
b
Bombardier, Inc. ,
Senior Note, 144A, 8.75%, 11/15/30 ................... Canada 10,000 10,796
Senior Note, 144A, 6.75%, 6/15/33 .................... Canada 5,000 5,224

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
Howmet Aerospace, Inc. ,
Senior Bond, 6.75%, 1/15/28 ......................... United States 35,000 $ 37,040
Senior Note, 3%, 1/15/29 ........................... United States 37,000 35,710
Senior Note, 4.85%, 10/15/31 ........................ United States 15,000 15,403
RTX Corp. ,
Senior Bond, 4.125%, 11/16/28 ....................... United States 5,000 4,997
Senior Bond, 5.15%, 2/27/33 ......................... United States 5,000 5,181
Senior Bond, 4.875%, 10/15/40 ....................... United States 20,000 19,281
Spirit AeroSystems, Inc. ,
b
Secured Note, 144A, 9.75%, 11/15/30 .................. United States 15,000 16,516
Senior Bond, 4.6%, 6/15/28 .......................... United States 20,000 19,992
b
Senior Secured Note, 144A, 9.375%, 11/30/29 ........... United States 5,000 5,272
b
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 10,000 10,370
Senior Secured Note, 144A, 6.625%, 3/01/32 ............ United States 5,000 5,154
Senior Secured Note, 144A, 6%, 1/15/33 ................ United States 15,000 15,179
Senior Secured Note, 144A, 6.25%, 1/31/34 ............. United States 5,000 5,146
Senior Sub. Note, 144A, 6.75%, 1/31/34 ................ United States 10,000 10,347
483,093
Automobile Components 0.0%
†
b
Adient Global Holdings Ltd. ,
Senior Note, 144A, 8.25%, 4/15/31 .................... United States 20,000 20,992
Senior Note, 144A, 7.5%, 2/15/33 ..................... United States 5,000 5,181
b,c
American Axle & Manufacturing, Inc. , Senior Secured Note , 144A,
6.375% , 10/15/32 .................................. United States 10,000 9,989
b
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 10,000 10,228
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 10,000 8,613
55,003
Automobiles 0.1%
b
Hyundai Capital America ,
Senior Bond, 144A, 6.375%, 4/08/30 ................... United States 2,000 2,138
Senior Note, 144A, 4.875%, 11/01/27 .................. United States 20,000 20,228
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 35,000 37,113
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 8,000 8,220
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 5,000 5,012
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 4,000 4,126
76,837
Banks 2.0%
Banco Santander SA , Sub. Bond , 3.225% to 8/21/31, FRN
thereafter , 11/22/32 ................................ Spain 200,000 182,098
Bank of America Corp. ,
Senior Bond, 2.496% to 2/12/30, FRN thereafter, 2/13/31 ... United States 5,000 4,629
Sub. Bond, 6.11%, 1/29/37 .......................... United States 195,000 210,427
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 120,000 112,154
Citigroup, Inc. ,
Senior Bond, 3.887% to 1/09/27, FRN thereafter, 1/10/28 ... United States 50,000 49,806
Senior Bond, 3.668% to 7/23/27, FRN thereafter, 7/24/28 ... United States 204,000 202,238
Sub. Bond, 4.45%, 9/29/27 .......................... United States 50,000 50,216
Sub. Bond, 4.75%, 5/18/46 .......................... United States 10,000 8,892
b
Commonwealth Bank of Australia , Senior Bond , 144A, 3.15% ,
9/19/27 ......................................... Australia 75,000 74,005

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 26,000 $ 27,002
Huntington Bancshares, Inc. , Sub. Bond , 2.487% to 8/14/31, FRN
thereafter , 8/15/36 ................................. United States 41,000 35,109
JPMorgan Chase & Co. ,
d
KK, Junior Sub. Bond, 3.65% to 5/31/26, FRN thereafter,
Perpetual ....................................... United States 17,000 16,834
e
W, Junior Sub. Bond, FRN, 5.473%, (3-month SOFR +
1.262%), 5/15/47 ................................. United States 13,000 11,413
Senior Note, 1.04% to 2/03/26, FRN thereafter, 2/04/27 ..... United States 75,000 74,181
Sub. Bond, 2.956% to 5/12/30, FRN thereafter, 5/13/31 ..... United States 150,000 140,715
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..... United States 150,000 158,697
PNC Financial Services Group, Inc. (The) ,
Senior Bond, 5.373% to 7/20/35, FRN thereafter, 7/21/36 ... United States 5,000 5,147
Sub. Bond, 4.626% to 6/05/32, FRN thereafter, 6/06/33 ..... United States 70,000 69,501
Royal Bank of Canada , Sub. Bond , 4.65% , 1/27/26 ..........
Canada 45,000 45,030
Toronto-Dominion Bank (The) , Sub. Bond , 3.625% to 9/14/26,
FRN thereafter , 9/15/31 ............................. Canada 55,000 54,562
Truist Financial Corp. , Senior Note , 5.435% to 1/23/29, FRN
thereafter , 1/24/30 ................................. United States 15,000 15,524
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 60,000 51,740
Wells Fargo & Co. ,
Senior Bond, 3.35% to 3/01/32, FRN thereafter, 3/02/33 .... United States 185,000 172,261
Senior Note, 5.574% to 7/24/28, FRN thereafter, 7/25/29 .... United States 15,000 15,548
Westpac Banking Corp. , Sub. Bond , 2.963% , 11/16/40 .......
Australia 25,000 19,151
1,806,880
Biotechnology 0.1%
AbbVie, Inc. , Senior Note , 4.8% , 3/15/29 ..................
United States 20,000 20,457
Amgen, Inc. ,
Senior Bond, 5.65%, 3/02/53 ......................... United States 23,000 22,957
Senior Bond, 5.75%, 3/02/63 ......................... United States 10,000 9,984
Senior Note, 5.15%, 3/02/28 ......................... United States 30,000 30,705
Senior Note, 5.25%, 3/02/30 ......................... United States 47,000 48,730
132,833
Broadline Retail 0.0%
†
b
Match Group Holdings II LLC , Senior Note , 144A, 4.625% ,
6/01/28 ......................................... United States 12,000 11,799
b
Wayfair LLC ,
Senior Secured Note, 144A, 7.25%, 10/31/29 ............ United States 15,000 15,503
Senior Secured Note, 144A, 7.75%, 9/15/30 ............. United States 10,000 10,513
37,815
Building Products 0.1%
b
Builders FirstSource, Inc. ,
Senior Bond, 144A, 6.375%, 3/01/34 ................... United States 5,000 5,157
Senior Bond, 144A, 6.75%, 5/15/35 .................... United States 5,000 5,227
b
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ................................... United States 10,000 9,684
b
JH North America Holdings, Inc. , Senior Secured Note , 144A,
6.125% , 7/31/32 ................................... United States 5,000 5,126
Johnson Controls International plc ,
Senior Bond, 4.95%, 7/02/64 ......................... United States 65,000 56,791
Senior Note, 3.9%, 2/14/26 .......................... United States 6,000 5,988

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products (continued)
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 10,000 $ 10,279
b
MIWD Holdco II LLC / MIWD Finance Corp. , Senior Note , 144A,
5.5% , 2/01/30 .................................... United States 15,000 14,649
b
Quikrete Holdings, Inc. ,
Senior Note, 144A, 6.75%, 3/01/33 .................... United States 5,000 5,202
Senior Secured Note, 144A, 6.375%, 3/01/32 ............ United States 10,000 10,366
b
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 10,000 10,569
b
Standard Building Solutions, Inc. ,
Senior Note, 144A, 6.5%, 8/15/32 ..................... United States 15,000 15,406
Senior Note, 144A, 6.25%, 8/01/33 .................... United States 10,000 10,143
b
Standard Industries, Inc. ,
Senior Bond, 144A, 4.375%, 7/15/30 ................... United States 10,000 9,594
Senior Bond, 144A, 3.375%, 1/15/31 ................... United States 5,000 4,532
178,713
Capital Markets 0.9%
Ares Capital Corp. ,
Senior Note, 3.875%, 1/15/26 ........................ United States 25,000 24,958
Senior Note, 2.15%, 7/15/26 ......................... United States 24,000 23,584
Senior Note, 7%, 1/15/27 ........................... United States 5,000 5,148
Senior Note, 2.875%, 6/15/27 ........................ United States 26,000 25,391
b
Aretec Group, Inc. , Senior Secured Note , 144A, 10% , 8/15/30 .. United States 5,000 5,454
b
Blackstone Holdings Finance Co. LLC , Senior Bond , 144A, 1.6% ,
3/30/31 ......................................... United States 10,000 8,669
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 7,000 6,869
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 4.223% to 4/30/28, FRN thereafter, 5/01/29 ... United States 117,000 117,163
Sub. Bond, 5.95%, 1/15/27 .......................... United States 5,000 5,125
Intercontinental Exchange, Inc. , Senior Bond , 1.85% , 9/15/32 ..
United States 15,000 12,693
b
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note, 144A, 6.125%, 11/01/32 ........... United States 35,000 35,501
Senior Secured Note, 144A, 6.75%, 5/01/33 ............. United States 5,000 5,197
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 10,000 10,021
b
KKR Group Finance Co. III LLC , Senior Bond , 144A, 5.125% ,
6/01/44 ......................................... United States 30,000 28,505
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 16,000 17,084
Senior Note, 5.2%, 3/15/30 .......................... United States 15,000 15,337
Moody's Corp. ,
Senior Bond, 2%, 8/19/31 ........................... United States 50,000 43,966
Senior Bond, 5%, 8/05/34 ........................... United States 15,000 15,320
Morgan Stanley ,
Senior Bond, 3.772% to 1/23/28, FRN thereafter, 1/24/29 ... United States 185,000 183,417
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 25,000 25,542
Senior Note, 4.994% to 4/11/28, FRN thereafter, 4/12/29 .... United States 5,000 5,100
Sub. Bond, 3.95%, 4/23/27 .......................... United States 40,000 39,925
Sub. Bond, 5.297% to 4/19/32, FRN thereafter, 4/20/37 ..... United States 24,000 24,355
b
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 30,000 28,646
Nasdaq, Inc. ,
Senior Bond, 5.55%, 2/15/34 ......................... United States 5,000 5,253
Senior Note, 5.35%, 6/28/28 ......................... United States 9,000 9,282
b
Neuberger Berman Group LLC / Neuberger Berman Finance
Corp. , Senior Bond , 144A, 4.875% , 4/15/45 .............. United States 30,000 26,344

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
S&P Global, Inc. ,
Senior Bond, 2.5%, 12/01/29 ......................... United States 30,000 $ 28,164
Senior Bond, 1.25%, 8/15/30 ......................... United States 9,000 7,845
b
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 10,000 10,301
800,159
Chemicals 0.1%
b
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 5,000 5,081
Celanese US Holdings LLC ,
Senior Note, 1.4%, 8/05/26 .......................... United States 15,000 14,543
Senior Note, 6.665%, 7/15/27 ........................ United States 26,000 26,689
b
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 10,000 10,613
CF Industries, Inc. , Senior Bond , 4.95% , 6/01/43 ............
United States 20,000 18,416
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 10,000 10,568
Huntsman International LLC , Senior Bond , 2.95% , 6/15/31 ....
United States 15,000 12,662
b
Qnity Electronics, Inc. ,
Senior Note, 144A, 6.25%, 8/15/33 .................... United States 5,000 5,112
Senior Secured Note, 144A, 5.75%, 8/15/32 ............. United States 5,000 5,045
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 10,000 10,721
b
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ................... United States 10,000 9,813
Senior Secured Note, 144A, 4.875%, 5/01/28 ............ United States 15,000 14,670
b
Solstice Advanced Materials, Inc. , Senior Note , 144A, 5.625% ,
9/30/33 ......................................... United States 15,000 15,059
b
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ... United States 10,000 5,659
b
WR Grace Holdings LLC , Senior Note , 144A, 5.625% , 8/15/29 . United States 10,000 9,303
173,954
Commercial Services & Supplies 0.3%
b
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 15,000 15,741
b
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 17,000 16,940
b
Clean Harbors, Inc. , Senior Note , 144A, 6.375% , 2/01/31 ..... United States 5,000 5,124
b
GFL Environmental, Inc. , Senior Secured Note , 144A, 6.75% ,
1/15/31 ......................................... United States 5,000 5,238
b
Madison IAQ LLC , Senior Secured Note , 144A, 4.125% , 6/30/28 United States 10,000 9,769
b
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Secured Note , 144A, 6.25% , 1/15/28 ................... United States 15,000 15,008
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 100,000 103,299
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 20,000 20,516
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 5,000 5,372
Waste Connections, Inc. ,
Senior Bond, 3.5%, 5/01/29 .......................... United States 30,000 29,500
Senior Bond, 3.2%, 6/01/32 .......................... United States 2,000 1,853
Senior Bond, 5%, 3/01/34 ........................... United States 10,000 10,216
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 33,000 33,899
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 10,000 10,383
b
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 5,000 5,218
288,076

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Communications Equipment 0.1%
b
CommScope LLC , Senior Note , 144A, 7.125% , 7/01/28 ....... United States 10,000 $ 10,045
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 5,000 4,521
Senior Bond, 5.55%, 8/15/35 ......................... United States 35,000 36,482
Senior Note, 4.85%, 8/15/30 ......................... United States 5,000 5,097
b
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 5,000 4,698
60,843
Construction & Engineering 0.0%
†
b
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 5,000 5,227
Consumer Finance 0.4%
Ally Financial, Inc. ,
Senior Bond, 8%, 11/01/31 .......................... United States 34,000 38,775
Senior Note, 4.75%, 6/09/27 ......................... United States 25,000 25,142
American Express Co. ,
Senior Bond, 5.667% to 4/24/35, FRN thereafter, 4/25/36 ... United States 40,000 42,281
Senior Note, 5.098% to 2/15/27, FRN thereafter, 2/16/28 .... United States 15,000 15,203
Senior Note, 4.731% to 4/24/28, FRN thereafter, 4/25/29 .... United States 30,000 30,483
b
Avolon Holdings Funding Ltd. ,
Senior Note, 144A, 5.75%, 11/15/29 ................... Ireland 37,000 38,458
Senior Note, 144A, 4.9%, 10/10/30 .................... Ireland 10,000 10,060
Capital One Financial Corp. ,
Senior Note, 4.493% to 9/10/30, FRN thereafter, 9/11/31 .... United States 5,000 4,961
Sub. Bond, 2.359% to 7/28/31, FRN thereafter, 7/29/32 ..... United States 92,000 79,432
b
Encore Capital Group, Inc. , Senior Secured Note , 144A, 8.5% ,
5/15/30 ......................................... United States 10,000 10,628
b
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 30,000 31,046
General Motors Financial Co., Inc. , Senior Note , 4.9% , 10/06/29
United States 23,000 23,273
b
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 5.15% ,
3/17/30 ......................................... United Kingdom 7,000 7,101
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ....................... United States 10,000 9,895
Senior Note, 7.5%, 5/15/31 .......................... United States 15,000 15,694
Senior Note, 7.125%, 11/15/31 ....................... United States 10,000 10,377
Senior Note, 6.5%, 3/15/33 .......................... United States 10,000 10,028
402,837
Consumer Staples Distribution & Retail 0.1%
b
7-Eleven, Inc. , Senior Note , 144A, 1.3% , 2/10/28 ............ United States 24,000 22,445
b
Alimentation Couche-Tard, Inc. ,
Senior Bond, 144A, 3.55%, 7/26/27 .................... Canada 25,000 24,771
Senior Bond, 144A, 2.95%, 1/25/30 .................... Canada 14,000 13,229
b
US Foods, Inc. ,
Senior Note, 144A, 7.25%, 1/15/32 .................... United States 5,000 5,241
Senior Note, 144A, 5.75%, 4/15/33 .................... United States 10,000 10,077
Walmart, Inc. , Senior Note , 4.35% , 4/28/30 ................
United States 40,000 40,683
116,446
Containers & Packaging 0.2%
Berry Global, Inc. ,
Senior Secured Note, 1.57%, 1/15/26 .................. United States 44,000 43,625
Senior Secured Note, 1.65%, 1/15/27 .................. United States 23,000 22,289
Senior Secured Note, 5.5%, 4/15/28 ................... United States 2,000 2,057

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 15,000 $ 15,399
b
Graham Packaging Co., Inc. , Senior Note , 144A, 7.125% , 8/15/28 United States 15,000 15,053
b
Graphic Packaging International LLC , Senior Note , 144A, 3.5% ,
3/01/29 ......................................... United States 5,000 4,744
b
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/27 ................... United States 10,000 10,031
Senior Secured Note, 144A, 7.875%, 4/15/27 ............ United States 15,000 15,166
WestRock MWV LLC ,
Senior Bond, 8.2%, 1/15/30 .......................... United States 30,000 34,412
Senior Bond, 7.95%, 2/15/31 ......................... United States 10,000 11,566
174,342
Distributors 0.0%
†
b
American Builders & Contractors Supply Co., Inc. ,
Senior Note, 144A, 3.875%, 11/15/29 .................. United States 10,000 9,497
Senior Secured Note, 144A, 4%, 1/15/28 ................ United States 10,000 9,808
b
RB Global Holdings, Inc. , Senior Note , 144A, 7.75% , 3/15/31 .. Canada 5,000 5,236
24,541
Diversified REITs 0.1%
GLP Capital LP / GLP Financing II, Inc. , Senior Bond , 3.25% ,
1/15/32 ......................................... United States 15,000 13,507
VICI Properties LP ,
Senior Note, 4.75%, 2/15/28 ......................... United States 30,000 30,258
Senior Note, 5.125%, 11/15/31 ....................... United States 30,000 30,456
b
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.75% , 2/15/27 ................................... United States 10,000 9,894
84,115
Diversified Telecommunication Services 0.6%
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 ........................ United States 60,000 51,115
Senior Bond, 4.75%, 5/15/46 ......................... United States 77,000 68,807
Senior Bond, 3.55%, 9/15/55 ......................... United States 41,000 28,276
Senior Note, 4.1%, 2/15/28 .......................... United States 15,000 14,991
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.375%, 6/01/29 ................... United States 8,000 7,953
Senior Bond, 144A, 4.75%, 3/01/30 .................... United States 60,000 57,621
Senior Bond, 144A, 4.25%, 2/01/31 .................... United States 10,000 9,218
Senior Bond, 144A, 4.75%, 2/01/32 .................... United States 15,000 13,884
Deutsche Telekom International Finance BV , Senior Bond , 8.75% ,
6/15/30 ......................................... Germany 73,000 86,068
b
Frontier Communications Holdings LLC ,
Senior Secured Note, 144A, 5.875%, 10/15/27 ........... United States 10,000 10,001
Senior Secured Note, 144A, 8.75%, 5/15/30 ............. United States 10,000 10,455
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 21,000 22,593
Verizon Communications, Inc. ,
Senior Bond, 4.4%, 11/01/34 ......................... United States 65,000 62,725
Senior Bond, 3.7%, 3/22/61 .......................... United States 47,000 33,135
b
Senior Bond, 144A, 5.401%, 7/02/37 ................... United States 76,000 77,247
Senior Note, 2.1%, 3/22/28 .......................... United States 20,000 19,080
573,169

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities 0.7%
American Electric Power Co., Inc. , J , Senior Bond , 4.3% ,
12/01/28 ........................................ United States 55,000 $ 55,265
b
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 10,000 8,977
Commonwealth Edison Co. , Senior Bond , 5.9% , 3/15/36 ......
United States 28,000 30,102
Duke Energy Carolinas LLC , Senior Bond , 4.95% , 1/15/33 ....
United States 10,000 10,287
Duke Energy Corp. ,
Senior Bond, 3.15%, 8/15/27 ......................... United States 55,000 54,141
Senior Bond, 4.2%, 6/15/49 .......................... United States 70,000 56,420
Duke Energy Indiana LLC , Senior Bond , 6.45% , 4/01/39 ......
United States 5,000 5,605
Evergy Kansas Central, Inc. , Senior Bond , 5.7% , 3/15/53 .....
United States 15,000 15,216
b
Evergy Missouri West, Inc. , Senior Note , 144A, 5.15% , 12/15/27 United States 30,000 30,561
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 5,000 5,137
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 25,000 24,499
NextEra Energy Capital Holdings, Inc. , Senior Bond , 5.45% ,
3/15/35 ......................................... United States 85,000 87,963
b
NRG Energy, Inc. ,
d
Junior Sub. Bond, 144A, 10.25% to 3/14/28, FRN thereafter,
Perpetual ....................................... United States 10,000 10,932
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 15,000 15,386
c
Senior Bond, 144A, 6%, 1/15/36 ...................... United States 20,000 20,015
Oncor Electric Delivery Co. LLC , Senior Secured Bond , 3.75% ,
4/01/45 ......................................... United States 75,000 59,456
Pacific Gas and Electric Co. ,
Senior Note, 2.1%, 8/01/27 .......................... United States 5,000 4,807
Senior Note, 6.1%, 1/15/29 .......................... United States 50,000 52,323
Senior Note, 5.55%, 5/15/29 ......................... United States 25,000 25,744
PG&E Corp. ,
Junior Sub. Bond, 7.375% to 3/14/30, FRN thereafter, 3/15/55 United States 10,000 10,291
Senior Secured Bond, 5.25%, 7/01/30 .................. United States 15,000 14,802
Public Service Electric and Gas Co. , Senior Bond , 5.5% , 3/01/40
United States 25,000 25,829
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 15,000 15,604
b
Vistra Operations Co. LLC ,
Senior Note, 144A, 5%, 7/31/27 ...................... United States 5,000 4,987
Senior Note, 144A, 7.75%, 10/15/31 ................... United States 15,000 15,884
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 10,000 10,466
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 17,000 16,876
Senior Secured Bond, 144A, 6%, 4/15/34 ............... United States 5,000 5,276
Senior Secured Note, 144A, 5.05%, 12/30/26 ............ United States 10,000 10,065
Wisconsin Electric Power Co. , Senior Bond , 4.6% , 10/01/34 ...
United States 17,000 16,942
719,858
Electronic Equipment, Instruments & Components 0.0%
†
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ..
United States 15,000 14,370
b
Sensata Technologies, Inc. , Senior Bond , 144A, 3.75% , 2/15/31 United States 20,000 18,476
b
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 20,000 19,253
52,099
Energy Equipment & Services 0.0%
†
b
Kodiak Gas Services LLC ,
Senior Bond, 144A, 6.75%, 10/01/35 ................... United States 5,000 5,137
Senior Note, 144A, 7.25%, 2/15/29 .................... United States 10,000 10,384
Senior Note, 144A, 6.5%, 10/01/33 .................... United States 10,000 10,188
b
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 20,000 18,641

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services (continued)
b
Transocean Aquila Ltd. , Senior Secured Note , 144A, 8% , 9/30/28 United States 4,077 $ 4,197
Transocean International Ltd. ,
Senior Bond, 6.8%, 3/15/38 .......................... United States 15,000 12,715
b
Senior Secured Note, 144A, 8.75%, 2/15/30 ............. United States 3,750 3,949
b
Transocean Poseidon Ltd. , Senior Secured Note , 144A, 6.875% ,
2/01/27 ......................................... United States 4,500 4,509
b
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ................................... United States 4,048 4,158
b
Weatherford International Ltd. ,
Senior Note, 144A, 8.625%, 4/30/30 ................... United States 20,000 20,459
c
Senior Note, 144A, 6.75%, 10/15/33 ................... United States 10,000 10,013
104,350
Entertainment 0.2%
b
Cinemark USA, Inc. , Senior Note , 144A, 5.25% , 7/15/28 ...... United States 10,000 9,954
b
Live Nation Entertainment, Inc. , Senior Secured Note , 144A,
6.5% , 5/15/27 .................................... United States 5,000 5,050
Netflix, Inc. ,
Senior Bond, 5.875%, 11/15/28 ....................... United States 10,000 10,547
b
Senior Bond, 144A, 5.375%, 11/15/29 .................. United States 63,000 65,942
Walt Disney Co. (The) , Senior Bond , 7.75% , 12/01/45 ........
United States 40,000 52,287
Warnermedia Holdings, Inc. , Senior Bond , 5.05% , 3/15/42 .....
United States 10,000 7,989
151,769
Financial Services 0.2%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 20,000 19,704
b
CrossCountry Intermediate HoldCo LLC , Senior Note , 144A,
6.5% , 10/01/30 ................................... United States 10,000 10,049
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 10,000 11,164
b
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 20,000 20,980
b
GGAM Finance Ltd. , Senior Note , 144A, 8% , 2/15/27 ........ Ireland 5,000 5,122
b
Jefferson Capital Holdings LLC ,
Senior Note, 144A, 9.5%, 2/15/29 ..................... United States 15,000 15,853
Senior Note, 144A, 8.25%, 5/15/30 .................... United States 15,000 15,700
b
Nationstar Mortgage Holdings, Inc. ,
Senior Bond, 144A, 5.75%, 11/15/31 ................... United States 10,000 10,138
Senior Note, 144A, 7.125%, 2/01/32 ................... United States 15,000 15,701
b
Osaic Holdings, Inc. ,
Senior Note, 144A, 8%, 8/01/33 ...................... United States 30,000 31,118
Senior Secured Note, 144A, 6.75%, 8/01/32 ............. United States 5,000 5,168
b
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 25,000 25,362
b
PRA Group, Inc. , Senior Note , 144A, 8.875% , 1/31/30 ........ United States 25,000 25,830
b
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 10,000 10,334
222,223
Food Products 0.3%
Bunge Ltd. Finance Corp. , Senior Note , 3.2% , 4/21/31 .......
United States 2,000 1,874
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 10,000 10,440
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL , Senior Note , 3% , 2/02/29 ...................... United States 7,000 6,714
b
JBS USA Holding Lux SARL / JBS USA Foods Group Holdings,
Inc. / JBS USA Food Co. , Senior Bond , 144A, 5.5% , 1/15/36 . United States 50,000 51,092

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
Kellanova ,
Senior Bond, 4.5%, 4/01/46 .......................... United States 2,000 $ 1,754
B, Senior Bond, 7.45%, 4/01/31 ....................... United States 6,000 6,878
Kraft Heinz Foods Co. ,
Senior Bond, 6.875%, 1/26/39 ........................ United States 5,000 5,582
Senior Bond, 4.625%, 10/01/39 ....................... United States 5,000 4,578
Senior Note, 3%, 6/01/26 ........................... United States 19,000 18,845
b
Mars, Inc. ,
Senior Bond, 144A, 5.65%, 5/01/45 .................... United States 5,000 5,076
Senior Bond, 144A, 5.7%, 5/01/55 ..................... United States 5,000 5,068
Senior Note, 144A, 4.6%, 3/01/28 ..................... United States 40,000 40,498
Senior Note, 144A, 4.8%, 3/01/30 ..................... United States 40,000 40,766
Senior Note, 144A, 5%, 3/01/32 ...................... United States 45,000 46,057
Senior Note, 144A, 5.2%, 3/01/35 ..................... United States 5,000 5,113
250,335
Ground Transportation 0.1%
b
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 5,000 5,202
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ..................
United States 70,000 59,427
b
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond, 144A, 3.4%, 11/15/26 .................... United States 16,000 15,839
Senior Note, 144A, 4.4%, 7/01/27 ..................... United States 10,000 10,028
Ryder System, Inc. , Senior Note , 4.95% , 9/01/29 ............
United States 30,000 30,733
b
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 20,000 20,718
141,947
Health Care Equipment & Supplies 0.2%
b
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 5,000 5,217
Becton Dickinson & Co. , Senior Bond , 2.823% , 5/20/30 .......
United States 37,000 34,685
DH Europe Finance II SARL , Senior Bond , 3.4% , 11/15/49 ....
United States 15,000 11,072
GE HealthCare Technologies, Inc. , Senior Note , 4.8% , 8/14/29 .
United States 35,000 35,713
b
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ................... United States 10,000 9,921
Senior Secured Note, 144A, 3.875%, 4/01/29 ............ United States 15,000 14,478
111,086
Health Care Providers & Services 0.3%
b
CHS/Community Health Systems, Inc. ,
Senior Secured Note, 144A, 5.25%, 5/15/30 ............. United States 20,000 18,111
Senior Secured Note, 144A, 10.875%, 1/15/32 ........... United States 10,000 10,603
Senior Secured Note, 144A, 9.75%, 1/15/34 ............. United States 10,000 10,258
b
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 10,000 10,396
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 15,000 15,771
Senior Bond, 4.78%, 3/25/38 ......................... United States 10,000 9,377
Senior Note, 5%, 9/15/32 ........................... United States 24,000 24,303
b
DaVita, Inc. , Senior Note , 144A, 6.875% , 9/01/32 ........... United States 30,000 31,015
HCA, Inc. ,
Senior Bond, 4.5%, 2/15/27 .......................... United States 22,000 22,046
Senior Note, 5.45%, 4/01/31 ......................... United States 35,000 36,390
Senior Note, 3.625%, 3/15/32 ........................ United States 45,000 42,229

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 25,000 $ 25,794
Tenet Healthcare Corp. ,
Senior Secured Note, 4.25%, 6/01/29 .................. United States 10,000 9,775
Senior Secured Note, 6.125%, 6/15/30 ................. United States 15,000 15,210
281,278
Health Care REITs 0.0%
†
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 25,000 26,583
Health Care Technology 0.0%
†
b
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ... United States 20,000 19,853
b
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 30,000 30,882
50,735
Hotel & Resort REITs 0.0%
†
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 7.25%, 7/15/28 .................... United States 5,000 5,162
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 10,000 10,288
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 5,000 5,153
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 5,000 5,144
25,747
Hotels, Restaurants & Leisure 0.4%
b
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 15,000 14,152
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 20,000 19,297
b
Caesars Entertainment, Inc. ,
Senior Note, 144A, 4.625%, 10/15/29 .................. United States 15,000 14,353
Senior Note, 144A, 6%, 10/15/32 ..................... United States 5,000 4,928
Senior Secured Note, 144A, 7%, 2/15/30 ................ United States 10,000 10,292
b
Carnival Corp. ,
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 25,000 25,000
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 10,000 10,217
Senior Note, 144A, 5.875%, 6/15/31 ................... United States 10,000 10,254
Senior Note, 144A, 5.75%, 8/01/32 .................... United States 10,000 10,189
Senior Note, 144A, 6.125%, 2/15/33 ................... United States 5,000 5,128
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 25,000 24,659
b
Churchill Downs, Inc. , Senior Note , 144A, 5.75% , 4/01/30 ..... United States 10,000 9,998
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 15,000 14,087
b
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 10,000 9,896
b
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 25,000 25,352
Hyatt Hotels Corp. ,
Senior Bond, 4.85%, 3/15/26 ......................... United States 47,000 47,039
Senior Note, 5.75%, 1/30/27 ......................... United States 22,000 22,421
b
Light & Wonder International, Inc. , Senior Note , 144A, 7.25% ,
11/15/29 ........................................ United States 15,000 15,406
Marriott International, Inc. , GG , Senior Bond , 3.5% , 10/15/32 ...
United States 40,000 37,086
b
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 15,000 15,597
b
NCL Corp. Ltd. ,
Senior Note, 144A, 7.75%, 2/15/29 .................... United States 10,000 10,653
Senior Note, 144A, 6.75%, 2/01/32 .................... United States 5,000 5,146

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
b
Penn Entertainment, Inc. , Senior Note , 144A, 5.625% , 1/15/27 . United States 10,000 $ 10,001
b,c
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp. ,
Senior Secured Note , 144A, 6.25% , 10/15/30 ............. United States 5,000 5,048
Royal Caribbean Cruises Ltd. ,
c
Senior Bond, 5.375%, 1/15/36 ........................ United States 5,000 5,031
b
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 10,000 10,204
b
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 5,000 5,163
b
Senior Note, 144A, 6%, 2/01/33 ...................... United States 20,000 20,518
b
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. ,
Senior Note , 144A, 6.625% , 3/01/30 .................... United States 15,000 13,956
b
Station Casinos LLC , Senior Note , 144A, 6.625% , 3/15/32 ..... United States 15,000 15,419
b
Viking Cruises Ltd. ,
Senior Note, 144A, 7%, 2/15/29 ...................... United States 5,000 5,028
Senior Note, 144A, 9.125%, 7/15/31 ................... United States 15,000 16,111
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 25,000 26,929
494,558
Household Durables 0.1%
b
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 6.875% , 8/01/33 ......................... United States 15,000 15,142
DR Horton, Inc. ,
Senior Bond, 5%, 10/15/34 .......................... United States 5,000 5,059
Senior Bond, 5.5%, 10/15/35 ......................... United States 5,000 5,188
Senior Note, 1.3%, 10/15/26 ......................... United States 60,000 58,350
b
K. Hovnanian Enterprises, Inc. ,
Senior Note, 144A, 8%, 4/01/31 ...................... United States 5,000 5,130
Senior Note, 144A, 8.375%, 10/01/33 .................. United States 5,000 5,130
b
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 15,000 15,757
Newell Brands, Inc. ,
Senior Note, 6.375%, 5/15/30 ........................ United States 5,000 4,966
Senior Note, 6.625%, 5/15/32 ........................ United States 5,000 4,947
b
Taylor Morrison Communities, Inc. ,
Senior Bond, 144A, 5.125%, 8/01/30 ................... United States 10,000 9,977
Senior Note, 144A, 5.875%, 6/15/27 ................... United States 5,000 5,065
Senior Note, 144A, 5.75%, 1/15/28 .................... United States 5,000 5,074
Toll Brothers Finance Corp. , Senior Bond , 4.35% , 2/15/28 .....
United States 12,000 12,038
b
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 10,000 9,800
161,623
Household Products 0.0%
†
b
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 10,000 9,604
Independent Power and Renewable Electricity Producers 0.0%
†
AES Corp. (The) , Senior Note , 1.375% , 1/15/26 ............
United States 24,000 23,781
b
Calpine Corp. , Senior Bond , 144A, 5% , 2/01/31 ............. United States 5,000 4,988
Constellation Energy Generation LLC , Senior Note , 5.6% , 3/01/28
United States 15,000 15,507
Southern Power Co. ,
B, Senior Bond, 4.9%, 10/01/35 ....................... United States 5,000 4,934
A, Senior Note, 4.25%, 10/01/30 ...................... United States 10,000 9,944
b,d
Vistra Corp. ,
Junior Sub. Bond, 144A, 8% to 10/14/26, FRN thereafter,
Perpetual ....................................... United States 5,000 5,118

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
b,d
Vistra Corp., (continued)
Junior Sub. Bond, 144A, 7% to 12/14/26, FRN thereafter,
Perpetual ....................................... United States 15,000 $ 15,240
79,512
Industrial Conglomerates 0.1%
Honeywell International, Inc. , Senior Bond , 3.812% , 11/21/47 ..
United States 55,000 43,381
Industrial REITs 0.0%
†
Prologis LP , Senior Bond , 2.25% , 4/15/30 .................
United States 10,000 9,219
Insurance 0.3%
b
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note, 144A, 8.5%, 6/15/29 ..................... United States 15,000 15,760
Senior Secured Note, 144A, 7.5%, 11/06/30 ............. United States 15,000 15,638
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note, 144A, 5.875%, 11/01/29 .................. United States 20,000 19,976
Senior Note, 144A, 7.375%, 10/01/32 .................. United States 5,000 5,159
Senior Secured Note, 144A, 7%, 1/15/31 ................ United States 20,000 20,680
b
Athene Global Funding ,
Secured Note, 144A, 5.349%, 7/09/27 .................. United States 20,000 20,381
Secured Note, 144A, 1.985%, 8/19/28 .................. United States 60,000 56,364
Secured Note, 144A, 5.526%, 7/11/31 .................. United States 25,000 25,788
Berkshire Hathaway Finance Corp. ,
Senior Bond, 4.3%, 5/15/43 .......................... United States 29,000 26,183
Senior Bond, 2.85%, 10/15/50 ........................ United States 10,000 6,568
Brown & Brown, Inc. ,
Senior Note, 4.7%, 6/23/28 .......................... United States 5,000 5,050
Senior Note, 4.9%, 6/23/30 .......................... United States 12,000 12,171
CNO Financial Group, Inc. , Senior Note , 5.25% , 5/30/29 ......
United States 10,000 10,178
b
CNO Global Funding ,
Secured Note, 144A, 4.875%, 12/10/27 ................. United States 10,000 10,133
Secured Note, 144A, 4.95%, 9/09/29 ................... United States 14,000 14,290
b
Corebridge Global Funding , Secured Note , 144A, 5.2% , 6/24/29 United States 15,000 15,412
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 5,000 5,068
b
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 5,000 5,257
Marsh & McLennan Cos., Inc. , Senior Bond , 4.375% , 3/15/29 ..
United States 22,000 22,207
b
Mutual of Omaha Cos. Global Funding , Secured Note , 144A,
5.8% , 7/27/26 .................................... United States 15,000 15,214
327,477
Interactive Media & Services 0.1%
Meta Platforms, Inc. ,
Senior Bond, 5.4%, 8/15/54 .......................... United States 38,000 37,573
Senior Note, 3.5%, 8/15/27 .......................... United States 40,000 39,843
77,416
IT Services 0.0%
†
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 25,000 24,318
b
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 10,000 10,483
b
Gartner, Inc. , Senior Note , 144A, 3.75% , 10/01/30 ........... United States 10,000 9,447
44,248

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Leisure Products 0.0%
†
b
Mattel, Inc. , Senior Note , 144A, 3.375% , 4/01/26 ............ United States 5,000 $ 4,965
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 6,000 6,030
Machinery 0.0%
†
Caterpillar, Inc. , Senior Bond , 5.2% , 5/15/35 ...............
United States 25,000 25,875
b
Chart Industries, Inc. , Senior Note , 144A, 9.5% , 1/01/31 ...... United States 5,000 5,361
Oshkosh Corp. , Senior Bond , 4.6% , 5/15/28 ...............
United States 9,000 9,078
Otis Worldwide Corp. , Senior Note , 2.565% , 2/15/30 .........
United States 15,000 13,971
b
Terex Corp. ,
Senior Note, 144A, 5%, 5/15/29 ...................... United States 10,000 9,857
Senior Note, 144A, 6.25%, 10/15/32 ................... United States 5,000 5,097
69,239
Media 0.4%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond, 4.8%, 3/01/50 ................... United States 10,000 7,925
Senior Secured Bond, 3.7%, 4/01/51 ................... United States 110,000 72,620
Senior Secured Note, 2.25%, 1/15/29 .................. United States 27,000 25,116
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 .................... United States 5,000 4,995
Senior Secured Note, 144A, 7.875%, 4/01/30 ............ United States 5,000 5,254
Senior Secured Note, 144A, 7.5%, 3/15/33 .............. United States 15,000 15,694
Comcast Corp. ,
Senior Bond, 3.999%, 11/01/49 ....................... United States 7,000 5,403
Senior Bond, 3.45%, 2/01/50 ......................... United States 19,000 13,294
b
Directv Financing LLC ,
Senior Secured Note, 144A, 8.875%, 2/01/30 ............ United States 5,000 4,963
Senior Secured Note, 144A, 8.875%, 2/01/30 ............ United States 10,000 9,890
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
Senior Secured Note, 144A, 5.875%, 8/15/27 ............ United States 3,000 2,999
Senior Secured Note, 144A, 10%, 2/15/31 ............... United States 10,000 9,993
Discovery Communications LLC , Senior Note , 4.125% , 5/15/29 .
United States 10,000 9,634
EchoStar Corp. , Senior Secured Note , 10.75% , 11/30/29 ......
United States 15,000 16,514
b
EW Scripps Co. (The) , Senior Secured Note , 144A, 9.875% ,
8/15/30 ......................................... United States 20,000 18,791
b
Gray Media, Inc. ,
Secured Note, 144A, 9.625%, 7/15/32 .................. United States 15,000 15,337
Senior Bond, 144A, 5.375%, 11/15/31 .................. United States 10,000 7,519
Senior Secured Note, 144A, 7.25%, 8/15/33 ............. United States 5,000 4,958
Interpublic Group of Cos., Inc. (The) , Senior Bond , 4.65% ,
10/01/28 ........................................ United States 47,000 47,389
b
McGraw-Hill Education, Inc. ,
Senior Note, 144A, 8%, 8/01/29 ...................... United States 15,000 15,289
Senior Secured Note, 144A, 5.75%, 8/01/28 ............. United States 5,000 5,002
Senior Secured Note, 144A, 7.375%, 9/01/31 ............ United States 10,000 10,398
b
News Corp. , Senior Bond , 144A, 5.125% , 2/15/32 ........... United States 4,000 3,979
b
Nexstar Media, Inc. , Senior Note , 144A, 4.75% , 11/01/28 ...... United States 10,000 9,769
Omnicom Group, Inc. / Omnicom Capital, Inc. , Senior Bond ,
3.6% , 4/15/26 .................................... United States 65,000 64,755
b
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond, 144A, 4.625%, 3/15/30 ................... United States 5,000 4,810
Senior Secured Note, 144A, 7.375%, 2/15/31 ............ United States 5,000 5,278

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
Paramount Global ,
Senior Bond, 2.9%, 1/15/27 .......................... United States 12,000 $ 11,758
Senior Note, 3.7%, 6/01/28 .......................... United States 5,000 4,893
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 30,000 30,812
b
Sirius XM Radio LLC , Senior Bond , 144A, 3.875% , 9/01/31 .... United States 15,000 13,604
TCI Communications, Inc. , Senior Bond , 7.125% , 2/15/28 .....
United States 65,000 69,315
b
Univision Communications, Inc. , Senior Secured Note , 144A,
9.375% , 8/01/32 ................................... United States 10,000 10,665
558,615
Metals & Mining 0.2%
ArcelorMittal SA , Senior Bond , 7% , 10/15/39 ...............
Luxembourg 20,000 22,480
b
Big River Steel LLC / BRS Finance Corp. , Senior Secured Note ,
144A, 6.625% , 1/31/29 .............................. United States 13,000 13,016
b
Cleveland-Cliffs, Inc. ,
Senior Note, 144A, 7%, 3/15/32 ...................... United States 10,000 10,112
Senior Note, 144A, 7.625%, 1/15/34 ................... United States 5,000 5,155
Commercial Metals Co. ,
Senior Bond, 4.375%, 3/15/32 ........................ United States 5,000 4,723
Senior Note, 4.125%, 1/15/30 ........................ United States 5,000 4,801
b
Fortescue Treasury Pty. Ltd. , Senior Bond , 144A, 6.125% ,
4/15/32 ......................................... Australia 10,000 10,341
b
Glencore Funding LLC ,
Senior Bond, 144A, 2.5%, 9/01/30 ..................... Australia 34,000 31,035
Senior Bond, 144A, 5.634%, 4/04/34 ................... Australia 15,000 15,618
Senior Note, 144A, 5.371%, 4/04/29 ................... Australia 10,000 10,307
b
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 15,000 15,135
b,c
Mineral Resources Ltd. , Senior Note , 144A, 7% , 4/01/31 ...... Australia 5,000 5,068
b
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 .................... United States 15,000 14,483
Senior Note, 144A, 6.875%, 1/30/30 ................... United States 15,000 15,567
Senior Note, 144A, 6.375%, 8/15/33 ................... United States 15,000 15,166
b
TMS International Corp. , Senior Note , 144A, 6.25% , 4/15/29 ... United States 10,000 9,706
United States Steel Corp. , Senior Bond , 6.65% , 6/01/37 ......
United States 10,000 10,371
213,084
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
b
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 15,000 14,427
Multi-Utilities 0.3%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 10,000 10,228
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 45,000 39,365
Dominion Energy, Inc. , Senior Note , 4.6% , 5/15/28 ..........
United States 45,000 45,469
NiSource, Inc. , Senior Bond , 5.85% , 4/01/55 ...............
United States 15,000 15,229
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 15,000 14,732
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 85,000 85,314
210,337
Oil, Gas & Consumable Fuels 0.6%
Cenovus Energy, Inc. , Senior Bond , 6.75% , 11/15/39 .........
Canada 2,000 2,212
Cheniere Energy Partners LP , Senior Note , 4.5% , 10/01/29 ....
United States 80,000 79,767

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
b
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 10,000 $ 10,585
b
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 15,000 15,211
Devon Energy Corp. , Senior Bond , 7.95% , 4/15/32 ..........
United States 5,000 5,826
Enbridge, Inc. , Senior Bond , 4.25% , 12/01/26 ..............
Canada 30,000 30,015
Energy Transfer LP ,
d
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 86,000 85,954
Senior Bond, 3.75%, 5/15/30 ......................... United States 30,000 29,139
Senior Note, 5.5%, 6/01/27 .......................... United States 6,000 6,106
b
Expand Energy Corp. , Senior Note , 144A, 6.75% , 4/15/29 ..... United States 30,000 30,316
b
Global Partners LP / GLP Finance Corp. , Senior Note , 144A,
7.125% , 7/01/33 ................................... United States 25,000 25,644
b
Hess Midstream Operations LP , Senior Note , 144A, 6.5% , 6/01/29 United States 5,000 5,160
b
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A,
8.375% , 11/01/33 .................................. United States 10,000 10,510
Kinder Morgan, Inc. ,
Senior Bond, 7.75%, 1/15/32 ......................... United States 15,000 17,452
Senior Note, 1.75%, 11/15/26 ........................ United States 10,000 9,743
Senior Note, 5%, 2/01/29 ........................... United States 5,000 5,114
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 25,000 25,164
b
Matador Resources Co. , Senior Note , 144A, 6.5% , 4/15/32 .... United States 15,000 15,154
Occidental Petroleum Corp. ,
Senior Bond, 7.5%, 5/01/31 .......................... United States 15,000 16,857
Senior Bond, 6.2%, 3/15/40 .......................... United States 35,000 35,598
Senior Note, 8.5%, 7/15/27 .......................... United States 10,000 10,494
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 45,000 45,038
SM Energy Co. , Senior Bond , 6.75% , 9/15/26 ..............
United States 10,000 10,004
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 20,000 20,235
Spectra Energy Partners LP , Senior Note , 3.375% , 10/15/26 ...
United States 30,000 29,783
b
Sunoco LP , Senior Note , 144A, 6.25% , 7/01/33 ............. United States 25,000 25,464
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4.875% , 2/01/31 ............ United States 9,000 9,029
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 15,000 14,690
b
Venture Global LNG, Inc. ,
d
Junior Sub. Bond, 144A, 9% to 9/29/29, FRN thereafter,
Perpetual ....................................... United States 15,000 14,876
Senior Secured Note, 144A, 9.5%, 2/01/29 .............. United States 15,000 16,540
Senior Secured Note, 144A, 8.375%, 6/01/31 ............ United States 10,000 10,507
Senior Secured Note, 144A, 9.875%, 2/01/32 ............ United States 15,000 16,340
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 5,000 5,647
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 5,000 5,314
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 5,000 5,528
Viper Energy Partners LLC ,
Senior Bond, 5.7%, 8/01/35 .......................... United States 12,000 12,208
Senior Note, 4.9%, 8/01/30 .......................... United States 13,000 13,107
b
Vital Energy, Inc. , Senior Note , 144A, 7.875% , 4/15/32 ....... United States 10,000 9,714
b
Vnom Sub, Inc. , Senior Note , 144A, 5.375% , 11/01/27 ........ United States 5,000 5,004
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 16,000 16,614
757,663

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Paper & Forest Products 0.0%
†
b
Magnera Corp. ,
Senior Note, 144A, 4.75%, 11/15/29 ................... United States 5,000 $ 4,431
Senior Secured Note, 144A, 7.25%, 11/15/31 ............ United States 5,000 4,709
Mercer International, Inc. ,
Senior Note, 5.125%, 2/01/29 ........................ Germany 10,000 7,380
b
Senior Note, 144A, 12.875%, 10/01/28 ................. Germany 5,000 4,556
21,076
Passenger Airlines 0.0%
†
b
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 .............. United States 2,500 2,503
Senior Secured Note, 144A, 5.75%, 4/20/29 ............. United States 10,000 10,046
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 15,000 15,015
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 10,000 9,854
37,418
Personal Care Products 0.0%
†
b
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC ,
Senior Secured Note, 144A, 4.75%, 1/15/29 ............. United States 15,000 14,702
Senior Secured Note, 144A, 6.625%, 7/15/30 ............ United States 5,000 5,116
Kenvue, Inc. , Senior Note , 4.9% , 3/22/33 .................
United States 26,000 26,441
46,259
Pharmaceuticals 0.5%
Bristol-Myers Squibb Co. , Senior Note , 4.9% , 2/22/29 ........
United States 20,000 20,541
Eli Lilly & Co. ,
Senior Bond, 4.875%, 2/27/53 ........................ United States 15,000 14,000
Senior Note, 4.75%, 2/12/30 ......................... United States 29,000 29,760
b
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 5,000 5,371
Merck & Co., Inc. , Senior Bond , 3.7% , 2/10/45 .............
United States 50,000 40,160
Novartis Capital Corp. , Senior Bond , 4% , 11/20/45 ..........
United States 80,000 67,854
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond, 4.75%, 5/19/33 ......................... United States 71,000 71,751
Senior Bond, 5.3%, 5/19/53 .......................... United States 8,000 7,737
Senior Note, 4.45%, 5/19/28 ......................... United States 6,000 6,069
Royalty Pharma plc ,
Senior Bond, 5.2%, 9/25/35 .......................... United States 20,000 19,991
Senior Note, 5.15%, 9/02/29 ......................... United States 20,000 20,527
Viatris, Inc. , Senior Note , 2.3% , 6/22/27 ...................
United States 25,000 24,074
Zoetis, Inc. , Senior Bond , 2% , 5/15/30 ....................
United States 9,000 8,187
336,022
Professional Services 0.1%
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 15,000 15,492
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 35,000 36,030
51,522
Real Estate Management & Development 0.0%
†
b
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp. ,
Secured Note , 144A, 7% , 4/15/30 ..................... United States 12,000 12,154

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment 0.4%
Broadcom Corp. / Broadcom Cayman Finance Ltd. ,
Senior Note, 3.875%, 1/15/27 ........................ United States 73,000 $ 72,975
Senior Note, 3.5%, 1/15/28 .......................... United States 90,000 88,978
Broadcom, Inc. ,
Senior Note, 3.459%, 9/15/26 ........................ United States 25,000 24,895
Senior Note, 5.05%, 7/12/29 ......................... United States 10,000 10,303
Senior Note, 5.05%, 4/15/30 ......................... United States 10,000 10,346
Senior Note, 4.2%, 10/15/30 ......................... United States 5,000 4,993
Intel Corp. , Senior Bond , 4.15% , 8/05/32 ..................
United States 55,000 53,075
Marvell Technology, Inc. , Senior Note , 4.75% , 7/15/30 ........
United States 10,000 10,134
275,699
Software 0.1%
Cadence Design Systems, Inc. , Senior Note , 4.3% , 9/10/29 ....
United States 25,000 25,170
b
Cloud Software Group, Inc. ,
Secured Note, 144A, 9%, 9/30/29 ..................... United States 5,000 5,192
Senior Secured Note, 144A, 6.5%, 3/31/29 .............. United States 5,000 5,050
b
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 15,000 13,931
Oracle Corp. ,
Senior Bond, 2.65%, 7/15/26 ......................... United States 7,000 6,919
Senior Bond, 2.875%, 3/25/31 ........................ United States 45,000 41,331
Senior Bond, 5.375%, 7/15/40 ........................ United States 35,000 34,355
Senior Bond, 4%, 11/15/47 .......................... United States 50,000 38,776
Senior Note, 4.45%, 9/26/30 ......................... United States 5,000 4,999
b
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 10,000 9,751
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 30,000 26,280
Synopsys, Inc. , Senior Note , 4.85% , 4/01/30 ...............
United States 20,000 20,378
b
UKG, Inc. , Senior Secured Note , 144A, 6.875% , 2/01/31 ...... United States 15,000 15,489
247,621
Specialized REITs 0.3%
American Tower Corp. ,
Senior Bond, 2.7%, 4/15/31 .......................... United States 5,000 4,565
Senior Note, 2.75%, 1/15/27 ......................... United States 125,000 122,836
Senior Note, 4.9%, 3/15/30 .......................... United States 10,000 10,202
Crown Castle, Inc. ,
Senior Bond, 3.7%, 6/15/26 .......................... United States 12,000 11,953
Senior Bond, 3.65%, 9/01/27 ......................... United States 34,000 33,655
Senior Bond, 3.8%, 2/15/28 .......................... United States 25,000 24,715
Senior Note, 1.05%, 7/15/26 ......................... United States 23,000 22,433
b
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/33 ....... United States 25,000 25,519
b
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 20,000 20,355
276,233
Specialty Retail 0.1%
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .....
United States 20,000 20,834
b,f
Carvana Co. , Senior Secured Note , 144A, PIK, 9% , 6/01/31 ... United States 10,700 12,123
Dick's Sporting Goods, Inc. , Senior Bond , 3.15% , 1/15/32 .....
United States 20,000 18,330
Home Depot, Inc. (The) ,
Senior Bond, 4.95%, 6/25/34 ......................... United States 20,000 20,489
Senior Bond, 5.3%, 6/25/54 .......................... United States 20,000 19,588
b
Specialty Building Products Holdings LLC / SBP Finance Corp. ,
Senior Secured Note , 144A, 7.75% , 10/15/29 ............. United States 5,000 5,084

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail (continued)
b
White Cap Buyer LLC , Senior Note , 144A, 6.875% , 10/15/28 ... United States 20,000 $ 19,959
116,407
Technology Hardware, Storage & Peripherals 0.2%
Apple, Inc. ,
Senior Bond, 3.85%, 5/04/43 ......................... United States 27,000 23,056
Senior Bond, 4.375%, 5/13/45 ........................ United States 64,000 57,938
Senior Bond, 3.95%, 8/08/52 ......................... United States 20,000 16,280
Hewlett Packard Enterprise Co. ,
Senior Note, 4.55%, 10/15/29 ........................ United States 34,000 34,194
Senior Note, 4.85%, 10/15/31 ........................ United States 10,000 10,108
b
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note, 144A, 3.125%, 7/15/29 ................... United States 5,000 4,348
Senior Note, 144A, 5.875%, 7/15/30 ................... United States 15,000 15,299
161,223
Textiles, Apparel & Luxury Goods 0.0%
†
b
Crocs, Inc. , Senior Note , 144A, 4.25% , 3/15/29 ............. United States 10,000 9,597
b
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 .......... United States 15,000 15,897
b
Levi Strauss & Co. , Senior Bond , 144A, 3.5% , 3/01/31 ....... United States 20,000 18,594
b
Under Armour, Inc. , Senior Note , 144A, 7.25% , 7/15/30 ....... United States 5,000 5,006
49,094
Tobacco 0.2%
BAT Capital Corp. , Senior Note , 4.625% , 3/22/33 ...........
United Kingdom 20,000 19,800
Philip Morris International, Inc. ,
Senior Note, 4.875%, 2/13/29 ........................ United States 60,000 61,312
Senior Note, 5.125%, 2/15/30 ........................ United States 43,000 44,457
Senior Note, 4.375%, 4/30/30 ........................ United States 30,000 30,148
Senior Note, 4.75%, 11/01/31 ........................ United States 15,000 15,266
170,983
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
Senior Note, 5.3%, 6/25/26 .......................... United States 48,000 48,330
Senior Note, 5.85%, 12/15/27 ........................ United States 15,000 15,454
Senior Note, 2.1%, 9/01/28 .......................... United States 65,000 60,816
b
Aircastle Ltd. , Senior Note , 144A, 6.5% , 7/18/28 ............ United States 15,000 15,770
b
Boise Cascade Co. , Senior Note , 144A, 4.875% , 7/01/30 ..... United States 15,000 14,705
b
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 15,000 15,892
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 10,000 10,809
b
Foundation Building Materials, Inc. , Senior Note , 144A, 6% ,
3/01/29 ......................................... United States 15,000 15,214
b
Herc Holdings, Inc. ,
Senior Note, 144A, 5.5%, 7/15/27 ..................... United States 10,000 9,983
Senior Note, 144A, 6.625%, 6/15/29 ................... United States 5,000 5,141
b
Imola Merger Corp. , Senior Secured Note , 144A, 4.75% , 5/15/29 United States 10,000 9,735
b
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 20,000 20,758
b
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ......................................... United States 10,000 10,411
b
WESCO Distribution, Inc. ,
Senior Note, 144A, 6.375%, 3/15/29 ................... United States 5,000 5,154
Senior Note, 144A, 6.625%, 3/15/32 ................... United States 15,000 15,607

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors (continued)
b
WESCO Distribution, Inc., (continued)
Senior Note, 144A, 6.375%, 3/15/33 ................... United States 5,000 $ 5,187
278,966
Wireless Telecommunication Services 0.3%
Rogers Communications, Inc. , Senior Note , 5% , 2/15/29 ......
Canada 65,000 66,256
T-Mobile USA, Inc. ,
Senior Bond, 2.875%, 2/15/31 ........................ United States 10,000 9,222
Senior Bond, 2.25%, 11/15/31 ........................ United States 60,000 52,800
Senior Note, 3.75%, 4/15/27 ......................... United States 78,000 77,569
Senior Note, 3.375%, 4/15/29 ........................ United States 15,000 14,567
Senior Note, 3.875%, 4/15/30 ........................ United States 7,000 6,866
Senior Note, 5.125%, 5/15/32 ........................ United States 10,000 10,294
Senior Note, 6.7%, 12/15/33 ......................... United States 15,000 16,781
254,355
Total Corporate Bonds (Cost $13,183,693) ....................................
13,029,323
Senior Floating Rate Interests 0.3%
Aerospace & Defense 0.0%
†
g
TransDigm, Inc., First Lien, CME Term Loan, K, 6.252%, (3-month
SOFR + 2.25%), 3/22/30 ............................ United States 10,000 10,001
Air Freight & Logistics 0.0%
†
g
Rand Parent LLC, First Lien, CME Term Loan, B, 7.296%,
(3-month SOFR + 3%), 3/18/30 ....................... United States 8,973 8,948
Automobile Components 0.0%
†
g
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan, 8.18%, (1-month SOFR + 3.75%), 10/04/28 ......... United States 9,923 9,800
Broadline Retail 0.0%
†
c,g
Peer Holding III BV, First Lien, CME Term Loan, B, 6.017%,
(12-month SOFR + 2.25%), 9/27/32 .................... Netherlands 4,572 4,582
Capital Markets 0.0%
†
c,g
Jane Street Group LLC, First Lien, Extended CME Term Loan,
6.199%, (3-month SOFR + 2%), 12/15/31 ................ United States 10,000 9,941
g
Chemicals 0.0%
†
Albaugh LLC, First Lien, Initial CME Term Loan, 7.913%,
(1-month SOFR + 3.75%), 4/06/29 ..................... United States 9,974 9,994
Hexion Holdings Corp., Second Lien, Initial CME Term Loan,
11.701%, (1-month SOFR + 7.438%), 3/15/30 ............ United States 10,588 10,488
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B1, 7.5%, (1-month SOFR + 3.25%), 4/03/28 .... Netherlands 12,187 12,223
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2, 7.424%, (1-month SOFR + 3.25%), 4/03/28 .. Netherlands 4,913 4,923
c
Solstice Advanced Materials, Inc., First Lien, CME Term Loan, B,
5.517%, (12-month SOFR + 1.75%), 9/17/32 ............. United States 3,601 3,610
Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan,
8.728%, (3-month SOFR + 4.25%), 4/23/29 .............. United States 4,823 3,909
45,147
a a a a a a
g
Commercial Services & Supplies 0.0%
†
c
Clean Harbors, Inc., First Lien, CME Term Loan, 5.259%,
(12-month SOFR + 1.5%), 9/24/32 ..................... United States 9,986 10,036

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
g
Commercial Services & Supplies (continued)
c
Prime Security Services Borrower LLC, First Lien, 2025
Incremental CME Term Loan, B2, 6.005%, (1-month SOFR +
1.75%), 3/08/32 ................................... United States 10,000 $ 9,921
19,957
a a a a a a
Communications Equipment 0.1%
c,g
CommScope, Inc., First Lien, Initial CME Term Loan, 8.913%,
(1-month SOFR + 4.75%), 12/18/29 .................... United States 15,000 15,203
g
Containers & Packaging 0.0%
†
c,h
Kleopatra Finco SARL, First Lien, USD CME Term Loan, B,
14.157%, (1-month SOFR + 10%), 10/27/25 .............. Luxembourg 979 873
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B, 9.019%, (6-month SOFR + 4.725%), 2/12/26 ...... Luxembourg 9,612 4,803
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B, 6.509%, (12-month SOFR + 2.75%), 9/27/32 ...... United States 4,946 4,942
10,618
a a a a a a
Distributors 0.0%
†
c,g
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 8.002%, (3-month SOFR + 4%), 11/30/30 ........... United States 13,680 13,561
Entertainment 0.0%
†
c,g
Playtika Holding Corp., First Lien, CME Term Loan, B1, 7.028%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 9,974 9,835
Financial Services 0.0%
†
c,g
Colossus Acquireco LLC, First Lien, Initial CME Term Loan,
6.05%, (1-day SOFR + 1.75%), 7/30/32 ................. United States 10,000 9,950
Food Products 0.0%
†
c,g
Froneri International Ltd., First Lien, CME Term Loan, 6.594%,
(12-month SOFR + 2.5%), 7/16/32 ..................... United Kingdom 10,313 10,303
g
Health Care Equipment & Supplies 0.0%
†
Bausch + Lomb Corp., First Lien, Third Amendment CME Term
Loan, 8.413%, (1-month SOFR + 4.25%), 1/15/31 ......... United States 4,709 4,718
Medline Borrower LP, First Lien, 2028 Refinancing CME Term
Loan, 6.163%, (1-month SOFR + 2%), 10/23/28 ........... United States 14,360 14,375
19,093
a a a a a a
g
Hotels, Restaurants & Leisure 0.0%
†
c
1011778 BC ULC, First Lien, CME Term Loan, B5, 5.913%,
(1-month SOFR + 1.75%), 9/20/30 ..................... Canada 10,000 9,979
c
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B, 6.413%, (1-month SOFR + 2.25%), 2/06/30 ... United States 10,000 9,997
c
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
7.413%, (1-month SOFR + 3.25%), 1/29/29 .............. United States 14,834 14,829
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 7.036%, (3-month SOFR + 2.75%), 4/04/29 . United States 4,950 4,915
39,720
a a a a a a
Household Products 0.0%
†
c,g
Energizer Holdings, Inc., First Lien, Initial CME Term Loan,
6.135%, (1-month SOFR + 2%), 3/19/32 ................ United States 9,922 9,955

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
IT Services 0.0%
†
g
Fortress Intermediate 3, Inc., First Lien, CME Term Loan, B,
7.255%, (1-month SOFR + 3%), 6/27/31 ................ United States 9,925 $ 9,987
Machinery 0.0%
†
g
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B, 6.913%, (1-month SOFR + 2.75%), 10/23/28 .. United States 4,987 5,016
g
Media 0.1%
c
Charter Communications Operating LLC, First Lien, CME Term
Loan B5, 6.541%, (3-month SOFR + 2.25%), 12/15/31 ...... United States 10,000 10,007
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 8.278%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 3,031 3,040
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.82%, (3-month SOFR + 5.25%), 8/02/29 ........ United States 15,386 15,431
28,478
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
g
Apollo Commercial Real Estate Finance, Inc., First Lien, Initial
CME Term Loan, 7.4%, (1-month SOFR + 3.25%), 6/13/30 ... United States 1,995 2,011
g
Pharmaceuticals 0.0%
†
1261229 BC Ltd., First Lien, Initial CME Term Loan, 10.413%,
(1-month SOFR + 6.25%), 10/08/30 .................... United States 4,988 4,927
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan, 8.163%, (1-month SOFR + 4%), 4/23/31 ....... United States 12,870 12,912
17,839
a a a a a a
g
Software 0.0%
†
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B, 7.252%, (3-month SOFR + 3.25%), 8/16/32 ....... United States 1,516 1,523
Rocket Software, Inc., First Lien, CME Term Loan, 7.913%,
(1-month SOFR + 3.75%), 11/28/28 .................... United States 8,865 8,895
10,418
a a a a a a
g
Specialty Retail 0.0%
†
LBM Acquisition LLC, First Lien, Amendment No. 3 Incremental
CME Term Loan, 7.986%, (1-month SOFR + 3.75%), 6/06/31 . United States 4,925 4,815
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
7.416%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 9,580 9,593
14,408
a a a a a a
g
Textiles, Apparel & Luxury Goods 0.0%
†
Beach Acquisition Bidco LLC, First Lien, CME Term Loan, B1,
7.308%, (3-month SOFR + 3.25%), 9/13/32 .............. United States 505 509
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.796%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 9,875 8,690
9,199
a a a a a a
Trading Companies & Distributors 0.1%
g
Foundation Building Materials, Inc., First Lien, CME Term Loan,
8.308%, (3-month SOFR + 4%), 1/29/31 ................ United States 14,850 14,893

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Wireless Telecommunication Services 0.0%
†
g
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan, 8.663%, (1-month SOFR + 4.5%), 9/13/29 .......... United Kingdom 4,863 $ 4,811
Total Senior Floating Rate Interests (Cost $368,489) ...........................
363,674
Foreign Government and Agency Securities 0.3%
Brazil Government Bond , Senior Bond , 8.25% , 1/20/34 .......
Brazil 30,000 35,120
b
Bulgaria Government Bond ,
Senior Bond, Reg S, 5%, 3/05/37 ...................... Bulgaria 2,000 2,004
Senior Note, Reg S, 3.625%, 9/05/32 ................... Bulgaria 3,000 EUR 3,633
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 17,000 15,258
Mexico Government Bond , A , Senior Bond , 6.75% , 9/27/34 ....
Mexico 40,000 43,710
Panama Government Bond , Senior Bond , 9.375% , 4/01/29 ....
Panama 25,000 28,510
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 40,000 36,962
Petroleos Mexicanos , Senior Note , 6.49% , 1/23/27 ..........
Mexico 20,000 20,218
Philippines Government Bond , Senior Bond , 9.5% , 2/02/30 ....
Philippines 20,000 24,147
Poland Government Bond , 4.875% , 2/12/30 ...............
Poland 30,000 30,896
b
Romania Government Bond , Senior Bond , 144A, 6.375% , 1/30/34 Romania 16,000 16,235
Uruguay Government Bond ,
Senior Bond, 7.875%, 1/15/33 ........................ Uruguay 25,000 30,025
Senior Bond, 7.625%, 3/21/36 ........................ Uruguay 10,000 12,158
Total Foreign Government and Agency Securities (Cost $290,711) ..............
298,876
Asset-Backed Securities 0.1%
Consumer Staples Distribution & Retail 0.1%
CVS Pass-Through Trust ,
6.036%, 12/10/28 .................................. United States 1,170 1,194
b
2013, 144A, 4.704%, 1/10/36 ......................... United States 29,843 28,583
29,777
a a a a a a
Financial Services 0.0%
†
g
Long Beach Mortgage Loan Trust , 2004-1 , A2 , FRN , 5.072% ,
( 1-month SOFR + 0.914% ), 2/25/34 . ................... United States 10,956 10,999
g
New Century Home Equity Loan Trust , 2003-4 , M1 , FRN , 5.397% ,
( 1-month SOFR + 1.239% ), 10/25/33 . .................. United States 16,956 17,017
g
Park Place Securities, Inc. , 2004-WCW2 , M3 , FRN , 5.322% ,
( 1-month SOFR + 1.164% ), 10/25/34 . .................. United States 7,963 7,887
b,g
Ready Capital Mortgage Financing LLC , 2021-FL7 , A , 144A,
FRN , 5.472% , ( 1-month SOFR + 1.314% ), 11/25/36 . ....... United States 4,779 4,767
40,670
a a a a a a
Total Asset-Backed Securities (Cost $70,562) .................................
70,447
Commercial Mortgage-Backed Securities 0.4%
Financial Services 0.4%
i
Banc of America Commercial Mortgage Trust , 2015-UBS7 , AS ,
FRN , 3.989% , 9/15/48 .............................. United States 14,000 14,010
Barclays Commercial Mortgage Trust , 2019-C3 , C , 4.178% ,
5/15/52 ......................................... United States 10,000 8,879
i
CD Mortgage Trust , 2017-CD6 , B , FRN , 3.911% , 11/13/50 ..... United States 14,000 13,374
i
CFCRE Commercial Mortgage Trust , 2017-C8 , B , FRN , 4.199% ,
6/15/50 ......................................... United States 14,000 13,490

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Citigroup Commercial Mortgage Trust , 2016-C3 , A4 , 3.154% ,
11/15/49 ........................................ United States 21,000 $ 20,688
COMM Mortgage Trust ,
i
2012-LC4, C, FRN, 5.69%, 12/10/44 ................... United States 6,576 6,160
i
2013-CR13, C, FRN, 5.109%, 11/10/46 ................. United States 5,288 5,214
i
2014-CR17, C, FRN, 4.942%, 5/10/47 .................. United States 25,000 23,112
2014-UBS3, AM, 4.012%, 6/10/47 ..................... United States 1,511 1,486
i
2014-UBS6, C, FRN, 4.556%, 12/10/47 ................. United States 6,578 6,514
i
2015-LC19, B, FRN, 3.829%, 2/10/48 ................... United States 18,536 18,221
i
2015-LC21, B, FRN, 4.441%, 7/10/48 ................... United States 451 448
b,i,j
Credit Suisse Commercial Mortgage Trust , 2007-C2 , AX , IO,
144A, FRN , 0.029% , 1/15/49 ......................... United States 454,440 101
CSAIL Commercial Mortgage Trust ,
i
2015-C1, B, FRN, 3.958%, 4/15/50 .................... United States 30,000 28,730
2016-C6, AS, 3.346%, 1/15/49 ........................ United States 16,000 15,696
i
2016-C7, AS, FRN, 3.958%, 11/15/49 ................... United States 15,000 14,737
2019-C17, AS, 3.278%, 9/15/52 ....................... United States 13,000 11,723
i,j
2020-C19, XA, IO, FRN, 1.207%, 3/15/53 ................ United States 1,017,119 36,849
i,j
CSMC Trust , 2016-NXSR , XA , IO, FRN , 0.773% , 12/15/49 .... United States 738,264 2,570
i
JPMDB Commercial Mortgage Securities Trust ,
2018-C8, C, FRN, 4.914%, 6/15/51 .................... United States 11,000 9,924
j
2018-C8, XA, IO, FRN, 0.746%, 6/15/51 ................. United States 837,206 10,230
Morgan Stanley Bank of America Merrill Lynch Trust ,
b,i
2012-C5, E, 144A, FRN, 4.792%, 8/15/45 ............... United States 13,004 12,768
i
2013-C10, B, FRN, 4.085%, 7/15/46 ................... United States 11,102 10,531
2014-C19, C, 4%, 12/15/47 .......................... United States 6,409 6,212
i
2015-C22, C, FRN, 4.113%, 4/15/48 ................... United States 31,000 27,466
i,j
2015-C26, XA, IO, FRN, 0.824%, 10/15/48 ............... United States 63,662 1
i
2016-C32, AS, FRN, 3.994%, 12/15/49 ................. United States 22,000 21,744
i
Morgan Stanley Capital I Trust ,
2015-UBS8, B, FRN, 4.315%, 12/15/48 ................. United States 16,000 15,419
j
2018-H3, XA, IO, FRN, 0.938%, 7/15/51 ................. United States 1,163,173 20,365
Wells Fargo Commercial Mortgage Trust ,
2015-C31, AS, 4.049%, 11/15/48 ...................... United States 17,000 16,961
i
2015-LC20, C, FRN, 4.056%, 4/15/50 .................. United States 4,068 3,939
i
2015-SG1, B, FRN, 4.393%, 9/15/48 ................... United States 8,199 8,027
i
2016-NXS5, C, FRN, 5.118%, 1/15/59 .................. United States 10,000 9,749
i
2020-C57, C, FRN, 4.157%, 8/15/53 ................... United States 16,000 14,605
i
WFRBS Commercial Mortgage Trust ,
b,k
2011-C3, D, 144A, FRN, 5.415%, 3/15/44 ............... United States 8,056 2,961
2013-C11, C, FRN, 4.146%, 3/15/45 ................... United States 47,000 45,293
b
2013-C15, D, 144A, FRN, 4.284%, 8/15/46 .............. United States 9,951 5,721
483,918
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $501,570) .................
483,918
Mortgage-Backed Securities 8.7%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.5%
FHLMC Pool, 30 Year, 3%, 1/01/48 ...................... United States 508,893 458,775
FHLMC Pool, 30 Year, 6.5%, 5/01/53 ..................... United States 11,711 12,119
470,894
Federal National Mortgage Association (FNMA) Fixed Rate 6.0%
FNMA, 4%, 1/01/57 .................................. United States 28,983 27,423
FNMA, 30 Year, 2.5%, 7/01/51 ......................... United States 720,354 607,657

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year, 3%, 4/01/46 - 11/01/48 ................... United States 329,552 $ 297,176
FNMA, 30 Year, 5%, 9/01/52 ........................... United States 760,299 757,125
l
Uniform Mortgage-Backed Securities, 2.5%, TBA, 10/25/40 .... United States 1,000,000 940,804
l
Uniform Mortgage-Backed Securities, 2.5%, TBA, 10/25/55 .... United States 2,000,000 1,685,304
l
Uniform Mortgage-Backed Securities, 3.5%, TBA, 10/25/55 .... United States 1,000,000 913,756
l
Uniform Mortgage-Backed Securities, 5%, TBA, 10/25/55 ..... United States 1,000,000 991,891
6,221,136
Government National Mortgage Association (GNMA) Fixed Rate 2.2%
GNMA II, 30 Year, 5.5%, 7/20/53 ........................ United States 418,223 428,540
GNMA II, Single-family, 30 Year, 3%, 8/20/49 - 4/20/51 ....... United States 781,041 700,763
l
GNMA II, Single-family, 30 Year, 3%, 10/15/55 .............. United States 1,000,000 892,889
GNMA II, Single-family, 30 Year, 5.5%, 6/20/53 - 7/20/53 ...... United States 220,265 224,057
GNMA II, Single-family, 30 Year, 6.5%, 5/20/37 - 11/20/39 ..... United States 82,430 87,909
2,334,158
Total Mortgage-Backed Securities (Cost $9,362,509) ...........................
9,026,188
Residential Mortgage-Backed Securities 0.7%
Financial Services 0.7%
b
A&D Mortgage Trust , 2023-NQM4 , A1 , 144A, 7.472% , 9/25/68 . United States 57,239 58,347
g
Alternative Loan Trust ,
2006-OA10, 4A1, FRN, 4.652%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 56,624 49,151
2006-OA7, 1A2, FRN, 5.093%, ( 12-month average of 1-year
CMT + 0.94%), 6/25/46 ............................. United States 33,225 32,784
b,g
Chase Home Lending Mortgage Trust , 2024-11 , A11 , 144A, FRN ,
5.606% , ( 30-day SOFR Average + 1.25% ), 11/25/55 ........ United States 42,921 42,894
i
Citigroup Mortgage Loan Trust, Inc. , 2005-2 , 1A2A , FRN , 6.134% ,
5/25/35 ......................................... United States 3,393 3,351
b,i
Ellington Financial Mortgage Trust , 2020-2 , A2 , 144A, FRN ,
1.486% , 10/25/65 .................................. United States 15,462 14,700
b,i
FHLMC Seasoned Credit Risk Transfer Trust , 2017-2 , M1 , 144A,
FRN , 4% , 8/25/56 ................................. United States 5,473 5,454
b,g
FHLMC STACR REMIC Trust ,
2022-DNA2, M1A, 144A, FRN, 5.656%, (30-day SOFR Average
+ 1.3%), 2/25/42 .................................. United States 20,863 20,866
2022-DNA5, M1A, 144A, FRN, 7.306%, (30-day SOFR Average
+ 2.95%), 6/25/42 ................................. United States 7,380 7,529
2025-DNA1, A1, 144A, FRN, 5.306%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 35,113 35,153
2025-DNA3, M1, 144A, FRN, 5.47%, (30-day SOFR Average +
1.1%), 9/25/45 .................................... United States 15,000 15,047
g
FNMA Connecticut Avenue Securities Trust ,
2016-C01, 1M2, FRN, 11.221%, (30-day SOFR Average +
6.864%), 8/25/28 .................................. United States 14,031 14,319
2016-C01, 2M2, FRN, 11.421%, ( 30-day SOFR Average +
7.064%), 8/25/28 .................................. United States 8,076 8,242
2016-C03, 2M2, FRN, 10.371%, (30-day SOFR Average +
6.014%), 10/25/28 ................................. United States 1,716 1,742
2016-C05, 2M2, FRN, 8.921%, (30-day SOFR Average +
4.564%), 1/25/29 .................................. United States 26,126 26,554
2016-C06, 1M2, FRN, 8.721%, (30-day SOFR Average +
4.364%), 4/25/29 .................................. United States 19,481 19,784
2016-C07, 2M2, FRN, 8.821%, (30-day SOFR Average +
4.464%), 5/25/29 .................................. United States 46,495 47,802

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
g
FNMA Connecticut Avenue Securities Trust, (continued)
2017-C02, 2M2C, FRN , 8.121%, (30-day SOFR Average +
3.764%), 9/25/29 .................................. United States 51,611 $ 52,286
b
2024-R06, 1A1, 144A, FRN, 5.506%, (30-day SOFR Average +
1.15%), 9/25/44 ................................... United States 9,348 9,383
b
2025-R02, 1A1, 144A, FRN, 5.348%, (30-day SOFR Average +
1%), 2/25/45 ..................................... United States 9,716 9,733
b
2025-R02, 1M1, 144A, FRN, 5.498%, (30-day SOFR Average +
1.15%), 2/25/45 ................................... United States 11,487 11,494
b
2025-R03, 2A1, 144A, FRN, 5.806%, (30-day SOFR Average +
1.45%), 3/25/45 ................................... United States 8,249 8,305
b
2025-R04, 1M1, 144A, FRN, 5.556%, (30-day SOFR Average +
1.2%), 5/25/45 .................................... United States 14,268 14,310
b,g
J.P. Morgan Mortgage Trust , 2025-1 , A11 , 144A, FRN , 5.606% ,
( 30-day SOFR Average + 1.25% ), 6/25/55 ............... United States 52,559 52,527
b,i
RMF Buyout Issuance Trust , 2020-HB1 , A1 , 144A, FRN , 1.719% ,
10/25/50 ........................................ United States 40,485 38,156
b,i
Visio Trust , 2020-1 , A3 , 144A, FRN , 3.521% , 8/25/55 ........ United States 117,000 112,403
g
WaMu Mortgage Pass-Through Certificates Trust , 2005-AR9 ,
A1C3 , FRN , 5.232% , ( 1-month SOFR + 1.074% ), 7/25/45 ... United States 12,324 12,089
724,405
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $724,193) ..................
724,405
Agency Commercial Mortgage-Backed Securities 0.1%
Financial Services 0.1%
g
FHLMC ,
3065, DC, FRN, 6.4%, (30-day SOFR Average + 19.517%),
3/15/35 ......................................... United States 6,604 6,888
3408, EK, FRN, 7.74%, (30-day SOFR Average + 25.332%),
4/15/37 ......................................... United States 2,761 3,302
g
FNMA ,
2024-89, FA, FRN, 5.556%, (30-day SOFR Average + 1.2%),
12/25/54 ........................................ United States 20,963 21,069
2025-41, FA, FRN, 5.506%, (30-day SOFR Average + 1.15%),
6/25/54 ......................................... United States 14,265 14,322
GNMA ,
i,j
2015-H26, DI, IO, FRN, 2.307%, 10/20/65 ............... United States 55,961 2,700
g
2024-78, QF, FRN, 5.489%, (30-day SOFR Average + 1.1%),
5/20/54 ......................................... United States 21,141 21,206
69,487
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $68,994) ..........
69,487
Total Long Term Investments (Cost $67,663,339) ..............................
99,591,680
a
Short Term Investments 10.3%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 2.0%
m
U.S. Treasury Bills ,
n
2.01%, 10/02/25 ................................... United States 900,000 899,899
n
3.86%, 12/04/25 ................................... United States 100,000 99,308

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
m
U.S. Treasury Bills, (continued)
3.83%, 1/20/26 ................................... United States 1,000,000 $ 988,237
1,987,444
Total U.S. Government and Agency Securities (Cost $1,987,380) ................
1,987,444
Shares
Management Investment Companies 8.3%
o,p
Putnam Short Term Investment Fund, Class P, 4.364% ....... United States 8,693,666 8,693,666
Total Management Investment Companies (Cost $8,693,666) ...................
8,693,666
Total Short Term Investments (Cost $10,681,046 ) ..............................
10,681,110
a
Total Investments (Cost $78,344,385) 105.9% .................................
$110,272,790
TBA Sale Commitments (2.0)% ..............................................
(2,041,934)
Other Assets, less Liabilities (3.9)% .........................................
(4,080,654)
Net Assets 100.0% .........................................................
$104,150,202
a a a
Principal
Amount
*
q
TBA Sale Commitments (2.0)%
Mortgage-Backed Securities (2.0)%
Federal National Mortgage Association (FNMA) Fixed Rate (2.0)%
Uniform Mortgage-Backed Securities ,
5.5%, TBA, 10/25/55 ............................... United States (1,000,000) (1,008,394)
6.5%, TBA, 10/25/55 ............................... United States (1,000,000) (1,033,540)
(2,041,934)
Total TBA Sale Commitments (Proceeds $(2,047,812)) .........................
$(2,041,934)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2025, the Fund had the following futures contracts outstanding.
At September 30, 2025, the Fund had the following forward exchange contracts outstanding.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $5,043,245, representing 4.8% of net assets.
c
A portion or all of the security purchased on a delayed delivery basis.
d
Perpetual security with no stated maturity date.
e
The coupon rate shown represents the rate at period end.
f
Income may be received in additional securities and/or cash.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
i
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
j
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
k
Defaulted security or security for which income has been deemed uncollectible.
l
Security purchased on a to-be-announced (TBA) basis.
m
The rate shown represents the yield at period end.
n
A portion or all of the security has been segregated as collateral for certain derivative contracts. At September 30, 2025, the value of this security pledged amounted to
$956,505, representing 0.9% net assets.
o
See Note 3 regarding investments in affiliated management investment companies.
p
The rate shown is the annualized seven-day effective yield at period end.
q
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
Russell 2000 E-Mini Index ...................... Long 19 $ 2,332,725 12/19/25 $ 28,318
S&P 500 E-Mini Index ......................... Short 41 13,814,438 12/19/25 (106,940)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 26 2,925,000 12/19/25 3,645
U.S. Treasury 2 Year Notes ..................... Long 28 5,835,156 12/31/25 (3,975)
U.S. Treasury 5 Year Notes ..................... Long 36 3,931,031 12/31/25 (4,268)
U.S. Treasury Long Bonds ..................... Long 23 2,681,656 12/19/25 56,014
U.S. Treasury Ultra Bonds ...................... Long 11 1,320,688 12/19/25 39,988
Total Futures Contracts ...................................................................... $12,782
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BZWS Buy 64,600 42,533 10/15/25 $ 221 $ —
Australian Dollar .... CITI Buy 38,500 25,349 10/15/25 132 —
Australian Dollar .... MSCO Buy 117,300 77,057 10/15/25 575 —
Australian Dollar .... MSCO Sell 52,700 34,181 10/15/25 — (697)
Australian Dollar .... SSBT Buy 42,700 28,035 10/15/25 226 —

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Australian Dollar .... TDOM Sell 268,800 176,479 10/15/25 $ — $ (1,421)
Australian Dollar .... UBSW Buy 37,000 24,292 10/15/25 195 —
Australian Dollar .... WPAC Buy 98,700 64,800 10/15/25 523 —
Canadian Dollar .... BOFA Buy 17,000 12,469 10/15/25 — (246)
Canadian Dollar .... MSCO Buy 100 73 10/15/25 — (1)
Canadian Dollar .... WPAC Buy 28,300 20,775 10/15/25 — (427)
Israeli New Shekel .. BOFA Sell 36,300 10,914 10/15/25 — (45)
Israeli New Shekel .. BZWS Sell 3,500 1,052 10/15/25 — (4)
Israeli New Shekel .. GSCO Sell 644,100 193,651 10/15/25 — (809)
Israeli New Shekel .. HSBK Buy 93,200 27,812 10/15/25 326 —
Israeli New Shekel .. UBSW Sell 38,600 11,520 10/15/25 — (134)
New Zealand Dollar . MSCO Buy 14,300 8,614 10/15/25 — (319)
Hong Kong Dollar ... BZWS Buy 47,900 6,157 11/19/25 6 —
Hong Kong Dollar ... CITI Buy 18,800 2,416 11/19/25 2 —
Hong Kong Dollar ... GSCO Buy 60,400 7,765 11/19/25 6 —
Hong Kong Dollar ... HSBK Sell 334,500 42,984 11/19/25 — (50)
Hong Kong Dollar ... MSCO Buy 26,300 3,380 11/19/25 4 —
Hong Kong Dollar ... SSBT Buy 24,400 3,136 11/19/25 3 —
Hong Kong Dollar ... UBSW Sell 78,200 10,049 11/19/25 — (12)
Japanese Yen ...... BOFA Buy 10,912,800 75,037 11/19/25 — (869)
Japanese Yen ...... BZWS Buy 8,700 60 11/19/25 — (1)
Japanese Yen ...... CITI Buy 1,143,700 7,864 11/19/25 — (91)
Japanese Yen ...... HSBK Sell 2,089,400 14,260 11/19/25 60 —
Japanese Yen ...... MSCO Buy 6,692,000 45,674 11/19/25 — (192)
Japanese Yen ...... SSBT Buy 2,588,000 17,663 11/19/25 — (74)
Japanese Yen ...... UBSW Buy 4,922,100 33,654 11/19/25 — (201)
Singapore Dollar .... BOFA Buy 7,100 5,579 11/19/25 — (54)
Singapore Dollar .... BZWS Buy 2,000 1,570 11/19/25 — (14)
Singapore Dollar .... HSBK Buy 93,300 73,152 11/19/25 — (549)
Singapore Dollar .... MSCO Buy 6,800 5,331 11/19/25 — (40)
Singapore Dollar .... SSBT Buy 165,000 129,365 11/19/25 — (967)
British Pound ...... BOFA Buy 19,000 25,752 12/17/25 — (196)
British Pound ...... BZWS Buy 30,800 41,745 12/17/25 — (318)
British Pound ...... CITI Sell 193,600 262,400 12/17/25 2,002 —
British Pound ...... GSCO Sell 160,900 218,078 12/17/25 1,663 —
British Pound ...... HSBK Buy 1,000 1,355 12/17/25 — (10)
British Pound ...... MSCO Sell 17,100 23,189 12/17/25 189 —
British Pound ...... SSBT Buy 66,200 89,771 12/17/25 — (730)
Danish Krone ...... BOFA Buy 425,700 67,319 12/17/25 — (13)
Danish Krone ...... CITI Sell 71,200 11,258 12/17/25 1 —
Danish Krone ...... JPHQ Sell 48,100 7,605 12/17/25 — —
Danish Krone ...... MSCO Sell 95,200 15,050 12/17/25 — (2)
Danish Krone ...... SSBT Sell 163,700 25,880 12/17/25 — (2)
Danish Krone ...... UBSW Buy 36,200 5,723 12/17/25 — —
Euro ............. BOFA Buy 32,000 37,738 12/17/25 — —
Euro ............. CITI Sell 62,100 73,236 12/17/25 1 —
Euro ............. HSBK Buy 1,500 1,769 12/17/25 — —
Euro ............. MSCO Sell 74,100 87,368 12/17/25 — (18)
Euro ............. SSBT Buy 79,200 93,382 12/17/25 19 —
Norwegian Krone ... BOFA Buy 19,000 1,922 12/17/25 — (18)
Norwegian Krone ... HSBK Buy 30,000 3,035 12/17/25 — (28)
Norwegian Krone ... JPHQ Sell 1,947,900 197,071 12/17/25 1,840 —
Norwegian Krone ... MSCO Sell 46,000 4,656 12/17/25 45 —
Norwegian Krone ... UBSW Sell 70,300 7,115 12/17/25 69 —
Swedish Krona ..... BZWS Buy 735,900 79,485 12/17/25 — (938)
Swedish Krona ..... HSBK Buy 966,700 104,412 12/17/25 — (1,230)
Swedish Krona ..... MSCO Sell 145,200 15,658 12/17/25 159 —

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2025, the Fund had the following credit default swap contracts outstanding.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Swedish Krona ..... SSBT Buy 314,700 33,935 12/17/25 $ — $ (345)
Swiss Franc ....... BOFA Buy 50,100 63,550 12/17/25 — (31)
Swiss Franc ....... BZWS Buy 16,100 20,425 12/17/25 — (12)
Swiss Franc ....... GSCO Sell 14,600 18,520 12/17/25 9 —
Swiss Franc ....... HSBK Buy 7,000 8,880 12/17/25 — (5)
Swiss Franc ....... JPHQ Buy 5,300 6,724 12/17/25 — (4)
Swiss Franc ....... MSCO Buy 62,400 79,249 12/17/25 — (134)
Swiss Franc ....... SSBT Buy 94,600 120,141 12/17/25 — (202)
Total Forward Exchange Contracts ................................................... $8,276 $(11,453)
Net unrealized appreciation (depreciation) ............................................ $(3,177)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.HY.44 . 5.00% Quarterly 6/20/30 1,248,000 $ 101,238 $ 60,186 $ 41,052
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $101,238 $60,186 $41,052
OTC Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 21,000 675 3,801 (3,126)
CMBX.NA.BBB-.6 (3.00)% Monthly JPHQ 5/11/63 22,000 706 4,906 (4,200)
Contracts to Sell Protection
(c)(d)
Traded Index
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 43,000 (1,381) (2,593) 1,212
Investment
Grade
Total OTC Swap Contracts .............................................. $— $6,114 $(6,114)
Total Credit Default Swap Contracts .................................... $101,238 $ 66,300 $34,938
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2025, the Fund had the following interest rate swap contracts outstanding.
At September 30, 2025, the Fund had the following total return swap contracts outstanding.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.6% ..... Annual 9/17/27 871,000 $ (3,066) $ 1,438 $ (4,504)
Receive Fixed 3.58% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/27 2,797,000 8,768 3,648 5,120
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.63% .... Annual 9/17/30 10,000 (108) (114) 6
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.65% .... Annual 9/17/30 1,917,000 (22,465) 2,626 (25,091)
Receive Fixed 3.88% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/35 1,244,000 23,157 3,779 19,378
Receive Fixed 3.9% ... Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/35 55,000 1,116 168 948
Receive Fixed 3.55% .. Annual
Pay Floating 1-day
SOFR ............ Annual 12/17/35 64,000 (584) (374) (210)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.05% .... Annual 9/17/55 142,000 (2,976) (1,867) (1,109)
Receive Fixed 4.03% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/55 623,000 10,857 990 9,867
Total Interest Rate Swap Contracts ................................. $14,699 $ 10,294 $4,405
*
In U.S. dollars unless otherwise indicated.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
(a)
RCXTPGDL Index
#
.................... 0% At Maturity GSCO 12/16/25 4,078,617 $ 68,325
BCFTDEAL Index
#
....................
1-day SOFR
+ 0.45% At Maturity BZWS 9/18/26 3,140,980 (4,860)
Short
(b)
RCXTPGSS Index
#
.................... 0% At Maturity GSCO 12/16/25 3,923,373 (18,133)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Total Return Swap Contracts
(continued)
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value*
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts (continued)
Short
(b)
(continued)
BCFTDEAS Index
#
....................
1-day SOFR
+ 0.25% At Maturity BZWS 9/18/26 3,137,710 $ 5,440
Total Return Swap Contracts .................................................................... $50,772
*
In U.S. dollars unless otherwise indicated.
#
Represents a custom index comprised of a basket of underlying instruments. The 50 largest components, and any individual component greater than 1% of basket value, are shown below.
(a)
The Fund receives the total return on the underlying instrument and pays a variable financing rate.
(b)
The Fund receives a variable financing rate and pays the total return on the underlying instrument.
Common stocks Sector Shares Value
Percentage
value
A BASKET ( RCXTPGDL ) OF COMMON STOCKS
Inpex Corp Energy 1,456 $ 26,344 0.63%
Lam Research Corp Information Technology 182 24,320 0.58%
Expedia Group Inc Consumer Discretionary 112 23,861 0.57%
Novartis AG Health Care 188 23,630 0.57%
Uber Technologies Inc Industrials 241 23,584 0.57%
Keysight Technologies Inc Information Technology 134 23,370 0.56%
Endesa SA Utilities 717 22,928 0.55%
Osaka Gas Co Ltd Utilities 787 22,842 0.55%
Kirin Holdings Co Ltd Consumer Staples 1,555 22,815 0.55%
Exxon Mobil Corp Energy 202 22,738 0.55%
Dai Nippon Printing Co Ltd Industrials 1,334 22,714 0.55%
Garmin Ltd Consumer Discretionary 92 22,553 0.54%
Telenor ASA Communication Services 1,350 22,378 0.54%
Idemitsu Kosan Co Ltd Energy 3,241 22,299 0.54%
MSCI Inc Financials 39 22,225 0.53%
SS&C Technologies Holdings Inc Industrials 249 22,124 0.53%
AT&T Inc Communication Services 781 22,065 0.53%
Holcim AG Materials 259 21,903 0.53%
Graco Inc Industrials 258 21,877 0.53%
Netflix Inc Communication Services 18 21,847 0.53%
Smiths Group PLC Industrials 689 21,822 0.52%
ConocoPhillips Energy 231 21,821 0.52%
Eni SpA Energy 1,240 21,666 0.52%
Altria Group Inc Consumer Staples 327 21,620 0.52%
United Utilities Group PLC Utilities 1,391 21,467 0.52%
Fortum Oyj Utilities 1,133 21,440 0.52%
PepsiCo Inc Consumer Staples 153 21,425 0.52%
TotalEnergies SE Energy 352 21,389 0.51%
Rio Tinto PLC Materials 324 21,324 0.51%
Veralto Corp Industrials 200 21,305 0.51%
Iberdrola SA Utilities 1,121 21,209 0.51%
E.ON SE Utilities 1,120 21,081 0.51%
Veeva Systems Inc Health Care 70 20,926 0.50%
Automatic Data Processing Inc Industrials 71 20,897 0.50%
Weyerhaeuser Co Real Estate 841 20,839 0.50%
Avery Dennison Corp Materials 128 20,779 0.50%
PayPal Holdings Inc Financials 309 20,748 0.50%
Tokyo Gas Co Ltd Utilities 581 20,694 0.50%

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Common stocks Sector Shares Value
Percentage
value
A BASKET (RCXTPGDL) OF COMMON STOCKS (continued)
Engie SA Utilities 963 $ 20,665 0.50%
Imperial Oil Ltd Energy 228 20,640 0.50%
Honeywell International Inc Industrials 98 20,623 0.50%
Norsk Hydro ASA Materials 3,033 20,548 0.49%
Illumina Inc Health Care 215 20,378 0.49%
Danone SA Consumer Staples 233 20,311 0.49%
Amadeus IT Group SA Consumer Discretionary 256 20,282 0.49%
Sekisui Chemical Co Ltd Industrials 1,074 20,036 0.48%
Airbnb Inc Consumer Discretionary 165 19,983 0.48%
NN Group NV Financials 283 19,909 0.48%
Telia Co AB Communication Services 5,183 19,779 0.48%
WH Group Ltd Consumer Staples 18,224 19,745 0.47%
A BASKET ( BCFTDEAL ) OF COMMON STOCKS
Valero Energy Corp Energy 241 41,037 1.31%
General Motors Co Consumer Discretionary 665 40,556 1.29%
Johnson Controls International plc Industrials 364 39,973 1.27%
Uber Technologies Inc Industrials 401 39,256 1.25%
Pegasystems Inc Information Technology 675 38,835 1.24%
NRG Energy Inc Utilities 239 38,659 1.23%
DoorDash Inc Consumer Discretionary 142 38,579 1.23%
Tapestry Inc Consumer Discretionary 335 37,936 1.21%
Pure Storage Inc Information Technology 450 37,724 1.20%
Booking Holdings Inc Consumer Discretionary 7 37,398 1.19%
Axis Capital Holdings Ltd Financials 386 36,936 1.18%
Exelixis Inc Health Care 889 36,730 1.17%
MGIC Investment Corp Financials 1,294 36,697 1.17%
QUALCOMM Inc Information Technology 220 36,550 1.16%
Howmet Aerospace Inc Industrials 186 36,437 1.16%
Netflix Inc Communication Services 30 36,007 1.15%
Unum Group Financials 456 35,497 1.13%
AutoNation Inc Consumer Discretionary 161 35,253 1.12%
Arista Networks Inc Information Technology 240 35,035 1.12%
State Street Corp Financials 301 34,901 1.11%
Cheniere Energy Inc Energy 147 34,505 1.10%
Cadence Design Systems Inc Information Technology 98 34,400 1.10%
Freeport-McMoRan Inc Materials 865 33,938 1.08%
Natera Inc Health Care 210 33,747 1.08%
Equitable Holdings Inc Financials 653 33,175 1.06%
Vornado Realty Trust Real Estate 818 33,138 1.06%
Synchrony Financial Financials 463 32,884 1.05%
Virtu Financial Inc Financials 895 31,763 1.01%
Cirrus Logic Inc Information Technology 248 31,104 0.99%
Regeneron Pharmaceuticals Inc Health Care 55 30,967 0.99%
Rubrik Inc Information Technology 376 30,951 0.99%
Spotify Technology SA Communication Services 44 30,773 0.98%
Curtiss-Wright Corp Industrials 56 30,528 0.97%
American International Group Inc Financials 386 30,327 0.97%
Toll Brothers Inc Consumer Discretionary 215 29,738 0.95%
Allison Transmission Holdings Inc Industrials 340 28,840 0.92%
Affiliated Managers Group Inc Financials 120 28,660 0.91%
Docusign Inc Information Technology 384 27,667 0.88%
Boyd Gaming Corp Consumer Discretionary 309 26,730 0.85%
Textron Inc Industrials 316 26,676 0.85%
eBay Inc Consumer Discretionary 293 26,643 0.85%
NVR Inc Consumer Discretionary 3 25,150 0.80%
Louisiana-Pacific Corp Materials 274 24,321 0.78%

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Common stocks Sector Shares Value
Percentage
value
A BASKET (BCFTDEAL) OF COMMON STOCKS (continued)
Ulta Beauty Inc Consumer Discretionary 44 $ 24,156 0.77%
Edison International Utilities 432 23,876 0.76%
Southwest Airlines Co Industrials 745 23,773 0.76%
Manhattan Associates Inc Information Technology 114 23,400 0.75%
Ventas Inc Real Estate 327 22,894 0.73%
Dropbox Inc Information Technology 741 22,381 0.71%
Duolingo Inc Consumer Discretionary 67 21,568 0.69%
A BASKET ( RCXTPGSS ) OF COMMON STOCKS
Ferrovial SE Industrials 396 22,675 0.57%
Atmos Energy Corp Utilities 131 22,386 0.57%
Salmar ASA Consumer Staples 419 22,383 0.57%
Equifax Inc Industrials 86 21,952 0.56%
Antofagasta PLC Materials 592 21,941 0.56%
Imperial Brands PLC Consumer Staples 513 21,800 0.55%
Lennar Corp Consumer Discretionary 172 21,741 0.55%
Sigma Healthcare Ltd Health Care 10,970 21,592 0.55%
Realty Income Corp Real Estate 355 21,577 0.55%
Keppel Ltd Industrials 3,101 21,453 0.54%
Singapore Telecommunications Ltd Communication Services 6,603 21,153 0.54%
Nutrien Ltd Materials 355 20,859 0.53%
Orange SA Communication Services 1,275 20,686 0.52%
International Paper Co Materials 444 20,618 0.52%
Southern Co/The Utilities 217 20,606 0.52%
Hermes International SCA Consumer Discretionary 8 20,498 0.52%
Marriott International Inc/MD Consumer Discretionary 78 20,408 0.52%
Diamondback Energy Inc Energy 143 20,408 0.52%
RELX PLC Industrials 424 20,284 0.51%
Cellnex Telecom SA Communication Services 582 20,150 0.51%
Infrastrutture Wireless Italiane SpA Communication Services 1,709 20,103 0.51%
Swisscom AG Communication Services 28 20,027 0.51%
EssilorLuxottica SA Health Care 62 19,993 0.51%
Allianz SE Financials 47 19,909 0.50%
Haleon PLC Health Care 4,437 19,854 0.50%
Wilmar International Ltd Consumer Staples 8,915 19,709 0.50%
Coca-Cola Co/The Consumer Staples 296 19,643 0.50%
Royalty Pharma PLC Health Care 555 19,567 0.50%
Saputo Inc Consumer Staples 805 19,547 0.49%
Air Products and Chemicals Inc Materials 71 19,425 0.49%
Waste Connections Inc Industrials 110 19,266 0.49%
Aker BP ASA Energy 752 19,079 0.48%
Swiss Life Holding AG Financials 18 18,826 0.48%
Visa Inc Financials 55 18,736 0.47%
Dominion Energy Inc Utilities 306 18,706 0.47%
Pernod Ricard SA Consumer Staples 190 18,670 0.47%
Martin Marietta Materials Inc Materials 29 18,423 0.47%
U-Haul Holding Co Industrials 362 18,403 0.47%
PPL Corp Utilities 484 17,968 0.45%
Alamos Gold Inc Materials 515 17,953 0.45%
Walmart Inc Consumer Staples 173 17,816 0.45%
Thomson Reuters Corp Industrials 114 17,775 0.45%
CMS Energy Corp Utilities 241 17,663 0.45%
FUJIFILM Holdings Corp Information Technology 706 17,601 0.45%
Paychex Inc Industrials 137 17,347 0.44%
Straumann Holding AG Health Care 162 17,332 0.44%
Bureau Veritas SA Industrials 552 17,286 0.44%
Aeon Co Ltd Consumer Staples 1,408 17,116 0.43%

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Common stocks Sector Shares Value
Percentage
value
A BASKET (RCXTPGSS) OF COMMON STOCKS (continued)
Masco Corp Industrials 241 $ 16,959 0.43%
Metso Oyj Industrials 1,226 16,834 0.43%
A BASKET ( BCFTDEAS ) OF COMMON STOCKS
Synopsys Inc Information Technology 92 45,404 1.45%
Micron Technology Inc Information Technology 247 41,299 1.32%
DT Midstream Inc Energy 362 40,975 1.31%
Take-Two Interactive Software Inc Communication Services 158 40,885 1.30%
Diamondback Energy Inc Energy 283 40,525 1.29%
BWX Technologies Inc Industrials 218 40,258 1.28%
Royal Caribbean Cruises Ltd Consumer Discretionary 122 39,431 1.26%
Dell Technologies Inc Information Technology 278 39,348 1.26%
SoFi Technologies Inc Financials 1,430 37,771 1.20%
MKS Inc Information Technology 302 37,388 1.19%
Roivant Sciences Ltd Health Care 2,411 36,473 1.16%
Blue Owl Capital Inc Financials 2,113 35,777 1.14%
Norwegian Cruise Line Holdings Ltd Consumer Discretionary 1,398 34,423 1.10%
Lithia Motors Inc Consumer Discretionary 109 34,316 1.09%
Carnival Corp Consumer Discretionary 1,166 33,708 1.08%
Gen Digital Inc Information Technology 1,184 33,621 1.07%
Monolithic Power Systems Inc Information Technology 36 33,346 1.06%
Aon PLC Financials 90 31,989 1.02%
Domino's Pizza Inc Consumer Discretionary 74 31,821 1.02%
Kinsale Capital Group Inc Financials 72 30,824 0.98%
Ross Stores Inc Consumer Discretionary 195 29,694 0.95%
RPM International Inc Materials 250 29,482 0.94%
Tyler Technologies Inc Information Technology 56 29,151 0.93%
Equifax Inc Industrials 110 28,094 0.90%
PTC Inc Information Technology 136 27,647 0.88%
Affirm Holdings Inc Financials 376 27,514 0.88%
Bunge Global SA Consumer Staples 337 27,401 0.87%
Royal Gold Inc Materials 137 27,393 0.87%
Jack Henry & Associates Inc Financials 181 27,012 0.86%
NU Holdings Ltd/Cayman Islands Financials 1,618 25,910 0.83%
Somnigroup International Inc Consumer Discretionary 306 25,769 0.82%
Texas Instruments Inc Information Technology 139 25,624 0.82%
Fox Corp Communication Services 446 25,562 0.82%
Entegris Inc Information Technology 264 24,422 0.78%
Watsco Inc Industrials 60 24,392 0.78%
NIKE Inc Consumer Discretionary 345 24,047 0.77%
Coherent Corp Information Technology 216 23,281 0.74%
LPL Financial Holdings Inc Financials 70 23,266 0.74%
Albemarle Corp Materials 287 23,247 0.74%
elf Beauty Inc Consumer Staples 175 23,196 0.74%
Healthcare Realty Trust Inc Real Estate 1,269 22,884 0.73%
Expand Energy Corp Energy 212 22,548 0.72%
Amdocs Ltd Information Technology 273 22,367 0.71%
Marriott International Inc/MD Consumer Discretionary 84 21,951 0.70%
CH Robinson Worldwide Inc Industrials 164 21,726 0.69%
Stanley Black & Decker Inc Industrials 286 21,271 0.68%
T Rowe Price Group Inc Financials 206 21,108 0.67%
Arthur J Gallagher & Co Financials 65 19,994 0.64%
Alphabet Inc Communication Services 81 19,729 0.63%
General Electric Co Industrials 65 19,641 0.63%
See A bbreviations on page 240 .

Putnam Variable Trust
Schedule of Investments (unaudited), September 30, 2025
Putnam VT Global Health Care Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.2%
Biotechnology 19.8%
AbbVie, Inc. ....................................... United States 46,300 $ 10,720,302
a
Alnylam Pharmaceuticals, Inc. .......................... United States 3,400 1,550,400
a
Argenx SE ........................................ Netherlands 2,936 2,169,263
a
Ascendis Pharma A/S , ADR ........................... Denmark 17,664 3,511,780
Gilead Sciences, Inc. ................................ United States 35,400 3,929,400
a
Legend Biotech Corp. , ADR ........................... United States 21,714 708,094
a
Natera, Inc. ........................................ United States 6,500 1,046,305
Regeneron Pharmaceuticals, Inc. ....................... United States 3,200 1,799,264
a
Rhythm Pharmaceuticals, Inc. .......................... United States 10,200 1,030,098
a
Vaxcyte, Inc. ....................................... United States 21,500 774,430
27,239,336
Health Care Equipment & Supplies 15.5%
Abbott Laboratories .................................. United States 37,500 5,022,750
b
Becton Dickinson & Co. ............................... United States 17,900 3,350,343
a
Boston Scientific Corp. ............................... United States 57,270 5,591,270
EssilorLuxottica SA .................................. France 4,870 1,586,421
a
Intuitive Surgical, Inc. ................................ United States 8,000 3,577,840
Medtronic plc ...................................... United States 24,100 2,295,284
21,423,908
Health Care Providers & Services 18.4%
Cardinal Health, Inc. ................................. United States 16,000 2,511,360
a
Centene Corp. ..................................... United States 9,200 328,256
Cigna Group (The) .................................. United States 7,300 2,104,225
CVS Health Corp. ................................... United States 34,600 2,608,494
Encompass Health Corp. ............................. United States 12,300 1,562,346
HCA Healthcare, Inc. ................................. United States 5,400 2,301,480
McKesson Corp. .................................... United States 5,100 3,939,954
UnitedHealth Group, Inc. .............................. United States 29,000 10,013,700
25,369,815
Life Sciences Tools & Services 6.0%
Danaher Corp. ..................................... United States 10,400 2,061,904
Thermo Fisher Scientific, Inc. .......................... United States 12,700 6,159,754
8,221,658
Pharmaceuticals 38.5%
AstraZeneca plc .................................... United Kingdom 46,823 7,173,336
Chugai Pharmaceutical Co. Ltd. ........................ Japan 12,800 567,482
Eli Lilly & Co. ...................................... United States 18,800 14,344,400
a
Enliven Therapeutics, Inc. ............................. United States 32,018 655,408
a
Innoviva, Inc. ...................................... United States 187,414 3,420,306
Johnson & Johnson ................................. United States 53,132 9,851,735
Merck & Co., Inc. ................................... United States 30,946 2,597,298
Novartis AG ....................................... United States 47,795 6,145,404
Novo Nordisk A/S , B ................................. Denmark 35,688 1,987,167
Roche Holding AG .................................. United States 7,110 2,367,513
Sanofi SA ......................................... United States 27,445 2,598,874
Takeda Pharmaceutical Co. Ltd. ........................ Japan 53,100 1,559,568
53,268,491
Total Common Stocks (Cost $ 89,009,517 ) ....................................
135,523,208

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Health Care Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2025 , the Fund had the following forward exchange contracts outstanding.
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased 0.0%
†
Calls - Over-the-Counter
Equity Options 0.0%
†
Becton Dickinson & Co. , Counterparty CITI , June Strike Price
$ 230.00 , Expires 6/18/26 ............................ 4,094,920 766,446,176 $ 67,659
Total Options Purchased (Cost $ 83,679 ) ......................................
67,659
Short Term Investments 1.6%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 1.6%
c,d
Putnam Short Term Investment Fund , Class P , 4.364% ....... United States 2,192,545 2,192,545
Total Management Investment Companies (Cost $ 2,192,545 ) ...................
2,192,545
Total Short Term Investments (Cost $ 2,192,545 ) ...............................
2,192,545
a
Total Investments (Cost $ 91,285,741 ) 99.8% ..................................
$137,783,412
Options Written (0.0) %
†
....................................................
(34,895)
Other Assets, less Liabilities 0.2% ...........................................
312,992
Net Assets 100.0% .........................................................
$138,061,509
a a a
Number of
Contracts
Notional
Amount
#
Options Written (0.0)%
†
Calls - Over-the-Counter
Equity Options (0.0)%
†
Becton Dickinson & Co. , Counterparty CITI , June Strike Price
$ 245.00 , Expires 6/18/26 ............................ 4,361,980 816,431,797 (34,895)
Total Options Written (Premiums received $ 42,730 ) ...........................
$ (34,895)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is held in connection with written option contracts open at period end.
c
See Note 3 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... WPAC Buy 3,366,100 2,209,952 10/15/25 $ 17,840 $ —
Canadian Dollar .... GSCO Buy 315,300 231,260 10/15/25 — (4,552)
Canadian Dollar .... HSBK Buy 283,300 207,978 10/15/25 — (4,279)
Canadian Dollar .... JPHQ Sell 33,200 24,371 10/15/25 500 —

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Health Care Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 240 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Canadian Dollar .... MSCO Sell 269,800 197,885 10/15/25 $ 3,893 $ —
Canadian Dollar .... SSBT Sell 367,900 270,072 10/15/25 5,544 —
Israeli New Shekel .. BOFA Buy 867,100 260,715 10/15/25 1,071 —
New Zealand Dollar . TDOM Buy 405,700 243,322 10/15/25 — (8,000)
Japanese Yen ...... BOFA Buy 88,185,400 606,364 11/19/25 — (7,020)
Japanese Yen ...... BZWS Buy 142,887,400 982,476 11/19/25 — (11,354)
Japanese Yen ...... GSCO Buy 160,672,600 1,101,263 11/19/25 — (9,265)
Japanese Yen ...... JPHQ Buy 41,195,500 283,264 11/19/25 — (3,282)
Japanese Yen ...... SSBT Sell 129,570,100 884,295 11/19/25 3,683 —
Japanese Yen ...... TDOM Buy 63,127,400 430,844 11/19/25 — (1,803)
Japanese Yen ...... UBSW Buy 118,696,800 810,106 11/19/25 — (3,393)
British Pound ...... BOFA Buy 291,400 394,955 12/17/25 — (3,014)
British Pound ...... BZWS Sell 307,300 416,500 12/17/25 3,173 —
British Pound ...... CITI Buy 555,700 753,179 12/17/25 — (5,747)
British Pound ...... GSCO Sell 793,100 1,074,940 12/17/25 8,198 —
British Pound ...... MSCO Buy 211,200 286,399 12/17/25 — (2,329)
British Pound ...... SSBT Buy 399,300 541,471 12/17/25 — (4,401)
British Pound ...... TDOM Sell 239,800 325,190 12/17/25 2,653 —
British Pound ...... UBSW Sell 210,800 285,855 12/17/25 2,323 —
Danish Krone ...... BOFA Buy 14,898,900 2,356,075 12/17/25 — (471)
Danish Krone ...... CITI Sell 114,700 18,137 12/17/25 2 —
Danish Krone ...... GSCO Buy 3,876,500 613,011 12/17/25 — (114)
Danish Krone ...... GSCO Sell 9,206,300 1,470,086 12/17/25 14,516 —
Danish Krone ...... HSBK Sell 9,903,600 1,565,844 12/17/25 26 —
Danish Krone ...... JPHQ Sell 2,487,300 393,266 12/17/25 9 —
Danish Krone ...... MSCO Sell 2,027,600 320,535 12/17/25 — (40)
Danish Krone ...... SSBT Sell 5,397,700 853,338 12/17/25 — (70)
Danish Krone ...... UBSW Sell 1,371,100 216,769 12/17/25 — (10)
Euro ............. BOFA Sell 147,700 174,184 12/17/25 1 —
Euro ............. GSCO Buy 410,000 483,509 12/17/25 4 —
Euro ............. JPHQ Buy 303,500 357,893 12/17/25 24 —
Euro ............. MSCO Buy 758,600 894,430 12/17/25 187 —
Euro ............. SSBT Buy 840,500 991,000 12/17/25 202 —
Euro ............. TDOM Sell 1,242,900 1,465,479 12/17/25 — (274)
Euro ............. WPAC Buy 938,000 1,105,822 12/17/25 361 —
Swedish Krona ..... GSCO Buy 2,166,500 234,005 12/17/25 — (2,761)
Swiss Franc ....... BOFA Sell 205,700 260,925 12/17/25 126 —
Swiss Franc ....... HSBK Buy 1,309,300 1,660,853 12/17/25 — (845)
Swiss Franc ....... JPHQ Buy 335,300 425,376 12/17/25 — (262)
Swiss Franc ....... MSCO Buy 348,200 442,218 12/17/25 — (749)
Swiss Franc ....... SSBT Buy 163,300 207,389 12/17/25 — (348)
Swiss Franc ....... UBSW Buy 1,143,600 1,452,393 12/17/25 — (2,470)
Total Forward Exchange Contracts ................................................... $64,336 $(76,853)
Net unrealized appreciation (depreciation) ............................................ $(12,517)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Variable Trust
Schedule of Investments (unaudited), September 30, 2025
Putnam VT High Yield Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.4%
Commercial Services & Supplies 0.1%
GFL Environmental, Inc. .............................. United States 4,430 $ 209,893
Hotels, Restaurants & Leisure 0.3%
a
Viking Holdings Ltd. ................................. United States 5,800 360,528
Total Common Stocks (Cost $ 282,906 ) .......................................
570,421
Convertible Preferred Stocks 1.0%
Aerospace & Defense 0.4%
Boeing Co. (The) , 6% ................................ United States 8,265 574,996
Electric Utilities 0.4%
NextEra Energy, Inc. , 7.299% .......................... United States 7,375 367,791
PG&E Corp. , A , 6% .................................. United States 4,512 177,683
545,474
Financial Services 0.2%
Apollo Global Management, Inc. , 6.75% .................. United States 3,581 251,673
Total Convertible Preferred Stocks (Cost $ 1,188,283 ) ..........................
1,372,143
Principal
Amount
*
Convertible Bonds 1.7%
Consumer Staples Distribution & Retail 0.2%
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 200,000 289,600
Energy Equipment & Services 0.1%
Nabors Industries, Inc. , Senior Note , 1.75% , 6/15/29 .........
United States 155,000 119,350
Entertainment 0.2%
Live Nation Entertainment, Inc. , Senior Note , 3.125% , 1/15/29 ..
United States 195,000 315,044
Food Products 0.2%
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 243,000 273,254
Health Care REITs 0.3%
b
Welltower OP LLC , Senior Note , 144A, 2.75% , 5/15/28 ....... United States 208,000 389,688
Software 0.3%
b
Guidewire Software, Inc. , Senior Note , 144A, 1.25% , 11/01/29 .. United States 366,000 426,581
Technology Hardware, Storage & Peripherals 0.4%
Seagate HDD Cayman , Senior Note , 3.5% , 6/01/28 ..........
United States 189,000 544,674
Total Convertible Bonds (Cost $ 1,668,140 ) ...................................
2,358,191
Corporate Bonds 87.9%
Aerospace & Defense 4.0%
ATI, Inc. ,
Senior Bond , 5.125% , 10/01/31 ....................... United States 240,000 236,376
Senior Note , 5.875% , 12/01/27 ....................... United States 435,000 436,204
Senior Note , 4.875% , 10/01/29 ....................... United States 90,000 88,560
Senior Note , 7.25% , 8/15/30 ......................... United States 335,000 351,914
b
Axon Enterprise, Inc. ,
Senior Note , 144A, 6.125% , 3/15/30 ................... United States 270,000 277,973
Senior Note , 144A, 6.25% , 3/15/33 .................... United States 210,000 216,677
Boeing Co. (The) , Senior Bond , 5.875% , 2/15/40 ............
United States 210,000 217,057

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
b
Bombardier, Inc. ,
Senior Note , 144A, 7.875% , 4/15/27 ................... Canada 17,000 $ 17,085
Senior Note , 144A, 7.5% , 2/01/29 ..................... Canada 175,000 182,637
Senior Note , 144A, 8.75% , 11/15/30 ................... Canada 260,000 280,707
Senior Note , 144A, 7.25% , 7/01/31 .................... Canada 130,000 137,967
Senior Note , 144A, 7% , 6/01/32 ...................... Canada 95,000 99,411
b
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 540,000 549,949
Spirit AeroSystems, Inc. ,
b
Secured Note , 144A, 9.75% , 11/15/30 .................. United States 550,000 605,574
Senior Bond , 4.6% , 6/15/28 .......................... United States 545,000 544,772
b
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.875% , 12/15/30 ........... United States 290,000 300,739
Senior Secured Note , 144A, 7.125% , 12/01/31 ........... United States 70,000 73,104
Senior Secured Note , 144A, 6% , 1/15/33 ................ United States 440,000 445,264
Senior Secured Note , 144A, 6.25% , 1/31/34 ............. United States 95,000 97,770
Senior Sub. Note , 144A, 6.75% , 1/31/34 ................ United States 340,000 351,789
5,511,529
Automobile Components 1.8%
b
Adient Global Holdings Ltd. ,
Senior Note , 144A, 8.25% , 4/15/31 .................... United States 560,000 587,758
Senior Note , 144A, 7.5% , 2/15/33 ..................... United States 125,000 129,529
b ,c
American Axle & Manufacturing, Inc. , Senior Secured Note , 144A,
6.375% , 10/15/32 .................................. United States 285,000 284,697
b
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 290,000 296,607
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 410,000 353,129
b
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 330,000 335,011
b ,d
IHO Verwaltungs GmbH ,
Senior Secured Note , 144A, PIK, 7.75% , 11/15/30 ......... Germany 255,000 267,004
Senior Secured Note , 144A, PIK, 8% , 11/15/32 ........... Germany 230,000 241,548
2,495,283
Automobiles 0.3%
b
Nissan Motor Co. Ltd. , Senior Bond , 144A, 8.125% , 7/17/35 ... Japan 385,000 413,536
Banks 0.4%
b ,e
Societe Generale SA ,
Junior Sub. Bond , 144A, 4.75% to 5/25/26, FRN thereafter ,
Perpetual ....................................... France 255,000 252,940
Junior Sub. Bond , 144A, 5.375% to 11/17/30, FRN thereafter ,
Perpetual ....................................... France 260,000 245,638
498,578
Biotechnology 0.8%
b
Grifols SA , Senior Note , Reg S, 3.875% , 10/15/28 ........... Spain 965,000 EUR 1,112,744
Broadline Retail 0.8%
b
Kohl's Corp. , Senior Secured Note , 144A, 10% , 6/01/30 ...... United States 190,000 206,872
b
Wayfair LLC ,
Senior Secured Note , 144A, 7.25% , 10/31/29 ............ United States 375,000 387,578
Senior Secured Note , 144A, 7.75% , 9/15/30 ............. United States 505,000 530,879
1,125,329

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products 3.3%
b
Builders FirstSource, Inc. ,
Senior Bond , 144A, 6.375% , 3/01/34 ................... United States 195,000 $ 201,114
Senior Bond , 144A, 6.75% , 5/15/35 .................... United States 165,000 172,488
b
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ................................... United States 350,000 338,956
b
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , Reg S, 6.375% , 12/15/30 ....................... United States 110,000 EUR 135,333
b
JH North America Holdings, Inc. ,
Senior Secured Note , 144A, 5.875% , 1/31/31 ............ United States 40,000 40,648
Senior Secured Note , 144A, 6.125% , 7/31/32 ............ United States 170,000 174,275
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 385,000 395,733
b
MIWD Holdco II LLC / MIWD Finance Corp. , Senior Note , 144A,
5.5% , 2/01/30 .................................... United States 495,000 483,423
b
Quikrete Holdings, Inc. ,
Senior Note , 144A, 6.75% , 3/01/33 .................... United States 135,000 140,461
Senior Secured Note , 144A, 6.375% , 3/01/32 ............ United States 265,000 274,705
b
Smyrna Ready Mix Concrete LLC ,
Senior Secured Note , 144A, 6% , 11/01/28 ............... United States 225,000 225,258
Senior Secured Note , 144A, 8.875% , 11/15/31 ........... United States 350,000 369,927
b
Standard Building Solutions, Inc. ,
Senior Note , 144A, 6.5% , 8/15/32 ..................... United States 435,000 446,765
Senior Note , 144A, 6.25% , 8/01/33 .................... United States 375,000 380,364
b
Standard Industries, Inc. ,
Senior Bond , 144A, 4.375% , 7/15/30 ................... United States 630,000 604,441
Senior Bond , 144A, 3.375% , 1/15/31 ................... United States 35,000 31,725
Senior Note , Reg S, 2.25% , 11/21/26 .................. United States 73,291 EUR 85,626
4,501,242
Capital Markets 1.1%
b
Dresdner Funding Trust I , Junior Sub. Bond , 144A, 8.151% ,
6/30/31 ......................................... United States 150,000 165,802
b
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note , 144A, 6.125% , 11/01/32 ........... United States 905,000 917,950
Senior Secured Note , 144A, 6.75% , 5/01/33 ............. United States 205,000 213,080
b
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 255,000 262,680
1,559,512
Chemicals 2.8%
b
Avient Corp. ,
Senior Note , 144A, 7.125% , 8/01/30 ................... United States 190,000 195,408
Senior Note , 144A, 6.25% , 11/01/31 ................... United States 150,000 152,441
b
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 335,000 355,519
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 325,000 343,450
b
Olympus Water US Holding Corp. ,
Senior Secured Note , Reg S, 3.875% , 10/01/28 ........... United States 155,000 EUR 181,938
Senior Secured Note , 144A, 9.75% , 11/15/28 ............ United States 220,000 231,028
b
Qnity Electronics, Inc. ,
Senior Note , 144A, 6.25% , 8/15/33 .................... United States 130,000 132,916
Senior Secured Note , 144A, 5.75% , 8/15/32 ............. United States 220,000 221,953
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 310,000 332,357
b
SCIH Salt Holdings, Inc. ,
Senior Note , 144A, 6.625% , 5/01/29 ................... United States 305,000 299,293
Senior Secured Note , 144A, 4.875% , 5/01/28 ............ United States 395,000 386,313

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
b
Solstice Advanced Materials, Inc. , Senior Note , 144A, 5.625% ,
9/30/33 ......................................... United States 585,000 $ 587,298
b
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ... United States 460,000 260,312
b
WR Grace Holdings LLC , Senior Note , 144A, 5.625% , 8/15/29 . United States 235,000 218,618
3,898,844
Commercial Services & Supplies 2.3%
b
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 480,000 503,698
b
Clean Harbors, Inc. , Senior Note , 144A, 6.375% , 2/01/31 ..... United States 275,000 281,847
b
GFL Environmental, Inc. , Senior Secured Note , 144A, 6.75% ,
1/15/31 ......................................... United States 115,000 120,482
b
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Secured Note , 144A, 6.25% , 1/15/28 ................... United States 450,000 450,252
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 1,100,000 1,128,369
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 155,000 166,544
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 305,000 316,680
b
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 155,000 161,759
3,129,631
Communications Equipment 0.4%
b
CommScope LLC , Senior Note , 144A, 7.125% , 7/01/28 ....... United States 205,000 205,928
b
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 310,000 291,291
497,219
Construction & Engineering 0.1%
b
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 165,000 172,478
Construction Materials 0.1%
b ,e
Cemex SAB de CV , Sub. Bond , 144A, 7.2% to 9/09/30, FRN
thereafter , Perpetual ............................... Mexico 200,000 209,350
Consumer Finance 2.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 6.95% to 12/09/29, FRN thereafter , 3/10/55 .... Ireland 175,000 183,267
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 370,000 421,967
b
Encore Capital Group, Inc. ,
Senior Secured Note , 144A, 9.25% , 4/01/29 ............. United States 205,000 216,564
Senior Secured Note , 144A, 8.5% , 5/15/30 .............. United States 610,000 648,306
b
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 995,000 1,029,684
OneMain Finance Corp. ,
Senior Note , 7.5% , 5/15/31 .......................... United States 355,000 371,416
Senior Note , 7.125% , 11/15/31 ....................... United States 355,000 368,404
Senior Note , 6.5% , 3/15/33 .......................... United States 250,000 250,707
3,490,315
Consumer Staples Distribution & Retail 0.3%
b
US Foods, Inc. ,
Senior Note , 144A, 7.25% , 1/15/32 .................... United States 120,000 125,783
Senior Note , 144A, 5.75% , 4/15/33 .................... United States 280,000 282,166
407,949

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging 2.1%
b
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc ,
Senior Note , Reg S, 3% , 9/01/29 ...................... United States 100,000 EUR $ 108,650
Senior Note , 144A, 4% , 9/01/29 ...................... United States 280,000 259,370
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 425,000 436,303
b
Graham Packaging Co., Inc. , Senior Note , 144A, 7.125% , 8/15/28 United States 385,000 386,348
b
Graphic Packaging International LLC , Senior Note , Reg S,
2.625% , 2/01/29 ................................... United States 215,000 EUR 245,243
b
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25% , 4/15/27 ................... United States 465,000 466,457
Senior Secured Note , 144A, 7.875% , 4/15/27 ............ United States 350,000 353,868
b
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 645,000 632,442
2,888,681
Distributors 0.3%
b
RB Global Holdings, Inc. , Senior Note , 144A, 7.75% , 3/15/31 .. Canada 395,000 413,625
Diversified Telecommunication Services 3.4%
b
Altice Financing SA , Senior Secured Note , 144A, 5% , 1/15/28 .. Luxembourg 205,000 159,562
b
Altice France SA ,
Senior Secured Note , 144A, 5.5% , 1/15/28 .............. France 400,000 354,000
Senior Secured Note , 144A, 5.125% , 7/15/29 ............ France 280,000 240,534
Senior Secured Note , 144A, 5.5% , 10/15/29 ............. France 205,000 178,337
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 5.375% , 6/01/29 ................... United States 675,000 671,008
Senior Bond , 144A, 4.75% , 3/01/30 .................... United States 1,010,000 969,951
Senior Bond , 144A, 4.75% , 2/01/32 .................... United States 875,000 809,915
b
Frontier Communications Holdings LLC , Senior Secured Note ,
144A, 8.75% , 5/15/30 ............................... United States 295,000 308,411
b
Maya SAS , Senior Secured Note , 144A, 7% , 4/15/32 ......... France 295,000 301,211
b
Virgin Media Finance plc , Senior Bond , 144A, 5% , 7/15/30 .... United Kingdom 475,000 441,599
b
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 245,000 231,211
4,665,739
Electric Utilities 2.2%
b
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 405,000 415,389
b
NRG Energy, Inc. ,
e
Junior Sub. Bond , 144A, 10.25% to 3/14/28, FRN thereafter ,
Perpetual ....................................... United States 345,000 377,144
Senior Bond , 144A, 6.25% , 11/01/34 ................... United States 390,000 400,029
c
Senior Bond , 144A, 6% , 1/15/36 ...................... United States 670,000 670,515
PG&E Corp. ,
Junior Sub. Bond , 7.375% to 3/14/30, FRN thereafter , 3/15/55 United States 230,000 236,700
Senior Secured Bond , 5.25% , 7/01/30 .................. United States 95,000 93,743
b
Vistra Operations Co. LLC , Senior Note , 144A, 6.875% , 4/15/32 United States 755,000 790,188
2,983,708
Electrical Equipment 0.6%
b
Energizer Gamma Acquisition BV , Senior Note , Reg S, 3.5% ,
6/30/29 ......................................... United States 280,000 EUR 324,482
b
Sensata Technologies BV , Senior Note , 144A, 5.875% , 9/01/30 . United States 490,000 494,709
819,191

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electronic Equipment, Instruments & Components 0.4%
b
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 565,000 $ 543,887
Energy Equipment & Services 2.3%
b
Kodiak Gas Services LLC ,
Senior Bond , 144A, 6.75% , 10/01/35 ................... United States 140,000 143,833
Senior Note , 144A, 7.25% , 2/15/29 .................... United States 305,000 316,708
Senior Note , 144A, 6.5% , 10/01/33 .................... United States 245,000 249,606
b
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 580,000 540,600
b
Transocean Aquila Ltd. , Senior Secured Note , 144A, 8% , 9/30/28 United States 77,462 79,737
Transocean International Ltd. ,
Senior Bond , 6.8% , 3/15/38 .......................... United States 485,000 411,122
b
Senior Secured Note , 144A, 8.75% , 2/15/30 ............. United States 93,750 98,713
b
Senior Secured Note , 144A, 7.875% , 10/15/32 ........... United States 65,000 65,000
b
Transocean Poseidon Ltd. , Senior Secured Note , 144A, 6.875% ,
2/01/27 ......................................... United States 105,750 105,962
b
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ................................... United States 283,333 291,069
b
Weatherford International Ltd. ,
Senior Note , 144A, 8.625% , 4/30/30 ................... United States 460,000 470,560
c
Senior Note , 144A, 6.75% , 10/15/33 ................... United States 365,000 365,482
3,138,392
Entertainment 1.3%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 690,000 717,220
b
Cinemark USA, Inc. , Senior Note , 144A, 5.25% , 7/15/28 ...... United States 330,000 328,466
b
Pinewood Finco plc , Senior Secured Note , 144A, 6% , 3/27/30 .. United Kingdom 310,000 GBP 420,313
Warnermedia Holdings, Inc. , Senior Bond , 5.05% , 3/15/42 .....
United States 435,000 347,541
1,813,540
Financial Services 4.8%
b
Boost Newco Borrower LLC , Senior Secured Note , 144A, 7.5% ,
1/15/31 ......................................... United States 365,000 387,498
b
CrossCountry Intermediate HoldCo LLC , Senior Note , 144A,
6.5% , 10/01/30 ................................... United States 400,000 401,972
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 320,000 357,244
b
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 595,000 624,143
b
Jefferson Capital Holdings LLC ,
Senior Note , 144A, 9.5% , 2/15/29 ..................... United States 470,000 496,710
Senior Note , 144A, 8.25% , 5/15/30 .................... United States 500,000 523,347
b
Nationstar Mortgage Holdings, Inc. ,
Senior Bond , 144A, 5.75% , 11/15/31 ................... United States 390,000 395,373
Senior Note , 144A, 7.125% , 2/01/32 ................... United States 380,000 397,753
b
Osaic Holdings, Inc. ,
Senior Note , 144A, 8% , 8/01/33 ...................... United States 325,000 337,105
Senior Secured Note , 144A, 6.75% , 8/01/32 ............. United States 205,000 211,900
b
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 960,000 973,910
b
PRA Group, Inc. , Senior Note , 144A, 8.875% , 1/31/30 ........ United States 875,000 904,040
b
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 415,000 428,846
b
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. , Senior
Note , 144A, 5.5% , 5/15/33 ........................... United States 100,000 EUR 122,483
6,562,324
Food Products 0.7%
b ,d
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 140,664 149,419

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 380,000 $ 396,719
b
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 400,000 400,964
947,102
Ground Transportation 0.6%
b
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 235,000 244,495
b
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 575,000 595,651
840,146
Health Care Equipment & Supplies 0.6%
b
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 125,000 130,430
Bausch + Lomb Netherlands BV and Bausch & Lomb, Inc. ,
b,f
Senior Secured Note , 144A, FRN , 5.872% , ( 3-month EURIBOR
+ 7.75% ), 1/15/31 ................................. United States 300,000 EUR 357,602
b
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 60,000 62,432
b
Medline Borrower LP ,
Senior Note , 144A, 5.25% , 10/01/29 ................... United States 90,000 89,288
Senior Secured Note , 144A, 3.875% , 4/01/29 ............ United States 245,000 236,469
876,221
Health Care Providers & Services 4.0%
b
CHS/Community Health Systems, Inc. ,
Senior Secured Note , 144A, 5.25% , 5/15/30 ............. United States 855,000 774,245
Senior Secured Note , 144A, 10.875% , 1/15/32 ........... United States 510,000 540,777
Senior Secured Note , 144A, 9.75% , 1/15/34 ............. United States 335,000 343,626
b
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 335,000 348,277
CVS Health Corp. , Junior Sub. Bond , 7% to 3/09/30, FRN
thereafter , 3/10/55 ................................. United States 520,000 546,750
b
DaVita, Inc. ,
Senior Note , 144A, 6.875% , 9/01/32 ................... United States 890,000 920,105
Senior Note , 144A, 6.75% , 7/15/33 .................... United States 65,000 67,082
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 1,000,000 988,190
Tenet Healthcare Corp. ,
Senior Secured Note , 4.25% , 6/01/29 .................. United States 150,000 146,618
Senior Secured Note , 6.125% , 6/15/30 ................. United States 775,000 785,855
5,461,525
Health Care REITs 0.7%
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 845,000 898,511
Health Care Technology 1.0%
b
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ... United States 440,000 436,776
b
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 875,000 900,717
1,337,493
Hotel & Resort REITs 0.6%
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note , 144A, 7.25% , 7/15/28 .................... United States 110,000 113,561
Senior Note , 144A, 6.5% , 4/01/32 ..................... United States 415,000 426,967
Senior Note , 144A, 6.5% , 6/15/33 ..................... United States 195,000 200,960

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotel & Resort REITs (continued)
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 125,000 $ 128,590
870,078
Hotels, Restaurants & Leisure 7.3%
b
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 400,000 377,387
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 545,000 525,836
b
Caesars Entertainment, Inc. ,
Senior Note , 144A, 4.625% , 10/15/29 .................. United States 495,000 473,646
Senior Note , 144A, 6% , 10/15/32 ..................... United States 180,000 177,405
Senior Secured Note , 144A, 7% , 2/15/30 ................ United States 200,000 205,849
b
Carnival Corp. ,
Senior Note , 144A, 5.125% , 5/01/29 ................... United States 445,000 445,000
Senior Note , 144A, 5.875% , 6/15/31 ................... United States 380,000 389,646
Senior Note , 144A, 5.75% , 8/01/32 .................... United States 355,000 361,719
Senior Note , 144A, 6.125% , 2/15/33 ................... United States 200,000 205,133
b
Churchill Downs, Inc. ,
Senior Note , 144A, 5.75% , 4/01/30 .................... United States 315,000 314,932
Senior Note , 144A, 6.75% , 5/01/31 .................... United States 60,000 61,566
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 515,000 483,641
b
Flutter Treasury DAC , Senior Secured Note , 144A, 5.875% ,
6/04/31 ......................................... Ireland 200,000 203,137
b
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 310,000 306,772
b
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 675,000 684,501
b
Light & Wonder International, Inc. ,
Senior Note , 144A, 7.25% , 11/15/29 ................... United States 540,000 554,605
Senior Note , 144A, 7.5% , 9/01/31 ..................... United States 70,000 72,851
b
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 450,000 467,903
b
NCL Corp. Ltd. ,
Senior Note , 144A, 7.75% , 2/15/29 .................... United States 215,000 229,046
Senior Note , 144A, 6.75% , 2/01/32 .................... United States 150,000 154,358
Senior Note , 144A, 6.25% , 9/15/33 .................... United States 160,000 160,928
b
Penn Entertainment, Inc. ,
Senior Note , 144A, 5.625% , 1/15/27 ................... United States 290,000 290,018
Senior Note , 144A, 4.125% , 7/01/29 ................... United States 100,000 93,803
b ,c
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp. ,
Senior Secured Note , 144A, 6.25% , 10/15/30 ............. United States 260,000 262,481
b
Royal Caribbean Cruises Ltd. ,
Senior Note , 144A, 5.625% , 9/30/31 ................... United States 270,000 275,507
Senior Note , 144A, 6% , 2/01/33 ...................... United States 620,000 636,046
b
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. ,
Senior Note , 144A, 6.625% , 3/01/30 .................... United States 360,000 334,952
b
Viking Cruises Ltd. ,
Senior Note , 144A, 7% , 2/15/29 ...................... United States 160,000 160,914
Senior Note , 144A, 9.125% , 7/15/31 ................... United States 395,000 424,252
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 565,000 608,601
9,942,435
Household Durables 1.6%
b
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 6.875% , 8/01/33 ......................... United States 255,000 257,418

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Durables (continued)
b
K. Hovnanian Enterprises, Inc. ,
Senior Note , 144A, 8% , 4/01/31 ...................... United States 140,000 $ 143,650
Senior Note , 144A, 8.375% , 10/01/33 .................. United States 210,000 215,434
b
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 460,000 483,205
Newell Brands, Inc. ,
Senior Note , 6.375% , 5/15/30 ........................ United States 135,000 134,095
Senior Note , 6.625% , 5/15/32 ........................ United States 290,000 286,928
b
Taylor Morrison Communities, Inc. ,
Senior Bond , 144A, 5.125% , 8/01/30 ................... United States 290,000 289,332
Senior Note , 144A, 5.875% , 6/15/27 ................... United States 140,000 141,817
b
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 305,000 298,911
2,250,790
Household Products 0.1%
b
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 160,000 153,659
Independent Power and Renewable Electricity Producers 0.6%
b
Calpine Corp. , Senior Bond , 144A, 5% , 2/01/31 ............. United States 310,000 309,288
b ,e
Vistra Corp. ,
Junior Sub. Bond , 144A, 8% to 10/14/26, FRN thereafter ,
Perpetual ....................................... United States 150,000 153,542
Junior Sub. Bond , 144A, 7% to 12/14/26, FRN thereafter ,
Perpetual ....................................... United States 290,000 294,640
757,470
Insurance 1.7%
b
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note , 144A, 8.5% , 6/15/29 ..................... United States 435,000 457,043
Senior Secured Note , 144A, 7.5% , 11/06/30 ............. United States 435,000 453,501
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note , 144A, 5.875% , 11/01/29 .................. United States 530,000 529,375
Senior Note , 144A, 7.375% , 10/01/32 .................. United States 130,000 134,119
Senior Secured Note , 144A, 7% , 1/15/31 ................ United States 560,000 579,050
b
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 170,000 178,742
2,331,830
IT Services 0.8%
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 750,000 729,551
b
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 315,000 330,212
1,059,763
Machinery 0.5%
b
Chart Industries, Inc. , Senior Note , 144A, 9.5% , 1/01/31 ...... United States 130,000 139,394
b
Terex Corp. ,
Senior Note , 144A, 5% , 5/15/29 ...................... United States 235,000 231,636
Senior Note , 144A, 6.25% , 10/15/32 ................... United States 280,000 285,464
656,494
Media 6.5%
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75% , 4/15/28 .................... United States 145,000 144,865
Senior Secured Note , 144A, 7.875% , 4/01/30 ............ United States 125,000 131,344
Senior Secured Note , 144A, 7.5% , 3/15/33 .............. United States 555,000 580,688

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
b
CSC Holdings LLC ,
Senior Bond , 144A, 5.375% , 2/01/28 ................... United States 680,000 $ 596,829
Senior Note , 144A, 11.75% , 1/31/29 ................... United States 340,000 286,133
b
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 295,000 291,747
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
Senior Secured Note , 144A, 5.875% , 8/15/27 ............ United States 64,000 63,976
Senior Secured Note , 144A, 10% , 2/15/31 ............... United States 170,000 169,878
Discovery Communications LLC , Senior Note , 4.125% , 5/15/29 .
United States 370,000 356,467
EchoStar Corp. , Senior Secured Note , 10.75% , 11/30/29 ......
United States 505,000 555,980
b
EW Scripps Co. (The) , Senior Secured Note , 144A, 9.875% ,
8/15/30 ......................................... United States 700,000 657,694
b
Gray Media, Inc. ,
Secured Note , 144A, 9.625% , 7/15/32 .................. United States 475,000 485,694
Senior Bond , 144A, 5.375% , 11/15/31 .................. United States 400,000 300,753
Senior Secured Note , 144A, 7.25% , 8/15/33 ............. United States 135,000 133,863
b
McGraw-Hill Education, Inc. ,
Senior Note , 144A, 8% , 8/01/29 ...................... United States 485,000 494,350
Senior Secured Note , 144A, 7.375% , 9/01/31 ............ United States 465,000 483,514
b
Nexstar Media, Inc. , Senior Note , 144A, 4.75% , 11/01/28 ...... United States 240,000 234,449
b
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond , 144A, 4.625% , 3/15/30 ................... United States 400,000 384,779
Senior Note , 144A, 5% , 8/15/27 ...................... United States 70,000 69,704
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 895,000 919,232
b
Sirius XM Radio LLC ,
Senior Bond , 144A, 3.875% , 9/01/31 ................... United States 350,000 317,418
Senior Note , 144A, 4% , 7/15/28 ...................... United States 140,000 135,394
b
Univision Communications, Inc. , Senior Secured Note , 144A,
9.375% , 8/01/32 ................................... United States 320,000 341,282
VZ Secured Financing BV ,
b
Senior Secured Note , 144A, 5% , 1/15/32 ................ Netherlands 385,000 348,584
b
Ziggo Bond Co. BV , Senior Bond , 144A, 5.125% , 2/28/30 ..... Netherlands 400,000 362,942
8,847,559
Metals & Mining 3.1%
ArcelorMittal SA , Senior Bond , 7% , 10/15/39 ...............
Luxembourg 525,000 590,090
b
Big River Steel LLC / BRS Finance Corp. , Senior Secured Note ,
144A, 6.625% , 1/31/29 .............................. United States 256,000 256,307
b
Cleveland-Cliffs, Inc. ,
Senior Note , 144A, 7% , 3/15/32 ...................... United States 295,000 298,309
Senior Note , 144A, 7.625% , 1/15/34 ................... United States 170,000 175,280
Commercial Metals Co. , Senior Bond , 4.375% , 3/15/32 .......
United States 165,000 155,850
b
Constellium SE ,
Senior Note , Reg S, 3.125% , 7/15/29 .................. United States 150,000 EUR 171,858
Senior Note , 144A, 6.375% , 8/15/32 ................... United States 415,000 424,542
b
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 330,000 332,962
b ,c
Mineral Resources Ltd. , Senior Note , 144A, 7% , 4/01/31 ...... Australia 185,000 187,510
b
Novelis Corp. ,
Senior Bond , 144A, 4.75% , 1/30/30 .................... United States 140,000 135,169
Senior Bond , 144A, 3.875% , 8/15/31 ................... United States 240,000 219,004
Senior Note , 144A, 6.875% , 1/30/30 ................... United States 300,000 311,341
Senior Note , 144A, 6.375% , 8/15/33 ................... United States 430,000 434,761
b
TMS International Corp. , Senior Note , 144A, 6.25% , 4/15/29 ... United States 370,000 359,114

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
United States Steel Corp. , Senior Bond , 6.65% , 6/01/37 ......
United States 175,000 $ 181,500
4,233,597
Mortgage Real Estate Investment Trusts (REITs) 0.3%
b
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 405,000 389,534
Oil, Gas & Consumable Fuels 6.0%
b
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 565,000 572,948
e
Energy Transfer LP , B , Junior Sub. Bond , 6.625% to 2/14/28, FRN
thereafter , Perpetual ............................... United States 630,000 629,662
b
Global Partners LP / GLP Finance Corp. , Senior Note , 144A,
7.125% , 7/01/33 ................................... United States 625,000 641,099
b
Hess Midstream Operations LP , Senior Note , 144A, 6.5% , 6/01/29 United States 140,000 144,475
b
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A,
8.375% , 11/01/33 .................................. United States 345,000 362,582
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 740,000 744,859
b
Matador Resources Co. , Senior Note , 144A, 6.5% , 4/15/32 .... United States 455,000 459,672
Occidental Petroleum Corp. , Senior Bond , 6.2% , 3/15/40 ......
United States 890,000 905,202
b
Sunoco LP , Senior Note , 144A, 6.25% , 7/01/33 ............. United States 560,000 570,398
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 510,000 499,453
b
Venture Global LNG, Inc. ,
e
Junior Sub. Bond , 144A, 9% to 9/29/29, FRN thereafter ,
Perpetual ....................................... United States 400,000 396,712
Senior Secured Note , 144A, 9.5% , 2/01/29 .............. United States 340,000 374,901
Senior Secured Note , 144A, 8.375% , 6/01/31 ............ United States 480,000 504,324
Senior Secured Note , 144A, 9.875% , 2/01/32 ............ United States 315,000 343,145
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 85,000 95,993
Senior Secured Bond , 144A, 6.75% , 1/15/36 ............. United States 250,000 265,701
Senior Secured Note , 144A, 7.5% , 5/01/33 .............. United States 85,000 93,979
Senior Secured Note , 144A, 6.5% , 1/15/34 .............. United States 145,000 152,726
Viper Energy Partners LLC , Senior Bond , 5.7% , 8/01/35 ......
United States 94,000 95,630
b
Vital Energy, Inc. , Senior Note , 144A, 7.875% , 4/15/32 ....... United States 350,000 339,998
8,193,459
Paper & Forest Products 0.5%
b
Magnera Corp. ,
Senior Note , 144A, 4.75% , 11/15/29 ................... United States 150,000 132,929
Senior Secured Note , 144A, 7.25% , 11/15/31 ............ United States 160,000 150,678
Mercer International, Inc. ,
Senior Note , 5.125% , 2/01/29 ........................ Germany 275,000 202,943
b
Senior Note , 144A, 12.875% , 10/01/28 ................. Germany 220,000 200,488
687,038
Passenger Airlines 0.7%
b
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note , 144A, 5.5% , 4/20/26 .............. United States 81,250 81,355
Senior Secured Note , 144A, 5.75% , 4/20/29 ............. United States 325,000 326,487
b
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 410,000 431,530
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 130,000 128,108
967,480

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Personal Care Products 1.0%
b
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC , Senior Secured Note , 144A, 6.625% ,
7/15/30 ......................................... United States 245,000 $ 250,664
b
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 1,085,000 1,112,804
1,363,468
Pharmaceuticals 1.1%
b
1261229 BC Ltd. , Senior Secured Note , 144A, 10% , 4/15/32 ... United States 205,000 210,298
b
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 185,000 198,712
Teva Pharmaceutical Finance Netherlands II BV , Senior Note ,
4.375% , 5/09/30 ................................... Israel 225,000 EUR 271,502
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note , 6.75% , 3/01/28 ......................... Israel 525,000 545,427
Senior Note , 8.125% , 9/15/31 ........................ Israel 200,000 228,923
1,454,862
Professional Services 0.4%
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 475,000 490,580
Real Estate Management & Development 0.2%
b
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp. ,
Secured Note , 144A, 7% , 4/15/30 ..................... United States 253,800 257,051
Semiconductors & Semiconductor Equipment 0.1%
b
ON Semiconductor Corp. , Senior Note , 144A, 3.875% , 9/01/28 . United States 80,000 77,741
Software 1.2%
b
Cloud Software Group, Inc. ,
Secured Note , 144A, 9% , 9/30/29 ..................... United States 350,000 363,419
Senior Secured Note , 144A, 6.5% , 3/31/29 .............. United States 265,000 267,682
b
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 440,000 408,653
b
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 245,000 238,895
b
UKG, Inc. , Senior Secured Note , 144A, 6.875% , 2/01/31 ...... United States 295,000 304,614
1,583,263
Specialized REITs 1.1%
b
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/33 ....... United States 745,000 760,470
b
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 780,000 793,853
1,554,323
Specialty Retail 1.3%
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .....
United States 675,000 703,149
b ,d
Carvana Co. , Senior Secured Note , 144A, PIK, 9% , 6/01/31 ... United States 299,600 339,437
b
Specialty Building Products Holdings LLC / SBP Finance Corp. ,
Senior Secured Note , 144A, 7.75% , 10/15/29 ............. United States 180,000 183,013
b
White Cap Buyer LLC , Senior Note , 144A, 6.875% , 10/15/28 ... United States 595,000 593,774
1,819,373
Technology Hardware, Storage & Peripherals 0.4%
b
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note , 144A, 3.125% , 7/15/29 ................... United States 140,000 121,751
Senior Note , 144A, 5.875% , 7/15/30 ................... United States 370,000 377,369
499,120

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Textiles, Apparel & Luxury Goods 1.5%
b
Beach Acquisition Bidco LLC ,
d
Senior Note , 144A, PIK, 10% , 7/15/33 .................. United States 410,000 $ 443,276
Senior Secured Note , 144A, 5.25% , 7/15/32 ............. United States 275,000 EUR 331,750
b
Crocs, Inc. , Senior Note , 144A, 4.25% , 3/15/29 ............. United States 240,000 230,339
b
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 .......... United States 545,000 577,590
b
Levi Strauss & Co. , Senior Bond , 144A, 3.5% , 3/01/31 ....... United States 320,000 297,509
b
Under Armour, Inc. , Senior Note , 144A, 7.25% , 7/15/30 ....... United States 225,000 225,284
2,105,748
Trading Companies & Distributors 2.3%
b
Boise Cascade Co. , Senior Note , 144A, 4.875% , 7/01/30 ..... United States 575,000 563,685
b
EquipmentShare.com, Inc. ,
Secured Note , 144A, 9% , 5/15/28 ..................... United States 340,000 360,221
Secured Note , 144A, 8.625% , 5/15/32 .................. United States 245,000 264,819
b
Foundation Building Materials, Inc. , Senior Note , 144A, 6% ,
3/01/29 ......................................... United States 425,000 431,050
b
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 205,000 210,792
b
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 610,000 633,117
b
WESCO Distribution, Inc. ,
Senior Note , 144A, 6.375% , 3/15/29 ................... United States 90,000 92,774
Senior Note , 144A, 6.625% , 3/15/32 ................... United States 410,000 426,593
Senior Note , 144A, 6.375% , 3/15/33 ................... United States 165,000 171,161
3,154,212
Wireless Telecommunication Services 1.0%
b
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 795,000 836,861
b
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 515,000 549,160
1,386,021
Total Corporate Bonds (Cost $ 117,260,763 ) ...................................
120,300,572
Senior Floating Rate Interests 5.3%
Automobile Components 0.3%
g
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan , 8.18% , ( 1-month SOFR + 3.75% ), 10/04/28 ......... United States 367,405 362,855
g
Chemicals 0.6%
Hexion Holdings Corp., Second Lien, Initial CME Term Loan ,
11.701% , ( 1-month SOFR + 7.438% ), 3/15/30 ............ United States 285,882 283,166
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B1 , 7.5% , ( 1-month SOFR + 3.25% ), 4/03/28 .... Netherlands 276,539 277,346
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2 , 7.424% , ( 1-month SOFR + 3.25% ), 4/03/28 .. Netherlands 132,650 132,920
Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan ,
8.728% , ( 3-month SOFR + 4.25% ), 4/23/29 .............. United States 145,683 118,077
811,509
a a a a a a
Communications Equipment 0.3%
c,g
CommScope, Inc., First Lien, Initial CME Term Loan , 8.913% ,
( 1-month SOFR + 4.75% ), 12/18/29 .................... United States 405,000 410,478
g
Containers & Packaging 0.1%
c,h
Kleopatra Finco SARL, First Lien, USD CME Term Loan, B ,
14.157% , ( 1-month SOFR + 10% ), 10/27/25 .............. Luxembourg 23,222 20,705

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
g
Containers & Packaging (continued)
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B , 9.019% , ( 6-month SOFR + 4.725% ), 2/12/26 ...... Luxembourg 227,948 $ 113,903
134,608
a a a a a a
Distributors 0.2%
c,g
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan , 8.002% , ( 3-month SOFR + 4% ), 11/30/30 ........... United States 279,876 277,447
Food Products 0.3%
c,g
Froneri International Ltd., First Lien, CME Term Loan , 6.594% ,
( 12-month SOFR + 2.5% ), 7/16/32 ..................... United Kingdom 402,817 402,448
Health Care Equipment & Supplies 0.2%
g
Bausch + Lomb Corp., First Lien, Third Amendment CME Term
Loan , 8.413% , ( 1-month SOFR + 4.25% ), 1/15/31 ......... United States 329,930 330,549
g
Hotels, Restaurants & Leisure 0.5%
c
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B ,
7.413% , ( 1-month SOFR + 3.25% ), 1/29/29 .............. United States 409,175 409,048
Great Canadian Gaming Corp., First Lien, CME Term Loan, B ,
8.753% , ( 3-month SOFR + 4.75% ), 11/01/29 ............. Canada 45,004 43,514
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan , 7.036% , ( 3-month SOFR + 2.75% ), 4/04/29 . United States 183,148 181,849
634,411
a a a a a a
IT Services 0.2%
g
Fortress Intermediate 3, Inc., First Lien, CME Term Loan, B ,
7.255% , ( 1-month SOFR + 3% ), 6/27/31 ................ United States 253,088 254,669
Machinery 0.3%
g
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B , 6.913% , ( 1-month SOFR + 2.75% ), 10/23/28 .. United States 418,941 421,342
g
Media 0.5%
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan , 8.278% , ( 1-month SOFR + 4% ),
8/23/28 ......................................... United States 268,433 269,238
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B , 9.82% , ( 3-month SOFR + 5.25% ), 8/02/29 ........ United States 406,070 407,276
676,514
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.1%
g
Apollo Commercial Real Estate Finance, Inc., First Lien, Initial
CME Term Loan , 7.4% , ( 1-month SOFR + 3.25% ), 6/13/30 ... United States 116,708 117,619
g
Pharmaceuticals 0.4%
1261229 BC Ltd., First Lien, Initial CME Term Loan , 10.413% ,
( 1-month SOFR + 6.25% ), 10/08/30 .................... United States 219,450 216,775
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan , 8.163% , ( 1-month SOFR + 4% ), 4/23/31 ....... United States 406,890 408,204
624,979
a a a a a a
g
Software 0.3%
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B , 7.252% , ( 3-month SOFR + 3.25% ), 8/16/32 ....... United States 113,718 114,196

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
g
Software (continued)
Rocket Software, Inc., First Lien, CME Term Loan , 7.913% ,
( 1-month SOFR + 3.75% ), 11/28/28 .................... United States 280,737 $ 281,674
395,870
a a a a a a
g
Specialty Retail 0.4%
LBM Acquisition LLC, First Lien, Amendment No. 3 Incremental
CME Term Loan , 7.986% , ( 1-month SOFR + 3.75% ), 6/06/31 . United States 172,369 168,539
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C ,
7.416% , ( 1-month SOFR + 3.25% ), 10/19/29 ............. United States 375,712 376,213
544,752
a a a a a a
g
Textiles, Apparel & Luxury Goods 0.2%
Beach Acquisition Bidco LLC, First Lien, CME Term Loan, B1 ,
7.308% , ( 3-month SOFR + 3.25% ), 9/13/32 .............. United States 17,692 17,799
Flash Charm, Inc., First Lien, CME Term Loan, B2 , 7.796% ,
( 3-month SOFR + 3.5% ), 3/02/28 ...................... United States 286,366 252,002
269,801
a a a a a a
g
Trading Companies & Distributors 0.3%
Foundation Building Materials, Inc., First Lien, 2025 Incremental
CME Term Loan , 9.546% , ( 3-month SOFR + 5.25% ), 1/29/31 . United States 34,913 35,165
Foundation Building Materials, Inc., First Lien, CME Term Loan ,
8.308% , ( 3-month SOFR + 4% ), 1/29/31 ................ United States 376,190 377,302
412,467
a a a a a a
Wireless Telecommunication Services 0.1%
g
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan , 8.663% , ( 1-month SOFR + 4.5% ), 9/13/29 .......... United Kingdom 211,650 209,387
Total Senior Floating Rate Interests (Cost $ 7,409,097 ) .........................
7,291,705
Foreign Government and Agency Securities 0.2%
b ,e
Electricite de France SA , Junior Sub. Bond , 144A, 9.125% to
6/14/33, FRN thereafter , Perpetual ..................... France 200,000 232,045
Total Foreign Government and Agency Securities (Cost $ 200,000 ) ..............
232,045
Total Long Term Investments (Cost $ 128,009,189 ) .............................
132,125,077
a
Short Term Investments 3.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.1%
i
U.S. Treasury Bills , 2 .01% , 10/02/25 ..................... United States 200,000 199,977
Total U.S. Government and Agency Securities (Cost $ 199,977 ) ..................
199,977

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT High Yield Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2025, the Fund had the following forward exchange contracts outstanding.
See A bbreviations on page 240 .
Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 3.5%
j,k
Putnam Short Term Investment Fund , Class P , 4.364% ....... United States 4,740,681 $ 4,740,681
Total Management Investment Companies (Cost $ 4,740,681 ) ...................
4,740,681
Total Short Term Investments (Cost $ 4,940,658 ) ...............................
4,940,658
a
Total Investments (Cost $ 132,949,847 ) 100.1% ................................
$137,065,735
Other Assets, less Liabilities (0.1) % .........................................
(123,146)
Net Assets 100.0% .........................................................
$136,942,589
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $109,123,115, representing 79.7% of net assets.
c
A portion or all of the security purchased on a delayed delivery basis.
d
Income may be received in additional securities and/or cash.
e
Perpetual security with no stated maturity date.
f
The coupon rate shown represents the rate at period end.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
i
The rate shown represents the yield at period end.
j
See Note 3 regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... HSBK Sell 310,200 421,591 12/17/25 $ 4,363 $ —
Euro ............. HSBK Sell 2,871,100 3,393,606 12/17/25 7,717 —
Total Forward Exchange Contracts ................................................... $12,080 $—
Net unrealized appreciation (depreciation) ............................................ $12,080
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Variable Trust
Schedule of Investments (unaudited), September 30, 2025
Putnam VT Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 44.3%
Aerospace & Defense 1.4%
a
BAE Systems plc ,
Senior Bond , 144A, 5.3% , 3/26/34 ..................... United Kingdom 205,000 $ 212,512
Senior Bond , 144A, 5.5% , 3/26/54 ..................... United Kingdom 200,000 203,195
Boeing Co. (The) ,
Senior Bond , 2.95% , 2/01/30 ......................... United States 25,000 23,548
Senior Bond , 6.125% , 2/15/33 ........................ United States 55,000 59,316
Senior Bond , 3.6% , 5/01/34 .......................... United States 36,000 32,580
Senior Bond , 3.25% , 2/01/35 ......................... United States 30,000 26,048
Senior Bond , 3.5% , 3/01/39 .......................... United States 30,000 24,305
Senior Bond , 6.875% , 3/15/39 ........................ United States 70,000 79,325
Senior Bond , 3.375% , 6/15/46 ........................ United States 205,000 146,193
Senior Bond , 3.9% , 5/01/49 .......................... United States 76,000 57,489
Senior Bond , 6.858% , 5/01/54 ........................ United States 80,000 91,317
Senior Bond , 3.95% , 8/01/59 ......................... United States 70,000 50,349
Senior Note , 2.196% , 2/04/26 ........................ United States 357,000 354,341
Senior Note , 6.259% , 5/01/27 ........................ United States 20,000 20,586
Senior Note , 6.298% , 5/01/29 ........................ United States 30,000 31,846
Howmet Aerospace, Inc. ,
Senior Bond , 6.75% , 1/15/28 ......................... United States 135,000 142,869
Senior Bond , 5.95% , 2/01/37 ......................... United States 16,000 17,337
Senior Note , 3% , 1/15/29 ........................... United States 142,000 137,051
a
TransDigm, Inc. , Senior Sub. Note , 144A, 6.75% , 1/31/34 ..... United States 255,000 263,842
1,974,049
Automobiles 0.3%
a
Hyundai Capital America ,
Senior Bond , 144A, 6.375% , 4/08/30 ................... United States 8,000 8,552
Senior Note , 144A, 6.5% , 1/16/29 ..................... United States 295,000 312,809
Senior Note , 144A, 5.35% , 3/19/29 .................... United States 41,000 42,127
Senior Note , 144A, 4.55% , 9/26/29 .................... United States 50,000 50,121
Senior Note , 144A, 5.4% , 1/08/31 ..................... United States 20,000 20,632
Senior Note , 144A, 5.4% , 6/23/32 ..................... United States 20,000 20,609
454,850
Banks 6.4%
a ,b
Australia & New Zealand Banking Group Ltd. , Junior Sub. Bond ,
144A, 6.75% to 6/14/26, FRN thereafter , Perpetual ......... Australia 200,000 202,759
Banco Santander SA ,
Senior Non-Preferred Bond , 4.379% , 4/12/28 ............ Spain 200,000 200,564
Sub. Bond , 6.921% , 8/08/33 ......................... Spain 200,000 222,496
Bank of America Corp. ,
Senior Bond , 2.496% to 2/12/30, FRN thereafter , 2/13/31 ... United States 195,000 180,526
Senior Bond , 5.468% to 1/22/34, FRN thereafter , 1/23/35 ... United States 50,000 52,241
Senior Note , 6.204% to 11/09/27, FRN thereafter , 11/10/28 .. United States 100,000 104,234
c
Sub. Bond , FRN , 5.059% , ( 3-month SOFR + 1.022% ), 9/15/26 United States 100,000 100,516
Sub. Bond , 5.425% to 8/14/34, FRN thereafter , 8/15/35 ..... United States 100,000 102,047
Sub. Bond , 6.11% , 1/29/37 .......................... United States 300,000 323,734
Sub. Bond , 3.846% to 3/07/32, FRN thereafter , 3/08/37 ..... United States 604,000 564,510
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 200,000 208,953
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 200,000 206,280
a
CaixaBank SA , Senior Non-Preferred Note , 144A, 5.673% to
3/14/29, FRN thereafter , 3/15/30 ...................... Spain 200,000 207,516

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Citigroup, Inc. ,
b
CC , Junior Sub. Bond , 7.125% to 8/14/29, FRN thereafter ,
Perpetual ....................................... United States 70,000 $ 72,421
b
GG , Junior Sub. Bond , 6.875% to 8/14/30, FRN thereafter ,
Perpetual ....................................... United States 259,000 267,197
Sub. Bond , 4.45% , 9/29/27 .......................... United States 500,000 502,166
Sub. Bond , 6.174% to 5/24/33, FRN thereafter , 5/25/34 ..... United States 76,000 80,892
a
Commonwealth Bank of Australia , Sub. Bond , 144A, 5.837% ,
3/13/34 ......................................... Australia 200,000 210,320
a
Credit Agricole SA , Sub. Bond , 144A, 4% to 1/09/28, FRN
thereafter , 1/10/33 ................................. France 250,000 246,304
Fifth Third Bancorp ,
Senior Note , 6.339% to 7/26/28, FRN thereafter , 7/27/29 .... United States 115,000 121,195
Senior Note , 4.895% to 9/05/29, FRN thereafter , 9/06/30 .... United States 60,000 60,989
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 107,000 111,123
ING Groep NV , Senior Note , 6.083% to 9/10/26, FRN thereafter ,
9/11/27 ......................................... Netherlands 200,000 203,446
a
Intesa Sanpaolo SpA , Sub. Bond , 144A, 4.198% to 5/31/31, FRN
thereafter , 6/01/32 ................................. Italy 210,000 198,637
JPMorgan Chase & Co. ,
b
KK , Junior Sub. Bond , 3.65% to 5/31/26, FRN thereafter ,
Perpetual ....................................... United States 87,000 86,152
c
W , Junior Sub. Bond , FRN , 5.473% , ( 3-month SOFR +
1.262% ), 5/15/47 ................................. United States 63,000 55,307
Senior Bond , 5.294% to 7/21/34, FRN thereafter , 7/22/35 ... United States 125,000 129,155
Senior Bond , 5.502% to 1/23/35, FRN thereafter , 1/24/36 ... United States 34,000 35,589
Senior Note , 6.07% to 10/21/26, FRN thereafter , 10/22/27 ... United States 155,000 158,110
Senior Note , 5.14% to 1/23/30, FRN thereafter , 1/24/31 ..... United States 86,000 88,839
Sub. Bond , 2.956% to 5/12/30, FRN thereafter , 5/13/31 ..... United States 300,000 281,431
Sub. Bond , 5.717% to 9/13/32, FRN thereafter , 9/14/33 ..... United States 380,000 402,033
Sub. Bond , 5.576% to 7/22/35, FRN thereafter , 7/23/36 ..... United States 60,000 62,244
Lloyds Banking Group plc , Sub. Bond , 3.369% to 12/13/41, FRN
thereafter , 12/14/46 ................................ United Kingdom 305,000 226,192
NatWest Group plc , Senior Note , 5.847% to 3/01/26, FRN
thereafter , 3/02/27 ................................. United Kingdom 200,000 201,222
PNC Financial Services Group, Inc. (The) ,
Senior Bond , 5.373% to 7/20/35, FRN thereafter , 7/21/36 ... United States 40,000 41,178
Sub. Bond , 4.626% to 6/05/32, FRN thereafter , 6/06/33 ..... United States 350,000 347,503
Royal Bank of Canada , Sub. Bond , 4.65% , 1/27/26 ..........
Canada 140,000 140,094
Toronto-Dominion Bank (The) ,
Junior Sub. Bond , 8.125% to 10/30/27, FRN thereafter ,
10/31/82 ........................................ Canada 200,000 211,660
Sub. Bond , 3.625% to 9/14/26, FRN thereafter , 9/15/31 ..... Canada 180,000 178,567
Truist Financial Corp. , Senior Bond , 5.711% to 1/23/34, FRN
thereafter , 1/24/35 ................................. United States 120,000 125,966
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 260,000 224,207
Wells Fargo & Co. ,
b
BB , Junior Sub. Bond , 3.9% to 3/14/26, FRN thereafter ,
Perpetual ....................................... United States 50,000 49,574
Senior Note , 5.574% to 7/24/28, FRN thereafter , 7/25/29 .... United States 125,000 129,571
Wells Fargo Bank NA , Sub. Bond , 6.6% , 1/15/38 ............
United States 495,000 559,238
Westpac Banking Corp. , Sub. Bond , 4.421% , 7/24/39 ........
Australia 185,000 171,455
8,656,353

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Biotechnology 0.6%
AbbVie, Inc. , Senior Bond , 5.05% , 3/15/34 ................
United States 61,000 $ 62,791
Amgen, Inc. ,
Senior Bond , 3.2% , 11/02/27 ......................... United States 218,000 214,500
Senior Bond , 5.65% , 3/02/53 ......................... United States 98,000 97,817
Senior Note , 5.25% , 3/02/30 ......................... United States 273,000 283,050
Biogen, Inc. ,
Senior Bond , 2.25% , 5/01/30 ......................... United States 145,000 132,329
Senior Bond , 3.25% , 2/15/51 ......................... United States 105,000 68,841
859,328
Broadline Retail 0.1%
a
Wayfair LLC , Senior Secured Note , 144A, 7.75% , 9/15/30 ..... United States 165,000 173,456
Building Products 0.3%
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 65,000 65,816
Johnson Controls International plc , Senior Note , 3.9% , 2/14/26 .
United States 138,000 137,722
a
Standard Industries, Inc. , Senior Bond , 144A, 4.375% , 7/15/30 . United States 275,000 263,843
467,381
Capital Markets 3.0%
Ares Capital Corp. ,
Senior Note , 3.875% , 1/15/26 ........................ United States 175,000 174,707
Senior Note , 7% , 1/15/27 ........................... United States 35,000 36,038
Senior Note , 5.95% , 7/15/29 ......................... United States 58,000 59,941
Bank of New York Mellon (The) , Senior Note , 4.729% to 4/19/28,
FRN thereafter , 4/20/29 ............................. United States 250,000 254,158
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 112,000 109,908
Deutsche Bank AG , Senior Non-Preferred Note , 2.311% to
11/15/26, FRN thereafter , 11/16/27 ..................... Germany 150,000 146,735
Goldman Sachs Group, Inc. (The) , Senior Bond , 4.223% to
4/30/28, FRN thereafter , 5/01/29 ...................... United States 353,000 353,490
Intercontinental Exchange, Inc. ,
Senior Note , 4% , 9/15/27 ........................... United States 200,000 200,043
Senior Note , 4.35% , 6/15/29 ......................... United States 49,000 49,454
a
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 185,000 192,292
Jefferies Financial Group, Inc. ,
Senior Note , 4.5% , 9/15/26 .......................... United States 190,000 190,407
Senior Note , 6.2% , 4/14/34 .......................... United States 75,000 79,770
a
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% ,
7/01/29 ......................................... United States 110,000 108,096
LPL Holdings, Inc. ,
Senior Note , 6.75% , 11/17/28 ........................ United States 41,000 43,776
Senior Note , 5.2% , 3/15/30 .......................... United States 179,000 183,027
a
Senior Note , 144A, 4.625% , 11/15/27 .................. United States 50,000 49,917
Moody's Corp. , Senior Bond , 5.25% , 7/15/44 ...............
United States 108,000 105,842
Morgan Stanley ,
Senior Note , 5.123% to 1/31/28, FRN thereafter , 2/01/29 .... United States 35,000 35,758
Senior Note , 4.994% to 4/11/28, FRN thereafter , 4/12/29 .... United States 67,000 68,346
Senior Note , 5.23% to 1/14/30, FRN thereafter , 1/15/31 ..... United States 15,000 15,485
Sub. Bond , 3.95% , 4/23/27 .......................... United States 760,000 758,573
Sub. Bond , 5.297% to 4/19/32, FRN thereafter , 4/20/37 ..... United States 314,000 318,648
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..... United States 12,000 12,586
Sub. Bond , 5.942% to 2/06/34, FRN thereafter , 2/07/39 ..... United States 60,000 62,841

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
a
MSCI, Inc. ,
Senior Bond , 144A, 3.625% , 9/01/30 ................... United States 111,000 $ 105,990
Senior Bond , 144A, 3.25% , 8/15/33 .................... United States 250,000 223,509
Nasdaq, Inc. , Senior Bond , 5.55% , 2/15/34 ................
United States 19,000 19,960
S&P Global, Inc. ,
Senior Bond , 2.5% , 12/01/29 ......................... United States 70,000 65,716
Senior Note , 4.75% , 8/01/28 ......................... United States 65,000 66,236
4,091,249
Chemicals 0.4%
Celanese US Holdings LLC ,
Senior Note , 1.4% , 8/05/26 .......................... United States 65,000 63,022
Senior Note , 6.665% , 7/15/27 ........................ United States 22,000 22,583
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 255,000 269,476
Huntsman International LLC ,
Senior Bond , 4.5% , 5/01/29 .......................... United States 150,000 143,612
Senior Bond , 5.7% , 10/15/34 ......................... United States 5,000 4,560
Nutrien Ltd. , Senior Bond , 2.95% , 5/13/30 .................
Canada 10,000 9,428
512,681
Commercial Services & Supplies 0.5%
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 335,000 346,051
Waste Connections, Inc. ,
Senior Bond , 3.5% , 5/01/29 .......................... United States 110,000 108,167
Senior Bond , 3.2% , 6/01/32 .......................... United States 22,000 20,383
Senior Bond , 5% , 3/01/34 ........................... United States 40,000 40,864
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 93,000 95,535
611,000
Communications Equipment 0.2%
Motorola Solutions, Inc. ,
Senior Bond , 2.3% , 11/15/30 ......................... United States 35,000 31,648
Senior Note , 4.85% , 8/15/30 ......................... United States 40,000 40,779
Senior Note , 5.2% , 8/15/32 .......................... United States 133,000 137,134
209,561
Construction & Engineering 0.2%
MasTec, Inc. , Senior Note , 5.9% , 6/15/29 .................
United States 320,000 335,193
Consumer Finance 1.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.3% , 1/30/32 .......................... Ireland 245,000 225,756
Senior Note , 5.1% , 1/19/29 .......................... Ireland 150,000 153,643
a
Aircastle Ltd. / Aircastle Ireland DAC , Senior Note , 144A, 5.25% ,
3/15/30 ......................................... United States 150,000 153,090
Ally Financial, Inc. ,
Senior Bond , 8% , 11/01/31 .......................... United States 145,000 165,366
Senior Note , 4.75% , 6/09/27 ......................... United States 20,000 20,113
American Express Co. , Senior Note , 5.098% to 2/15/27, FRN
thereafter , 2/16/28 ................................. United States 50,000 50,677
a
Avolon Holdings Funding Ltd. ,
Senior Note , 144A, 5.75% , 11/15/29 ................... Ireland 166,000 172,544
Senior Note , 144A, 4.9% , 10/10/30 .................... Ireland 170,000 171,016

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
Capital One Financial Corp. ,
Senior Note , 4.493% to 9/10/30, FRN thereafter , 9/11/31 .... United States 30,000 $ 29,768
Senior Note , 7.624% to 10/29/30, FRN thereafter , 10/30/31 .. United States 132,000 149,329
Sub. Bond , 2.359% to 7/28/31, FRN thereafter , 7/29/32 ..... United States 225,000 194,263
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 305,000 308,177
General Motors Financial Co., Inc. ,
Senior Note , 5.8% , 1/07/29 .......................... United States 140,000 145,534
Senior Note , 4.9% , 10/06/29 ......................... United States 91,000 92,080
a
Macquarie Airfinance Holdings Ltd. ,
Senior Note , 144A, 5.15% , 3/17/30 .................... United Kingdom 100,000 101,438
Senior Note , 144A, 6.5% , 3/26/31 ..................... United Kingdom 114,000 122,293
OneMain Finance Corp. , Senior Note , 7.5% , 5/15/31 .........
United States 250,000 261,560
2,516,647
Consumer Staples Distribution & Retail 0.5%
a
7-Eleven, Inc. ,
Senior Bond , 144A, 1.8% , 2/10/31 ..................... United States 34,000 29,563
Senior Note , 144A, 1.3% , 2/10/28 ..................... United States 303,000 283,374
a
Alimentation Couche-Tard, Inc. ,
Senior Bond , 144A, 3.55% , 7/26/27 .................... Canada 260,000 257,621
Senior Bond , 144A, 2.95% , 1/25/30 .................... Canada 134,000 126,623
697,181
Containers & Packaging 0.3%
Berry Global, Inc. ,
Senior Secured Note , 1.57% , 1/15/26 .................. United States 104,000 103,114
Senior Secured Note , 1.65% , 1/15/27 .................. United States 155,000 150,205
Senior Secured Note , 5.5% , 4/15/28 ................... United States 13,000 13,372
a
Senior Secured Note , 144A, 4.875% , 7/15/26 ............ United States 3,000 3,000
WestRock MWV LLC ,
Senior Bond , 8.2% , 1/15/30 .......................... United States 105,000 120,442
Senior Bond , 7.95% , 2/15/31 ......................... United States 39,000 45,108
435,241
Diversified Consumer Services 0.0%
†
Service Corp. International , Senior Bond , 3.375% , 8/15/30 ....
United States 15,000 13,913
Diversified REITs 0.5%
GLP Capital LP / GLP Financing II, Inc. , Senior Bond , 6.75% ,
12/01/33 ........................................ United States 60,000 65,055
VICI Properties LP ,
Senior Bond , 5.75% , 4/01/34 ......................... United States 70,000 72,777
Senior Note , 4.75% , 2/15/28 ......................... United States 58,000 58,500
a
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note , 144A, 4.5% , 9/01/26 ..................... United States 145,000 145,039
Senior Note , 144A, 3.75% , 2/15/27 .................... United States 22,000 21,766
Senior Note , 144A, 3.875% , 2/15/29 ................... United States 410,000 400,553
763,690
Diversified Telecommunication Services 0.9%
AT&T, Inc. ,
Senior Bond , 2.55% , 12/01/33 ........................ United States 162,000 138,011
Senior Bond , 4.75% , 5/15/46 ......................... United States 335,000 299,353
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 149,000 160,301

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
TELUS Corp. , Junior Sub. Bond , 6.625% to 10/14/30, FRN
thereafter , 10/15/55 ................................ Canada 110,000 $ 113,277
Verizon Communications, Inc. ,
Senior Bond , 4.4% , 11/01/34 ......................... United States 85,000 82,026
Senior Bond , 4.272% , 1/15/36 ........................ United States 150,000 140,748
a
Senior Bond , 144A, 5.401% , 7/02/37 ................... United States 117,000 118,919
Senior Note , 2.1% , 3/22/28 .......................... United States 250,000 238,494
1,291,129
Electric Utilities 4.1%
American Electric Power Co., Inc. ,
C , Junior Sub. Bond , 5.8% to 3/14/31, FRN thereafter , 3/15/56 United States 180,000 179,819
D , Junior Sub. Bond , 6.05% to 3/14/36, FRN thereafter ,
3/15/56 ......................................... United States 60,000 60,234
Senior Bond , 5.625% , 3/01/33 ........................ United States 45,000 47,328
Senior Bond , 3.25% , 3/01/50 ......................... United States 100,000 67,413
J , Senior Bond , 4.3% , 12/01/28 ....................... United States 210,000 211,012
a
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 65,000 58,350
DTE Electric Co. , Senior Bond , 5.25% , 5/15/35 .............
United States 45,000 46,340
Duke Energy Carolinas LLC , Senior Bond , 4.95% , 1/15/33 ....
United States 90,000 92,581
Duke Energy Corp. ,
Senior Bond , 3.15% , 8/15/27 ......................... United States 180,000 177,190
Senior Bond , 5.45% , 6/15/34 ......................... United States 29,000 30,185
Senior Bond , 4.2% , 6/15/49 .......................... United States 65,000 52,390
Senior Bond , 5.8% , 6/15/54 .......................... United States 21,000 21,241
Senior Note , 4.85% , 1/05/29 ......................... United States 25,000 25,486
Duke Energy Ohio, Inc. ,
Senior Bond , 3.65% , 2/01/29 ......................... United States 97,000 95,910
Senior Bond , 5.25% , 4/01/33 ......................... United States 65,000 67,362
a
Enel Finance International NV , Senior Bond , 144A, 7.5% ,
10/14/32 ........................................ Italy 200,000 230,691
Evergy Kansas Central, Inc. , Senior Bond , 5.7% , 3/15/53 .....
United States 60,000 60,864
a
Evergy Missouri West, Inc. , Senior Note , 144A, 5.15% , 12/15/27 United States 165,000 168,086
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 165,000 169,523
Exelon Corp. ,
Senior Bond , 5.625% , 6/15/35 ........................ United States 225,000 234,954
Senior Note , 5.15% , 3/15/29 ......................... United States 280,000 288,146
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 45,000 45,319
Florida Power & Light Co. , Senior Bond , 4.125% , 2/01/42 .....
United States 203,000 176,831
Georgia Power Co. ,
Senior Bond , 4.95% , 5/17/33 ......................... United States 270,000 275,534
Senior Bond , 5.25% , 3/15/34 ......................... United States 10,000 10,320
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 105,000 102,896
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 3.55% , 5/01/27 ......................... United States 100,000 99,195
Senior Bond , 5.9% , 3/15/55 .......................... United States 25,000 25,793
Senior Note , 5.3% , 3/15/32 .......................... United States 80,000 83,132
Northern States Power Co. , Senior Bond , 5.05% , 5/15/35 .....
United States 65,000 66,342
a
NRG Energy, Inc. , Senior Secured Note , 144A, 2% , 12/02/25 .. United States 191,000 190,003
Oncor Electric Delivery Co. LLC ,
Senior Secured Bond , 5.75% , 3/15/29 .................. United States 161,000 168,654
Senior Secured Bond , 4.95% , 9/15/52 .................. United States 95,000 86,671

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Oncor Electric Delivery Co. LLC, (continued)
Senior Secured Note , 3.7% , 11/15/28 .................. United States 90,000 $ 89,039
Pacific Gas and Electric Co. ,
Senior Bond , 5.9% , 6/15/32 .......................... United States 64,000 66,958
Senior Bond , 4.95% , 7/01/50 ......................... United States 145,000 124,562
Senior Bond , 6.75% , 1/15/53 ......................... United States 75,000 80,864
Senior Note , 2.1% , 8/01/27 .......................... United States 100,000 96,149
Senior Note , 3.3% , 12/01/27 ......................... United States 190,000 185,996
Senior Note , 6.1% , 1/15/29 .......................... United States 45,000 47,090
Southern Co. (The) ,
Senior Bond , 5.7% , 3/15/34 .......................... United States 85,000 89,820
Senior Note , 5.5% , 3/15/29 .......................... United States 10,000 10,402
Virginia Electric and Power Co. ,
Senior Bond , 5.05% , 8/15/34 ......................... United States 120,000 121,716
C , Senior Bond , 4.9% , 9/15/35 ....................... United States 85,000 84,591
a
Vistra Operations Co. LLC ,
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 82,000 81,403
Senior Secured Bond , 144A, 6.95% , 10/15/33 ............ United States 9,000 10,045
Senior Secured Bond , 144A, 6% , 4/15/34 ............... United States 80,000 84,407
Senior Secured Note , 144A, 3.7% , 1/30/27 .............. United States 465,000 460,842
Xcel Energy, Inc. ,
Senior Bond , 5.45% , 8/15/33 ......................... United States 170,000 175,975
Senior Bond , 5.6% , 4/15/35 .......................... United States 90,000 93,371
5,619,025
Electrical Equipment 0.2%
a
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 304,000 297,222
Entertainment 0.2%
a
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 .......... United States 242,000 253,303
Financial Services 0.1%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 100,000 98,520
Food Products 0.9%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note , 3% , 2/02/29 ........................... United States 157,000 150,592
Senior Note , 5.75% , 4/01/33 ......................... United States 19,000 19,854
Senior Note , 6.75% , 3/15/34 ......................... United States 65,000 71,899
a
JBS USA Holding Lux SARL / JBS USA Foods Group Holdings,
Inc. / JBS USA Food Co. , Senior Bond , 144A, 5.5% , 1/15/36 . United States 110,000 112,402
a
JBS USA LUX SARL / JBS USA Food Co. / JBS USA Foods
Group, Inc. , Senior Bond , 144A, 5.95% , 4/20/35 ........... United States 25,000 26,288
Kellanova ,
Senior Bond , 4.5% , 4/01/46 .......................... United States 18,000 15,788
B , Senior Bond , 7.45% , 4/01/31 ....................... United States 30,000 34,388
Kraft Heinz Foods Co. ,
Senior Bond , 6.875% , 1/26/39 ........................ United States 50,000 55,817
Senior Bond , 4.625% , 10/01/39 ....................... United States 50,000 45,778
a
Mars, Inc. ,
Senior Bond , 144A, 5.65% , 5/01/45 .................... United States 70,000 71,057
Senior Bond , 144A, 2.45% , 7/16/50 .................... United States 100,000 59,128
Senior Bond , 144A, 5.7% , 5/01/55 ..................... United States 55,000 55,752
Senior Bond , 144A, 5.8% , 5/01/65 ..................... United States 35,000 35,723

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
a
Mars, Inc., (continued)
Senior Note , 144A, 4.65% , 4/20/31 .................... United States 16,000 $ 16,247
Senior Note , 144A, 5% , 3/01/32 ...................... United States 355,000 363,340
Senior Note , 144A, 5.2% , 3/01/35 ..................... United States 75,000 76,699
Pilgrim's Pride Corp. , Senior Note , 3.5% , 3/01/32 ...........
United States 30,000 27,484
1,238,236
Gas Utilities 0.1%
CenterPoint Energy Resources Corp. , Senior Bond , 5.4% ,
7/01/34 ......................................... United States 115,000 118,811
Ground Transportation 0.8%
a
Ashtead Capital, Inc. ,
Senior Bond , 144A, 4.375% , 8/15/27 ................... United Kingdom 200,000 200,064
Senior Bond , 144A, 5.95% , 10/15/33 ................... United Kingdom 200,000 211,530
a
ERAC USA Finance LLC ,
Senior Bond , 144A, 3.3% , 12/01/26 .................... United States 40,000 39,617
Senior Bond , 144A, 7% , 10/15/37 ..................... United States 83,000 96,864
a
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond , 144A, 3.4% , 11/15/26 .................... United States 133,000 131,660
Senior Note , 144A, 4.4% , 7/01/27 ..................... United States 110,000 110,312
Ryder System, Inc. , Senior Note , 4.95% , 9/01/29 ............
United States 200,000 204,886
994,933
Health Care Equipment & Supplies 0.2%
Becton Dickinson & Co. , Senior Bond , 2.823% , 5/20/30 .......
United States 45,000 42,185
GE HealthCare Technologies, Inc. , Senior Note , 4.8% , 8/14/29 .
United States 225,000 229,581
271,766
Health Care Providers & Services 1.5%
Centene Corp. , Senior Note , 2.625% , 8/01/31 ..............
United States 180,000 154,747
CVS Health Corp. ,
Junior Sub. Bond , 7% to 3/09/30, FRN thereafter , 3/10/55 ... United States 45,000 47,315
Senior Bond , 4.78% , 3/25/38 ......................... United States 292,000 273,799
Senior Note , 5% , 9/15/32 ........................... United States 117,000 118,478
Elevance Health, Inc. ,
Senior Bond , 2.25% , 5/15/30 ......................... United States 215,000 196,298
Senior Bond , 5.125% , 2/15/53 ........................ United States 65,000 59,415
HCA, Inc. ,
Senior Bond , 5.25% , 6/15/26 ......................... United States 35,000 35,072
Senior Bond , 4.5% , 2/15/27 .......................... United States 66,000 66,139
Senior Bond , 4.125% , 6/15/29 ........................ United States 30,000 29,748
Senior Bond , 5.6% , 4/01/34 .......................... United States 41,000 42,577
Senior Bond , 6% , 4/01/54 ........................... United States 54,000 54,142
Senior Note , 3.625% , 3/15/32 ........................ United States 50,000 46,921
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 165,000 170,239
Icon Investments Six DAC , Senior Secured Note , 5.849% ,
5/08/29 ......................................... United States 200,000 208,822
UnitedHealth Group, Inc. ,
Senior Note , 3.85% , 6/15/28 ......................... United States 370,000 368,886
Senior Note , 5.3% , 6/15/35 .......................... United States 110,000 113,755
1,986,353

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure 1.1%
a
Carnival Corp. ,
Senior Note , 144A, 5.125% , 5/01/29 ................... United States 185,000 $ 185,000
Senior Note , 144A, 5.75% , 3/15/30 .................... United States 133,000 135,880
Senior Note , 144A, 5.75% , 8/01/32 .................... United States 75,000 76,420
Senior Secured Note , 144A, 4% , 8/01/28 ................ United States 533,000 525,725
Hyatt Hotels Corp. ,
Senior Note , 5.75% , 1/30/27 ......................... United States 22,000 22,421
Senior Note , 5.05% , 3/30/28 ......................... United States 80,000 81,321
Senior Note , 5.25% , 6/30/29 ......................... United States 105,000 107,730
Senior Note , 5.375% , 12/15/31 ....................... United States 75,000 76,721
Marriott International, Inc. , GG , Senior Bond , 3.5% , 10/15/32 ...
United States 210,000 194,703
Royal Caribbean Cruises Ltd. ,
d
Senior Bond , 5.375% , 1/15/36 ........................ United States 90,000 90,560
a
Senior Note , 144A, 5.5% , 4/01/28 ..................... United States 20,000 20,393
1,516,874
Household Durables 0.4%
DR Horton, Inc. ,
Senior Bond , 5% , 10/15/34 .......................... United States 225,000 227,672
Senior Bond , 5.5% , 10/15/35 ......................... United States 95,000 98,561
Toll Brothers Finance Corp. ,
Senior Bond , 4.35% , 2/15/28 ......................... United States 73,000 73,234
Senior Bond , 3.8% , 11/01/29 ......................... United States 145,000 142,012
541,479
Independent Power and Renewable Electricity Producers 0.8%
AES Corp. (The) , Senior Note , 1.375% , 1/15/26 ............
United States 140,000 138,722
a
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 200,000 213,935
Constellation Energy Generation LLC ,
Senior Bond , 6.125% , 1/15/34 ........................ United States 44,000 47,916
Senior Bond , 6.5% , 10/01/53 ......................... United States 106,000 118,253
Senior Bond , 5.75% , 3/15/54 ......................... United States 43,000 43,616
Senior Note , 5.6% , 3/01/28 .......................... United States 272,000 281,198
Southern Power Co. ,
B , Senior Bond , 4.9% , 10/01/35 ....................... United States 55,000 54,272
A , Senior Note , 4.25% , 10/01/30 ...................... United States 30,000 29,834
927,746
Insurance 1.9%
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 95,000 97,018
a
Athene Global Funding ,
Secured Note , 144A, 5.526% , 7/11/31 .................. United States 80,000 82,521
Secured Note , 144A, 5.322% , 11/13/31 ................. United States 74,000 75,777
Senior Secured Bond , 144A, 5.543% , 8/22/35 ............ United States 175,000 177,432
Athene Holding Ltd. ,
Senior Bond , 5.875% , 1/15/34 ........................ United States 40,000 41,919
Senior Bond , 6.25% , 4/01/54 ......................... United States 35,000 35,728
Berkshire Hathaway Finance Corp. , Senior Bond , 4.3% , 5/15/43
United States 210,000 189,602
Brown & Brown, Inc. ,
Senior Bond , 5.55% , 6/23/35 ......................... United States 110,000 113,242
Senior Note , 4.9% , 6/23/30 .......................... United States 92,000 93,309
Senior Note , 5.25% , 6/23/32 ......................... United States 82,000 84,144
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 65,000 65,652

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
a
CNO Global Funding ,
Secured Note , 144A, 2.65% , 1/06/29 ................... United States 150,000 $ 142,000
Secured Note , 144A, 4.95% , 9/09/29 ................... United States 95,000 96,964
a
Corebridge Global Funding , Secured Note , 144A, 5.2% , 6/24/29 United States 305,000 313,377
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 60,000 62,591
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 140,000 141,897
a
Liberty Mutual Group, Inc. , Senior Bond , 144A, 5.5% , 6/15/52 .. United States 200,000 191,564
Marsh & McLennan Cos., Inc. , Senior Bond , 4.375% , 3/15/29 ..
United States 194,000 195,829
a
Massachusetts Mutual Life Insurance Co. , Sub. Bond , 144A,
3.729% , 10/15/70 .................................. United States 29,000 19,539
a
Mutual of Omaha Cos. Global Funding , Secured Note , 144A,
5.8% , 7/27/26 .................................... United States 125,000 126,783
a
Nippon Life Insurance Co. , Sub. Bond , 144A, 6.5% to 4/29/35,
FRN thereafter , 4/30/55 ............................. Japan 200,000 215,538
a
Teachers Insurance & Annuity Association of America , Sub. Bond ,
144A, 6.85% , 12/16/39 .............................. United States 170,000 195,301
2,757,727
Interactive Media & Services 0.3%
Meta Platforms, Inc. ,
Senior Bond , 5.4% , 8/15/54 .......................... United States 297,000 293,664
Senior Bond , 5.75% , 5/15/63 ......................... United States 140,000 144,100
Senior Bond , 5.55% , 8/15/64 ......................... United States 30,000 29,803
467,567
IT Services 0.3%
a
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 270,000 262,639
a
Gartner, Inc. ,
Senior Note , 144A, 3.625% , 6/15/29 ................... United States 80,000 76,670
Senior Note , 144A, 3.75% , 10/01/30 ................... United States 49,000 46,288
385,597
Leisure Products 0.2%
Brunswick Corp. ,
Senior Bond , 2.4% , 8/18/31 .......................... United States 44,000 38,273
Senior Bond , 5.1% , 4/01/52 .......................... United States 154,000 123,577
Senior Note , 5.85% , 3/18/29 ......................... United States 50,000 51,798
213,648
Life Sciences Tools & Services 0.2%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 105,000 105,517
Thermo Fisher Scientific, Inc. , Senior Note , 2.6% , 10/01/29 ....
United States 135,000 127,648
233,165
Machinery 0.4%
a
Daimler Truck Finance North America LLC , Senior Note , 144A,
5.125% , 9/25/27 ................................... Germany 355,000 360,895
Oshkosh Corp. ,
Senior Bond , 4.6% , 5/15/28 .......................... United States 125,000 126,086
Senior Bond , 3.1% , 3/01/30 .......................... United States 15,000 14,162
501,143

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media 0.9%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond , 5.85% , 12/01/35 ................. United States 10,000 $ 10,099
Senior Secured Bond , 3.5% , 3/01/42 ................... United States 100,000 72,066
Senior Secured Note , 2.25% , 1/15/29 .................. United States 168,000 156,275
Interpublic Group of Cos., Inc. (The) , Senior Bond , 4.65% ,
10/01/28 ........................................ United States 150,000 151,240
Paramount Global ,
Senior Bond , 4.2% , 6/01/29 .......................... United States 230,000 226,166
Senior Bond , 4.95% , 1/15/31 ......................... United States 40,000 39,553
Senior Bond , 4.375% , 3/15/43 ........................ United States 20,000 15,446
Senior Note , 3.7% , 6/01/28 .......................... United States 18,000 17,615
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 334,000 391,979
Time Warner Cable LLC , Senior Secured Bond , 4.5% , 9/15/42 .
United States 115,000 92,451
1,172,890
Metals & Mining 0.2%
a
Glencore Funding LLC ,
Senior Bond , 144A, 4% , 3/27/27 ...................... Australia 124,000 123,471
Senior Bond , 144A, 5.634% , 4/04/34 ................... Australia 20,000 20,824
Senior Note , 144A, 6.375% , 10/06/30 .................. Australia 70,000 75,606
219,901
Multi-Utilities 1.0%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 75,000 76,713
Berkshire Hathaway Energy Co. , Senior Bond , 4.25% , 10/15/50
United States 100,000 82,000
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 85,000 74,357
Dominion Energy, Inc. ,
Junior Sub. Bond , 6.2% to 2/14/36, FRN thereafter , 2/15/56 .. United States 90,000 90,672
C , Senior Bond , 4.9% , 8/01/41 ....................... United States 135,000 125,110
DTE Energy Co. ,
Senior Bond , 5.85% , 6/01/34 ......................... United States 45,000 47,840
Senior Note , 4.95% , 7/01/27 ......................... United States 145,000 146,876
NiSource, Inc. ,
Senior Bond , 5.85% , 4/01/55 ......................... United States 100,000 101,529
Senior Note , 5.2% , 7/01/29 .......................... United States 230,000 237,332
Public Service Enterprise Group, Inc. , Senior Note , 4.9% , 3/15/30
United States 60,000 61,382
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 160,000 157,147
Sempra, Inc. , Senior Bond , 5.5% , 8/01/33 .................
United States 50,000 52,150
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 45,000 45,166
1,298,274
Oil, Gas & Consumable Fuels 3.3%
a
Aker BP ASA , Senior Bond , 144A, 5.8% , 10/01/54 ........... Norway 75,000 69,588
Canadian Natural Resources Ltd. ,
Senior Bond , 7.2% , 1/15/32 .......................... Canada 110,000 124,015
a
Senior Note , 144A, 5% , 12/15/29 ..................... Canada 124,000 126,817
Cheniere Energy Partners LP ,
Senior Bond , 3.25% , 1/31/32 ......................... United States 89,000 81,113
Senior Note , 4.5% , 10/01/29 ......................... United States 195,000 194,431
a
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 50,000 52,924

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
DCP Midstream Operating LP , Senior Bond , 8.125% , 8/16/30 ..
United States 85,000 $ 97,781
Diamondback Energy, Inc. , Senior Bond , 6.25% , 3/15/33 ......
United States 75,000 80,833
a
DT Midstream, Inc. , Senior Secured Bond , 144A, 5.8% , 12/15/34 United States 75,000 77,378
Eastern Energy Gas Holdings LLC ,
Senior Bond , 5.8% , 1/15/35 .......................... United States 43,000 45,269
Senior Bond , 5.65% , 10/15/54 ........................ United States 17,000 16,770
El Paso Natural Gas Co. LLC , Senior Bond , 8.375% , 6/15/32 ..
United States 200,000 240,113
Enbridge, Inc. , Senior Bond , 4.25% , 12/01/26 ..............
Canada 95,000 95,046
Energy Transfer LP ,
b
B , Junior Sub. Bond , 6.625% to 2/14/28, FRN thereafter ,
Perpetual ....................................... United States 125,000 124,933
Senior Bond , 6.5% , 2/01/42 .......................... United States 20,000 21,196
Senior Note , 5.5% , 6/01/27 .......................... United States 182,000 185,228
Senior Note , 5.25% , 7/01/29 ......................... United States 30,000 30,881
Senior Note , 5.2% , 4/01/30 .......................... United States 129,000 133,064
a
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 200,000 205,958
Kinder Morgan Energy Partners LP , Senior Bond , 5.4% , 9/01/44
United States 86,000 82,118
Occidental Petroleum Corp. ,
Senior Bond , 7.5% , 5/01/31 .......................... United States 139,000 156,211
Senior Note , 8.5% , 7/15/27 .......................... United States 109,000 114,386
Senior Note , 5.2% , 8/01/29 .......................... United States 65,000 66,004
ONEOK, Inc. ,
Senior Note , 4.75% , 10/15/31 ........................ United States 15,000 15,013
Senior Note , 6.1% , 11/15/32 ......................... United States 205,000 219,789
South Bow USA Infrastructure Holdings LLC ,
Senior Note , 5.026% , 10/01/29 ....................... Canada 180,000 182,119
Senior Note , 5.584% , 10/01/34 ....................... Canada 35,000 35,206
Spectra Energy Partners LP , Senior Note , 3.375% , 10/15/26 ...
United States 145,000 143,951
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. ,
Senior Bond , 5% , 1/15/28 ........................... United States 220,000 220,256
Senior Bond , 4.875% , 2/01/31 ........................ United States 93,000 93,295
a
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 365,000 380,903
a
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 250,000 262,669
Viper Energy Partners LLC ,
Senior Bond , 5.7% , 8/01/35 .......................... United States 72,000 73,249
Senior Note , 4.9% , 8/01/30 .......................... United States 77,000 77,635
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 87,000 90,338
4,216,480
Paper & Forest Products 0.1%
a
Georgia-Pacific LLC , Senior Note , 144A, 4.95% , 6/30/32 ...... United States 170,000 174,506
Passenger Airlines 0.2%
a
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 230,000 230,223
Personal Care Products 0.4%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/29 .......
United States 250,000 243,455

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Personal Care Products (continued)
Kenvue, Inc. , Senior Note , 4.9% , 3/22/33 .................
United States 315,000 $ 320,342
563,797
Pharmaceuticals 1.4%
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond , 4.75% , 5/19/33 ......................... United States 240,000 242,537
Senior Bond , 5.3% , 5/19/53 .......................... United States 120,000 116,049
Senior Note , 4.45% , 5/19/28 ......................... United States 57,000 57,659
Pharmacia LLC , Senior Bond , 6.6% , 12/01/28 ..............
United States 120,000 128,934
Royalty Pharma plc ,
Senior Bond , 5.4% , 9/02/34 .......................... United States 103,000 105,232
Senior Bond , 5.2% , 9/25/35 .......................... United States 110,000 109,949
Senior Note , 5.15% , 9/02/29 ......................... United States 82,000 84,164
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
8.125% , 9/15/31 ................................... Israel 235,000 268,985
Viatris, Inc. , Senior Note , 2.3% , 6/22/27 ...................
United States 110,000 105,926
Wyeth LLC , Senior Bond , 5.95% , 4/01/37 .................
United States 225,000 243,821
Zoetis, Inc. ,
Senior Bond , 2% , 5/15/30 ........................... United States 74,000 67,317
Senior Bond , 5% , 8/17/35 ........................... United States 325,000 328,368
1,858,941
Professional Services 0.1%
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 80,000 82,354
Semiconductors & Semiconductor Equipment 1.4%
Broadcom Corp. / Broadcom Cayman Finance Ltd. , Senior Note ,
3.875% , 1/15/27 ................................... United States 122,000 121,958
Broadcom, Inc. ,
Senior Bond , 4.15% , 11/15/30 ........................ United States 158,000 157,434
a
Senior Bond , 144A, 4.926% , 5/15/37 ................... United States 400,000 399,102
Senior Note , 5.05% , 7/12/29 ......................... United States 120,000 123,637
a
Foundry JV Holdco LLC ,
Senior Secured Note , 144A, 6.15% , 1/25/32 ............. United States 200,000 213,931
Senior Secured Note , 144A, 5.9% , 1/25/33 .............. United States 200,000 211,082
Intel Corp. , Senior Bond , 4.15% , 8/05/32 ..................
United States 235,000 226,775
Marvell Technology, Inc. ,
Senior Note , 5.75% , 2/15/29 ......................... United States 68,000 70,965
Senior Note , 4.75% , 7/15/30 ......................... United States 5,000 5,067
Senior Note , 5.95% , 9/15/33 ......................... United States 67,000 71,919
Xilinx, Inc. , Senior Bond , 2.375% , 6/01/30 .................
United States 320,000 296,065
1,897,935
Software 1.0%
Oracle Corp. ,
Senior Bond , 2.875% , 3/25/31 ........................ United States 45,000 41,331
Senior Bond , 4.3% , 7/08/34 .......................... United States 80,000 76,572
Senior Bond , 3.65% , 3/25/41 ......................... United States 475,000 380,636
Senior Bond , 4% , 11/15/47 .......................... United States 110,000 85,307
Senior Bond , 3.95% , 3/25/51 ......................... United States 55,000 40,922
Senior Note , 1.65% , 3/25/26 ......................... United States 130,000 128,484
Senior Note , 4.45% , 9/26/30 ......................... United States 80,000 79,979
Senior Note , 4.8% , 9/26/32 .......................... United States 110,000 110,170
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 240,000 210,238

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software (continued)
Synopsys, Inc. ,
Senior Bond , 5.15% , 4/01/35 ......................... United States 65,000 $ 66,147
Senior Bond , 5.7% , 4/01/55 .......................... United States 10,000 10,100
Senior Note , 4.85% , 4/01/30 ......................... United States 90,000 91,700
1,321,586
Specialized REITs 1.1%
American Tower Corp. ,
Senior Bond , 3.55% , 7/15/27 ......................... United States 118,000 116,898
Senior Bond , 2.9% , 1/15/30 .......................... United States 48,000 45,260
Senior Bond , 2.7% , 4/15/31 .......................... United States 195,000 178,014
Senior Bond , 5.55% , 7/15/33 ......................... United States 250,000 261,860
Senior Note , 4.9% , 3/15/30 .......................... United States 60,000 61,211
Crown Castle, Inc. ,
Senior Bond , 3.65% , 9/01/27 ......................... United States 130,000 128,680
Senior Bond , 4.75% , 5/15/47 ......................... United States 25,000 22,112
Senior Note , 4.9% , 9/01/29 .......................... United States 230,000 233,391
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............
United States 24,000 24,024
Equinix, Inc. ,
Senior Bond , 3.2% , 11/18/29 ......................... United States 193,000 184,900
Senior Note , 2.5% , 5/15/31 .......................... United States 70,000 63,128
Extra Space Storage LP , Senior Note , 5.9% , 1/15/31 .........
United States 130,000 138,300
1,457,778
Specialty Retail 0.1%
AutoNation, Inc. , Senior Bond , 4.5% , 10/01/25 .............
United States 16,000 16,000
Dick's Sporting Goods, Inc. ,
Senior Bond , 3.15% , 1/15/32 ......................... United States 160,000 146,640
Senior Bond , 4.1% , 1/15/52 .......................... United States 60,000 44,709
207,349
Technology Hardware, Storage & Peripherals 0.2%
Dell International LLC / EMC Corp. , Senior Bond , 8.35% , 7/15/46
United States 5,000 6,502
Hewlett Packard Enterprise Co. ,
Senior Note , 4.55% , 10/15/29 ........................ United States 221,000 222,259
Senior Note , 4.85% , 10/15/31 ........................ United States 55,000 55,594
284,355
Textiles, Apparel & Luxury Goods 0.1%
PVH Corp. , Senior Note , 5.5% , 6/13/30 ...................
United States 15,000 15,288
Tapestry, Inc. ,
Senior Bond , 3.05% , 3/15/32 ......................... United States 17,000 15,444
Senior Bond , 5.5% , 3/11/35 .......................... United States 37,000 37,818
Senior Note , 5.1% , 3/11/30 .......................... United States 92,000 94,133
162,683
Tobacco 0.5%
BAT Capital Corp. , Senior Note , 4.625% , 3/22/33 ...........
United Kingdom 165,000 163,355
Philip Morris International, Inc. ,
Senior Note , 5.125% , 2/15/30 ........................ United States 296,000 306,027
Senior Note , 4.375% , 4/30/30 ........................ United States 65,000 65,321

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Tobacco (continued)
Philip Morris International, Inc., (continued)
Senior Note , 4.75% , 11/01/31 ........................ United States 110,000 $ 111,951
646,654
Trading Companies & Distributors 0.4%
a
Aircastle Ltd. , Senior Note , 144A, 6.5% , 7/18/28 ............ United States 75,000 78,852
a
Aviation Capital Group LLC ,
Senior Note , 144A, 5.375% , 7/15/29 ................... United States 210,000 215,201
Senior Note , 144A, 5.125% , 4/10/30 ................... United States 130,000 132,115
426,168
Wireless Telecommunication Services 0.8%
Rogers Communications, Inc. ,
Senior Note , 5% , 2/15/29 ........................... Canada 90,000 91,739
Senior Note , 3.8% , 3/15/32 .......................... Canada 38,000 35,910
Sub. Bond , 7.125% to 4/14/35, FRN thereafter , 4/15/55 ..... Canada 40,000 42,423
NC5 , Sub. Bond , 7% to 4/14/30, FRN thereafter , 4/15/55 .... Canada 80,000 83,520
T-Mobile USA, Inc. ,
Senior Bond , 5.05% , 7/15/33 ......................... United States 255,000 260,554
Senior Bond , 4.5% , 4/15/50 .......................... United States 261,000 219,710
Senior Bond , 5.75% , 1/15/54 ......................... United States 115,000 115,077
Senior Note , 3.875% , 4/15/30 ........................ United States 7,000 6,866
Senior Note , 5.125% , 5/15/32 ........................ United States 74,000 76,179
Senior Note , 6.7% , 12/15/33 ......................... United States 175,000 195,775
1,127,753
Total Corporate Bonds (Cost $ 59,641,917 ) ....................................
59,835,644
Senior Floating Rate Interests 1.2%
Broadline Retail 0.1%
d,e
Peer Holding III BV, First Lien, CME Term Loan, B , 6.017% ,
( 12-month SOFR + 2.25% ), 9/27/32 .................... Netherlands 73,155 73,315
Capital Markets 0.1%
d,e
Jane Street Group LLC, First Lien, Extended CME Term Loan ,
6.199% , ( 3-month SOFR + 2% ), 12/15/31 ................ United States 159,581 158,634
e
Commercial Services & Supplies 0.3%
d
Clean Harbors, Inc., First Lien, CME Term Loan , 5.259% ,
( 12-month SOFR + 1.5% ), 9/24/32 ..................... United States 159,775 160,574
d
Prime Security Services Borrower LLC, First Lien, 2025
Incremental CME Term Loan, B2 , 6.005% , ( 1-month SOFR +
1.75% ), 3/08/32 ................................... United States 159,599 158,340
318,914
a a a a a a
Containers & Packaging 0.1%
e
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B , 6.509% , ( 12-month SOFR + 2.75% ), 9/27/32 ...... United States 79,130 79,080
Entertainment 0.1%
d,e
Playtika Holding Corp., First Lien, CME Term Loan, B1 , 7.028% ,
( 1-month SOFR + 2.75% ), 3/13/28 ..................... United States 159,582 157,358
Financial Services 0.1%
d,e
Colossus Acquireco LLC, First Lien, Initial CME Term Loan ,
6.05% , ( 1-day SOFR + 1.75% ), 7/30/32 ................. United States 160,000 159,200

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Health Care Equipment & Supplies 0.1%
e
Medline Borrower LP, First Lien, 2028 Refinancing CME Term
Loan , 6.163% , ( 1-month SOFR + 2% ), 10/23/28 ........... United States 160,000 $ 160,159
e
Hotels, Restaurants & Leisure 0.2%
d
1011778 BC ULC, First Lien, CME Term Loan, B5 , 5.913% ,
( 1-month SOFR + 1.75% ), 9/20/30 ..................... Canada 159,596 159,263
d
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B , 6.413% , ( 1-month SOFR + 2.25% ), 2/06/30 ... United States 159,511 159,468
318,731
a a a a a a
Media 0.1%
d,e
Charter Communications Operating LLC, First Lien, CME Term
Loan B5 , 6.541% , ( 3-month SOFR + 2.25% ), 12/15/31 ...... United States 159,598 159,713
Total Senior Floating Rate Interests (Cost $ 1,586,133 ) .........................
1,585,104
Foreign Government and Agency Securities 2.8%
a
Bank Gospodarstwa Krajowego , Senior Bond , Reg S, 5.375% ,
5/22/33 ......................................... Poland 200,000 207,191
a
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 100,000 EUR 108,251
Brazil Government Bond , Senior Bond , 3.75% , 9/12/31 .......
Brazil 300,000 277,965
a
Bulgaria Government Bond ,
Senior Bond , Reg S, 5% , 3/05/37 ...................... Bulgaria 30,000 30,067
Senior Note , Reg S, 3.625% , 9/05/32 ................... Bulgaria 50,000 EUR 60,549
Chile Government Bond , Senior Note , 4.85% , 1/22/29 ........
Chile 220,000 225,368
Colombia Government Bond , Senior Bond , 3.125% , 4/15/31 ...
Colombia 300,000 261,135
a
Dominican Republic Government Bond , Senior Bond , Reg S,
5.95% , 1/25/27 ...................................
Dominican
Republic 160,000 163,080
a
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 250,000 253,952
a
Guatemala Government Bond , Senior Note , 144A, 7.05% ,
10/04/32 ........................................ Guatemala 200,000 219,954
a
Indonesia Government Bond , Senior Bond , Reg S, 4.35% ,
1/08/27 ......................................... Indonesia 240,000 241,306
a
Ivory Coast Government Bond , Senior Bond , Reg S, 6.125% ,
6/15/33 ......................................... Ivory Coast 200,000 192,497
Panama Government Bond , Senior Note , 7.5% , 3/01/31 ......
Panama 200,000 220,120
a
Paraguay Government Bond , Senior Bond , Reg S, 4.7% , 3/27/27 Paraguay 200,000 201,986
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 200,000 184,810
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 70,000 69,414
Philippines Government Bond , Senior Bond , 5.5% , 2/04/35 ....
Philippines 200,000 213,059
a
Romania Government Bond ,
Senior Bond , Reg S, 5.625% , 2/22/36 .................. Romania 100,000 EUR 114,529
Senior Note , 144A, 3% , 2/27/27 ....................... Romania 120,000 117,231
South Africa Government Bond , Senior Bond , 4.85% , 9/27/27 ..
South Africa 200,000 201,519
Uruguay Government Bond , Senior Bond , 7.875% , 1/15/33 ....
Uruguay 170,000 204,170
Total Foreign Government and Agency Securities (Cost $ 3,726,514 ) .............
3,768,153
Asset-Backed Securities 12.4%
Banks 0.3%
Capital One Multi-Asset Execution Trust , 2022-A3 , A , 4.95% ,
10/15/27 . ........................................ United States 400,000 400,137

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Capital Markets 0.2%
a ,e
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.768% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 250,000 $ 250,804
Consumer Finance 3.0%
BA Credit Card Trust , 2024-A1 , A , 4.93% , 5/15/29 . ..........
United States 687,000 698,971
Discover Card Execution Note Trust , 2022-A4 , A , 5.03% ,
10/15/27 . ........................................ United States 695,000 695,217
GM Financial Consumer Automobile Receivables Trust , 2023-1 ,
A3 , 4.66% , 2/16/28 . ................................ United States 342,499 343,366
Harley-Davidson Motorcycle Trust ,
2024-B , A3 , 4.31% , 7/16/29 .......................... United States 702,000 704,854
2025-A , A3 , 4.67% , 4/15/30 .......................... United States 105,000 106,292
Hyundai Auto Receivables Trust ,
2023-A , A3 , 4.58% , 4/15/27 .......................... United States 232,432 232,720
2023-B , A3 , 5.48% , 4/17/28 .......................... United States 465,431 468,939
e
2025-C , A2B , FRN , 4.731% , ( 30-day SOFR Average + 0.35% ),
7/17/28 ......................................... United States 519,000 519,363
Toyota Auto Receivables Owner Trust ,
2022-C , A3 , 3.76% , 4/15/27 .......................... United States 187,051 186,846
2024-A , A3 , 4.83% , 10/16/28 ......................... United States 150,000 151,027
World Omni Auto Receivables Trust , 2025-C , A3 , 4.08% ,
11/15/30 . ........................................ United States 100,000 100,383
4,207,978
a a a a a a
Consumer Staples Distribution & Retail 0.1%
CVS Pass-Through Trust ,
6.036% , 12/10/28 .................................. United States 9,352 9,548
a
2013 , 144A, 4.704% , 1/10/36 ......................... United States 80,576 77,173
86,721
a a a a a a
Financial Services 8.8%
a ,e
AGL Core CLO 31 Ltd. , 2024-31A , A , 144A, FRN , 5.725% ,
( 3-month SOFR + 1.4% ), 7/20/37 . ..................... United States 250,000 250,809
a ,e
AIMCO CLO 17 Ltd. , 2022-17A , A1R , 144A, FRN , 5.682% ,
( 3-month SOFR + 1.35% ), 7/20/37 . .................... Jersey 250,000 250,694
a ,e
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.765% ,
( 3-month SOFR + 1.44% ), 7/21/37 . .................... United States 250,000 251,250
a ,e
Apex Credit CLO Ltd. , 2024-2A , A , 144A, FRN , 5.838% , ( 3-month
SOFR + 1.52% ), 7/25/37 . ............................ United States 250,000 250,875
a ,e
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 5.482% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 250,000 250,499
a ,e
Battalion CLO 18 Ltd. , 2020-18A , ARR , 144A, FRN , 5.463% ,
( 3-month SOFR + 1.18% ), 10/15/36 . ................... United States 235,000 235,568
a ,e
BDS Ltd. ,
2021-FL10 , A , 144A, FRN , 5.6% , ( 1-month SOFR + 1.464% ),
12/16/36 ........................................ United States 144,916 145,110
2021-FL9 , A , 144A, FRN , 5.32% , ( 1-month SOFR + 1.184% ),
11/16/38 ........................................ United States 23,547 23,637
a ,e
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.725% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 175,000 175,578
a ,e
Birch Grove CLO 8 Ltd. , 2024-8A , A1 , 144A, FRN , 5.955% ,
( 3-month SOFR + 1.63% ), 4/20/37 . .................... Jersey 150,000 150,728
a ,e
Carlyle US CLO Ltd. , 2020-2A , A1R2 , 144A, FRN , 5.296% ,
( 3-month SOFR + 1.08% ), 1/25/35 . .................... United States 390,000 390,002
Carmax Auto Owner Trust , 2024-3 , A3 , 4.89% , 7/16/29 . .......
United States 680,000 688,279

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
a ,e
CBAM Ltd. , 2017-2A , AR , 144A, FRN , 5.774% , ( 3-month SOFR +
1.452% ), 7/17/34 . ................................. United States 175,000 $ 175,240
a
Chase Auto Owner Trust , 2024-3A , A3 , 144A, 5.22% , 7/25/29 . .. United States 689,000 698,629
a ,e
CIFC Funding Ltd. ,
2014-2RA , AR , 144A, FRN , 5.679% , ( 3-month SOFR + 1.36% ),
10/24/37 ........................................ United States 250,000 250,724
2021-4A , AR , 144A, FRN , 5.679% , ( 3-month SOFR + 1.36% ),
7/23/37 ......................................... United States 250,000 250,750
2021-7A , AR , 144A, FRN , 5.318% , ( 3-month SOFR + 1.09% ),
1/23/35 ......................................... United States 322,000 323,147
a ,e
Crown Point CLO 10 Ltd. , 2021-10A , A , 144A, FRN , 5.757% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 250,000 250,497
a
DataBank Issuer II LLC , 2025-1A , A2 , 144A, 5.18% , 9/27/55 . ... United States 295,000 295,843
a ,e
Diameter Capital CLO 7 Ltd. , 2024-7A , A1A , 144A, FRN , 5.805% ,
( 3-month SOFR + 1.48% ), 7/20/37 . .................... United States 250,000 250,806
a ,e
Elevation CLO Ltd. , 2018-10A , AR , 144A, FRN , 5.245% , ( 3-month
SOFR + 0.92% ), 10/20/31 . ........................... United States 117,296 117,432
a ,e
Ellington CLO III Ltd. , 2018-3A , B , 144A, FRN , 6.587% , ( 3-month
SOFR + 2.262% ), 7/20/30 . ........................... United States 105,285 105,507
a ,e
Elmwood CLO 27 Ltd. , 2024-3A , A , 144A, FRN , 5.849% ,
( 3-month SOFR + 1.52% ), 4/18/37 . .................... United States 250,000 250,888
a ,e
Elmwood CLO I Ltd. , 2019-1A , A1RR , 144A, FRN , 5.845% ,
( 3-month SOFR + 1.52% ), 4/20/37 . .................... United States 100,000 100,360
a ,e
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.709% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 250,000 250,692
Ford Credit Auto Owner Trust , 2024-B , A3 , 5.1% , 4/15/29 . .....
United States 688,000 698,377
a ,e
GoldenTree Loan Management US CLO 9 Ltd. , 2021-9A , AR ,
144A, FRN , 5.825% , ( 3-month SOFR + 1.5% ), 4/20/37 . ..... United States 250,000 250,889
a ,e
Hayfin US XIV Ltd. , 2021-14A , A1 , 144A, FRN , 5.817% , ( 3-month
SOFR + 1.492% ), 7/20/34 . ........................... United States 150,000 150,304
a ,e
ICG US CLO Ltd. , 2017-1A , ARR , 144A, FRN , 5.745% , ( 3-month
SOFR + 1.432% ), 7/28/34 . ........................... United States 250,000 250,492
a ,e
J.P. Morgan Mortgage Trust , 2023-HE3 , A1 , 144A, FRN , 5.989% ,
( 30-day SOFR Average + 1.6% ), 5/20/54 . ................ United States 254,743 256,054
a
Lendbuzz Securitization Trust , 2024-3A , A2 , 144A, 4.97% ,
10/15/29 . ........................................ United States 207,126 207,360
a ,e
Neuberger Berman CLO XVII Ltd. , 2014-17A , AR3 , 144A, FRN ,
5.732% , ( 3-month SOFR + 1.4% ), 7/22/38 . ............... United States 250,000 250,811
a ,e
Neuberger Berman Loan Advisers CLO 25 Ltd. , 2017-25A , AR2 ,
144A, FRN , 5.729% , ( 3-month SOFR + 1.4% ), 7/18/38 . ..... United States 250,000 250,811
a ,e
Northwoods Capital 27 Ltd. , 2021-27A , A1R , 144A, FRN , 5.459% ,
( 3-month SOFR + 1.18% ), 10/17/34 . ................... United States 350,000 350,761
a ,e
Oaktree CLO Ltd. ,
2019-4A , ARR , 144A, FRN , 5.835% , ( 3-month SOFR + 1.51% ),
7/20/37 ......................................... United States 250,000 251,273
2021-1A , A1R , 144A, FRN , 5.668% , ( 3-month SOFR + 1.35% ),
1/15/38 ......................................... United States 250,000 251,100
a
OCCU Auto Receivables Trust , 2025-1A , A3 , 144A, 4.81% ,
11/15/29 . ........................................ United States 110,000 110,873
a ,e
RR 29 Ltd. , 2024-29RA , A1R , 144A, FRN , 5.708% , ( 3-month
SOFR + 1.39% ), 7/15/39 . ............................ United States 250,000 250,873
a ,e
Sound Point CLO XXVI Ltd. , 2020-1A , AR , 144A, FRN , 5.757% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 250,000 250,339
a ,e
Sound Point CLO XXXII Ltd. , 2021-4A , A , 144A, FRN , 5.73% ,
( 3-month SOFR + 1.412% ), 10/25/34 . .................. United States 250,000 250,479
a ,e
Trinitas CLO XVI Ltd. , 2021-16A , A1R , 144A, FRN , 5.266% ,
( 3-month SOFR + 1.13% ), 7/20/34 . .................... United States 340,000 340,002

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
a
USB Auto Owner Trust , 2025-1A , A3 , 144A, 4.49% , 6/17/30 . ... United States 139,000 $ 140,477
a ,e
Venture 41 CLO Ltd. , 2021-41A , A1RR , 144A, FRN , 5.546% ,
( 3-month SOFR + 1.13% ), 1/20/34 . .................... United States 420,000 420,154
a ,e
Voya CLO Ltd. , 2024-4A , A1 , 144A, FRN , 5.675% , ( 3-month
SOFR + 1.35% ), 7/20/37 . ............................ United States 250,000 250,813
a ,e
Wise CLO Ltd. , 2024-2A , A , 144A, FRN , 5.778% , ( 3-month SOFR
+ 1.46% ), 7/15/37 . ................................. United States 250,000 250,862
11,816,648
a a a a a a
Total Asset-Backed Securities (Cost $ 16,676,224 ) .............................
16,762,288
Commercial Mortgage-Backed Securities 4.7%
Financial Services 4.7%
f
Banc of America Commercial Mortgage Trust , 2015-UBS7 , B ,
FRN , 4.384% , 9/15/48 .............................. United States 483,000 467,487
f ,g
BANK , 2018-BN13 , XA , IO, FRN , 0.598% , 8/15/61 .......... United States 6,250,434 70,951
a ,f
Barclays Commercial Mortgage Trust , 2019-C5 , F , 144A, FRN ,
2.702% , 11/15/52 .................................. United States 234,000 140,090
f ,g
BBCMS Mortgage Trust , 2025-5C34 , XA , IO, FRN , 1.395% ,
5/15/58 ......................................... United States 1,064,860 50,869
f ,g
BMO Mortgage Trust , 2025-5C10 , XA , IO, FRN , 1.58% , 5/15/58 United States 999,949 52,878
a ,f
CFCRE Commercial Mortgage Trust , 2011-C2 , D , 144A, FRN ,
5.08% , 12/15/47 ................................... United States 24,804 23,975
f
COMM Mortgage Trust ,
a
2012-CR1 , D , 144A, FRN , 5.274% , 5/15/45 .............. United States 65,396 59,985
a
2013-CR13 , D , 144A, FRN , 5.109% , 11/10/46 ............ United States 389,000 219,785
2014-CR17 , C , FRN , 4.942% , 5/10/47 .................. United States 227,000 209,862
a
2014-CR17 , D , 144A, FRN , 5.006% , 5/10/47 ............. United States 198,000 166,963
a
2014-CR19 , D , 144A, FRN , 4.572% , 8/10/47 ............. United States 5,621 5,498
2014-UBS6 , C , FRN , 4.556% , 12/10/47 ................. United States 34,122 33,792
a ,f ,g
Credit Suisse Commercial Mortgage Trust , 2007-C2 , AX , IO,
144A, FRN , 0.029% , 1/15/49 ......................... United States 2,973,106 662
f
CSAIL Commercial Mortgage Trust ,
2015-C1 , C , FRN , 3.958% , 4/15/50 .................... United States 116,000 105,886
g
2015-C3 , XA , IO, FRN , 0.196% , 8/15/48 ................. United States 1,609,499 1
f ,g
CSMC Trust , 2016-NXSR , XA , IO, FRN , 0.773% , 12/15/49 .... United States 4,876,674 16,974
a ,f
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.53% ,
8/10/44 ......................................... United States 267,236 258,709
a ,e
FHLMC Multi-family Structured Credit Risk Trust , 2021-MN3 , M2 ,
144A, FRN , 8.356% , ( 30-day SOFR Average + 4% ), 11/25/51 . United States 337,000 350,380
a ,e
FNMA Multi-family Connecticut Avenue Securities Trust ,
2019-01 , M10 , 144A, FRN , 7.721% , ( 30-day SOFR Average +
3.364% ), 10/25/49 ................................. United States 189,001 192,224
2020-01 , M10 , 144A, FRN , 8.221% , ( 30-day SOFR Average +
3.864% ), 3/25/50 .................................. United States 349,205 356,068
f
GS Mortgage Securities Trust ,
a,g
2011-GC5 , XA , IO, 144A, FRN , 0.105% , 8/10/44 .......... United States 317,968 233
g
2013-GC13 , XA , IO, FRN , 0.089% , 7/10/46 .............. United States 3,357,292 34
g
2014-GC22 , XA , IO, FRN , 0.743% , 6/10/47 .............. United States 2,539,599 14,691
a
2014-GC24 , D , 144A, FRN , 4.548% , 9/10/47 ............. United States 120,000 76,950
g
2015-GS1 , XA , IO, FRN , 0.637% , 11/10/48 .............. United States 2,830,295 37
a ,f
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2007-CB20 , E , 144A, FRN , 8.454% , 2/12/51 ............. United States 7,803 10,622
2011-C3 , B , 144A, FRN , 5.013% , 2/15/46 ................ United States 138,908 135,390
2012-C6 , E , 144A, FRN , 5.129% , 5/15/45 ............... United States 138,000 135,677
2012-LC9 , D , 144A, FRN , 3.689% , 12/15/47 ............. United States 127,000 120,823
h
2013-LC11 , E , 144A, FRN , 3.25% , 4/15/46 ............... United States 498,000 17,068

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
f
JPMBB Commercial Mortgage Securities Trust ,
2013-C12 , C , FRN , 4.071% , 7/15/45 ................... United States 92,512 $ 89,137
a
2013-C14 , D , 144A, FRN , 4.172% , 8/15/46 .............. United States 122,000 95,518
g
2014-C22 , XA , IO, FRN , 0.551% , 9/15/47 ................ United States 886,316 14
g
2014-C25 , XA , IO, FRN , 0.609% , 11/15/47 ............... United States 550,941 6
a ,f ,g
LCCM Trust , 2017-LC26 , XA , IO, 144A, FRN , 1.669% , 7/12/50 . United States 5,630,919 98,411
f
Morgan Stanley Bank of America Merrill Lynch Trust ,
2013-C10 , B , FRN , 4.085% , 7/15/46 ................... United States 66,615 63,185
a
2013-C10 , F , 144A, FRN , 4.085% , 7/15/46 ............... United States 273,000 28,341
2013-C9 , B , FRN , 3.708% , 5/15/46 .................... United States 70,979 68,803
g
2015-C26 , XA , IO, FRN , 0.824% , 10/15/48 ............... United States 454,706 7
2015-C27 , C , FRN , 4.62% , 12/15/47 ................... United States 390,000 377,740
Morgan Stanley Capital I Trust ,
a,f
2011-C3 , E , 144A, FRN , 5.105% , 7/15/49 ................ United States 64,169 62,955
2015-UBS8 , A4 , 3.809% , 12/15/48 ..................... United States 73,846 73,633
f
2015-UBS8 , B , FRN , 4.315% , 12/15/48 ................. United States 412,000 397,032
f,g
2016-BNK2 , XA , IO, FRN , 1.072% , 11/15/49 ............. United States 3,087,459 19,043
f,g
2016-UB12 , XA , IO, FRN , 0.761% , 12/15/49 ............. United States 7,847,409 32,240
f
2018-L1 , C , FRN , 4.938% , 10/15/51 .................... United States 205,000 189,425
a ,h
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 859,373 81
UBS Commercial Mortgage Trust ,
2017-C7 , A4 , 3.679% , 12/15/50 ....................... United States 128,000 126,459
f,g
2017-C7 , XA , IO, FRN , 1.123% , 12/15/50 ................ United States 3,980,741 71,599
f,g
2018-C12 , XA , IO, FRN , 1.009% , 8/15/51 ................ United States 4,101,888 82,056
f,g
2019-C17 , XA , IO, FRN , 1.578% , 10/15/52 ............... United States 5,528,116 261,137
f ,g
Wachovia Bank Commercial Mortgage Trust , 2006-C29 , IO, FRN ,
0.488% , 11/15/48 .................................. United States 7,758 13
Wells Fargo Commercial Mortgage Trust ,
a
2014-LC16 , D , 144A, 3.938% , 8/15/50 .................. United States 73,752 8,921
2015-C31 , D , 3.852% , 11/15/48 ....................... United States 116,000 100,254
f,g
2015-LC20 , XB , IO, FRN , 0.747% , 4/15/50 ............... United States 1,663,574 35
f,g
2017-C41 , XA , IO, FRN , 1.301% , 11/15/50 ............... United States 3,062,251 56,396
f,g
2018-C43 , XA , IO, FRN , 0.72% , 3/15/51 ................. United States 12,836,075 159,655
2019-C49 , B , 4.546% , 3/15/52 ........................ United States 148,000 144,476
f,g
2019-C50 , XA , IO, FRN , 1.571% , 5/15/52 ................ United States 2,190,372 81,912
a
2019-C53 , D , 144A, 2.5% , 10/15/52 .................... United States 218,000 173,761
f
2020-C57 , C , FRN , 4.157% , 8/15/53 ................... United States 122,000 111,362
f
WFRBS Commercial Mortgage Trust ,
2013-C11 , B , FRN , 3.714% , 3/15/45 .................... United States 65,533 64,915
g
2013-C14 , XA , IO, FRN , 0.456% , 6/15/46 ................ United States 246,908 2
a
2013-C15 , D , 144A, FRN , 4.284% , 8/15/46 .............. United States 90,551 52,067
g
2014-C22 , XA , IO, FRN , 0.384% , 9/15/57 ................ United States 1,474,828 241
6,385,396
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 7,552,190 ) ...............
6,385,396
Mortgage-Backed Securities 27.3%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.7%
FHLMC Pool, 30 Year , 3%, 3/01/43 - 6/01/46 ............... United States 512,854 467,532
FHLMC Pool, 30 Year , 3.5%, 8/01/43 - 2/01/47 ............. United States 876,818 823,365
FHLMC Pool, 30 Year , 4%, 9/01/45 ...................... United States 246,938 239,016
FHLMC Pool, 30 Year , 4.5%, 8/01/44 - 3/01/45 ............. United States 181,900 180,739
FHLMC Pool, 30 Year , 5.5%, 9/01/53 ..................... United States 824,221 841,687
FHLMC Pool, 30 Year , 5.5%, 9/01/53 - 11/01/53 ............ United States 764,931 777,291

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Pool, 30 Year , 6%, 9/01/53 ...................... United States 336,543 $ 347,236
3,676,866
Federal National Mortgage Association (FNMA) Fixed Rate 14.2%
FNMA , 3.5%, 6/01/56 ................................ United States 1,086,785 991,449
FNMA , 3.5%, 9/01/57 ................................ United States 710,705 645,381
FNMA , 5.28%, 12/01/28 .............................. United States 226,000 233,559
FNMA, 15 Year , 2%, 2/01/37 ........................... United States 792,808 735,011
FNMA, 30 Year , 2%, 1/01/51 ........................... United States 1,105,036 898,911
FNMA, 30 Year , 3%, 6/01/46 ........................... United States 564,420 513,222
FNMA, 30 Year , 3%, 9/01/42 - 3/01/47 .................... United States 1,300,823 1,186,469
FNMA, 30 Year , 3%, 4/01/52 ........................... United States 875,940 774,153
FNMA, 30 Year , 3.5%, 7/01/43 ......................... United States 175,155 165,130
FNMA, 30 Year , 4%, 9/01/45 - 6/01/46 .................... United States 414,351 398,778
FNMA, 30 Year , 4.5%, 7/01/44 - 5/01/45 .................. United States 434,501 431,698
FNMA, 30 Year , 5%, 3/01/38 ........................... United States 2,954 3,029
FNMA, 30 Year , 5.5%, 9/01/53 ......................... United States 88,527 89,988
FNMA, 30 Year , 5.5%, 11/01/53 ......................... United States 842,473 858,388
i
Uniform Mortgage-Backed Securities , 1.5% , TBA, 10/25/40 .... United States 1,000,000 894,941
i
Uniform Mortgage-Backed Securities , 2% , TBA, 10/25/55 ..... United States 5,000,000 4,031,166
i
Uniform Mortgage-Backed Securities , 2.5% , TBA, 10/25/55 .... United States 4,000,000 3,370,608
i
Uniform Mortgage-Backed Securities , 4% , TBA, 10/25/55 ..... United States 1,000,000 942,597
i
Uniform Mortgage-Backed Securities , 5% , TBA, 10/25/55 ..... United States 1,000,000 991,892
i
Uniform Mortgage-Backed Securities , 6% , TBA, 10/25/55 ..... United States 1,000,000 1,021,744
19,178,114
Government National Mortgage Association (GNMA) Fixed Rate 10.4%
GNMA I, Single-family, 30 Year , 3.5%, 11/15/47 ............. United States 41,264 38,296
GNMA II, 30 Year , 5.5%, 7/20/53 ........................ United States 418,223 428,540
GNMA II, Single-family, 30 Year , 2.5%, 2/20/53 ............. United States 3,991,654 3,473,959
GNMA II, Single-family, 30 Year , 2.5%, 9/20/52 ............. United States 355,561 306,860
GNMA II, Single-family, 30 Year , 3%, 2/20/53 ............... United States 929,925 835,673
GNMA II, Single-family, 30 Year , 3.5%, 11/20/47 - 11/20/49 .... United States 584,751 538,960
GNMA II, Single-family, 30 Year , 4%, 2/20/48 - 5/20/48 ....... United States 620,644 580,019
GNMA II, Single-family, 30 Year , 4.5%, 7/20/47 ............. United States 849,277 843,243
GNMA II, Single-family, 30 Year , 4.5%, 5/20/48 ............. United States 91,071 89,231
i
GNMA II, Single-family, 30 Year , 4.5%, 10/15/55 ............ United States 1,500,000 1,454,871
GNMA II, Single-family, 30 Year , 5%, 5/20/48 - 6/20/48 ....... United States 225,315 228,171
i
GNMA II, Single-family, 30 Year , 5%, 10/15/55 .............. United States 3,000,000 2,984,561
GNMA II, Single-family, 30 Year , 5.5%, 6/20/53 - 7/20/53 ...... United States 220,265 224,057
GNMA II, Single-family, 30 Year , 5.5%, 4/20/54 ............. United States 972,671 987,050
GNMA II, Single-family, 30 Year , 6%, 11/20/53 .............. United States 413,595 429,525
GNMA II, Single-family, 30 Year , 6%, 11/20/53 .............. United States 476,277 495,017
13,938,033
Total Mortgage-Backed Securities (Cost $ 37,323,618 ) ..........................
36,793,013
Residential Mortgage-Backed Securities 7.3%
Financial Services 7.3%
a
A&D Mortgage Trust , 2023-NQM4 , A1 , 144A, 7.472% , 9/25/68 . United States 502,829 512,572
a
Angel Oak Mortgage Trust , 2023-3 , A1 , 144A, 4.8% , 9/26/67 ... United States 86,973 86,671
a ,f
Arroyo Mortgage Trust , 2019-3 , M1 , 144A, FRN , 4.204% ,
10/25/48 ........................................ United States 330,000 309,143
a
BRAVO Residential Funding Trust ,
f
2020-RPL1 , M1 , 144A, FRN , 3.25% , 5/26/59 ............. United States 353,000 338,980
2023-NQM8 , A1 , 144A, 6.394% , 10/25/63 ............... United States 88,396 89,431

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
a
BRAVO Residential Funding Trust, (continued)
2024-NQM2 , A1 , 144A, 6.285% , 2/25/64 ................ United States 91,736 $ 92,937
a ,f
Bunker Hill Loan Depositary Trust , 2020-1 , A3 , 144A, FRN ,
3.253% , 2/25/55 ................................... United States 332,000 318,438
a ,e
Chase Home Lending Mortgage Trust , 2025-10 , A11 , 144A, FRN ,
5.669% , ( 30-day SOFR Average + 1.3% ), 7/25/56 ......... United States 100,000 100,250
a ,e
Chevy Chase Funding LLC , 2004-3A , A2 , 144A, FRN , 4.572% ,
( 1-month SOFR + 0.414% ), 8/25/35 .................... United States 35,572 34,712
a
Citigroup Mortgage Loan Trust , 2022-A , A1 , 144A, 9.17% , 9/25/62 United States 115,263 115,635
a
COLT Mortgage Loan Trust ,
f
2020-2 , A2 , 144A, FRN , 3.094% , 3/25/65 ................ United States 31,052 30,938
2023-3 , A1 , 144A, 7.18% , 9/25/68 ..................... United States 444,836 451,754
a ,f
Ellington Financial Mortgage Trust , 2020-1 , A2 , 144A, FRN ,
3.149% , 5/25/65 ................................... United States 179,000 176,751
f
FHLMC Seasoned Credit Risk Transfer Trust ,
a
2019-2 , M , 144A, FRN , 4.75% , 8/25/58 ................. United States 232,621 226,389
2019-3 , M , FRN , 4.75% , 10/25/58 ..................... United States 282,820 278,186
a ,e
FHLMC STACR REMIC Trust ,
2021-DNA5 , M2 , 144A, FRN , 6.006% , ( 30-day SOFR Average
+ 1.65% ), 1/25/34 ................................. United States 3,661 3,673
2021-DNA6 , M2 , 144A, FRN , 5.856% , ( 30-day SOFR Average
+ 1.5% ), 10/25/41 ................................. United States 53,927 54,089
2021-DNA7 , M2 , 144A, FRN , 6.156% , ( 30-day SOFR Average
+ 1.8% ), 11/25/41 .................................. United States 108,000 108,955
2021-HQA4 , M1 , 144A, FRN , 5.306% , ( 30-day SOFR Average
+ 0.95% ), 12/25/41 ................................ United States 14,143 14,153
2022-DNA2 , M1A , 144A, FRN , 5.656% , ( 30-day SOFR Average
+ 1.3% ), 2/25/42 .................................. United States 1,987 1,987
2022-HQA1 , M2 , 144A, FRN , 9.606% , ( 30-day SOFR Average
+ 5.25% ), 3/25/42 ................................. United States 911,000 960,646
2022-HQA3 , M1A , 144A, FRN , 6.656% , ( 30-day SOFR Average
+ 2.3% ), 8/25/42 .................................. United States 5,516 5,600
2023-DNA1 , M1A , 144A, FRN , 6.448% , ( 30-day SOFR Average
+ 2.1% ), 3/25/43 .................................. United States 26,913 27,306
2023-HQA3 , M1 , 144A, FRN , 6.206% , ( 30-day SOFR Average
+ 1.85% ), 11/25/43 ................................. United States 10,872 10,939
2025-DNA1 , A1 , 144A, FRN , 5.306% , ( 30-day SOFR Average +
0.95% ), 1/25/45 ................................... United States 59,625 59,693
2025-DNA3 , M1 , 144A, FRN , 5.47% , ( 30-day SOFR Average +
1.1% ), 9/25/45 .................................... United States 181,000 181,566
a ,e
FNMA Connecticut Avenue Securities Trust ,
2021-R03 , 1M2 , 144A, FRN , 6.006% , ( 30-day SOFR Average +
1.65% ), 12/25/41 .................................. United States 24,000 24,121
2022-R03 , 1M2 , 144A, FRN , 7.856% , ( 30-day SOFR Average +
3.5% ), 3/25/42 .................................... United States 19,000 19,613
2022-R04 , 1M2 , 144A, FRN , 7.456% , ( 30-day SOFR Average +
3.1% ), 3/25/42 .................................... United States 19,000 19,532
2022-R08 , 1M1 , 144A, FRN , 6.906% , ( 30-day SOFR Average +
2.55% ), 7/25/42 ................................... United States 10,868 11,150
2023-R01 , 1M1 , 144A, FRN , 6.748% , ( 30-day SOFR Average +
2.4% ), 12/25/42 ................................... United States 7,391 7,566
2023-R02 , 1M1 , 144A, FRN , 6.656% , ( 30-day SOFR Average +
2.3% ), 1/25/43 .................................... United States 14,791 15,066
2023-R06 , 1M1 , 144A, FRN , 6.056% , ( 30-day SOFR Average +
1.7% ), 7/25/43 .................................... United States 7,172 7,196
2024-R04 , 1M1 , 144A, FRN , 5.456% , ( 30-day SOFR Average +
1.1% ), 5/25/44 .................................... United States 5,276 5,281

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
a,e
FNMA Connecticut Avenue Securities Trust, (continued)
2024-R06 , 1A1 , 144A, FRN , 5.506% , ( 30-day SOFR Average +
1.15% ), 9/25/44 ................................... United States 50,138 $ 50,327
2024-R06 , 1M1 , 144A, FRN , 5.406% , ( 30-day SOFR Average +
1.05% ), 9/25/44 ................................... United States 6,441 6,439
2025-R01 , 1A1 , 144A, FRN , 5.298% , ( 30-day SOFR Average +
0.95% ), 1/25/45 ................................... United States 23,386 23,413
2025-R01 , 1M1 , 144A, FRN , 5.448% , ( 30-day SOFR Average +
1.1% ), 1/25/45 .................................... United States 18,236 18,253
2025-R02 , 1A1 , 144A, FRN , 5.348% , ( 30-day SOFR Average +
1% ), 2/25/45 ..................................... United States 25,262 25,306
2025-R02 , 1M1 , 144A, FRN , 5.498% , ( 30-day SOFR Average +
1.15% ), 2/25/45 ................................... United States 65,857 65,898
2025-R03 , 2A1 , 144A, FRN , 5.806% , ( 30-day SOFR Average +
1.45% ), 3/25/45 ................................... United States 34,647 34,880
a
GCAT Trust , 2020-NQM2 , A3 , 144A, 3.935% , 4/25/65 ........ United States 26,403 25,812
a
Imperial Fund Mortgage Trust , 2022-NQM7 , A1 , 144A, 7.369% ,
11/25/67 ........................................ United States 261,252 262,787
a ,e
J.P. Morgan Mortgage Trust , 2024-9 , A11 , 144A, FRN , 5.706% ,
( 30-day SOFR Average + 1.35% ), 2/25/55 ............... United States 171,988 172,463
a ,f
Morgan Stanley Resecuritization Trust , 2015-R4 , CB1 , 144A,
FRN , 4.162% , 8/26/47 .............................. United States 35,365 35,370
a ,e
Morgan Stanley Residential Mortgage Loan Trust , 2024-4 , AF ,
144A, FRN , 5.706% , ( 30-day SOFR Average + 1.35% ), 9/25/54 United States 97,046 96,976
a ,f
New Residential Mortgage Loan Trust , 2020-NQM2 , A2 , 144A,
FRN , 2.891% , 5/24/60 .............................. United States 212,000 201,502
a
OBX Trust ,
2022-NQM7 , A1 , 144A, 5.11% , 8/25/62 ................. United States 222,791 222,694
2023-NQM7 , A1 , 144A, 6.844% , 4/25/63 ................ United States 293,998 298,056
e
2025-J2 , AF , 144A, FRN , 5.656% , ( 30-day SOFR Average +
1.3% ), 9/25/55 .................................... United States 118,886 118,956
a ,f
PRKCM Trust , 2023-AFC2 , A1 , 144A, FRN , 6.482% , 6/25/58 ... United States 396,865 398,351
a ,f
Residential Mortgage Loan Trust , 2020-2 , A3 , 144A, FRN ,
2.911% , 5/25/60 ................................... United States 464,000 453,083
a ,f
RMF Proprietary Issuance Trust , 2022-3 , A , 144A, FRN , 4% ,
8/25/62 ......................................... United States 114,026 111,373
a
Saluda Grade Alternative Mortgage Trust , 2024-RTL4 , A1 , 144A,
7.5% , 2/25/30 .................................... United States 245,000 247,530
a ,e
Station Place Securitization Trust ,
2024-10 , A , 144A, FRN , 5.057% , ( 1-month SOFR + 0.9% ),
10/27/25 ........................................ United States 325,000 325,141
2025-1 , A , 144A, FRN , 5.057% , ( 1-month SOFR + 0.9% ),
7/23/26 ......................................... United States 277,000 281,101
2025-3 , A , 144A, FRN , 5.057% , ( 1-month SOFR + 0.9% ),
9/23/26 ......................................... United States 280,000 281,139
a ,f
Towd Point Mortgage Trust , 2018-5 , M1 , 144A, FRN , 3.25% ,
7/25/58 ......................................... United States 153,000 131,354
a
Verus Securitization Trust , 2024-1 , A1 , 144A, 5.712% , 1/25/69 . United States 283,361 285,417
a
Visio Trust , 2022-1 , A2 , 144A, 5.85% , 8/25/57 .............. United States 99,792 99,501
e
WaMu Mortgage Pass-Through Certificates Trust ,
2005-AR13 , A1C4 , FRN , 5.132% , ( 1-month SOFR + 0.974% ),
10/25/45 ........................................ United States 501,122 490,389

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
e
WaMu Mortgage Pass-Through Certificates Trust, (continued)
2005-AR17 , A1B2 , FRN , 5.092% , ( 1-month SOFR + 0.934% ),
12/25/45 ........................................ United States 395,085 $ 363,093
9,827,523
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 9,535,378 ) ................
9,827,523
Agency Commercial Mortgage-Backed Securities 3.6%
Financial Services 3.6%
FHLMC ,
e
3065 , DC , FRN , 6.4% , ( 30-day SOFR Average + 19.517% ),
3/15/35 ......................................... United States 58,848 61,380
f
3117 , AF , FRN , Zero Cpn., 2/15/36 ..................... United States 3,056 2,694
3369 , BO , Strip , 9/15/37 ............................. United States 1,030 881
3391 , Strip , 4/15/37 ................................ United States 9,360 8,212
e
3408 , EK , FRN , 7.74% , ( 30-day SOFR Average + 25.332% ),
4/15/37 ......................................... United States 53,174 63,591
g
4018 , DI , IO, 4.5% , 7/15/41 .......................... United States 17,743 275
e
406 , F30 , FRN , 5.506% , ( 30-day SOFR Average + 1.15% ),
10/25/53 ........................................ United States 142,911 143,930
g
4132 , IP , IO, 4.5% , 11/15/42 .......................... United States 105,780 7,540
e,g
4945 , SL , IO, FRN , 1.579% , ( 30-day SOFR Average + 5.936% ),
1/25/50 ......................................... United States 3,222,980 406,277
g
5050 , IM , IO, 3.5% , 10/25/50 ......................... United States 3,307,836 657,394
g
5349 , IB , IO, 4% , 12/15/46 ........................... United States 421,998 92,256
FNMA ,
e,g
2010-35 , SG , IO, FRN , 1.929% , ( 30-day SOFR Average +
6.286% ), 4/25/40 .................................. United States 192,840 22,145
g
2015-33 , AI , IO, 5% , 6/25/45 ......................... United States 535,970 68,434
g
2021-12 , NI , IO, 2.5% , 3/25/51 ........................ United States 3,370,073 548,572
g
2023-49 , IA , IO, 3% , 8/25/46 ......................... United States 659,582 84,735
g
2023-49 , IB , IO, 3.5% , 3/25/47 ........................ United States 245,564 38,326
e
2025-41 , FA , FRN , 5.506% , ( 30-day SOFR Average + 1.15% ),
6/25/54 ......................................... United States 107,464 107,895
372 , 1 , Strip , 8/25/36 ............................... United States 5,857 4,878
GNMA ,
g
2009-79 , IC , IO, 6% , 8/20/39 ......................... United States 209,458 22,811
f,g
2010-H19 , GI , IO, FRN , 1.45% , 8/20/60 ................. United States 331,163 13,830
g
2012-113 , ID , IO, 3.5% , 9/20/42 ....................... United States 361,072 54,077
g
2012-136 , IO, 3.5% , 11/20/42 ......................... United States 519,646 68,256
g
2012-38 , MI , IO, 4% , 3/20/42 ......................... United States 1,225,378 216,923
g
2014-100 , JI , IO, 3.5% , 7/16/29 ....................... United States 151,506 4,334
g
2014-180 , IO, 5% , 12/20/44 .......................... United States 691,646 137,540
g
2014-76 , IO, 5% , 5/20/44 ............................ United States 199,525 41,545
f,g
2014-H11 , GI , IO, FRN , 1.545% , 6/20/64 ................ United States 1,823,527 44,682
g
2015-52 , KI , IO, 3.5% , 11/20/40 ....................... United States 135,748 5,285
g
2015-53 , MI , IO, 4% , 4/16/45 ......................... United States 557,001 110,919
f,g
2015-H01 , CI , IO, FRN , 1.561% , 12/20/64 ............... United States 182,336 4,078
f,g
2015-H04 , AI , IO, FRN , 1.608% , 12/20/64 ............... United States 845,818 25,145
f,g
2015-H10 , CI , IO, FRN , 1.792% , 4/20/65 ................ United States 377,414 9,601
f,g
2015-H12 , AI , IO, FRN , 1.826% , 5/20/65 ................ United States 460,311 11,798
f,g
2015-H12 , EI , IO, FRN , 1.733% , 4/20/65 ................ United States 1,127,136 21,469
f,g
2015-H12 , GI , IO, FRN , 1.773% , 5/20/65 ................ United States 764,233 25,139
f,g
2015-H13 , AI , IO, FRN , 1.813% , 6/20/65 ................ United States 821,033 43,343
f,g
2015-H16 , XI , IO, FRN , 2.024% , 7/20/65 ................ United States 297,476 16,607
f,g
2015-H20 , AI , IO, FRN , 1.854% , 8/20/65 ................ United States 332,363 9,641

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
f,g
2015-H25 , AI , IO, FRN , 1.625% , 9/20/65 ................ United States 734,288 $ 10,293
f,g
2015-H25 , CI , IO, FRN , 2.209% , 10/20/65 ............... United States 440,829 17,681
f,g
2016-H11 , HI , IO, FRN , 1.899% , 1/20/66 ................ United States 289,828 7,666
f,g
2016-H23 , NI , IO, FRN , 2.526% , 10/20/66 ............... United States 1,432,077 65,750
f,g
2016-H24 , JI , IO, FRN , 2.423% , 11/20/66 ................ United States 329,783 19,500
f,g
2017-H08 , NI , IO, FRN , 2.213% , 3/20/67 ................ United States 999,762 31,138
f,g
2017-H10 , MI , IO, FRN , 1.864% , 4/20/67 ................ United States 1,040,576 30,970
f,g
2017-H12 , QI , IO, FRN , 2.387% , 5/20/67 ................ United States 817,185 31,615
f,g
2017-H18 , CI , IO, FRN , 1.877% , 9/20/67 ................ United States 1,020,579 74,629
e,g
2019-121 , SD , IO, FRN , 1.75% , ( 1-month SOFR + 5.886% ),
10/20/49 ........................................ United States 115,809 14,685
f,g
2019-H02 , DI , IO, FRN , 2.347% , 11/20/68 ............... United States 1,386,209 59,306
e,g
2020-112 , MS , IO, FRN , 2.05% , ( 1-month SOFR + 6.186% ),
8/20/50 ......................................... United States 3,413,325 503,162
e
2023-152 , FB , FRN , 5.539% , ( 30-day SOFR Average + 1.15% ),
4/20/51 ......................................... United States 211,010 214,400
e
2023-66 , PS , FRN , 4.403% , ( 30-day SOFR Average +
15.375% ), 5/20/53 ................................. United States 411,231 409,569
f,g
2024-32 , IO, FRN , 0.7% , 6/16/63 ...................... United States 2,531,462 126,675
4,823,477
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 4,851,895 ) ........
4,823,477
Total Long Term Investments (Cost $ 140,893,869 ) .............................
139,780,598
a
Short Term Investments 8.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.6%
j
U.S. Treasury Bills ,
k
2.01%, 10/02/25 ................................... United States 1,100,000 1,099,877
3.83%, 1/20/26 ................................... United States 1,100,000 1,087,061
2,186,938
Total U.S. Government and Agency Securities (Cost $ 2,186,924 ) ................
2,186,938
Shares
Management Investment Companies 6.5%
l,m
Putnam Short Term Investment Fund , Class P , 4.364% ....... United States 8,754,999 8,754,999
Total Management Investment Companies (Cost $ 8,754,999 ) ...................
8,754,999
Total Short Term Investments (Cost $ 10,941,923 ) ..............................
10,941,937
a
Total Investments (Cost $ 151,835,792 ) 111.7% ................................
$150,722,535
TBA Sale Commitments (9.1) % ..............................................
(12,319,137)
Other Assets, less Liabilities (2.6) % .........................................
(3,474,782)
Net Assets 100.0% .........................................................
$134,928,616
a a a

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a
a a
Country
Principal
Amount
*
a Value
n
TBA Sale Commitments (9.1)%
Mortgage-Backed Securities (9.1)%
Federal National Mortgage Association (FNMA) Fixed Rate (5.8)%
Uniform Mortgage-Backed Securities ,
3.5% , TBA, 10/25/55 ............................... United States (1,000,000) $ (913,755)
4.5% , TBA, 10/25/55 ............................... United States (3,000,000) (2,910,277)
5.5% , TBA, 10/25/55 ............................... United States (4,000,000) (4,033,577)
(7,857,609)
Government National Mortgage Association (GNMA) Fixed Rate (3.3)%
GNMA II, Single-family, 30 Year ,
2.5% , 10/15/55 ................................... United States (4,000,000) (3,444,358)
6% , 10/15/55 ..................................... United States (1,000,000) (1,017,170)
(4,461,528)
Total TBA Sale Commitments (Proceeds $ (12,405,703) ) ........................
$(12,319,137)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $39,612,277, representing 29.4% of net assets.
b
Perpetual security with no stated maturity date.
c
The coupon rate shown represents the rate at period end.
d
A portion or all of the security purchased on a delayed delivery basis.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
g
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
h
Defaulted security or security for which income has been deemed uncollectible.
i
Security purchased on a to-be-announced (TBA) basis.
j
The rate shown represents the yield at period end.
k
A portion or all of the security has been segregated as collateral for certain derivative contracts. At September 30, 2025, the value of this security pledged amounted to
$938,895, representing 0.7% net assets.
l
See Note 3 regarding investments in affiliated management investment companies.
m
The rate shown is the annualized seven-day effective yield at period end.
n
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2025 , the Fund had the following futures contracts outstanding.
At September 30, 2025, the Fund had the following forward exchange contracts outstanding.
At September 30, 2025, the Fund had the following forward premium swap options contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 65 $ 7,312,500 12/19/25 $ 16,689
U.S. Treasury 10 Year Ultra Notes ................ Long 27 3,107,109 12/19/25 22,678
U.S. Treasury 2 Year Notes ..................... Short 56 11,670,313 12/31/25 5,158
U.S. Treasury 5 Year Notes ..................... Long 89 9,718,383 12/31/25 (10,552)
U.S. Treasury Long Bonds ..................... Long 32 3,731,000 12/19/25 79,249
U.S. Treasury Ultra Bonds ...................... Long 85 10,205,312 12/19/25 308,995
Total Futures Contracts ...................................................................... $422,217
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. HSBK Sell 246,800 291,714 12/17/25 $ 663 $ —
Total Forward Exchange Contracts ................................................... $663 $—
Net unrealized appreciation (depreciation) ............................................ $663
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
3.3%/1-day SOFR/Feb-27/(Written) BNDP 2/05/26 / 3.3% 18,300,000 $ (40,260) $ 12,946
3.85%/1-day SOFR/Feb-27/(Purchased) BNDP 2/05/26 / 3.85% 12,200,000 50,630 10,293
3.725%/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 3.725% 103,000 5,037 (1,937)
(4.225%)/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 4.225% 103,000 5,274 (3,578)
3.428%/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 384,300 22,116 (12,536)
(3.428%)/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 384,300 22,116 (355)
(4.2%)/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 1,549,300 193,198 (19,045)
4.2%/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 1,549,300 193,198 19,103
(4%)/1-day SOFR/Dec-30/(Purchased) CITI 12/08/25 / 4% 2,237,700 25,286 (24,509)
(4.608%)/1-day SOFR/May-56/(Purchased) CITI 5/26/26 / 4.608% 271,700 9,863 (6,611)
(4.33%)/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 456,000 57,114 (7,507)
4.33%/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 456,000 57,114 (2,575)
2.35%/1-day SOFR/Mar-59/(Purchased) GSCO 3/12/29 / 2.35% 1,865,500 108,759 (70,842)
(4.5%)/1-day SOFR/Oct-30/(Written) MCM 10/09/25 / 4.5% 2,237,700 (7,286) 7,274

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2025 , the Fund had the following credit default swap contracts outstanding.
Forward Premium Swap Option Contracts
(continued)
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
party
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
2.85%/1-day SOFR/Oct-30/(Purchased) MCM 10/09/25 / 2.85% 2,237,700 $ 15,065 $ (15,040)
3.884%/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 3.884% 572,900 25,322 (1,140)
(4.384%)/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 4.384% 572,900 26,382 (10,153)
(4.01%)/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 304,800 36,546 616
4.01%/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 304,800 36,545 (6,423)
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 1,568,800 56,791 (15,929)
Unrealized appreciation 50,232
Unrealized (depreciation) (198,180)
Total $(147,948)
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
CMBX.NA.BB.6 . (5.00)% Monthly JPHQ 5/11/63 167,000 $ 10,392 $ 85,971 $ (75,579)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly GSCO 11/17/59 257,000 51,010 49,237 1,773
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 193,000 23,160 24,897 (1,737)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 193,000 32,970 35,029 (2,059)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 386,000 76,960 80,932 (3,972)
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 285,000 9,154 53,386 (44,232)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 193,000 32,527 34,668 (2,141)
Contracts to Sell Protection
(c) (d)
Traded Index
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 140,000 (8,712) (24,342) 15,630
Below
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 27,000 (1,680) (5,518) 3,838
Below
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 285,000 (9,155) (17,136) 7,981
Investment
Grade
Total OTC Swap Contracts .............................................. $216,626 $317,124 $(100,498)
Total Credit Default Swap Contracts .................................... $216,626 $ 317,124 $(100,498)
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2025 , the Fund had the following interest rate swap contracts outstanding.
See A bbreviations on page 240 .
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.58% .... Annual 9/17/27 7,997,000 $ (25,059) $ (17,712) $ (7,347)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.13% .... Annual 12/17/27 3,871,000 14,310 14,310 —
Receive Fixed 3.63% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/30 22,364,000 241,478 208,560 32,918
Receive Fixed 3.833% . Annual
Pay Floating 1-day
SOFR ............ Annual 9/10/35 188,900 2,748 — 2,748
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.88% .... Annual 9/17/35 27,424,000 (510,378) (290,755) (219,623)
Receive Fixed 3.53% .. Annual
Pay Floating 1-day
SOFR ............ Annual 12/17/35 2,837,000 (30,634) (21,317) (9,317)
Receive Fixed 4.03% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/55 4,266,000 74,333 (38,382) 112,715
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.88% .... Annual 12/17/55 803,000 6,554 8,487 (1,933)
Total Interest Rate Swap Contracts ................................. $(226,648) $ (136,809) $(89,839)
*
In U.S. dollars unless otherwise indicated.

Putnam Variable Trust
Schedule of Investments (unaudited), September 30, 2025
Putnam VT International Equity Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 95.8%
Australia 1.8%
Glencore plc .................... Metals & Mining 1,055,503 $ 4,861,254
Austria 0.5%
Erste Group Bank AG ............. Banks 13,078 1,285,601
Canada 0.9%
Canadian National Railway Co. ...... Ground Transportation 25,400 2,395,269
China 3.1%
Alibaba Group Holding Ltd. ......... Broadline Retail 138,300 3,092,957
Tencent Holdings Ltd. ............. Interactive Media & Services 65,100 5,547,145
8,640,102
Denmark 1.5%
Novo Nordisk A/S , B .............. Pharmaceuticals 74,404 4,142,939
France 10.9%
Accor SA ...................... Hotels, Restaurants & Leisure 70,916 3,369,247
Airbus SE ...................... Aerospace & Defense 29,381 6,861,227
BNP Paribas SA ................. Banks 50,248 4,595,823
Cie de Saint-Gobain SA ........... Building Products 42,476 4,602,341
Thales SA ...................... Aerospace & Defense 16,114 5,093,865
Vinci SA ....................... Construction & Engineering 39,838 5,536,365
30,058,868
Germany 4.8%
a,b
Auto1 Group SE , 144A , Reg S ...... Specialty Retail 46,176 1,579,650
Deutsche Bank AG ............... Capital Markets 151,527 5,366,448
Deutsche Boerse AG .............. Capital Markets 10,923 2,925,083
Siemens AG .................... Industrial Conglomerates 12,839 3,466,248
13,337,429
Greece 1.6%
National Bank of Greece SA ........ Banks 310,245 4,517,615
Hong Kong 5.2%
AIA Group Ltd. .................. Insurance 612,200 5,867,304
Jardine Matheson Holdings Ltd. ..... Industrial Conglomerates 43,900 2,770,405
Prudential plc ................... Insurance 416,650 5,832,984
14,470,693
India 0.4%
a
MakeMyTrip Ltd. ................. Hotels, Restaurants & Leisure 13,300 1,244,880
Indonesia 0.5%
Unilever Indonesia Tbk. PT ......... Household Products 13,655,800 1,458,585
Italy 5.0%
Enel SpA ...................... Electric Utilities 548,658 5,199,380
Prysmian SpA ................... Electrical Equipment 52,411 5,216,021
Ryanair Holdings plc , ADR ......... Passenger Airlines 54,750 3,297,045
13,712,446
Japan 18.8%
Air Water, Inc. ................... Chemicals 79,400 1,363,891
Ebara Corp. .................... Machinery 112,200 2,557,548
Hoya Corp. ..................... Health Care Equipment & Supplies 54,900 7,591,043
Mitsubishi UFJ Financial Group, Inc. .. Banks 459,500 7,412,368
Nintendo Co. Ltd. ................ Entertainment 70,200 6,073,651
NOF Corp. ..................... Chemicals 160,000 2,791,778

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT International Equity Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
Ryohin Keikaku Co. Ltd. ........... Broadline Retail 90,600 $ 1,802,683
SBI Holdings, Inc. ................ Capital Markets 92,300 4,018,509
SoftBank Group Corp. ............. Wireless Telecommunication Services 36,600 4,618,208
a
Sony Financial Group, Inc. ......... Insurance 226,600 251,293
Sony Group Corp. ................ Household Durables 226,600 6,514,003
Sumitomo Mitsui Financial Group, Inc. . Banks 180,600 5,080,797
a
Tokyo Electric Power Co. Holdings, Inc. Electric Utilities 416,900 1,952,829
52,028,601
Netherlands 7.3%
Akzo Nobel NV .................. Chemicals 41,687 2,975,106
ASML Holding NV ................ Semiconductors & Semiconductor Equipment 8,375 8,167,192
b
Euronext NV , 144A , Reg S ......... Capital Markets 34,483 5,162,499
Universal Music Group NV ......... Entertainment 138,789 4,010,650
20,315,447
South Korea 1.5%
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 17,284 4,284,669
Spain 2.9%
Iberdrola SA .................... Electric Utilities 417,757 7,907,862
Taiwan 1.7%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 107,000 4,647,848
United Arab Emirates 1.8%
Abu Dhabi Islamic Bank PJSC ...... Banks 862,283 5,118,717
United Kingdom 11.4%
Allfunds Group plc ................ Capital Markets 197,676 1,475,488
AstraZeneca plc ................. Pharmaceuticals 38,850 5,951,864
British American Tobacco plc ........ Tobacco 115,524 6,144,411
Coca-Cola Europacific Partners plc ... Beverages 40,900 3,697,769
Compass Group plc .............. Hotels, Restaurants & Leisure 96,574 3,291,798
London Stock Exchange Group plc ... Capital Markets 20,849 2,391,029
Tesco plc ...................... Consumer Staples Distribution & Retail 588,914 3,529,768
Unilever plc ..................... Personal Care Products 84,799 5,012,354
31,494,481
United States 14.2%
BP plc ......................... Oil, Gas & Consumable Fuels 495,507 2,845,029
Buzzi SpA ...................... Construction Materials 25,240 1,390,849
CRH plc ....................... Construction Materials 53,689 6,477,500
Linde plc ....................... Chemicals 11,722 5,567,950
Novartis AG .................... Pharmaceuticals 44,704 5,747,968
Roche Holding AG ............... Pharmaceuticals 19,437 6,472,202
Schneider Electric SE ............. Electrical Equipment 22,507 6,335,093
Shell plc ....................... Oil, Gas & Consumable Fuels 127,465 4,571,843
39,408,434
Total Common Stocks (Cost $ 197,645,575 ) .....................................
265,331,740

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT International Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Preferred Stocks 2.1%
South Korea 2.1%
c
Samsung Electronics Co. Ltd. , 1 .65% . Technology Hardware, Storage & Peripherals 121,491 $ 5,766,086
Total Preferred Stocks (Cost $ 4,714,514 ) .......................................
5,766,086
Total Long Term Investments (Cost $ 202,360,089 ) ...............................
271,097,826
Short Term Investments 1.9%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 0.4%
United States 0.4%
d
U.S. Treasury Bills ,
e
2.01%, 10/02/25 ................ 700,000 699,922
3.83%, 1/20/26 ................ 300,000 296,471
996,393
Total U.S. Government and Agency Securities (Cost $ 996,388 ) ....................
996,393
Shares
Management Investment Companies 1.5%
United States 1.5%
f,g
Putnam Short Term Investment Fund ,
Class P , 4.364% ................ 4,183,840 4,183,840
Total Management Investment Companies (Cost $ 4,183,840 ) .....................
4,183,840
a a a a a
Total Short Term Investments (Cost $ 5,180,228 ) .................................
5,180,233
a a a
Total Investments (Cost $ 207,540,317 ) 99.8% ...................................
$276,278,059
Other Assets, less Liabilities 0.2% .............................................
738,195
Net Assets 100.0% ...........................................................
$277,016,254
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $6,742,149, representing 2.4% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
The rate shown represents the yield at period end.
e
A portion or all of the security has been segregated as collateral for certain derivative contracts. At September 30, 2025, the value of this security pledged amounted to
$283,968, representing 0.1% net assets.
f
See Note 3 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT International Equity Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2025 , the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BOFA Buy 1,186,800 781,389 10/15/25 $ 4,073 $ —
Australian Dollar .... CITI Buy 1,038,000 679,283 10/15/25 7,699 —
Australian Dollar .... CITI Sell 779,000 512,903 10/15/25 — (2,664)
Australian Dollar .... GSCO Buy 1,917,700 1,262,547 10/15/25 6,649 —
Australian Dollar .... HSBK Buy 862,800 566,480 10/15/25 4,549 —
Australian Dollar .... MSCO Buy 8,220,100 5,412,393 10/15/25 27,932 —
Australian Dollar .... SSBT Buy 7,761,600 5,089,092 10/15/25 47,783 —
Australian Dollar .... TDOM Buy 6,880,300 4,517,227 10/15/25 36,376 —
Australian Dollar .... WPAC Buy 1,298,000 852,178 10/15/25 6,879 —
Canadian Dollar .... BOFA Sell 651,700 478,000 10/15/25 9,413 —
Canadian Dollar .... BZWS Sell 1,283,400 941,335 10/15/25 18,542 —
Canadian Dollar .... HSBK Buy 677,700 496,588 10/15/25 — (9,307)
Canadian Dollar .... JPHQ Sell 2,600 1,909 10/15/25 39 —
Canadian Dollar .... SSBT Sell 686,700 504,816 10/15/25 11,064 —
Canadian Dollar .... TDOM Sell 42,800 31,419 10/15/25 645 —
Canadian Dollar .... WPAC Sell 1,300,600 954,776 10/15/25 19,617 —
Israeli New Shekel .. BZWS Buy 2,142,100 644,074 10/15/25 2,646 —
Israeli New Shekel .. HSBK Buy 938,300 280,001 10/15/25 3,281 —
Israeli New Shekel .. SSBT Buy 5,255,800 1,568,782 10/15/25 17,995 —
New Zealand Dollar . GSCO Buy 365,700 220,280 10/15/25 — (8,159)
New Zealand Dollar . SSBT Buy 408,200 244,766 10/15/25 — (7,993)
New Zealand Dollar . WPAC Buy 402,600 241,404 10/15/25 — (7,879)
Chinese Yuan ...... BOFA Sell 6,806,100 953,563 11/19/25 — (4,590)
Chinese Yuan ...... CITI Sell 4,883,900 683,930 11/19/25 — (3,618)
Chinese Yuan ...... HSBK Sell 31,137,200 4,388,757 11/19/25 11,076 (5,766)
Chinese Yuan ...... JPHQ Buy 10,382,000 1,454,664 11/19/25 6,899 —
Chinese Yuan ...... SSBT Sell 13,920,400 1,949,423 11/19/25 — (10,270)
Hong Kong Dollar ... CITI Sell 9,855,300 1,266,734 11/19/25 — (1,176)
Hong Kong Dollar ... GSCO Sell 6,366,200 818,636 11/19/25 — (392)
Hong Kong Dollar ... HSBK Sell 19,513,900 2,509,771 11/19/25 807 (1,551)
Hong Kong Dollar ... MSCO Sell 21,925,800 2,823,947 11/19/25 3,134 —
Hong Kong Dollar ... SSBT Buy 8,763,600 1,126,437 11/19/25 1,023 —
Hong Kong Dollar ... TDOM Buy 23,592,400 3,037,697 11/19/25 — (2,472)
Indian Rupee ...... GSCO Sell 102,741,700 1,169,579 11/19/25 16,447 —
Japanese Yen ...... BOFA Buy 271,798,000 1,868,888 11/19/25 — (21,636)
Japanese Yen ...... BZWS Buy 139,511,800 950,272 11/19/25 — (2,092)
Japanese Yen ...... BZWS Sell 364,598,500 2,506,934 11/19/25 28,971 —
Japanese Yen ...... CITI Buy 39,763,900 273,419 11/19/25 — (3,167)
Japanese Yen ...... GSCO Buy 755,704,500 5,191,578 11/19/25 — (55,497)
Japanese Yen ...... GSCO Sell 147,712,200 1,008,511 11/19/25 4,850 (253)
Japanese Yen ...... HSBK Buy 157,851,000 1,083,329 11/19/25 — (10,508)
Japanese Yen ...... HSBK Sell 37,898,400 258,659 11/19/25 1,085 —
Japanese Yen ...... JPHQ Sell 137,039,500 942,295 11/19/25 10,918 —
Japanese Yen ...... MSCO Buy 917,258,000 6,260,412 11/19/25 — (26,347)
Japanese Yen ...... MSCO Sell 192,784,800 1,316,761 11/19/25 6,708 (191)
Japanese Yen ...... SSBT Buy 145,192,600 990,916 11/19/25 — (4,127)
Japanese Yen ...... TDOM Sell 206,158,000 1,407,025 11/19/25 5,890 —
New Taiwan Dollar .. BZWS Sell 60,463,800 2,035,681 11/19/25 43,966 —
New Taiwan Dollar .. SSBT Sell 67,310,200 2,263,060 11/19/25 45,820 —
Singapore Dollar .... BOFA Buy 1,869,900 1,469,458 11/19/25 — (14,356)
Singapore Dollar .... HSBK Buy 1,428,800 1,120,258 11/19/25 — (8,408)
Singapore Dollar .... SSBT Buy 1,869,600 1,465,824 11/19/25 — (10,956)
Singapore Dollar .... UBSW Buy 399,300 313,048 11/19/25 — (2,325)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT International Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
South Korean Won .. BOFA Sell 2,711,270,700 1,964,333 11/19/25 $ 29,340 $ —
South Korean Won .. GSCO Sell 5,380,668,300 3,893,783 11/19/25 53,680 —
South Korean Won .. HSBK Sell 3,105,710,800 2,249,700 11/19/25 33,201 —
South Korean Won .. JPHQ Sell 1,843,485,200 1,335,607 11/19/25 19,939 —
British Pound ...... BOFA Buy 1,722,400 2,334,489 12/17/25 — (17,813)
British Pound ...... BOFA Sell 590,800 807,223 12/17/25 12,580 —
British Pound ...... BZWS Buy 1,626,200 2,204,076 12/17/25 — (16,791)
British Pound ...... CITI Sell 2,767,900 3,751,527 12/17/25 28,624 —
British Pound ...... GSCO Buy 1,264,400 1,717,231 12/17/25 — (16,578)
British Pound ...... GSCO Sell 310,900 416,819 12/17/25 — (1,350)
British Pound ...... HSBK Sell 1,080,500 1,464,472 12/17/25 11,169 —
British Pound ...... JPHQ Sell 2,084,300 2,824,801 12/17/25 21,359 —
British Pound ...... MSCO Buy 2,885,500 3,897,714 12/17/25 — (16,635)
British Pound ...... MSCO Sell 3,811,800 5,160,360 12/17/25 33,381 —
British Pound ...... SSBT Buy 1,108,600 1,503,318 12/17/25 — (12,220)
British Pound ...... TDOM Sell 721,500 978,419 12/17/25 7,981 —
British Pound ...... UBSW Sell 2,016,500 2,734,475 12/17/25 22,226 —
Czech Koruna ...... CITI Buy 24,103,700 1,175,791 12/17/25 — (11,118)
Czech Koruna ...... CITI Sell 24,103,700 1,160,618 12/17/25 — (4,055)
Czech Koruna ...... MSCO Buy 24,142,600 1,168,805 12/17/25 512 (2,765)
Czech Koruna ...... MSCO Sell 24,142,600 1,176,793 12/17/25 10,240 —
Danish Krone ...... BOFA Buy 3,937,900 622,730 12/17/25 — (124)
Danish Krone ...... CITI Sell 3,145,900 497,434 12/17/25 49 —
Danish Krone ...... GSCO Buy 3,210,000 507,614 12/17/25 — (94)
Danish Krone ...... JPHQ Buy 9,350,500 1,478,402 12/17/25 — (33)
Danish Krone ...... MSCO Buy 8,315,600 1,314,581 12/17/25 165 —
Danish Krone ...... MSCO Sell 29,149,000 4,621,039 12/17/25 12,410 —
Danish Krone ...... SSBT Buy 12,410,900 1,962,076 12/17/25 161 —
Euro ............. BOFA Buy 2,732,400 3,222,347 12/17/25 — (27)
Euro ............. BZWS Sell 4,700,200 5,542,932 12/17/25 — (15)
Euro ............. CITI Sell 1,194,600 1,409,113 12/17/25 321 —
Euro ............. GSCO Buy 2,710,800 3,201,128 12/17/25 19 (4,300)
Euro ............. HSBK Buy 4,945,400 5,832,160 12/17/25 — (49)
Euro ............. HSBK Sell 481,400 566,783 12/17/25 — (932)
Euro ............. JPHQ Sell 1,248,000 1,471,667 12/17/25 — (100)
Euro ............. MSCO Buy 1,779,100 2,092,483 12/17/25 5,611 —
Euro ............. MSCO Sell 5,817,200 6,860,614 12/17/25 1,789 (1,400)
Euro ............. SSBT Buy 1,082,800 1,282,023 12/17/25 — (5,077)
Euro ............. SSBT Sell 2,020,900 2,382,762 12/17/25 — (485)
Euro ............. TDOM Sell 674,800 795,643 12/17/25 — (149)
Euro ............. UBSW Sell 788,200 929,319 12/17/25 — (205)
Euro ............. WPAC Sell 952,300 1,122,681 12/17/25 — (367)
Norwegian Krone ... BOFA Buy 14,129,300 1,429,556 12/17/25 — (13,425)
Swedish Krona ..... BOFA Buy 15,981,300 1,726,168 12/17/25 — (20,388)
Swedish Krona ..... BZWS Buy 5,512,800 595,438 12/17/25 — (7,023)
Swedish Krona ..... MSCO Buy 17,827,400 1,922,405 12/17/25 — (19,579)
Swedish Krona ..... SSBT Buy 5,814,500 626,992 12/17/25 — (6,375)
Swedish Krona ..... TDOM Buy 6,715,800 724,177 12/17/25 — (7,359)
Swedish Krona ..... UBSW Buy 41,771,600 4,504,526 12/17/25 — (45,992)
Swiss Franc ....... BOFA Buy 1,719,000 2,180,504 12/17/25 — (1,054)
Swiss Franc ....... BZWS Buy 981,900 1,245,673 12/17/25 — (762)
Swiss Franc ....... GSCO Buy 1,024,100 1,299,067 12/17/25 — (653)
Swiss Franc ....... HSBK Buy 916,900 1,163,092 12/17/25 — (592)
Swiss Franc ....... MSCO Sell 208,800 265,178 12/17/25 449 —
Swiss Franc ....... SSBT Buy 2,556,200 3,246,347 12/17/25 — (5,446)
Swiss Franc ....... TDOM Buy 2,363,900 3,002,216 12/17/25 — (5,124)
Swiss Franc ....... UBSW Buy 1,638,700 2,081,180 12/17/25 — (3,539)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT International Equity Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See A bbreviations on page 240 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Swiss Franc ....... WPAC Sell 272,300 345,714 12/17/25 $ 476 $ —
Total Forward Exchange Contracts ................................................... $718,458 $(475,693)
Net unrealized appreciation (depreciation) ............................................ $242,765
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Variable Trust
Schedule of Investments (unaudited), September 30, 2025
Putnam VT International Value Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.7%
Aerospace & Defense 2.7%
Airbus SE ......................................... France 17,530 $ 4,093,711
Thales SA ......................................... France 12,146 3,839,524
7,933,235
Air Freight & Logistics 0.9%
Deutsche Post AG ................................... Germany 57,389 2,564,562
Automobiles 0.4%
Stellantis NV ....................................... United States 141,826 1,316,367
Banks 25.2%
AIB Group plc ...................................... Ireland 603,364 5,500,714
ANZ Group Holdings Ltd. ............................. Australia 182,386 4,004,931
Barclays plc ....................................... United Kingdom 1,725,796 8,879,783
BNP Paribas SA .................................... France 92,844 8,491,772
CaixaBank SA ...................................... Spain 581,351 6,140,180
HSBC Holdings plc .................................. United Kingdom 740,267 10,447,477
ING Groep NV ..................................... Netherlands 412,567 10,815,756
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 619,100 9,986,937
Resona Holdings, Inc. ................................ Japan 322,100 3,284,549
Sumitomo Mitsui Financial Group, Inc. .................... Japan 219,100 6,163,913
73,716,012
Beverages 2.4%
Asahi Group Holdings Ltd. ............................. Japan 227,700 2,729,880
Coca-Cola Europacific Partners plc ...................... United Kingdom 49,859 4,507,752
7,237,632
Biotechnology 0.7%
a
Argenx SE ........................................ Netherlands 3,018 2,229,848
Broadline Retail 0.5%
Pan Pacific International Holdings Corp. .................. Japan 202,700 1,334,565
Building Products 1.4%
Cie de Saint-Gobain SA .............................. France 38,844 4,208,808
Capital Markets 1.4%
Partners Group Holding AG ............................ Switzerland 2,980 3,899,064
Chemicals 0.6%
LANXESS AG ...................................... Germany 70,795 1,762,745
Construction Materials 2.4%
CRH plc .......................................... United States 58,527 7,061,197
Consumer Staples Distribution & Retail 2.7%
MatsukiyoCocokara & Co. ............................. Japan 158,500 3,219,623
Tesco plc ......................................... United Kingdom 777,307 4,658,938
7,878,561
Diversified REITs 0.7%
Mirvac Group ...................................... Australia 1,366,888 2,052,641
Diversified Telecommunication Services 2.8%
Deutsche Telekom AG ................................ Germany 138,262 4,710,513
Telstra Group Ltd. ................................... Australia 1,141,243 3,638,425
8,348,938

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT International Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities 1.8%
Enel SpA ......................................... Italy 554,513 $ 5,254,865
Electrical Equipment 1.1%
ABB Ltd. .......................................... Switzerland 45,742 3,310,044
Food Products 1.0%
Yamazaki Baking Co. Ltd. ............................. Japan 130,600 2,907,530
Health Care Equipment & Supplies 1.6%
Hoya Corp. ........................................ Japan 34,600 4,784,155
Hotels, Restaurants & Leisure 0.7%
Compass Group plc ................................. United Kingdom 61,042 2,080,663
Household Durables 2.1%
Cairn Homes plc .................................... Ireland 1,079,208 2,427,657
Sony Group Corp. ................................... Japan 130,400 3,748,570
6,176,227
Industrial Conglomerates 1.7%
Siemens AG ....................................... Germany 18,709 5,051,019
Industrial REITs 0.9%
Segro plc ......................................... United Kingdom 289,999 2,562,444
Insurance 9.5%
ASR Nederland NV .................................. Netherlands 77,504 5,274,095
AXA SA ........................................... France 152,067 7,292,375
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 9,011 5,753,291
Prudential plc ...................................... Hong Kong 269,086 3,767,129
QBE Insurance Group Ltd. ............................ Australia 411,014 5,593,186
a
Sony Financial Group, Inc. ............................ Japan 128,300 142,281
27,822,357
Machinery 2.7%
a
Alstom SA ......................................... France 208,974 5,468,103
Minebea Mitsumi, Inc. ................................ Japan 131,300 2,467,230
7,935,333
Metals & Mining 1.9%
Anglo American plc .................................. South Africa 37,295 1,406,295
Glencore plc ....................................... Australia 838,258 3,860,705
Valterra Platinum Ltd. ................................ South Africa 3,959 282,196
5,549,196
Multi-Utilities 1.3%
E.ON SE .......................................... Germany 204,739 3,856,354
Oil, Gas & Consumable Fuels 6.3%
Cenovus Energy, Inc. ................................ Canada 296,452 5,033,528
Shell plc .......................................... United States 374,587 13,350,670
18,384,198
Passenger Airlines 1.6%
Qantas Airways Ltd. ................................. Australia 635,221 4,589,982
Personal Care Products 1.7%
Unilever plc ........................................ United Kingdom 83,373 4,952,059
Pharmaceuticals 5.0%
AstraZeneca plc .................................... United Kingdom 17,073 2,615,603

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT International Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Bayer AG ......................................... Germany 85,837 $ 2,857,613
Novo Nordisk A/S , B ................................. Denmark 62,998 3,507,834
Sanofi SA ......................................... United States 58,106 5,502,284
14,483,334
Semiconductors & Semiconductor Equipment 1.1%
STMicroelectronics NV ............................... Singapore 110,983 3,136,926
Specialty Retail 0.5%
JD Sports Fashion plc ................................ United Kingdom 1,190,122 1,532,102
Textiles, Apparel & Luxury Goods 1.4%
Asics Corp. ........................................ Japan 156,000 4,082,129
Tobacco 1.5%
Imperial Brands plc .................................. United Kingdom 99,736 4,236,930
Trading Companies & Distributors 4.9%
Ashtead Group plc .................................. United Kingdom 26,295 1,763,380
Ferguson Enterprises, Inc. ............................ United States 13,338 2,995,541
ITOCHU Corp. ..................................... Japan 57,800 3,288,727
Mitsubishi Corp. .................................... Japan 264,200 6,298,371
14,346,019
Wireless Telecommunication Services 1.6%
KDDI Corp. ........................................ Japan 154,300 2,460,858
Vodafone Group plc ................................. United Kingdom 2,083,172 2,422,528
4,883,386
Total Common Stocks (Cost $ 214,692,297 ) ...................................
283,461,427
Principal
Amount
*
U.S. Government and Agency Securities 0.0%
†
b
U.S. Treasury Notes , 4.125%, 9/30/27 .................... United States 130,000 131,267
Total U.S. Government and Agency Securities (Cost $ 131,267 ) ..................
131,267
Total Long Term Investments (Cost $ 214,823,564 ) .............................
283,592,694
a
Short Term Investments 4.3%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.2%
c
U.S. Treasury Bills ,
2.01%, 10/02/25 ................................... United States 100,000 99,989
d
3.86%, 12/04/25 ................................... United States 400,000 397,232
497,221
Total U.S. Government and Agency Securities (Cost $ 497,179 ) ..................
497,221

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT International Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2025, the Fund had the following futures contracts outstanding.
Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 4.1%
e,f
Putnam Short Term Investment Fund , Class P , 4.364% ....... United States 12,021,836 $ 12,021,836
Total Management Investment Companies (Cost $ 12,021,836 ) ..................
12,021,836
Total Short Term Investments (Cost $ 12,519,015 ) ..............................
12,519,057
a
Total Investments (Cost $ 227,342,579 ) 101.0% ................................
$296,111,751
Other Assets, less Liabilities (1.0) % .........................................
(2,888,521)
Net Assets 100.0% .........................................................
$293,223,230
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
c
The rate shown represents the yield at period end.
d
A portion or all of the security has been segregated as collateral for certain derivative contracts. At September 30, 2025, the value of this security pledged amounted to
$142,010, representing less than 0.1% net assets.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 3 $ 417,795 12/19/25 $ 1,949
Total Futures Contracts ...................................................................... $1,949

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT International Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2025, the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BOFA Sell 735,300 484,122 10/15/25 $ — $ (2,524)
Australian Dollar .... CITI Buy 1,113,800 734,620 10/15/25 2,528 —
Australian Dollar .... GSCO Sell 484,800 321,219 10/15/25 363 —
Australian Dollar .... HSBK Buy 222,400 146,019 10/15/25 1,172 —
Australian Dollar .... MSCO Sell 2,991,300 1,973,853 10/15/25 755 (6,639)
Australian Dollar .... SSBT Buy 2,526,000 1,652,010 10/15/25 19,778 —
Australian Dollar .... TDOM Buy 1,155,200 754,706 10/15/25 9,842 —
Australian Dollar .... UBSW Sell 764,700 499,322 10/15/25 — (6,781)
Australian Dollar .... WPAC Buy 295,700 194,137 10/15/25 1,567 —
Canadian Dollar .... BOFA Buy 42,500 31,172 10/15/25 — (614)
Canadian Dollar .... BZWS Sell 59,900 43,535 10/15/25 465 —
Canadian Dollar .... CITI Sell 790,200 579,578 10/15/25 11,407 —
Canadian Dollar .... GSCO Sell 1,591,900 1,147,511 10/15/25 2,900 —
Canadian Dollar .... HSBK Sell 686,800 504,198 10/15/25 10,374 —
Canadian Dollar .... MSCO Sell 1,782,200 1,304,876 10/15/25 23,435 —
Canadian Dollar .... SSBT Sell 29,200 21,435 10/15/25 440 —
Canadian Dollar .... TDOM Sell 359,800 264,125 10/15/25 5,421 —
Canadian Dollar .... UBSW Sell 959,800 704,582 10/15/25 14,465 —
Canadian Dollar .... WPAC Sell 1,111,900 816,251 10/15/25 16,770 —
Israeli New Shekel .. BOFA Buy 2,581,800 776,283 10/15/25 3,188 —
Israeli New Shekel .. BZWS Buy 418,500 125,832 10/15/25 517 —
Israeli New Shekel .. MSCO Buy 3,621,600 1,084,441 10/15/25 8,955 —
Israeli New Shekel .. SSBT Buy 1,638,200 488,979 10/15/25 5,609 —
Israeli New Shekel .. UBSW Buy 2,253,000 672,398 10/15/25 7,805 —
New Zealand Dollar . BOFA Buy 433,000 260,818 10/15/25 — (9,660)
New Zealand Dollar . JPHQ Buy 255,900 153,449 10/15/25 — (5,016)
Chinese Yuan ...... HSBK Buy 9,248,300 1,295,199 11/19/25 6,763 —
Hong Kong Dollar ... BZWS Buy 286,300 36,798 11/19/25 35 —
Hong Kong Dollar ... GSCO Buy 4,026,600 517,530 11/19/25 503 —
Hong Kong Dollar ... HSBK Buy 6,493,900 835,765 11/19/25 200 (508)
Hong Kong Dollar ... JPHQ Buy 7,666,200 985,202 11/19/25 1,075 —
Hong Kong Dollar ... SSBT Buy 16,924,200 2,175,367 11/19/25 1,976 —
Hong Kong Dollar ... TDOM Buy 9,643,400 1,239,328 11/19/25 1,321 —
Hong Kong Dollar ... UBSW Buy 2,496,900 320,864 11/19/25 369 —
Japanese Yen ...... BOFA Buy 223,001,500 1,533,362 11/19/25 — (17,752)
Japanese Yen ...... CITI Buy 263,976,100 1,802,396 11/19/25 3,659 (11,964)
Japanese Yen ...... GSCO Buy 434,011,900 2,966,025 11/19/25 2,303 (18,603)
Japanese Yen ...... GSCO Sell 129,173,600 882,606 11/19/25 4,689 —
Japanese Yen ...... HSBK Buy 884,618,000 6,033,663 11/19/25 — (21,433)
Japanese Yen ...... HSBK Sell 134,652,900 915,328 11/19/25 171 —
Japanese Yen ...... MSCO Sell 81,045,200 553,145 11/19/25 2,328 —
Japanese Yen ...... SSBT Sell 130,049,200 887,565 11/19/25 3,697 —
Japanese Yen ...... TDOM Buy 268,281,200 1,833,261 11/19/25 — (9,911)
Japanese Yen ...... TDOM Sell 283,036,700 1,934,793 11/19/25 11,158 —
Japanese Yen ...... UBSW Sell 105,198,300 717,979 11/19/25 3,007 —
Japanese Yen ...... WPAC Buy 49,647,600 338,836 11/19/25 — (1,410)
Singapore Dollar .... BOFA Buy 48,500 38,114 11/19/25 — (372)
Singapore Dollar .... BZWS Buy 592,700 465,772 11/19/25 — (4,551)
Singapore Dollar .... GSCO Buy 2,829,900 2,223,776 11/19/25 — (21,631)
Singapore Dollar .... MSCO Buy 1,267,800 994,008 11/19/25 — (7,443)
Singapore Dollar .... SSBT Buy 436,900 342,543 11/19/25 — (2,560)
South Korean Won .. GSCO Sell 952,976,000 690,567 11/19/25 10,443 —

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT International Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
South Korean Won .. JPHQ Sell 1,247,874,300 904,086 11/19/25 $ 13,497 $ —
South Korean Won .. MSCO Buy 2,197,935,400 1,592,522 11/19/25 — (23,889)
British Pound ...... BOFA Buy 745,300 999,649 12/17/25 2,801 —
British Pound ...... BOFA Sell 2,744,200 3,719,406 12/17/25 28,380 —
British Pound ...... BZWS Sell 1,015,000 1,375,684 12/17/25 10,480 —
British Pound ...... CITI Buy 339,400 460,012 12/17/25 — (3,510)
British Pound ...... GSCO Buy 1,031,800 1,398,031 12/17/25 — (10,231)
British Pound ...... GSCO Sell 3,974,900 5,386,684 12/17/25 40,332 —
British Pound ...... JPHQ Sell 278,500 377,444 12/17/25 2,854 —
British Pound ...... MSCO Sell 6,551,100 8,872,484 12/17/25 62,606 (1,536)
British Pound ...... SSBT Sell 1,498,300 2,031,771 12/17/25 16,516 —
British Pound ...... TDOM Sell 332,500 450,900 12/17/25 3,678 —
British Pound ...... UBSW Sell 813,000 1,102,469 12/17/25 8,961 —
British Pound ...... WPAC Buy 2,080,700 2,821,533 12/17/25 — (22,933)
Czech Koruna ...... CITI Buy 6,980,800 336,133 12/17/25 1,174 —
Czech Koruna ...... MSCO Buy 3,167,200 152,749 12/17/25 288 —
Czech Koruna ...... MSCO Sell 16,240,700 787,165 12/17/25 2,426 —
Czech Koruna ...... UBSW Buy 6,058,700 292,206 12/17/25 546 —
Danish Krone ...... BOFA Buy 1,071,800 169,492 12/17/25 — (34)
Danish Krone ...... CITI Buy 6,277,900 992,671 12/17/25 — (98)
Danish Krone ...... GSCO Sell 352,400 55,749 12/17/25 32 —
Danish Krone ...... HSBK Sell 699,600 110,463 12/17/25 — (148)
Danish Krone ...... MSCO Sell 18,032,800 2,850,735 12/17/25 — (357)
Euro ............. BOFA Buy 943,800 1,113,033 12/17/25 — (9)
Euro ............. BZWS Sell 1,326,600 1,564,455 12/17/25 — (4)
Euro ............. CITI Buy 2,018,300 2,380,517 12/17/25 — (335)
Euro ............. GSCO Buy 1,261,000 1,485,009 12/17/25 2,088 —
Euro ............. GSCO Sell 5,721,400 6,741,977 12/17/25 — (5,270)
Euro ............. HSBK Buy 4,710,100 5,554,668 12/17/25 — (46)
Euro ............. MSCO Sell 9,103,800 10,733,863 12/17/25 — (2,250)
Euro ............. SSBT Buy 4,012,500 4,730,978 12/17/25 964 —
Euro ............. TDOM Buy 1,021,500 1,203,460 12/17/25 1,196 —
Euro ............. TDOM Sell 1,522,500 1,793,703 12/17/25 — (1,782)
Euro ............. UBSW Sell 943,000 1,111,835 12/17/25 — (245)
Euro ............. WPAC Sell 3,636,400 4,287,006 12/17/25 — (1,400)
Norwegian Krone ... BOFA Sell 587,200 59,411 12/17/25 558 —
Norwegian Krone ... BZWS Sell 729,500 73,807 12/17/25 691 —
Norwegian Krone ... CITI Buy 3,566,400 360,832 12/17/25 — (3,384)
Norwegian Krone ... MSCO Buy 21,218,200 2,147,459 12/17/25 — (20,833)
Norwegian Krone ... SSBT Sell 1,400,800 141,764 12/17/25 1,367 —
Swedish Krona ..... GSCO Buy 6,458,400 697,576 12/17/25 — (8,232)
Swedish Krona ..... HSBK Buy 6,365,500 687,527 12/17/25 — (8,098)
Swedish Krona ..... JPHQ Buy 13,999,700 1,512,112 12/17/25 — (17,839)
Swedish Krona ..... MSCO Buy 10,498,800 1,132,130 12/17/25 — (11,530)
Swedish Krona ..... SSBT Buy 9,406,200 1,014,294 12/17/25 — (10,313)
Swedish Krona ..... TDOM Buy 8,521,900 918,932 12/17/25 — (9,338)
Swedish Krona ..... WPAC Buy 2,371,000 255,639 12/17/25 — (2,568)
Swiss Franc ....... BOFA Buy 377,900 479,356 12/17/25 — (232)
Swiss Franc ....... BZWS Buy 1,271,900 1,613,577 12/17/25 — (988)
Swiss Franc ....... GSCO Buy 411,300 521,733 12/17/25 — (262)
Swiss Franc ....... HSBK Buy 4,288,200 5,439,600 12/17/25 — (2,767)
Swiss Franc ....... HSBK Sell 192,700 244,163 12/17/25 — (154)
Swiss Franc ....... JPHQ Buy 1,809,100 2,295,099 12/17/25 — (1,416)
Swiss Franc ....... MSCO Buy 2,248,200 2,855,238 12/17/25 — (4,837)
Swiss Franc ....... MSCO Sell 90,700 114,809 12/17/25 — (186)
Swiss Franc ....... SSBT Buy 3,867,200 4,911,304 12/17/25 — (8,240)
Swiss Franc ....... TDOM Buy 570,200 724,169 12/17/25 — (1,236)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT International Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See A bbreviations on page 240 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Swiss Franc ....... UBSW Sell 2,076,500 2,637,194 12/17/25 $ 4,485 $ —
Swiss Franc ....... WPAC Buy 2,203,000 2,796,945 12/17/25 — (3,852)
Total Forward Exchange Contracts ................................................... $407,373 $(339,754)
Net unrealized appreciation (depreciation) ............................................ $67,619
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Variable Trust
Schedule of Investments (unaudited), September 30, 2025
Putnam VT Large Cap Growth Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.5%
Aerospace & Defense 2.2%
General Electric Co. ................................. United States 70,808 $ 21,300,463
a
TransDigm Group, Inc. ............................... United States 6,419 8,460,370
29,760,833
Automobiles 4.2%
b
Tesla, Inc. ......................................... United States 126,415 56,219,279
Biotechnology 1.0%
AbbVie, Inc. ....................................... United States 58,558 13,558,519
Broadline Retail 5.5%
b
Amazon.com, Inc. ................................... United States 336,829 73,957,544
Building Products 0.8%
Trane Technologies plc ............................... United States 25,840 10,903,446
Capital Markets 1.3%
Nasdaq, Inc. ....................................... United States 124,282 10,992,743
S&P Global, Inc. .................................... United States 15,222 7,408,700
18,401,443
Chemicals 0.7%
Sherwin-Williams Co. (The) ............................ United States 26,268 9,095,558
Commercial Services & Supplies 1.2%
b
Copart, Inc. ........................................ United States 182,154 8,191,465
Waste Connections, Inc. .............................. United States 47,418 8,336,084
16,527,549
Communications Equipment 0.6%
b
Arista Networks, Inc. ................................. United States 55,526 8,090,694
Construction Materials 1.0%
Vulcan Materials Co. ................................. United States 43,555 13,398,389
Consumer Finance 0.6%
Capital One Financial Corp. ........................... United States 39,430 8,382,029
Electric Utilities 0.6%
Constellation Energy Corp. ............................ United States 24,195 7,961,849
Electrical Equipment 1.2%
GE Vernova, Inc. .................................... United States 26,673 16,401,228
Entertainment 3.7%
a,b
Live Nation Entertainment, Inc. ......................... United States 47,260 7,722,284
b
Netflix, Inc. ........................................ United States 26,123 31,319,387
b
Spotify Technology SA ................................ United States 16,621 11,601,458
50,643,129
Financial Services 4.8%
Mastercard, Inc. , A .................................. United States 66,632 37,900,948
Visa, Inc. , A ........................................ United States 79,074 26,994,282
64,895,230
Ground Transportation 0.9%
Canadian Pacific Kansas City Ltd. ....................... Canada 153,563 11,438,908
Health Care Equipment & Supplies 2.1%
b
Boston Scientific Corp. ............................... United States 83,583 8,160,208
b
IDEXX Laboratories, Inc. .............................. United States 10,415 6,654,039

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Large Cap Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
b
Intuitive Surgical, Inc. ................................ United States 29,820 $ 13,336,399
28,150,646
Hotels, Restaurants & Leisure 2.3%
b
DoorDash, Inc. , A ................................... United States 42,445 11,544,616
Hilton Worldwide Holdings, Inc. ......................... United States 42,951 11,143,207
Starbucks Corp. .................................... United States 106,170 8,981,982
31,669,805
Interactive Media & Services 7.2%
Alphabet, Inc. , C .................................... United States 182,897 44,544,564
Meta Platforms, Inc. , A ............................... United States 72,477 53,225,659
97,770,223
IT Services 0.6%
b
Shopify, Inc. , A ..................................... Canada 55,292 8,216,944
Life Sciences Tools & Services 0.7%
Lonza Group AG .................................... Switzerland 14,514 9,704,617
Machinery 0.2%
Caterpillar, Inc. ..................................... United States 5,802 2,768,424
Pharmaceuticals 3.8%
Eli Lilly & Co. ...................................... United States 58,081 44,315,803
Galderma Group AG ................................. Switzerland 36,523 6,457,277
50,773,080
Real Estate Management & Development 1.8%
b
CBRE Group, Inc. , A ................................. United States 94,423 14,877,288
b
CoStar Group, Inc. .................................. United States 107,397 9,061,085
23,938,373
Semiconductors & Semiconductor Equipment 20.5%
Broadcom, Inc. ..................................... United States 256,411 84,592,553
NVIDIA Corp. ...................................... United States 1,024,965 191,237,970
275,830,523
Software 19.9%
b
AppLovin Corp. , A ................................... United States 29,914 21,494,406
b
Cadence Design Systems, Inc. ......................... United States 64,038 22,493,988
b
HubSpot, Inc. ...................................... United States 16,368 7,656,950
Microsoft Corp. ..................................... United States 337,085 174,593,176
Oracle Corp. ....................................... United States 56,576 15,911,434
b
Palantir Technologies, Inc. , A ........................... United States 53,627 9,782,637
b
ServiceNow, Inc. .................................... United States 18,224 16,771,183
268,703,774
Specialized REITs 0.9%
American Tower Corp. ................................ United States 60,929 11,717,865
Technology Hardware, Storage & Peripherals 9.2%
Apple, Inc. ........................................ United States 487,428 124,113,792
Total Common Stocks (Cost $ 472,386,754 ) ...................................
1,342,993,693

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Large Cap Growth Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 240 .
Short Term Investments 1.5%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 0.7%
c,d
Putnam Short Term Investment Fund , Class P , 4.364% ....... United States 9,792,407 $ 9,792,407
Total Management Investment Companies (Cost $ 9,792,407 ) ...................
9,792,407
Investments from Cash Collateral Received for
Loaned Securities 0.8%
Money Market Funds 0.8%
c,d
Putnam Cash Collateral Pool, LLC , 4.402% ................ United States 10,022,730 10,022,730
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 10,022,730 ) .........................................................
10,022,730
Total Short Term Investments (Cost $ 19,815,137 ) ..............................
19,815,137
a
Total Investments (Cost $ 492,201,891 ) 101.0% ................................
$1,362,808,830
Other Assets, less Liabilities (1.0) % .........................................
(12,878,970)
Net Assets 100.0% .........................................................
$1,349,929,860
a a a
a
A portion or all of the security is on loan at September 30, 2025.
b
Non-income producing.
c
See Note 3 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Putnam Variable Trust
Schedule of Investments (unaudited), September 30, 2025
Putnam VT Large Cap Value Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.4%
Aerospace & Defense 3.4%
Northrop Grumman Corp. ............................. United States 56,141 $ 34,207,834
RTX Corp. ........................................ United States 262,876 43,987,041
78,194,875
Air Freight & Logistics 1.4%
FedEx Corp. ....................................... United States 134,048 31,609,859
Automobiles 2.0%
General Motors Co. .................................. United States 761,985 46,458,225
Banks 8.9%
Bank of America Corp. ............................... United States 1,059,344 54,651,557
Citigroup, Inc. ...................................... United States 882,313 89,554,770
JPMorgan Chase & Co. ............................... United States 92,564 29,197,463
PNC Financial Services Group, Inc. (The) ................. United States 167,049 33,565,156
206,968,946
Beverages 2.2%
Coca-Cola Co. (The) ................................. United States 786,012 52,128,316
Biotechnology 2.5%
AbbVie, Inc. ....................................... United States 102,447 23,720,578
Regeneron Pharmaceuticals, Inc. ....................... United States 60,256 33,880,141
57,600,719
Broadline Retail 2.4%
a
Amazon.com, Inc. ................................... United States 255,795 56,164,908
Building Products 1.5%
Johnson Controls International plc ....................... United States 327,199 35,975,530
Capital Markets 6.3%
BlackRock, Inc. ..................................... United States 23,500 27,397,945
Charles Schwab Corp. (The) ........................... United States 428,877 40,944,887
CME Group, Inc. .................................... United States 116,001 31,342,310
Goldman Sachs Group, Inc. (The) ....................... United States 40,029 31,877,094
State Street Corp. ................................... United States 110,229 12,787,666
144,349,902
Chemicals 3.3%
Corteva, Inc. ....................................... United States 521,582 35,274,591
DuPont de Nemours, Inc. ............................. United States 241,087 18,780,677
Eastman Chemical Co. ............................... United States 130,361 8,219,261
PPG Industries, Inc. ................................. United States 125,241 13,164,082
75,438,611
Communications Equipment 2.2%
Cisco Systems, Inc. ................................. United States 760,453 52,030,194
Construction Materials 1.6%
CRH plc .......................................... United States 303,123 36,344,448
Consumer Finance 2.2%
Capital One Financial Corp. ........................... United States 245,689 52,228,568
Consumer Staples Distribution & Retail 3.5%
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 150,205 14,006,616
Target Corp. ....................................... United States 136,310 12,227,007

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Large Cap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Consumer Staples Distribution & Retail (continued)
Walmart, Inc. ...................................... United States 537,592 $ 55,404,232
81,637,855
Containers & Packaging 0.4%
Ball Corp. ......................................... United States 184,247 9,289,734
Electric Utilities 4.1%
NextEra Energy, Inc. ................................. United States 560,786 42,333,735
NRG Energy, Inc. ................................... United States 185,574 30,053,709
PPL Corp. ......................................... United States 651,517 24,210,372
96,597,816
Financial Services 1.1%
Apollo Global Management, Inc. ........................ United States 197,363 26,302,567
Health Care Equipment & Supplies 1.3%
Becton Dickinson & Co. ............................... United States 159,879 29,924,552
Health Care Providers & Services 3.6%
McKesson Corp. .................................... United States 63,573 49,112,685
UnitedHealth Group, Inc. .............................. United States 100,169 34,588,356
83,701,041
Hotels, Restaurants & Leisure 1.2%
Hilton Worldwide Holdings, Inc. ......................... United States 108,032 28,027,822
Household Durables 2.1%
PulteGroup, Inc. .................................... United States 378,096 49,957,825
Household Products 1.7%
Procter & Gamble Co. (The) ........................... United States 253,076 38,885,127
Industrial Conglomerates 1.2%
Honeywell International, Inc. ........................... United States 134,112 28,230,576
Industrial REITs 0.9%
Prologis, Inc. ....................................... United States 190,307 21,793,958
Insurance 2.6%
Allstate Corp. (The) .................................. United States 162,774 34,939,439
American International Group, Inc. ...................... United States 319,420 25,087,247
60,026,686
Interactive Media & Services 3.2%
Alphabet, Inc. , A .................................... United States 309,380 75,210,278
IT Services 1.1%
Accenture plc , A .................................... Ireland 108,860 26,844,876
Life Sciences Tools & Services 1.9%
Thermo Fisher Scientific, Inc. .......................... United States 90,253 43,774,510
Machinery 1.8%
Ingersoll Rand, Inc. .................................. United States 287,979 23,792,825
Otis Worldwide Corp. ................................ United States 197,953 18,098,843
41,891,668
Media 1.0%
a
Charter Communications, Inc. , A ........................ United States 50,213 13,813,847

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Large Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Media (continued)
Comcast Corp. , A ................................... United States 327,858 $ 10,301,298
24,115,145
Metals & Mining 1.1%
Freeport-McMoRan, Inc. .............................. United States 669,340 26,251,515
Office REITs 0.8%
Vornado Realty Trust ................................. United States 453,813 18,393,041
Oil, Gas & Consumable Fuels 5.5%
ConocoPhillips ..................................... United States 229,531 21,711,337
Exxon Mobil Corp. ................................... United States 500,436 56,424,159
Shell plc .......................................... United States 742,722 26,639,539
Valero Energy Corp. ................................. United States 152,314 25,932,982
130,708,017
Passenger Airlines 1.4%
Southwest Airlines Co. ............................... United States 1,016,878 32,448,577
Pharmaceuticals 3.6%
AstraZeneca plc , ADR ................................ United Kingdom 383,557 29,426,493
Novo Nordisk A/S , ADR ............................... Denmark 414,754 23,014,699
Sanofi SA ......................................... United States 308,225 29,187,029
81,628,221
Semiconductors & Semiconductor Equipment 1.6%
Marvell Technology, Inc. .............................. United States 217,094 18,251,093
QUALCOMM, Inc. ................................... United States 109,054 18,142,223
36,393,316
Software 2.8%
Microsoft Corp. ..................................... United States 124,281 64,371,344
Specialized REITs 0.4%
American Tower Corp. ................................ United States 45,887 8,824,988
Technology Hardware, Storage & Peripherals 2.2%
b
Seagate Technology Holdings plc ....................... United States 214,304 50,588,602
Textiles, Apparel & Luxury Goods 0.2%
a
Lululemon Athletica, Inc. .............................. United States 29,976 5,333,630
Tobacco 2.4%
Philip Morris International, Inc. ......................... United States 349,652 56,713,554
Trading Companies & Distributors 1.2%
United Rentals, Inc. .................................. United States 29,864 28,509,966
Wireless Telecommunication Services 1.6%
T-Mobile US, Inc. ................................... United States 157,214 37,633,887
Total Common Stocks (Cost $ 1,442,491,254 ) ..................................
2,269,503,795

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Large Cap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities 0.0%
†
c
U.S. Treasury Bonds , 3%, 8/15/52 ....................... United States 273,000 $ 199,733
Total U.S. Government and Agency Securities (Cost $ 199,733 ) ..................
199,733
Total Long Term Investments (Cost $ 1,442,690,987 ) ...........................
2,269,703,528
a
Short Term Investments 4.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.2%
d
U.S. Treasury Bills ,
2.01%, 10/02/25 ................................... United States 2,000,000 1,999,777
3.92%, 11/06/25 ................................... United States 2,600,000 2,589,554
3.86%, 12/04/25 ................................... United States 400,000 397,232
4,986,563
Total U.S. Government and Agency Securities (Cost $ 4,986,115 ) ................
4,986,563
Shares
Management Investment Companies 2.4%
e,f
Putnam Short Term Investment Fund , Class P , 4.364% ....... United States 56,562,889 56,562,889
Total Management Investment Companies (Cost $ 56,562,889 ) ..................
56,562,889
Investments from Cash Collateral Received for
Loaned Securities 1.6%
Money Market Funds 1.6%
e,f
Putnam Cash Collateral Pool, LLC , 4.402% ................ United States 37,446,750 37,446,750
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 37,446,750 ) .........................................................
37,446,750
Total Short Term Investments (Cost $ 98,995,754 ) ..............................
98,996,202
a
Total Investments (Cost $ 1,541,686,741 ) 101.6% ..............................
$2,368,699,730
Other Assets, less Liabilities (1.6) % .........................................
(37,997,309)
Net Assets 100.0% .........................................................
$2,330,702,421
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2025.
c
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
d
The rate shown represents the yield at period end.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Large Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2025 , the Fund had the following forward exchange contracts outstanding.
See A bbreviations on page 240 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Sell 2,066,800 2,801,279 12/17/25 $ 21,375 $ —
British Pound ...... BZWS Sell 8,887,300 12,045,434 12/17/25 91,766 —
British Pound ...... GSCO Sell 7,969,100 10,801,039 12/17/25 82,376 —
British Pound ...... HSBK Sell 4,808,700 6,517,544 12/17/25 49,707 —
British Pound ...... SSBT Sell 4,091,600 5,548,418 12/17/25 45,101 —
British Pound ...... TDOM Sell 10,021,700 13,590,327 12/17/25 110,859 —
Danish Krone ...... MSCO Sell 144,193,200 22,802,763 12/17/25 19,479 (14,514)
Euro ............. BOFA Sell 6,779,000 7,994,542 12/17/25 67 —
Euro ............. GSCO Sell 2,037,000 2,402,214 12/17/25 — (21)
Euro ............. JPHQ Sell 4,111,200 4,848,009 12/17/25 — (329)
Euro ............. SSBT Sell 1,546,700 1,823,652 12/17/25 — (371)
Euro ............. UBSW Sell 8,316,700 9,805,722 12/17/25 — (2,163)
Total Forward Exchange Contracts ................................................... $420,730 $(17,398)
Net unrealized appreciation (depreciation) ............................................ $403,332
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Variable Trust
Schedule of Investments (unaudited), September 30, 2025
Putnam VT Mortgage Securities Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Asset-Backed Securities 3.0%
Financial Services 3.0%
Bayview Financial Mortgage Pass-Through Trust , 2006-C , 1A3 , 6.528% , 11/28/36 ...
$ 79,065 $ 78,177
a ,b
BDS Ltd. , 2021-FL9 , A , 144A, FRN , 5.32% , ( 1-month SOFR + 1.184% ), 11/16/38 ...
15,338 15,397
a
Carrington Mortgage Loan Trust , 2006-NC2 , A4 , FRN , 4.752% , ( 1-month SOFR +
0.594% ), 6/25/36 .................................................. 260,447 250,766
a
CWABS, Inc. Asset-Backed Certificates Trust , 2007-10 , 1A1 , FRN , 4.452% , ( 1-month
SOFR + 0.294% ), 6/25/47 ........................................... 150,772 144,220
b
DataBank Issuer II LLC , 2025-1A , A2 , 144A, 5.18% , 9/27/55 ...................
76,000 76,217
a
Morgan Stanley ABS Capital I, Inc. Trust , 2004-HE9 , M2 , FRN , 5.202% , ( 1-month
SOFR + 1.044% ), 11/25/34 .......................................... 579 572
b
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A, 1.91% , 10/20/61 ..
100,000 83,745
a ,b
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.805% , ( 30-day SOFR
Average + 1.45% ), 7/25/54 ........................................... 120,474 120,853
b
Tricolor Auto Securitization Trust , 2024-1A , A , 144A, 6.61% , 10/15/27 ............
29,572 28,415
798,362
a a a a a
Total Asset-Backed Securities (Cost $ 781,239 ) ..................................
798,362
Commercial Mortgage-Backed Securities 27.4%
Financial Services 27.4%
BANK ,
b
2018-BN11 , D , 144A, 3% , 3/15/61 ..................................... 59,000 45,679
c,d
2024-BNK48 , XA , IO, FRN , 1.35% , 10/15/57 ............................. 775,427 63,151
c,d
2020-BN26 , XA , IO, FRN , 1.306% , 3/15/63 .............................. 965,780 38,045
c ,d
BANK5 Trust , 2024-5YR10 , XA , IO, FRN , 1.401% , 10/15/57 ...................
1,180,965 48,925
b
Barclays Commercial Mortgage Trust ,
2019-C4 , E , 144A, 3.25% , 8/15/52 ..................................... 111,000 58,768
d
2019-C5 , F , 144A, FRN , 2.702% , 11/15/52 ............................... 80,000 47,894
c ,d
BBCMS Mortgage Trust ,
2024-5C29 , XA , IO, FRN , 1.822% , 9/15/57 ............................... 1,467,137 80,328
2025-C32 , XA , IO, FRN , 1.356% , 2/15/62 ................................ 999,077 84,059
Benchmark Mortgage Trust ,
d
2018-B1 , C , FRN , 4.343% , 1/15/51 .................................... 49,000 40,435
b,d
2018-B3 , D , 144A, FRN , 3.197% , 4/10/51 ............................... 77,000 53,256
b
2019-B11 , D , 144A, 3% , 5/15/52 ...................................... 115,000 60,395
b
2019-B13 , D , 144A, 2.5% , 8/15/57 ..................................... 105,000 61,346
b,d
2018-B1 , E , 144A, FRN , 3% , 1/15/51 ................................... 108,000 53,695
c,d
2024-V10 , XA , IO, FRN , 1.522% , 9/15/57 ................................ 1,157,924 52,021
c,d
2019-B15 , XA , IO, FRN , 0.916% , 12/15/72 ............................... 1,079,969 28,191
b ,d
BWAY Mortgage Trust , 2022-26BW , F , 144A, FRN , 5.029% , 2/10/44 .............
138,000 82,793
CD Mortgage Trust ,
d
2017-CD3 , B , FRN , 3.984% , 2/10/50 ................................... 60,000 41,119
d
2017-CD4 , B , FRN , 3.947% , 5/10/50 ................................... 109,000 103,372
d
2017-CD3 , C , FRN , 4.681% , 2/10/50 ................................... 134,000 60,342
b
2017-CD3 , D , 144A, 3.25% , 2/10/50 .................................... 140,000 7,573
b
2019-CD8 , D , 144A, 3% , 8/15/57 ...................................... 84,000 53,266
Citigroup Commercial Mortgage Trust ,
d
2015-GC33 , C , FRN , 4.545% , 9/10/58 .................................. 24,000 20,580
b,d
2015-GC27 , D , 144A, FRN , 4.543% , 2/10/48 ............................. 130,944 126,626
2015-GC33 , D , 3.172% , 9/10/58 ....................................... 16,000 9,920
COMM Mortgage Trust ,
2012-CR4 , AM , 3.251% , 10/15/45 ..................................... 106,000 97,788
2013-CR12 , AM , 4.3% , 10/10/46 ...................................... 103,862 98,679
2014-UBS3 , AM , 4.012% , 6/10/47 ..................................... 10,580 10,400
d
2014-UBS5 , AM , FRN , 4.193% , 9/10/47 ................................. 32,229 31,839

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
COMM Mortgage Trust, (continued)
b
2012-CR4 , B , 144A, 3.703% , 10/15/45 .................................. $ 123,000 $ 80,622
2014-CR17 , B , 4.377% , 5/10/47 ....................................... 53,394 51,965
d
2015-DC1 , B , FRN , 4.035% , 2/10/48 ................................... 85,000 81,085
d
2013-CR13 , C , FRN , 5.109% , 11/10/46 ................................. 15,472 15,258
d
2014-CR16 , C , FRN , 4.885% , 4/10/47 .................................. 119,000 113,206
d
2014-CR17 , C , FRN , 4.942% , 5/10/47 .................................. 148,000 136,826
b,d
2013-LC13 , D , 144A, FRN , 5.549% , 8/10/46 ............................. 98,177 91,414
b,d
2014-CR17 , D , 144A, FRN , 5.006% , 5/10/47 ............................. 144,000 121,428
d
2015-CR26 , D , FRN , 3.647% , 10/10/48 ................................. 85,000 69,764
b
2017-COR2 , D , 144A, 3% , 9/10/50 ..................................... 113,000 100,824
b,d
2018-COR3 , D , 144A, FRN , 2.966% , 5/10/51 ............................. 40,000 16,005
b,d
2015-LC19 , E , 144A, FRN , 4.2% , 2/10/48 ............................... 115,000 89,665
CSAIL Commercial Mortgage Trust ,
d
2015-C1 , B , FRN , 3.958% , 4/15/50 .................................... 88,000 84,274
d
2015-C3 , C , FRN , 4.205% , 8/15/48 .................................... 56,000 48,206
d
2015-C1 , C , FRN , 3.958% , 4/15/50 .................................... 124,000 113,189
d
2015-C2 , C , FRN , 4.192% , 6/15/57 .................................... 50,000 45,701
b
2019-C17 , D , 144A, 2.5% , 9/15/52 ..................................... 50,000 26,583
d
2015-C2 , D , FRN , 4.192% , 6/15/57 .................................... 55,000 43,189
b ,d
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.53% , 8/10/44 .............
114,726 111,065
a ,b
FHLMC Multi-family Structured Credit Risk Trust ,
2021-MN1 , M1 , 144A, FRN , 6.356% , ( 30-day SOFR Average + 2% ), 1/25/51 ..... 29,416 29,355
2021-MN1 , M2 , 144A, FRN , 8.106% , ( 30-day SOFR Average + 3.75% ), 1/25/51 ... 85,000 87,751
2021-MN3 , M2 , 144A, FRN , 8.356% , ( 30-day SOFR Average + 4% ), 11/25/51 .... 148,000 153,876
a ,b
FNMA Multi-family Connecticut Avenue Securities Trust , 2019-01 , M10 , 144A, FRN ,
7.721% , ( 30-day SOFR Average + 3.364% ), 10/25/49 ...................... 209,495 213,067
GS Mortgage Securities Trust ,
2014-GC22 , AS , 4.113% , 6/10/47 ...................................... 83,000 78,111
d
2014-GC24 , B , FRN , 4.527% , 9/10/47 .................................. 100,000 96,594
b,d
2013-GC13 , D , 144A, FRN , 4.004% , 7/10/46 ............................. 105,000 78,192
b,d
2014-GC24 , D , 144A, FRN , 4.548% , 9/10/47 ............................. 123,000 78,874
b,d
2017-GS5 , D , 144A, FRN , 3.509% , 3/10/50 .............................. 61,000 9,053
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2013-LC11 , B , 3.499% , 4/15/46 ....................................... 24,187 22,250
d
2013-C10 , C , FRN , 4.239% , 12/15/47 .................................. 22,802 22,081
b,d
2011-C3 , D , 144A, FRN , 5.71% , 2/15/46 ................................ 145,000 131,782
d
2013-LC11 , D , FRN , 4.339% , 4/15/46 ................................... 187,000 14,263
b,d
2012-LC9 , D , 144A, FRN , 3.689% , 12/15/47 ............................. 100,000 95,136
d
JPMBB Commercial Mortgage Securities Trust ,
2014-C18 , B , FRN , 4.654% , 2/15/47 ................................... 48,041 46,812
2014-C25 , B , FRN , 4.347% , 11/15/47 ................................... 95,000 88,754
2014-C22 , C , FRN , 4.66% , 9/15/47 .................................... 73,000 68,734
2013-C12 , D , FRN , 4.071% , 7/15/45 ................................... 87,000 80,476
b
2013-C14 , D , 144A, FRN , 4.172% , 8/15/46 .............................. 116,000 90,820
d
JPMDB Commercial Mortgage Securities Trust ,
2018-C8 , C , FRN , 4.914% , 6/15/51 .................................... 53,000 47,816
b
2016-C2 , D , 144A, FRN , 3.471% , 6/15/49 ............................... 157,000 76,996
b
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% , 3/10/50 ..........
60,000 58,961
Morgan Stanley Bank of America Merrill Lynch Trust ,
d
2013-C9 , B , FRN , 3.708% , 5/15/46 .................................... 74,901 72,604
d
2013-C10 , B , FRN , 4.085% , 7/15/46 ................................... 69,390 65,817
d
2013-C9 , C , FRN , 3.836% , 5/15/46 .................................... 58,000 53,852
d
2013-C12 , C , FRN , 4.859% , 10/15/46 .................................. 12,909 12,312
2014-C19 , C , 4% , 12/15/47 .......................................... 22,109 21,432

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, (continued)
d
2015-C22 , C , FRN , 4.113% , 4/15/48 ................................... $ 98,000 $ 86,829
d
2015-C24 , C , FRN , 4.175% , 5/15/48 ................................... 74,495 74,137
d
2015-C25 , C , FRN , 4.581% , 10/15/48 .................................. 59,962 59,235
d
2017-C34 , C , FRN , 4.309% , 11/15/52 ................................... 60,000 53,203
b
2015-C24 , D , 144A, 3.257% , 5/15/48 ................................... 63,000 62,082
b,d
2015-C23 , D , 144A, FRN , 4.297% , 7/15/50 .............................. 69,000 67,161
b,d
2012-C5 , E , 144A, FRN , 4.792% , 8/15/45 ............................... 54,618 53,623
b,d
2012-C6 , E , 144A, FRN , 4.489% , 11/15/45 ............................... 124,000 65,104
b,d
2015-C24 , E , 144A, FRN , 4.175% , 5/15/48 ............................... 82,000 79,942
b,d
2013-C10 , F , 144A, FRN , 4.085% , 7/15/46 ............................... 141,000 14,638
d
Morgan Stanley Capital I Trust ,
2015-MS1 , C , FRN , 4.289% , 5/15/48 ................................... 94,000 85,849
2016-UB11 , C , FRN , 3.691% , 8/15/49 .................................. 126,000 123,023
2018-H3 , C , FRN , 4.995% , 7/15/51 .................................... 88,000 81,983
b
2011-C3 , E , 144A, FRN , 5.105% , 7/15/49 ................................ 37,687 36,973
d
UBS Commercial Mortgage Trust ,
2017-C3 , C , FRN , 4.502% , 8/15/50 .................................... 94,000 87,412
2018-C11 , C , FRN , 5.028% , 6/15/51 ................................... 66,000 61,053
2018-C13 , C , FRN , 5.14% , 10/15/51 ................................... 98,000 90,406
b
2018-C11 , D , 144A, FRN , 3% , 6/15/51 .................................. 136,000 84,771
b
2012-C1 , E , 144A, FRN , 5% , 5/10/45 ................................... 74,969 68,212
Wells Fargo Commercial Mortgage Trust ,
d
2013-LC12 , B , FRN , 3.913% , 7/15/46 ................................... 5,413 5,268
d
2015-SG1 , B , FRN , 4.393% , 9/15/48 ................................... 42,164 41,284
d
2016-BNK1 , C , FRN , 3.071% , 8/15/49 .................................. 65,000 46,168
d
2018-C46 , C , FRN , 5.118% , 8/15/51 ................................... 51,000 47,904
d
2020-C57 , C , FRN , 4.157% , 8/15/53 ................................... 23,000 20,994
d
2015-C29 , D , FRN , 4.342% , 6/15/48 ................................... 99,000 93,384
2015-C31 , D , 3.852% , 11/15/48 ....................................... 135,000 116,674
b
2017-RB1 , D , 144A, 3.401% , 3/15/50 ................................... 61,000 37,323
b
2020-C55 , D , 144A, 2.5% , 2/15/53 ..................................... 100,000 66,716
d
2016-NXS5 , D , FRN , 5.118% , 1/15/59 .................................. 51,000 46,176
b
2016-C33 , D , 144A, 3.123% , 3/15/59 ................................... 75,000 69,197
b,d
2015-C31 , E , 144A, FRN , 4.776% , 11/15/48 .............................. 118,000 66,297
d
WFRBS Commercial Mortgage Trust ,
2014-C21 , B , FRN , 4.213% , 8/15/47 ................................... 84,986 83,023
2014-C23 , B , FRN , 4.44% , 10/15/57 ................................... 50,000 48,541
2013-C11 , C , FRN , 4.146% , 3/15/45 ................................... 74,000 71,312
2012-C10 , C , FRN , 4.455% , 12/15/45 .................................. 57,000 49,853
2013-C15 , C , FRN , 4.284% , 8/15/46 ................................... 61,000 55,205
2014-C21 , C , FRN , 4.234% , 8/15/47 ................................... 90,000 84,521
7,282,001
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 7,766,809 ) .................
7,282,001
Mortgage-Backed Securities 131.9%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.1%
FHLMC Pool, 30 Year , 7%, 11/01/26 - 4/01/32 .............................. 20,625 21,541
FHLMC Pool, 30 Year , 7.5%, 9/01/30 - 7/01/31 ............................. 4,137 4,249
25,790
Federal National Mortgage Association (FNMA) Fixed Rate 99.6%
FNMA, 30 Year , 6.5%, 9/01/36 ......................................... 5,147 5,393
FNMA, 30 Year , 7%, 8/01/33 - 12/01/35 ................................... 90,599 94,646

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year , 7.5%, 9/01/30 - 11/01/30 ................................. $ 1,676 $ 1,717
e
Uniform Mortgage-Backed Securities , 1.5% , TBA, 10/25/40 .................... 1,000,000 894,941
e
Uniform Mortgage-Backed Securities , 2% , TBA, 10/25/40 ..................... 1,000,000 919,316
e
Uniform Mortgage-Backed Securities , 2% , TBA, 10/25/55 ..................... 7,000,000 5,643,632
e
Uniform Mortgage-Backed Securities , 2.5% , TBA, 10/25/40 .................... 1,000,000 940,804
e
Uniform Mortgage-Backed Securities , 2.5% , TBA, 10/25/55 .................... 3,000,000 2,527,956
e
Uniform Mortgage-Backed Securities , 3% , TBA, 10/25/55 ..................... 2,000,000 1,757,027
e
Uniform Mortgage-Backed Securities , 3.5% , TBA, 10/25/55 .................... 3,000,000 2,741,267
e
Uniform Mortgage-Backed Securities , 4% , TBA, 10/25/55 ..................... 2,000,000 1,885,194
e
Uniform Mortgage-Backed Securities , 5% , TBA, 10/25/55 ..................... 1,000,000 991,892
e
Uniform Mortgage-Backed Securities , 5.5% , TBA, 10/25/55 .................... 5,000,000 5,041,971
e
Uniform Mortgage-Backed Securities , 6% , TBA, 10/25/55 ..................... 3,000,000 3,065,232
26,510,988
Government National Mortgage Association (GNMA) Fixed Rate 32.2%
GNMA I, 30 Year , 6%, 4/15/28 .......................................... 1,178 1,204
GNMA I, 30 Year , 6.5%, 4/15/28 ........................................ 22 22
GNMA I, Single-family, 30 Year , 6.5%, 5/15/28 - 8/15/32 ...................... 1,635 1,681
e
GNMA II, Single-family, 30 Year , 2%, 10/15/55 .............................. 1,000,000 826,858
e
GNMA II, Single-family, 30 Year , 2.5%, 10/15/55 ............................ 1,000,000 861,090
e
GNMA II, Single-family, 30 Year , 3%, 10/15/55 .............................. 1,000,000 892,889
e
GNMA II, Single-family, 30 Year , 3.5%, 10/15/55 ............................ 1,000,000 911,928
e
GNMA II, Single-family, 30 Year , 4%, 10/15/55 .............................. 1,000,000 940,411
GNMA II, Single-family, 30 Year , 4.5%, 5/20/48 ............................. 53,579 52,531
e
GNMA II, Single-family, 30 Year , 4.5%, 10/15/55 ............................ 1,000,000 969,914
e
GNMA II, Single-family, 30 Year , 5%, 10/15/55 .............................. 1,000,000 994,853
GNMA II, Single-family, 30 Year , 5.5%, 4/20/38 ............................. 39,254 40,603
e
GNMA II, Single-family, 30 Year , 5.5%, 10/15/55 ............................ 1,000,000 1,007,598
GNMA II, Single-family, 30 Year , 6%, 4/20/37 - 11/20/38 ....................... 26,669 27,928
e
GNMA II, Single-family, 30 Year , 6%, 10/15/55 .............................. 1,000,000 1,017,170
GNMA II, Single-family, 30 Year , 6.5%, 7/20/36 ............................. 8,971 9,634
8,556,314
Total Mortgage-Backed Securities (Cost $ 35,249,670 ) ............................
35,093,092
Residential Mortgage-Backed Securities 19.9%
Financial Services 19.9%
b
A&D Mortgage Trust ,
2023-NQM2 , A1 , 144A, 6.132% , 5/25/68 ................................ 80,051 80,414
2023-NQM4 , A1 , 144A, 7.472% , 9/25/68 ................................ 172,440 175,781
2023-NQM5 , A1 , 144A, 7.049% , 11/25/68 ............................... 103,521 105,296
2024-NQM1 , A1 , 144A, 6.195% , 2/25/69 ................................ 93,927 94,904
a
Alternative Loan Trust , 2006-OA19 , A1 , FRN , 4.43% , ( 1-month SOFR + 0.294% ),
2/20/47 ......................................................... 136,389 110,347
a
American Home Mortgage Investment Trust , 2007-1 , GA1C , FRN , 4.462% , ( 1-month
SOFR + 0.304% ), 5/25/47 ........................................... 350,391 206,597
b
BRAVO Residential Funding Trust , 2024-NQM2 , A1 , 144A, 6.285% , 2/25/64 .......
94,794 96,035
a ,b
Chevy Chase Funding LLC , 2006-4A , A2 , 144A, FRN , 4.452% , ( 1-month SOFR +
0.294% ), 11/25/47 ................................................. 107,445 96,412
b
COLT Mortgage Loan Trust , 2023-3 , A1 , 144A, 7.18% , 9/25/68 .................
129,613 131,628
b
Cross Mortgage Trust , 2024-H1 , A1 , 144A, 6.085% , 12/25/68 ..................
157,037 158,650
a ,b
FHLMC STACR REMIC Trust ,
2022-DNA3 , B2 , 144A, FRN , 14.106% , ( 30-day SOFR Average + 9.75% ), 4/25/42 . 50,000 55,481
2020-HQA3 , B2 , 144A, FRN , 14.471% , ( 30-day SOFR Average + 10.114% ), 7/25/50 64,000 85,303
2020-DNA4 , B2 , 144A, FRN , 14.471% , ( 30-day SOFR Average + 10.114% ), 8/25/50 65,000 87,196

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
a,b
FHLMC STACR REMIC Trust, (continued)
2020-DNA5 , B2 , 144A, FRN , 15.856% , ( 30-day SOFR Average + 11.5% ), 10/25/50 $ 56,000 $ 78,412
a ,b
FHLMC STACR Trust ,
2019-FTR1 , B2 , 144A, FRN , 12.821% , ( 30-day SOFR Average + 8.464% ), 1/25/48 200,000 238,574
2018-DNA3 , B2 , 144A, FRN , 12.221% , ( 30-day SOFR Average + 7.864% ), 9/25/48 431,000 498,779
2018-HQA2 , B2 , 144A, FRN , 15.471% , ( 30-day SOFR Average + 11.114% ), 10/25/48 413,000 513,349
2019-DNA1 , B2 , 144A, FRN , 15.221% , ( 30-day SOFR Average + 10.864% ), 1/25/49 32,000 39,535
2019-HQA1 , B2 , 144A, FRN , 16.721% , ( 30-day SOFR Average + 12.364% ), 2/25/49 222,000 269,838
2019-DNA2 , B2 , 144A, FRN , 14.971% , ( 30-day SOFR Average + 10.614% ), 3/25/49 114,000 132,772
a
FNMA , 2003-W8 , 3F2 , FRN , 4.821% , ( 30-day SOFR Average + 0.464% ), 5/25/42 ...
1,227 1,224
a
FNMA Connecticut Avenue Securities Trust ,
2016-C03 , 1B , FRN , 16.221% , ( 30-day SOFR Average + 11.864% ), 10/25/28 ..... 154,245 162,459
2016-C04 , 1B , FRN , 14.721% , ( 30-day SOFR Average + 10.364% ), 1/25/29 ...... 194,951 207,404
b
2019-R05 , 1B1 , 144A, FRN , 8.571% , ( 30-day SOFR Average + 4.214% ), 7/25/39 .. 57,680 58,821
b
2020-SBT1 , 1M2 , 144A, FRN , 8.121% , ( 30-day SOFR Average + 3.764% ), 2/25/40 79,000 81,930
b
2020-R02 , 2B1 , 144A, FRN , 7.471% , ( 30-day SOFR Average + 3.114% ), 1/25/40 .. 35,000 35,816
b
2022-R02 , 2B1 , 144A, FRN , 8.856% , ( 30-day SOFR Average + 4.5% ), 1/25/42 ... 35,000 36,318
b
2022-R02 , 2M2 , 144A, FRN , 7.356% , ( 30-day SOFR Average + 3% ), 1/25/42 ..... 292,000 298,070
a
J.P. Morgan Alternative Loan Trust , 2006-A6 , 1A1 , FRN , 4.592% , ( 1-month SOFR +
0.434% ), 11/25/36 ................................................. 50,036 42,796
a ,b
J.P. Morgan Mortgage Trust , 2024-9 , A11 , 144A, FRN , 5.706% , ( 30-day SOFR Average
+ 1.35% ), 2/25/55 ................................................. 138,722 139,106
b
MFA Trust , 2025-NQM3 , A1 , 144A, 5.261% , 8/25/70 .........................
97,576 97,972
a ,b
Morgan Stanley Re-REMIC Trust , 2010-R4 , 4B , 144A, FRN , 3.008% , ( 1-month SOFR
+ 0.344% ), 2/26/37 ................................................ 49,889 47,507
b
Morgan Stanley Residential Mortgage Loan Trust ,
2024-NQM2 , A1 , 144A, 6.386% , 5/25/69 ................................ 155,446 157,627
a
2024-4 , AF , 144A, FRN , 5.706% , ( 30-day SOFR Average + 1.35% ), 9/25/54 ...... 77,869 77,813
b
Saluda Grade Alternative Mortgage Trust , 2024-RTL5 , A1 , 144A, 7.762% , 4/25/30 ...
170,000 172,162
a
Structured Asset Mortgage Investments II Trust ,
2007-AR7 , 1A1 , FRN , 5.122% , ( 1-month SOFR + 0.964% ), 5/25/47 ............ 341,031 279,832
2006-AR7 , A1BG , FRN , 4.392% , ( 1-month SOFR + 0.234% ), 8/25/36 ........... 18,997 16,856
b ,d
Towd Point Mortgage Trust , 2019-2 , A2 , 144A, FRN , 3.75% , 12/25/58 ............
102,000 92,827
a
WaMu Mortgage Pass-Through Certificates Trust , 2005-AR8 , 2AC2 , FRN , 5.192% ,
( 1-month SOFR + 1.034% ), 7/25/45 .................................... 49,939 47,800
5,309,643
a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 5,219,066 ) ..................
5,309,643
Agency Commercial Mortgage-Backed Securities 29.3%
Financial Services 29.3%
FHLMC ,
3391 , Strip , 4/15/37 ................................................ 1,909 1,675
c
4953 , AI , IO, 4% , 2/25/50 ............................................ 594,977 120,915
c
304 , C37 , IO, 3.5% , 12/15/27 ......................................... 5,135 101
a
3065 , DC , FRN , 6.4% , ( 30-day SOFR Average + 19.517% ), 3/15/35 ............ 44,164 46,064
c
4018 , DI , IO, 4.5% , 7/15/41 .......................................... 13,132 204
a,c
5003 , DS , IO, FRN , 1.629% , ( 30-day SOFR Average + 5.986% ), 8/25/50 ........ 511,674 70,889
a
3408 , EK , FRN , 7.74% , ( 30-day SOFR Average + 25.332% ), 4/15/37 ........... 7,372 8,816
a
406 , F30 , FRN , 5.506% , ( 30-day SOFR Average + 1.15% ), 10/25/53 ........... 68,053 68,538
a
5391 , FC , FRN , 5.456% , ( 30-day SOFR Average + 1.1% ), 3/25/54 ............. 31,889 32,080
c
5349 , IB , IO, 4% , 12/15/46 ........................................... 253,199 55,354
c
5050 , IM , IO, 3.5% , 10/25/50 ......................................... 454,972 90,420
c
4136 , IQ , IO, 3.5% , 11/15/42 ......................................... 156,077 15,997
c
5071 , IV , IO, 3% , 12/25/50 ........................................... 930,549 153,095

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
FHLMC, (continued)
a,c
4915 , SD , IO, FRN , 1.579% , ( 30-day SOFR Average + 5.936% ), 9/25/49 ........ $ 352,358 $ 40,847
a,c
4839 , WS , IO, FRN , 1.613% , ( 30-day SOFR Average + 5.986% ), 8/15/56 ........ 393,827 58,362
FNMA ,
c
2020-31 , IO, 4.5% , 5/25/50 .......................................... 932,085 172,017
c
2020-96 , IO, 3% , 1/25/51 ............................................ 703,691 116,335
c
2018-51 , BI , IO, 5.5% , 7/25/38 ........................................ 116,321 6,245
2008-53 , DO , Strip , 7/25/38 .......................................... 9,312 7,811
c
2012-104 , HI , IO, 4% , 9/25/27 ........................................ 14,787 236
c
2023-49 , IA , IO, 3% , 8/25/46 ......................................... 439,721 56,490
c
2023-49 , IB , IO, 3.5% , 3/25/47 ........................................ 491,128 76,652
c
2021-3 , IB , IO, 2.5% , 2/25/51 ......................................... 639,304 110,236
c
2021-25 , IJ , IO, 3.5% , 5/25/51 ........................................ 378,933 73,265
c
2015-58 , KI , IO, 6% , 3/25/37 ......................................... 202,868 33,405
a,c
2011-123 , KS , IO, FRN , 2.129% , ( 30-day SOFR Average + 6.486% ), 10/25/41 .... 11,042 797
c
2020-62 , MI , IO, 3.5% , 5/25/49 ........................................ 911,829 166,765
c
2021-69 , MI , IO, 2.5% , 10/25/51 ....................................... 598,708 67,740
c
2021-12 , NI , IO, 2.5% , 3/25/51 ........................................ 631,335 102,767
a,c
2018-20 , SB , IO, FRN , 1.779% , ( 30-day SOFR Average + 6.136% ), 3/25/48 ...... 260,848 26,143
a,c
2023-58 , SP , IO, FRN , 2.544% , ( 30-day SOFR Average + 6.9% ), 12/25/53 ....... 1,906,832 137,244
GNMA ,
c
2012-136 , IO, 3.5% , 11/20/42 ......................................... 200,060 26,278
c
2014-76 , IO, 5% , 5/20/44 ............................................ 122,816 25,573
c,d
2024-32 , IO, FRN , 0.7% , 6/16/63 ...................................... 811,672 40,616
c,d
2016-H24 , IO, FRN , 2.088% , 9/20/66 ................................... 329,300 20,792
c,d
2017-H09 , IO, FRN , 1.887% , 4/20/67 ................................... 306,487 8,816
c
2014-174 , AI , IO, 3% , 11/16/29 ........................................ 61,010 1,561
c
2021-214 , AI , IO, 4% , 12/20/51 ....................................... 1,042,711 207,627
c,d
2014-H21 , AI , IO, FRN , 1.949% , 10/20/64 ............................... 402,213 14,214
c,d
2015-H04 , AI , IO, FRN , 1.608% , 12/20/64 ............................... 277,148 8,239
c,d
2015-H13 , AI , IO, FRN , 1.813% , 6/20/65 ................................ 247,388 13,060
c,d
2015-H14 , AI , IO, FRN , 2.037% , 6/20/65 ................................ 320,030 16,540
c,d
2015-H22 , AI , IO, FRN , 2.137% , 9/20/65 ................................ 409,319 20,080
c,d
2016-H03 , AI , IO, FRN , 1.97% , 1/20/66 ................................. 361,516 14,721
c,d
2016-H10 , AI , IO, FRN , 1.663% , 4/20/66 ................................ 272,080 7,640
c,d
2016-H19 , AI , IO, FRN , 2.194% , 9/20/66 ................................ 363,351 16,125
a,c
2019-158 , AS , IO, FRN , 1.889% , ( 1-month SOFR + 6.036% ), 9/16/43 ........... 432,789 45,581
a,c
2023-7 , AS , IO, FRN , 2.511% , ( 30-day SOFR Average + 6.9% ), 1/20/53 ......... 1,726,346 145,418
a,c
2023-56 , AS , IO, FRN , 1.771% , ( 30-day SOFR Average + 6.16% ), 4/20/53 ....... 2,918,227 220,908
c
2014-182 , BI , IO, 4% , 1/20/39 ........................................ 167,176 9,779
c,d
2016-H24 , BI , IO, FRN , 2.209% , 11/20/66 ............................... 831,808 33,980
c,d
2017-H04 , BI , IO, FRN , 2.45% , 2/20/67 ................................. 275,791 11,169
c
2009-121 , CI , IO, 4.5% , 12/16/39 ...................................... 176,418 28,856
c
2022-125 , CI , IO, 5% , 6/20/52 ........................................ 521,831 104,169
c,d
2015-H20 , CI , IO, FRN , 1.889% , 8/20/65 ................................ 312,848 16,263
c,d
2016-H06 , DI , IO, FRN , 1.582% , 7/20/65 ................................ 206,488 8,230
a,c
2023-181 , DS , IO, FRN , 1.611% , ( 30-day SOFR Average + 6% ), 11/20/53 ....... 2,773,138 173,275
a,c
2023-173 , ES , IO, FRN , 2.561% , ( 30-day SOFR Average + 6.95% ), 11/20/53 ..... 1,442,433 102,529
a,c
2024-4 , ES , IO, FRN , 2.561% , ( 30-day SOFR Average + 6.95% ), 1/20/54 ........ 2,009,094 170,489
c
2021-176 , GI , IO, 3% , 10/20/51 ....................................... 712,784 108,987
c,d
2016-H27 , GI , IO, FRN , 2.361% , 12/20/66 ............................... 510,474 30,485
c,d
2017-H08 , GI , IO, FRN , 2.541% , 2/20/67 ................................ 330,391 29,988
c
2013-34 , HI , IO, 4.5% , 3/20/43 ........................................ 132,023 21,291
c,d
2015-H10 , HI , IO, FRN , 1.972% , 4/20/65 ................................ 421,549 22,877
a,c
2023-101 , HS , IO, FRN , 1.611% , ( 30-day SOFR Average + 6% ), 7/20/53 ........ 3,532,185 224,630
c
2020-138 , IB , IO, 2.5% , 9/20/50 ....................................... 935,732 129,563

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
c
2014-102 , IG , IO, 3.5% , 3/16/41 ....................................... $ 11,407 $ 200
c
2021-177 , IG , IO, 3.5% , 10/20/51 ...................................... 1,139,371 175,715
c
2024-4 , IG , IO, 5% , 12/20/52 ......................................... 988,304 192,025
c
2013-39 , IJ , IO, 4.5% , 3/20/43 ........................................ 369,988 57,117
c,d
2016-H13 , IK , IO, FRN , 2.642% , 6/20/66 ................................ 240,913 21,642
c
2021-89 , IL , IO, 4.5% , 5/20/51 ........................................ 559,486 131,653
c
2021-8 , IP , IO, 2.5% , 1/20/51 ......................................... 1,085,285 160,948
c
2021-188 , IW , IO, 3% , 10/20/51 ....................................... 513,430 97,084
c,d
2021-H12 , IY , IO, FRN , 0.018% , 8/20/71 ................................ 5,701,417 129,137
c
2020-175 , JI , IO, 3.5% , 11/20/50 ...................................... 1,243,039 237,701
c,d
2016-H24 , JI , IO, FRN , 2.423% , 11/20/66 ................................ 141,562 8,371
c
2015-52 , KI , IO, 3.5% , 11/20/40 ....................................... 53,082 2,067
c,d
2017-H03 , KI , IO, FRN , 2.569% , 1/20/67 ................................ 382,933 30,977
c
2016-75 , LI , IO, 6% , 1/20/40 ......................................... 109,126 15,614
c
2015-89 , LI , IO, 5% , 12/20/44 ......................................... 220,748 40,010
c
2012-38 , MI , IO, 4% , 3/20/42 ......................................... 491,898 87,078
c
2015-53 , MI , IO, 4% , 4/16/45 ......................................... 153,262 30,520
c
2021-7 , MI , IO, 2.5% , 1/20/51 ......................................... 885,762 131,660
c,d
2017-H06 , MI , IO, FRN , 2.25% , 2/20/67 ................................. 406,776 16,834
c,d
2017-H10 , MI , IO, FRN , 1.864% , 4/20/67 ................................ 303,045 9,019
a,c
2020-112 , MS , IO, FRN , 2.05% , ( 1-month SOFR + 6.186% ), 8/20/50 ........... 1,193,570 175,946
c
2020-123 , NI , IO, 2.5% , 8/20/50 ....................................... 541,125 80,243
c
2021-76 , NI , IO, 3% , 8/20/50 ......................................... 1,032,129 175,229
c,d
2016-H23 , NI , IO, FRN , 2.526% , 10/20/66 ............................... 390,996 17,951
c,d
2017-H08 , NI , IO, FRN , 2.213% , 3/20/67 ................................ 258,798 8,060
c
2013-6 , OI , IO, 5% , 1/20/43 .......................................... 39,719 7,999
c,d
2016-H07 , PI , IO, FRN , 2.267% , 3/20/66 ................................ 475,477 28,253
a
2023-66 , PS , FRN , 4.403% , ( 30-day SOFR Average + 15.375% ), 5/20/53 ........ 167,381 166,705
c
2013-51 , QI , IO, 5% , 2/20/43 ......................................... 79,052 8,456
c,d
2016-H18 , QI , IO, FRN , 2.431% , 6/20/66 ................................ 267,822 14,931
a,c
2023-19 , S , IO, FRN , 1.8% , ( 1-month SOFR + 5.936% ), 11/20/49 .............. 1,755,992 207,625
a,c
2024-11 , S , IO, FRN , 2.011% , ( 30-day SOFR Average + 6.4% ), 1/20/54 ......... 2,144,594 131,339
a,c
2013-87 , SA , IO, FRN , 1.95% , ( 1-month SOFR + 6.086% ), 6/20/43 ............ 452,804 52,651
a,c
2020-47 , SA , IO, FRN , 1.75% , ( 1-month SOFR + 5.886% ), 5/20/44 ............ 367,325 41,315
a,c
2019-121 , SD , IO, FRN , 1.75% , ( 1-month SOFR + 5.886% ), 10/20/49 .......... 218,338 27,685
a,c
2019-125 , SG , IO, FRN , 1.8% , ( 1-month SOFR + 5.936% ), 10/20/49 ........... 539,521 65,722
a,c
2022-209 , SG , IO, FRN , 1.211% , ( 30-day SOFR Average + 5.6% ), 12/20/52 ...... 4,022,082 261,850
a,c
2011-156 , SK , IO, FRN , 2.35% , ( 1-month SOFR + 6.486% ), 4/20/38 ............ 1,242,393 183,116
a,c
2021-98 , SK , IO, FRN , 2.05% , ( 1-month SOFR + 6.186% ), 6/20/51 ............ 719,479 101,320
a,c
2023-13 , SL , IO, FRN , 1.861% , ( 30-day SOFR Average + 6.25% ), 1/20/53 ....... 970,571 73,183
a,c
2013-182 , SP , IO, FRN , 2.45% , ( 1-month SOFR + 6.586% ), 12/20/43 ........... 96,978 13,646
a,c
2023-20 , SP , IO, FRN , 2.611% , ( 30-day SOFR Average + 7% ), 2/20/53 ......... 2,086,663 183,897
a,c
2019-110 , SQ , IO, FRN , 1.8% , ( 1-month SOFR + 5.936% ), 9/20/49 ............ 529,640 62,516
c,d
2015-H23 , TI , IO, FRN , 1.937% , 9/20/65 ................................ 202,411 7,460
c
2020-162 , UI , IO, 2.5% , 10/20/50 ...................................... 808,302 119,780
c,d
2015-H16 , XI , IO, FRN , 2.024% , 7/20/65 ................................ 151,723 8,470
7,798,574
a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 7,412,050 ) ..........
7,798,574
Total Long Term Investments (Cost $ 56,428,834 ) ................................
56,281,672
a
a a a a

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments 21.0%
a a
Shares
a
Value
a
Management Investment Companies 15.0%
f,g
Putnam Short Term Investment Fund , Class P , 4.364% ....................... 3,983,615 $ 3,983,615
Total Management Investment Companies (Cost $ 3,983,615 ) .....................
3,983,615
Principal
Amount
U.S. Government and Agency Securities 6.0%
h
U.S. Treasury Bills ,
i
2.01%, 10/02/25 ................................................... $ 1,000,000 999,888
3.83%, 1/20/26 ................................................... 600,000 592,942
1,592,830
Total U.S. Government and Agency Securities (Cost $ 1,592,821 ) ..................
1,592,830
Total Short Term Investments (Cost $ 5,576,436 ) .................................
5,576,445
a
Total Investments (Cost $ 62,005,270 ) 232.5% ...................................
$61,858,117
TBA Sale Commitments (3.9) % ................................................
(1,033,540)
Other Assets, less Liabilities (128.6) % .........................................
(34,212,655)
Net Assets 100.0% ...........................................................
$26,611,922
a a a a a
TBA Sale Commitments (3.9)%
Mortgage-Backed Securities (3.9)%
Federal National Mortgage Association (FNMA) Fixed Rate (3.9)%
j
Uniform Mortgage-Backed Securities , TBA, 6.5% , 10/25/55 .................... (1,000,000) (1,033,540)
Total TBA Sale Commitments ( Proceeds $ (1,036,055) ) ...........................
$(1,033,540)
a
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $7,723,754, representing 29.0% of net assets.
c
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
d
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
e
Security purchased on a to-be-announced (TBA) basis.
f
See Note 3 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
The rate shown represents the yield at period end.
i
A portion or all of the security has been segregated as collateral for certain derivative contracts. At September 30, 2025, the value of this security pledged amounted to
$526,941, representing 2.0% net assets.
j
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2025 , the Fund had the following futures contracts outstanding.
At September 30, 2025, the Fund had the following forward premium swap options contracts outstanding.
At September 30, 2025 , the Fund had the following credit default swap contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Ultra Notes ................ Short 98 $ 11,277,656 12/19/25 $ (102,728)
U.S. Treasury 2 Year Notes ..................... Short 39 8,127,539 12/31/25 3,592
Total Futures Contracts ...................................................................... $(99,136)
*
As of period end.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
3.85%/1-day SOFR/Feb-27/(Purchased) BNDP 2/05/26 / 3.85% 7,800,000 $ 32,370 $ 6,581
3.3%/1-day SOFR/Feb-27/(Written) BNDP 2/05/26 / 3.3% 11,700,000 (25,740) 8,277
(3.428%)/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 1,692,900 97,426 (1,563)
3.428%/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 1,692,900 97,426 (55,225)
(4.2%)/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 175,700 21,910 (2,160)
4.2%/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 175,700 21,910 2,167
(3.4%)/1-day SOFR/Oct-27/(Purchased) CITI 10/14/25 / 3.4% 10,000,000 88,000 (77,914)
3.39%/1-day SOFR/Oct-27/(Written) CITI 10/14/25 / 3.39% 10,000,000 (87,000) 74,490
(4%)/1-day SOFR/Dec-30/(Purchased) CITI 12/08/25 / 4% 1,430,300 16,162 (15,666)
(4.608%)/1-day SOFR/May-56/(Purchased) CITI 5/26/26 / 4.608% 178,500 6,480 (4,343)
(3.95%)/1-day SOFR/Mar-37/(Purchased) CITI 3/29/27 / 3.95% 2,319,100 107,954 (41,074)
3.45%/1-day SOFR/Mar-37/(Purchased) CITI 3/29/27 / 3.45% 2,319,100 102,968 (50,577)
4.33%/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 614,600 76,979 (3,471)
(4.33%)/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 614,600 76,979 (10,118)
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 1,892,100 68,494 (19,212)
Unrealized appreciation 91,515
Unrealized (depreciation) (281,323)
Total $(189,808)
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
CMBX.NA.A.15 . (2.00)% Monthly JPHQ 11/18/64 4,000 $ 143 $ 364 $ (221)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts (continued)
Contracts to Buy Protection
(c)
(continued)
Traded Index (continued)
CMBX.NA.BB.10 (5.00)% Monthly CITI 11/17/59 131,000 $ 64,545 $ 57,068 $ 7,477
CMBX.NA.BB.13 (5.00)% Monthly GSCO 12/16/72 183,000 67,781 68,210 (429)
CMBX.NA.BB.6 . (5.00)% Monthly GSCO 5/11/63 40,000 2,489 1,802 687
CMBX.NA.BB.6 . (5.00)% Monthly JPHQ 5/11/63 10,000 622 5,148 (4,526)
CMBX.NA.BB.8 . (5.00)% Monthly CITI 10/17/57 35,000 15,019 15,155 (136)
CMBX.NA.BB.8 . (5.00)% Monthly GSCO 10/17/57 13,000 5,578 5,308 270
CMBX.NA.BB.8 . (5.00)% Monthly MSCO 10/17/57 6,000 2,574 2,635 (61)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly CITI 11/17/59 46,000 9,130 13,826 (4,696)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly MSCO 11/17/59 219,000 43,468 70,816 (27,348)
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 189,000 22,680 23,604 (924)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly CITI 8/17/61 285,000 48,688 80,881 (32,193)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 63,000 10,762 11,434 (672)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 126,000 25,122 26,419 (1,297)
CMBX.NA.BBB-.8 (3.00)% Monthly CITI 10/17/57 84,000 13,665 16,227 (2,562)
CMBX.NA.BBB-.8 (3.00)% Monthly MSCO 10/17/57 82,000 13,339 16,880 (3,541)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 63,000 10,617 11,316 (699)
Contracts to Sell Protection
(c) (d)
Traded Index
CMBX.NA.A.13 . 2.00% Monthly JPHQ 12/16/72 1,000 (66) (81) 15
Investment
Grade
CMBX.NA.A.13 . 2.00% Monthly MLCO 12/16/72 174,000 (11,472) (22,920) 11,448
Investment
Grade
CMBX.NA.A.15 . 2.00% Monthly MLCO 11/18/64 4,000 (142) (65) (77)
Investment
Grade
CMBX.NA.BB.10 5.00% Monthly JPHQ 11/17/59 25,000 (12,318) (2,006) (10,312)
Below
Investment
Grade
CMBX.NA.BB.13 5.00% Monthly CITI 12/16/72 118,000 (43,706) (48,805) 5,099
Below
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 96,000 (5,974) (16,692) 10,718
Below
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly GSCO 5/11/63 16,000 (996) (2,778) 1,782
Below
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 3,000 (186) (335) 149
Below
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MSCO 5/11/63 143,000 (8,899) (25,456) 16,557
Below
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly CITI 4/17/65 14,000 (2,248) (3,182) 934
Investment
Grade

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2025 , the Fund had the following interest rate swap contracts outstanding.
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts (continued)
Contracts to Sell Protection
(c) (d)
(continued)
Traded Index (continued)
CMBX.
NA.BBB-.16 .. 3.00% Monthly GSCO 4/17/65 9,000 $ (1,445) $ (1,848) $ 403
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly MSCO 4/17/65 7,000 (1,124) (1,591) 467
Investment
Grade
Total OTC Swap Contracts .............................................. $267,646 $301,334 $(33,688)
Total Credit Default Swap Contracts .................................... $267,646 $ 301,334 $(33,688)
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.58% .... Annual 9/17/27 27,207,000 $ (85,285) $ (37,601) $ (47,684)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.13% .... Annual 12/17/27 543,000 1,768 1,944 (176)
Receive Fixed 3.63% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/30 7,171,000 77,448 53,245 24,203
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.18% .... Annual 12/17/30 878,000 7,548 7,302 246
Receive Fixed 3.833% . Annual
Pay Floating 1-day
SOFR ............ Annual 9/10/35 334,100 4,859 — 4,859
Receive Fixed 3.88% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/35 2,533,000 47,141 39,966 7,175
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.53% .... Annual 12/17/35 1,179,000 12,731 6,714 6,017

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See A bbreviations on page 240 .
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Fixed 4.03% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/55 593,000 $ 10,335 $ 3,757 $ 6,578
Total Interest Rate Swap Contracts ................................. $76,545 $ 75,327 $1,218
*
In U.S. dollars unless otherwise indicated.

Putnam Variable Trust
Schedule of Investments (unaudited), September 30, 2025
Putnam VT Research Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.9%
Aerospace & Defense 1.6%
Airbus SE ......................................... France 2,526 $ 589,887
Northrop Grumman Corp. ............................. United States 1,051 640,395
RTX Corp. ........................................ United States 4,540 759,678
1,989,960
Air Freight & Logistics 0.8%
FedEx Corp. ....................................... United States 4,201 990,638
Automobiles 2.9%
General Motors Co. .................................. United States 4,662 284,242
a
Tesla, Inc. ......................................... United States 7,232 3,216,215
3,500,457
Banks 2.5%
Citigroup, Inc. ...................................... United States 15,228 1,545,642
JPMorgan Chase & Co. ............................... United States 4,097 1,292,317
PNC Financial Services Group, Inc. (The) ................. United States 1,144 229,864
3,067,823
Beverages 1.3%
Coca-Cola Co. (The) ................................. United States 18,514 1,227,849
Keurig Dr Pepper, Inc. ................................ United States 8,565 218,493
PepsiCo, Inc. ...................................... United States 1,241 174,286
1,620,628
Biotechnology 1.8%
AbbVie, Inc. ....................................... United States 4,571 1,058,369
Gilead Sciences, Inc. ................................ United States 3,262 362,082
Regeneron Pharmaceuticals, Inc. ....................... United States 1,099 617,935
a
Vertex Pharmaceuticals, Inc. ........................... United States 424 166,055
2,204,441
Broadline Retail 4.4%
a
Amazon.com, Inc. ................................... United States 24,787 5,442,482
Building Products 0.4%
Trane Technologies plc ............................... United States 1,234 520,699
Capital Markets 2.1%
BlackRock, Inc. ..................................... United States 627 731,000
Charles Schwab Corp. (The) ........................... United States 6,659 635,735
CME Group, Inc. .................................... United States 1,269 342,871
Nasdaq, Inc. ....................................... United States 2,355 208,300
TPG, Inc. , A ....................................... United States 10,245 588,575
2,506,481
Chemicals 1.1%
Corteva, Inc. ....................................... United States 6,251 422,755
DuPont de Nemours, Inc. ............................. United States 6,641 517,334
Linde plc .......................................... United States 201 95,475
PPG Industries, Inc. ................................. United States 2,941 309,128
1,344,692
Commercial Services & Supplies 0.6%
Cintas Corp. ....................................... United States 1,093 224,349
a
Copart, Inc. ........................................ United States 5,306 238,611

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Research Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Commercial Services & Supplies (continued)
Waste Connections, Inc. .............................. United States 1,685 $ 296,223
759,183
Communications Equipment 1.9%
Cisco Systems, Inc. ................................. United States 34,738 2,376,774
Construction Materials 0.8%
CRH plc .......................................... United States 7,940 952,006
Consumer Finance 1.0%
Capital One Financial Corp. ........................... United States 5,817 1,236,578
Consumer Staples Distribution & Retail 2.1%
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 1,922 179,226
Costco Wholesale Corp. .............................. United States 595 550,750
Target Corp. ....................................... United States 2,610 234,117
a
US Foods Holding Corp. .............................. United States 1,338 102,518
Walmart, Inc. ...................................... United States 14,505 1,494,885
2,561,496
Diversified Telecommunication Services 0.6%
AT&T, Inc. ......................................... United States 26,118 737,572
Electric Utilities 1.8%
Constellation Energy Corp. ............................ United States 436 143,474
NextEra Energy, Inc. ................................. United States 7,834 591,389
NRG Energy, Inc. ................................... United States 3,683 596,462
PPL Corp. ......................................... United States 9,893 367,624
Southern Co. (The) .................................. United States 3,345 317,005
Xcel Energy, Inc. .................................... United States 1,852 149,364
2,165,318
Electrical Equipment 0.4%
GE Vernova, Inc. .................................... United States 883 542,957
Entertainment 3.0%
a,b
Live Nation Entertainment, Inc. ......................... United States 4,970 812,098
a
Netflix, Inc. ........................................ United States 620 743,330
a
ROBLOX Corp. , A ................................... United States 4,411 611,012
a
Spotify Technology SA ................................ United States 525 366,450
Walt Disney Co. (The) ................................ United States 9,789 1,120,841
3,653,731
Financial Services 4.2%
Apollo Global Management, Inc. ........................ United States 4,509 600,914
a
Berkshire Hathaway, Inc. , B ............................ United States 2,816 1,415,716
Corebridge Financial, Inc. ............................. United States 5,710 183,005
Mastercard, Inc. , A .................................. United States 3,375 1,919,734
a
Toast, Inc. , A ....................................... United States 5,337 194,854
Visa, Inc. , A ........................................ United States 2,444 834,333
5,148,556
Food Products 0.2%
Mondelez International, Inc. , A .......................... United States 4,044 252,629
Ground Transportation 0.5%
Union Pacific Corp. .................................. United States 2,675 632,290
Health Care Equipment & Supplies 1.9%
Abbott Laboratories .................................. United States 2,799 374,898

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Research Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
Becton Dickinson & Co. ............................... United States 3,150 $ 589,585
a
Boston Scientific Corp. ............................... United States 5,244 511,972
a
Dexcom, Inc. ....................................... United States 2,333 156,988
a
Intuitive Surgical, Inc. ................................ United States 916 409,663
Medtronic plc ...................................... United States 2,460 234,290
2,277,396
Health Care Providers & Services 2.3%
Cencora, Inc. ...................................... United States 542 169,391
Cigna Group (The) .................................. United States 714 205,810
CVS Health Corp. ................................... United States 3,341 251,878
HCA Healthcare, Inc. ................................. United States 348 148,318
Humana, Inc. ...................................... United States 236 61,400
McKesson Corp. .................................... United States 1,142 882,241
UnitedHealth Group, Inc. .............................. United States 3,019 1,042,461
2,761,499
Health Care REITs 0.5%
Welltower, Inc. ..................................... United States 3,494 622,421
Hotels, Restaurants & Leisure 0.7%
a
Chipotle Mexican Grill, Inc. , A .......................... United States 6,584 258,027
McDonald's Corp. ................................... United States 1,431 434,866
Starbucks Corp. .................................... United States 2,208 186,797
879,690
Household Products 0.7%
Procter & Gamble Co. (The) ........................... United States 5,665 870,427
Independent Power and Renewable Electricity Producers 0.1%
Vistra Corp. ........................................ United States 374 73,274
Industrial Conglomerates 0.8%
Honeywell International, Inc. ........................... United States 4,644 977,562
Industrial REITs 0.4%
Prologis, Inc. ....................................... United States 4,586 525,189
Insurance 2.9%
Allstate Corp. (The) .................................. United States 5,332 1,144,514
American International Group, Inc. ...................... United States 8,848 694,922
Aon plc , A ......................................... United States 963 343,387
Arch Capital Group Ltd. ............................... United States 4,124 374,170
Assured Guaranty Ltd. ............................... United States 1,309 110,807
Progressive Corp. (The) .............................. United States 1,569 387,465
Prudential plc ...................................... Hong Kong 28,597 400,350
Unum Group ....................................... United States 1,721 133,859
3,589,474
Interactive Media & Services 7.2%
Alphabet, Inc. , A .................................... United States 20,325 4,941,007
Meta Platforms, Inc. , A ............................... United States 5,236 3,845,214
8,786,221
Life Sciences Tools & Services 1.7%
a
Bio-Rad Laboratories, Inc. , A ........................... United States 2,013 564,425
Danaher Corp. ..................................... United States 1,043 206,785

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Research Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc. .......................... United States 2,765 $ 1,341,081
2,112,291
Machinery 1.3%
Fortive Corp. ....................................... United States 10,687 523,556
Ingersoll Rand, Inc. .................................. United States 3,974 328,332
Otis Worldwide Corp. ................................ United States 7,896 721,931
1,573,819
Media 0.2%
a
Charter Communications, Inc. , A ........................ United States 733 201,652
Metals & Mining 0.5%
Barrick Mining Corp. ................................. Canada 4,421 144,876
Glencore plc ....................................... Australia 101,127 465,753
610,629
Multi-Utilities 0.6%
Ameren Corp. ...................................... United States 5,820 607,492
CenterPoint Energy, Inc. .............................. United States 3,493 135,528
743,020
Oil, Gas & Consumable Fuels 3.3%
a
Antero Resources Corp. .............................. United States 4,477 150,248
BP plc ............................................ United States 43,106 247,500
Cenovus Energy, Inc. ................................ Canada 37,093 629,811
ConocoPhillips ..................................... United States 6,930 655,509
Exxon Mobil Corp. ................................... United States 16,170 1,823,167
Shell plc .......................................... United States 16,406 584,727
4,090,962
Passenger Airlines 0.2%
Southwest Airlines Co. ............................... United States 8,748 279,149
Pharmaceuticals 2.4%
Eli Lilly & Co. ...................................... United States 2,160 1,648,080
Johnson & Johnson ................................. United States 4,750 880,745
Merck & Co., Inc. ................................... United States 4,557 382,469
2,911,294
Semiconductors & Semiconductor Equipment 14.7%
Analog Devices, Inc. ................................. United States 7,742 1,902,209
Broadcom, Inc. ..................................... United States 13,756 4,538,242
a
Intel Corp. ......................................... United States 31,523 1,057,597
Marvell Technology, Inc. .............................. United States 18,535 1,558,237
NVIDIA Corp. ...................................... United States 46,801 8,732,131
QUALCOMM, Inc. ................................... United States 920 153,051
17,941,467
Software 10.1%
a
AppLovin Corp. , A ................................... United States 535 384,419
Microsoft Corp. ..................................... United States 18,562 9,614,188
Oracle Corp. ....................................... United States 2,531 711,818
a
Palantir Technologies, Inc. , A ........................... United States 8,769 1,599,641
12,310,066

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Research Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialized REITs 0.9%
American Tower Corp. ................................ United States 5,895 $ 1,133,726
Specialty Retail 1.2%
Home Depot, Inc. (The) ............................... United States 2,111 855,356
TJX Cos., Inc. (The) ................................. United States 4,046 584,809
1,440,165
Technology Hardware, Storage & Peripherals 6.6%
Apple, Inc. ........................................ United States 25,245 6,428,134
a
Pure Storage, Inc. , A ................................. United States 11,443 959,038
Seagate Technology Holdings plc ....................... United States 3,062 722,816
8,109,988
Textiles, Apparel & Luxury Goods 0.4%
Levi Strauss & Co. , A ................................ United States 7,145 166,479
NIKE, Inc. , B ....................................... United States 643 44,836
a
On Holding AG , A ................................... Switzerland 5,138 217,594
428,909
Tobacco 0.7%
Philip Morris International, Inc. ......................... United States 4,909 796,240
Trading Companies & Distributors 0.6%
United Rentals, Inc. .................................. United States 794 758,000
Total Common Stocks (Cost $ 71,131,081 ) ....................................
121,011,921
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.0%
†
Calls - Over-the-Counter
Equity Options 0.0%
†
Southwest Airlines Co. , Counterparty CITI , January Strike Price
$ 40.00 , Expires 1/16/26 ............................. 154,720 4,937,115 2,094
Total Options Purchased (Cost $ 4,758 ) .......................................
2,094
Short Term Investments 2.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.2%
c
U.S. Treasury Bills ,
d
2.01%, 10/02/25 ................................... United States 200,000 199,978
3.83%, 1/20/26 ................................... United States 100,000 98,824
298,802
Total U.S. Government and Agency Securities (Cost $ 298,800 ) ..................
298,802
Shares
Management Investment Companies 1.3%
e,f
Putnam Short Term Investment Fund , Class P , 4.364% ....... United States 1,562,168 1,562,168
Total Management Investment Companies (Cost $ 1,562,168 ) ...................
1,562,168

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Research Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2025 , the Fund had the following forward exchange contracts outstanding.
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.6%
Money Market Funds 0.6%
e,f
Putnam Cash Collateral Pool, LLC , 4.402% ................ United States 687,775 $ 687,775
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 687,775 ) ...........................................................
687,775
Total Short Term Investments (Cost $ 2,548,743 ) ...............................
2,548,745
a
Total Investments (Cost $ 73,684,582 ) 101.0% .................................
$123,562,760
Other Assets, less Liabilities (1.0) % .........................................
(1,144,360)
Net Assets 100.0% .........................................................
$122,418,400
a a a
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2025.
c
The rate shown represents the yield at period end.
d
A portion or all of the security has been segregated as collateral for certain derivative contracts. At September 30, 2025, the value of this security pledged amounted to
$34,996, representing less than 0.1% net assets.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Canadian Dollar .... BOFA Sell 30,200 22,151 10/15/25 $ 436 $ —
Canadian Dollar .... CITI Buy 70,400 51,276 10/15/25 — (657)
Canadian Dollar .... CITI Sell 308,800 226,491 10/15/25 4,458 —
Canadian Dollar .... GSCO Sell 234,300 171,850 10/15/25 3,383 —
Canadian Dollar .... HSBK Buy 168,300 122,708 10/15/25 — (1,696)
Canadian Dollar .... HSBK Sell 31,400 23,052 10/15/25 474 —
Canadian Dollar .... JPHQ Sell 293,400 215,379 10/15/25 4,418 —
Canadian Dollar .... MSCO Buy 134,600 97,986 10/15/25 — (1,206)
Canadian Dollar .... MSCO Sell 110,700 81,193 10/15/25 1,597 —
Canadian Dollar .... SSBT Buy 90,100 65,558 10/15/25 — (774)
Canadian Dollar .... SSBT Sell 1,000 734 10/15/25 15 —
Canadian Dollar .... TDOM Buy 340,200 249,737 10/15/25 — (5,125)
Canadian Dollar .... UBSW Sell 919,500 670,691 10/15/25 9,550 —
Hong Kong Dollar ... BZWS Buy 1,640,700 210,879 11/19/25 201 —
Hong Kong Dollar ... CITI Sell 533,300 68,547 11/19/25 — (64)
Hong Kong Dollar ... GSCO Sell 314,100 40,371 11/19/25 — (39)
Hong Kong Dollar ... MSCO Sell 1,224,600 157,363 11/19/25 — (185)
British Pound ...... BOFA Buy 94,400 128,981 12/17/25 — (2,010)
British Pound ...... BOFA Sell 391,800 531,034 12/17/25 4,052 —
British Pound ...... BZWS Sell 100,200 135,806 12/17/25 1,035 —

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Research Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 240 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
British Pound ...... GSCO Sell 234,900 318,375 12/17/25 $ 2,428 $ —
British Pound ...... MSCO Sell 624,700 844,029 12/17/25 4,215 (426)
British Pound ...... UBSW Sell 18,700 25,358 12/17/25 206 —
Danish Krone ...... BOFA Sell 865,300 136,836 12/17/25 27 —
Euro ............. BZWS Buy 13,100 15,449 12/17/25 — —
Euro ............. CITI Sell 20,200 23,822 12/17/25 1 —
Euro ............. GSCO Sell 14,500 17,100 12/17/25 — —
Euro ............. JPHQ Sell 85,500 100,823 12/17/25 — (7)
Euro ............. MSCO Sell 93,900 110,713 12/17/25 — (23)
Euro ............. SSBT Buy 37,800 45,008 12/17/25 — (431)
Euro ............. SSBT Sell 39,200 46,219 12/17/25 — (9)
Euro ............. TDOM Sell 61,800 72,867 12/17/25 — (14)
Swedish Krona ..... MSCO Sell 3,657,900 394,447 12/17/25 4,017 —
Swiss Franc ....... MSCO Sell 207,500 263,527 12/17/25 447 —
Total Forward Exchange Contracts ................................................... $40,960 $(12,666)
Net unrealized appreciation (depreciation) ............................................ $28,294
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Variable Trust
Schedule of Investments (unaudited), September 30, 2025
Putnam VT Small Cap Growth Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.3%
Aerospace & Defense 6.7%
a
AeroVironment, Inc. ................................. United States 875 $ 275,529
a
Kratos Defense & Security Solutions, Inc. ................. United States 11,210 1,024,258
Leonardo DRS, Inc. ................................. United States 6,664 302,546
a
Loar Holdings, Inc. .................................. United States 1,095 87,600
a
Rocket Lab Corp. ................................... United States 5,445 260,870
VSE Corp. ........................................ United States 3,915 650,829
2,601,632
Automobile Components 0.9%
Patrick Industries, Inc. ................................ United States 3,407 352,386
Banks 2.2%
a
Axos Financial, Inc. .................................. United States 2,455 207,816
a
Bancorp, Inc. (The) .................................. United States 8,700 651,543
859,359
Biotechnology 6.6%
a
ADMA Biologics, Inc. ................................. United States 21,845 320,248
a
Ascendis Pharma A/S , ADR ........................... Denmark 1,262 250,898
a
Bridgebio Pharma, Inc. ............................... United States 4,170 216,590
a
Halozyme Therapeutics, Inc. ........................... United States 6,130 449,574
a
Insmed, Inc. ....................................... United States 3,200 460,832
a
Madrigal Pharmaceuticals, Inc. ......................... United States 590 270,609
a
Rhythm Pharmaceuticals, Inc. .......................... United States 3,305 333,772
a
Soleno Therapeutics, Inc. ............................. United States 1,733 117,151
a
Xenon Pharmaceuticals, Inc. ........................... Canada 3,396 136,349
2,556,023
Broadline Retail 0.9%
a
Ollie's Bargain Outlet Holdings, Inc. ...................... United States 2,690 345,396
Building Products 0.3%
CSW Industrials, Inc. ................................. United States 548 133,027
Capital Markets 2.8%
Perella Weinberg Partners , A ........................... United States 10,715 228,444
Piper Sandler Cos. .................................. United States 605 209,929
StepStone Group, Inc. , A .............................. United States 9,935 648,855
1,087,228
Commercial Services & Supplies 1.4%
a
Casella Waste Systems, Inc. , A ......................... United States 2,971 281,888
a
Clean Harbors, Inc. .................................. United States 1,195 277,503
559,391
Construction & Engineering 7.6%
Comfort Systems USA, Inc. ............................ United States 1,200 990,216
a
Construction Partners, Inc. , A .......................... United States 4,380 556,260
a
Dycom Industries, Inc. ................................ United States 1,465 427,428
a
IES Holdings, Inc. ................................... United States 1,265 503,027
a,b
Legence Corp. , A ................................... United States 8,559 263,703
a
Sterling Infrastructure, Inc. ............................ United States 585 198,713
2,939,347
Construction Materials 1.4%
Eagle Materials, Inc. ................................. United States 810 188,763

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Small Cap Growth Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Construction Materials (continued)
a
Knife River Corp. ................................... United States 4,520 $ 347,452
536,215
Consumer Finance 1.1%
a
Dave, Inc. ......................................... United States 455 90,704
a
Enova International, Inc. .............................. United States 2,768 318,569
409,273
Consumer Staples Distribution & Retail 0.1%
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 620 57,815
Diversified Consumer Services 3.0%
a
Adtalem Global Education, Inc. ......................... United States 3,808 588,146
a
Stride, Inc. ........................................ United States 3,760 560,014
1,148,160
Electrical Equipment 1.0%
a
Bloom Energy Corp. , A ............................... United States 4,575 386,908
Electronic Equipment, Instruments & Components 4.8%
Advanced Energy Industries, Inc. ....................... United States 3,517 598,382
a
Fabrinet .......................................... Thailand 1,315 479,475
a
Itron, Inc. ......................................... United States 4,805 598,511
a
Mirion Technologies, Inc. , A ............................ United States 8,735 203,176
1,879,544
Energy Equipment & Services 1.4%
Archrock, Inc. ...................................... United States 11,245 295,856
CES Energy Solutions Corp. ........................... Canada 39,340 265,433
561,289
Financial Services 0.7%
Mr. Cooper Group, Inc. ............................... United States 1,235 260,326
Health Care Equipment & Supplies 2.8%
a
Integer Holdings Corp. ............................... United States 2,545 262,975
a
Merit Medical Systems, Inc. ............................ United States 7,100 590,933
a
UFP Technologies, Inc. ............................... United States 1,145 228,542
1,082,450
Health Care Providers & Services 6.2%
Encompass Health Corp. ............................. United States 6,755 858,020
b
Ensign Group, Inc. (The) .............................. United States 4,215 728,225
a
GeneDx Holdings Corp. , A ............................. United States 2,010 216,557
a
Hims & Hers Health, Inc. .............................. United States 4,955 281,048
a
RadNet, Inc. ....................................... United States 4,165 317,415
2,401,265
Health Care Technology 1.1%
a
Doximity, Inc. , A .................................... United States 5,980 437,437
Hotels, Restaurants & Leisure 2.2%
a
Brinker International, Inc. ............................. United States 1,215 153,916
a
Planet Fitness, Inc. , A ................................ United States 2,985 309,843
Texas Roadhouse, Inc. , A ............................. United States 2,300 382,145
845,904

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Small Cap Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Durables 1.4%
Installed Building Products, Inc. ......................... United States 2,130 $ 525,386
Insurance 1.5%
Kinsale Capital Group, Inc. ............................ United States 650 276,419
a
Skyward Specialty Insurance Group, Inc. .................. United States 6,165 293,207
569,626
Interactive Media & Services 0.3%
a
Grindr, Inc. ........................................ Singapore 6,551 98,396
Life Sciences Tools & Services 0.8%
a
Medpace Holdings, Inc. ............................... United States 615 316,208
Machinery 5.8%
Crane Co. ......................................... United States 1,990 366,438
Federal Signal Corp. ................................. United States 4,775 568,177
JBT Marel Corp. .................................... United States 415 58,287
a
RBC Bearings, Inc. .................................. United States 1,786 697,058
a
SPX Technologies, Inc. ............................... United States 3,082 575,656
2,265,616
Marine Transportation 1.0%
a
Kirby Corp. ........................................ United States 4,449 371,269
Metals & Mining 1.9%
Carpenter Technology Corp. ........................... United States 3,053 749,634
Oil, Gas & Consumable Fuels 0.9%
a,b
Centrus Energy Corp. , A .............................. United States 1,140 353,480
Personal Care Products 0.2%
a
BellRing Brands, Inc. ................................. United States 1,895 68,883
Pharmaceuticals 0.8%
a
Axsome Therapeutics, Inc. ............................ United States 2,325 282,371
a
LENZ Therapeutics, Inc. .............................. United States 275 12,810
295,181
Professional Services 3.7%
a
Huron Consulting Group, Inc. .......................... United States 5,080 745,591
a
Parsons Corp. ...................................... United States 3,565 295,610
a
Verra Mobility Corp. , A ................................ United States 15,168 374,650
1,415,851
Real Estate Management & Development 2.2%
Colliers International Group, Inc. ........................ Canada 3,005 469,978
FirstService Corp. ................................... Canada 2,035 387,728
857,706
Semiconductors & Semiconductor Equipment 7.0%
a,b
Camtek Ltd. ....................................... Israel 4,300 451,715
a
Credo Technology Group Holding Ltd. .................... United States 4,905 714,217
a
Nova Ltd. ......................................... Israel 3,035 970,168
a
Rambus, Inc. ...................................... United States 3,100 323,020
a
SiTime Corp. ....................................... United States 835 251,594
2,710,714
Software 9.3%
a
ACI Worldwide, Inc. .................................. United States 12,675 668,860
a
Agilysys, Inc. ....................................... United States 3,150 331,538

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Small Cap Growth Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
AvePoint, Inc. ...................................... United States 11,600 $ 174,116
a
Clearwater Analytics Holdings, Inc. , A .................... United States 8,070 145,421
a
Commvault Systems, Inc. ............................. United States 1,870 353,019
a
Descartes Systems Group, Inc. (The) .................... Canada 6,410 604,014
a,b
Life360, Inc. ....................................... United States 890 94,607
Pegasystems, Inc. ................................... United States 6,740 387,550
a
Q2 Holdings, Inc. ................................... United States 4,740 343,129
a
Varonis Systems, Inc. , B .............................. United States 3,375 193,961
a
Vertex, Inc. , A ...................................... United States 12,655 313,717
3,609,932
Specialty Retail 2.8%
a
Aritzia, Inc. ........................................ Canada 5,955 360,201
a
Boot Barn Holdings, Inc. .............................. United States 2,555 423,415
Murphy USA, Inc. ................................... United States 820 318,373
1,101,989
Technology Hardware, Storage & Peripherals 1.2%
a
IonQ, Inc. ......................................... United States 7,280 447,720
Trading Companies & Distributors 2.3%
Applied Industrial Technologies, Inc. ..................... United States 2,194 572,744
FTAI Aviation Ltd. ................................... United States 1,805 301,182
873,926
Total Common Stocks (Cost $ 25,510,810 ) ....................................
38,071,892
Rights
Rights 0.0%
†
Biotechnology 0.0%
†
a,c
Blueprint Medicines Corp., CVR , 5/29/25 .................. United States 961 442
Total Rights (Cost $ 442 ) ....................................................
442
Total Long Term Investments (Cost $ 25,511,252 ) ..............................
38,072,334
a
Short Term Investments 6.3%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.0%
d,e
Putnam Short Term Investment Fund , Class P , 4.364% ....... United States 780,928 780,928
Total Management Investment Companies (Cost $ 780,928 ) .....................
780,928

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Small Cap Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 240 .
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 4.3%
Money Market Funds 4.3%
d,e
Putnam Cash Collateral Pool, LLC , 4.402% ................ United States 1,659,975 $ 1,659,975
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 1,659,975 ) ..........................................................
1,659,975
Total Short Term Investments (Cost $ 2,440,903 ) ...............................
2,440,903
a
Total Investments (Cost $ 27,952,155 ) 104.6% .................................
$40,513,237
Other Assets, less Liabilities (4.6) % .........................................
(1,781,420)
Net Assets 100.0% .........................................................
$38,731,817
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2025.
c
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Putnam Variable Trust
Schedule of Investments (unaudited), September 30, 2025
Putnam VT Small Cap Value Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.2%
Aerospace & Defense 0.9%
a
V2X, Inc. .......................................... United States 16,395 $ 952,386
Automobile Components 2.6%
a
Holley, Inc. ........................................ United States 414,702 1,302,164
Standard Motor Products, Inc. .......................... United States 37,400 1,526,668
2,828,832
Banks 18.9%
a
Avidbank Holdings, Inc. ............................... United States 36,952 942,276
a,b
Avidia Bancorp, Inc. ................................. United States 22,533 336,643
a
Axos Financial, Inc. .................................. United States 16,300 1,379,795
a
Bancorp, Inc. (The) .................................. United States 13,240 991,544
b
Bank OZK ......................................... United States 21,000 1,070,580
Business First Bancshares, Inc. ......................... United States 45,100 1,064,811
a
Coastal Financial Corp. ............................... United States 10,670 1,154,174
ConnectOne Bancorp, Inc. ............................ United States 51,509 1,277,938
Five Star Bancorp ................................... United States 38,135 1,227,947
Metropolitan Bank Holding Corp. ........................ United States 17,420 1,303,364
Mid Penn Bancorp, Inc. ............................... United States 33,600 962,304
MidWestOne Financial Group, Inc. ...................... United States 26,395 746,715
NBT Bancorp, Inc. ................................... United States 17,700 739,152
Northrim BanCorp, Inc. ............................... United States 49,600 1,074,336
b
OFG Bancorp ...................................... United States 26,800 1,165,532
Popular, Inc. ....................................... United States 9,900 1,257,399
SouthState Bank Corp. ............................... United States 9,800 968,926
a
Third Coast Bancshares, Inc. .......................... United States 23,300 884,701
UMB Financial Corp. ................................. United States 8,800 1,041,480
Valley National Bancorp .............................. United States 108,800 1,153,280
20,742,897
Biotechnology 3.6%
a
BioMarin Pharmaceutical, Inc. .......................... United States 9,400 509,104
a
Janux Therapeutics, Inc. .............................. United States 12,746 311,512
a
MiMedx Group, Inc. .................................. United States 157,700 1,100,746
a
Ultragenyx Pharmaceutical, Inc. ........................ United States 22,300 670,784
a
Veracyte, Inc. ...................................... United States 40,113 1,377,079
3,969,225
Building Products 4.2%
AZZ, Inc. .......................................... United States 8,500 927,605
Griffon Corp. ....................................... United States 12,300 936,645
Insteel Industries, Inc. ................................ United States 29,200 1,119,528
a
Resideo Technologies, Inc. ............................ United States 37,442 1,616,746
4,600,524
Chemicals 3.1%
a
Arq, Inc. .......................................... United States 153,300 1,097,628
Huntsman Corp. .................................... United States 63,100 566,638
a
Ingevity Corp. ...................................... United States 17,800 982,382
Tronox Holdings plc ................................. United States 180,700 726,414
3,373,062
Commercial Services & Supplies 1.9%
Pitney Bowes, Inc. .................................. United States 122,600 1,398,866
Steelcase, Inc. , A ................................... United States 41,800 718,960
2,117,826
Communications Equipment 2.5%
a
Aviat Networks, Inc. ................................. United States 49,778 1,141,410

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Small Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Communications Equipment (continued)
a
Extreme Networks, Inc. ............................... United States 51,000 $ 1,053,150
a
Ribbon Communications, Inc. .......................... United States 152,168 578,238
2,772,798
Construction & Engineering 1.4%
a
Fluor Corp. ........................................ United States 16,400 689,948
a
Tutor Perini Corp. ................................... United States 12,400 813,316
1,503,264
Construction Materials 0.8%
b
Titan America SA ................................... Belgium 59,808 893,531
Consumer Finance 1.8%
a
Encore Capital Group, Inc. ............................ United States 23,800 993,412
Jefferson Capital, Inc. ................................ United States 55,022 949,680
1,943,092
Consumer Staples Distribution & Retail 0.2%
a
Chefs' Warehouse, Inc. (The) .......................... United States 4,700 274,151
Containers & Packaging 1.5%
a
O-I Glass, Inc. ...................................... United States 66,000 856,020
Silgan Holdings, Inc. ................................. United States 17,700 761,277
1,617,297
Diversified Consumer Services 1.9%
a,b
McGraw Hill, Inc. .................................... United States 52,472 658,524
Perdoceo Education Corp. ............................ United States 37,300 1,404,718
2,063,242
Diversified REITs 1.5%
Alpine Income Property Trust, Inc. ....................... United States 47,069 666,968
b
Broadstone Net Lease, Inc. ............................ United States 54,000 964,980
1,631,948
Electric Utilities 0.7%
Portland General Electric Co. .......................... United States 18,400 809,600
Electronic Equipment, Instruments & Components 0.9%
Vishay Intertechnology, Inc. ............................ United States 68,100 1,041,930
Financial Services 2.1%
a
Onity Group, Inc. .................................... United States 19,800 791,208
Walker & Dunlop, Inc. ................................ United States 17,980 1,503,488
2,294,696
Ground Transportation 1.7%
Covenant Logistics Group, Inc. , A ....................... United States 39,700 859,902
a,b
Proficient Auto Logistics, Inc. ........................... United States 150,090 1,034,120
1,894,022
Health Care Providers & Services 4.3%
Concentra Group Holdings Parent, Inc. ................... United States 35,300 738,829
a
DocGo, Inc. ....................................... United States 145,900 198,424
a
LifeStance Health Group, Inc. .......................... United States 211,800 1,164,900
a
Option Care Health, Inc. .............................. United States 29,300 813,368
a,b
Quipt Home Medical Corp. ............................ United States 253,200 660,852
a
RadNet, Inc. ....................................... United States 14,820 1,129,432
4,705,805

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Small Cap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care REITs 1.7%
American Healthcare REIT, Inc. ......................... United States 21,100 $ 886,411
b
Healthcare Realty Trust, Inc. , A ......................... United States 51,600 930,348
1,816,759
Hotels, Restaurants & Leisure 0.8%
b
Aramark .......................................... United States 21,500 825,600
Household Durables 5.5%
a
Cavco Industries, Inc. ................................ United States 1,900 1,103,387
a
Helen of Troy Ltd. ................................... United States 32,400 816,480
La-Z-Boy, Inc. ...................................... United States 23,700 813,384
Leggett & Platt, Inc. .................................. United States 120,100 1,066,488
a
M/I Homes, Inc. ..................................... United States 5,800 837,752
a
Taylor Morrison Home Corp. , A ......................... United States 21,200 1,399,412
6,036,903
Insurance 3.1%
a
Abacus Global Management, Inc. ....................... United States 164,200 940,866
a
American Integrity Insurance Group, Inc. .................. United States 44,256 987,351
Horace Mann Educators Corp. ......................... United States 21,800 984,706
a
Skyward Specialty Insurance Group, Inc. .................. United States 11,605 551,934
3,464,857
Interactive Media & Services 0.9%
a
MediaAlpha, Inc. , A .................................. United States 84,900 966,162
Leisure Products 1.8%
a
MasterCraft Boat Holdings, Inc. ......................... United States 50,259 1,078,558
a
Mattel, Inc. ........................................ United States 54,100 910,503
1,989,061
Life Sciences Tools & Services 0.5%
a
Codexis, Inc. ....................................... United States 218,900 534,116
Machinery 3.4%
a
Blue Bird Corp. ..................................... United States 19,700 1,133,735
Douglas Dynamics, Inc. ............................... United States 8,900 278,214
a
Gates Industrial Corp. plc ............................. United States 45,818 1,137,203
Terex Corp. ........................................ United States 22,900 1,174,770
3,723,922
Metals & Mining 1.0%
a
Major Drilling Group International, Inc. .................... Canada 133,000 1,112,395
Mortgage Real Estate Investment Trusts (REITs) 3.3%
b
AGNC Investment Corp. .............................. United States 56,800 556,072
b
Dynex Capital, Inc. .................................. United States 71,500 878,735
Ladder Capital Corp. , A ............................... United States 96,012 1,047,491
Rithm Capital Corp. .................................. United States 99,180 1,129,660
3,611,958
Multi-Utilities 1.5%
b
Algonquin Power & Utilities Corp. ....................... Canada 202,300 1,086,351
Unitil Corp. ........................................ United States 12,380 592,507
1,678,858
Oil, Gas & Consumable Fuels 4.1%
a
Antero Resources Corp. .............................. United States 20,700 694,692
Ardmore Shipping Corp. .............................. Ireland 79,500 943,665
Core Natural Resources, Inc. .......................... United States 14,800 1,235,504

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Small Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
b
Magnolia Oil & Gas Corp. , A ........................... United States 27,885 $ 665,615
Permian Resources Corp. , A ........................... United States 78,213 1,001,126
4,540,602
Passenger Airlines 0.7%
a
SkyWest, Inc. ...................................... United States 7,700 774,774
Pharmaceuticals 1.0%
Perrigo Co. plc ..................................... United States 50,000 1,113,500
Professional Services 3.0%
b
Concentrix Corp. .................................... United States 20,300 936,845
a
IBEX Holdings Ltd. .................................. United States 34,066 1,380,354
ICF International, Inc. ................................ United States 11,100 1,030,080
3,347,279
Real Estate Management & Development 1.0%
Newmark Group, Inc. , A .............................. United States 59,800 1,115,270
Residential REITs 0.7%
UMH Properties, Inc. ................................. United States 49,500 735,075
Retail REITs 0.9%
Brixmor Property Group, Inc. ........................... United States 35,600 985,408
Semiconductors & Semiconductor Equipment 0.9%
a
Ichor Holdings Ltd. .................................. United States 58,909 1,032,086
Software 0.8%
a
RingCentral, Inc. , A .................................. United States 32,400 918,216
Specialty Retail 3.1%
Camping World Holdings, Inc. , A ........................ United States 74,975 1,183,855
b
J Jill, Inc. ......................................... United States 51,107 876,485
a
Sally Beauty Holdings, Inc. ............................ United States 84,800 1,380,544
3,440,884
Textiles, Apparel & Luxury Goods 1.3%
b
Steven Madden Ltd. ................................. United States 33,800 1,131,624
a
Unifi, Inc. ......................................... United States 63,239 301,018
1,432,642
Tobacco 0.9%
b
Turning Point Brands, Inc. ............................. United States 10,411 1,029,231
Water Utilities 0.8%
H2O America ...................................... United States 17,100 832,770
Total Common Stocks (Cost $ 107,685,546 ) ...................................
109,088,456
Short Term Investments 10.3%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 0.7%
c,d
Putnam Short Term Investment Fund , Class P , 4.364% ....... United States 793,149 793,149
Total Management Investment Companies (Cost $ 793,149 ) .....................
793,149

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Small Cap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 240
.
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 9.6%
Money Market Funds 9.6%
c,d
Putnam Cash Collateral Pool, LLC , 4.402% ................ United States 10,563,455 $ 10,563,455
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 10,563,455 ) .........................................................
10,563,455
Total Short Term Investments (Cost $ 11,356,604 ) ..............................
11,356,604
a
Total Investments (Cost $ 119,042,150 ) 109.5% ................................
$120,445,060
Other Assets, less Liabilities (9.5) % .........................................
(10,452,177)
Net Assets 100.0% .........................................................
$109,992,883
a a a
a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2025.
c
See Note 3 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Putnam Variable Trust
Schedule of Investments (unaudited), September 30, 2025
Putnam VT Sustainable Future Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.1%
Beverages 1.7%
Keurig Dr Pepper, Inc. ................................ United States 13,089 $ 333,900
a
Vita Coco Co., Inc. (The) .............................. United States 4,800 203,856
537,756
Biotechnology 5.2%
a
Alnylam Pharmaceuticals, Inc. .......................... United States 1,616 736,896
a
Argenx SE , ADR .................................... Netherlands 293 216,105
a
Ascendis Pharma A/S , ADR ........................... Denmark 1,534 304,974
a
Merus NV ......................................... Netherlands 1,751 164,857
Regeneron Pharmaceuticals, Inc. ....................... United States 412 231,655
1,654,487
Capital Markets 3.8%
a
Coinbase Global, Inc. , A .............................. United States 786 265,267
KKR & Co., Inc. ..................................... United States 3,265 424,287
TPG, Inc. , A ....................................... United States 9,437 542,156
1,231,710
Chemicals 1.3%
Novonesis Novozymes , B ............................. Denmark 6,604 406,437
Commercial Services & Supplies 1.6%
a
Casella Waste Systems, Inc. , A ......................... United States 1,383 131,219
Republic Services, Inc. , A ............................. United States 1,627 373,364
504,583
Construction & Engineering 3.2%
Badger Infrastructure Solutions Ltd. ...................... Canada 6,821 300,836
Quanta Services, Inc. ................................ United States 1,763 730,622
1,031,458
Consumer Finance 1.3%
Capital One Financial Corp. ........................... United States 1,871 397,737
Consumer Staples Distribution & Retail 1.0%
a
Sprouts Farmers Market, Inc. .......................... United States 2,894 314,867
Containers & Packaging 0.7%
International Paper Co. ............................... United States 4,493 208,475
Diversified Consumer Services 2.1%
a
Bright Horizons Family Solutions, Inc. .................... United States 3,954 429,286
a
Duolingo, Inc. , A .................................... United States 731 235,265
664,551
Electric Utilities 3.2%
Constellation Energy Corp. ............................ United States 1,276 419,893
NextEra Energy, Inc. ................................. United States 1,849 139,581
NRG Energy, Inc. ................................... United States 2,820 456,699
1,016,173
Electrical Equipment 4.2%
GE Vernova, Inc. .................................... United States 648 398,455
Vertiv Holdings Co. , A ................................ United States 5,940 896,108
1,294,563
Electronic Equipment, Instruments & Components 1.4%
a
Trimble, Inc. ....................................... United States 5,434 443,686

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Sustainable Future Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Entertainment 1.9%
a
ROBLOX Corp. , A ................................... United States 4,411 $ 611,012
Financial Services 3.3%
HA Sustainable Infrastructure Capital, Inc. ................. United States 10,160 311,912
Mastercard, Inc. , A .................................. United States 701 398,736
a
Toast, Inc. , A ....................................... United States 8,246 301,062
1,011,710
Health Care Equipment & Supplies 7.0%
a
Dexcom, Inc. ....................................... United States 7,872 529,707
a
Edwards Lifesciences Corp. ........................... United States 4,123 320,646
a
IDEXX Laboratories, Inc. .............................. United States 917 585,862
a
Penumbra, Inc. ..................................... United States 1,550 392,646
ResMed, Inc. ...................................... United States 1,401 383,496
2,212,357
Health Care Technology 1.3%
a
Veeva Systems, Inc. , A ............................... United States 1,361 405,456
Hotels, Restaurants & Leisure 10.1%
a
Black Rock Coffee Bar, Inc. , A .......................... United States 22,364 533,605
a
Cava Group, Inc. .................................... United States 6,016 363,427
a
Chipotle Mexican Grill, Inc. , A .......................... United States 7,289 285,656
a
First Watch Restaurant Group, Inc. ...................... United States 22,810 356,748
Hilton Worldwide Holdings, Inc. ......................... United States 3,056 792,849
a
Life Time Group Holdings, Inc. ......................... United States 12,200 336,720
a
Viking Holdings Ltd. ................................. United States 8,269 514,001
3,183,006
Household Durables 1.0%
DR Horton, Inc. ..................................... United States 1,810 306,741
Independent Power and Renewable Electricity Producers 2.5%
Vistra Corp. ........................................ United States 4,019 787,403
Interactive Media & Services 1.4%
a
Pinterest, Inc. , A .................................... United States 13,874 446,327
IT Services 0.8%
Accenture plc , A .................................... Ireland 1,014 250,053
Leisure Products 1.1%
Hasbro, Inc. ....................................... United States 4,512 342,235
Life Sciences Tools & Services 3.4%
a
ICON plc .......................................... United States 1,731 302,925
a
Mettler-Toledo International, Inc. ........................ United States 281 344,958
Thermo Fisher Scientific, Inc. .......................... United States 839 406,932
1,054,815
Machinery 3.2%
Federal Signal Corp. ................................. United States 3,828 455,494
Xylem, Inc. ........................................ United States 3,805 561,238
1,016,732
Media 0.6%
a
Trade Desk, Inc. (The) , A .............................. United States 3,892 190,747
Professional Services 3.3%
a
Planet Labs PBC ................................... United States 26,037 337,960

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Sustainable Future Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services (continued)
Verisk Analytics, Inc. , A ............................... United States 2,712 $ 682,095
1,020,055
Real Estate Management & Development 1.1%
FirstService Corp. ................................... Canada 1,764 336,024
Semiconductors & Semiconductor Equipment 5.5%
ASML Holding NV , ADR .............................. Netherlands 516 499,534
Broadcom, Inc. ..................................... United States 1,773 584,930
a
First Solar, Inc. ..................................... United States 973 214,576
Marvell Technology, Inc. .............................. United States 4,917 413,372
1,712,412
Software 12.1%
a
AppLovin Corp. , A ................................... United States 384 275,919
a
Cadence Design Systems, Inc. ......................... United States 874 307,001
Clear Secure, Inc. , A ................................. United States 4,176 139,395
a
Crowdstrike Holdings, Inc. , A ........................... United States 282 138,287
a
Datadog, Inc. , A .................................... United States 5,267 750,021
a
Gitlab, Inc. , A ...................................... United States 6,811 307,040
a
Guidewire Software, Inc. .............................. United States 1,574 361,800
a
HubSpot, Inc. ...................................... United States 1,298 607,204
Roper Technologies, Inc. .............................. United States 589 293,728
a
ServiceNow, Inc. .................................... United States 493 453,698
a
ServiceTitan, Inc. , A ................................. United States 1,759 177,360
3,811,453
Specialty Retail 3.1%
a
Aritzia, Inc. ........................................ Canada 8,963 542,147
a
Ulta Beauty, Inc. .................................... United States 781 427,012
969,159
Technology Hardware, Storage & Peripherals 2.6%
a
Pure Storage, Inc. , A ................................. United States 3,640 305,068
Seagate Technology Holdings plc ....................... United States 2,073 489,352
794,420
Textiles, Apparel & Luxury Goods 2.1%
a
Birkenstock Holding plc ............................... Germany 8,489 384,127
a
On Holding AG , A ................................... Switzerland 6,729 284,973
669,100
Total Common Stocks (Cost $ 23,851,495 ) ....................................
30,837,700

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Sustainable Future Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2025, the Fund had the following forward exchange contracts outstanding.
Short Term Investments 1.9%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 1.9%
b,c
Putnam Short Term Investment Fund , Class P , 4.364% ....... United States 602,601 $ 602,601
Total Management Investment Companies (Cost $ 602,601 ) .....................
602,601
Total Short Term Investments (Cost $ 602,601 ) ................................
602,601
a
Total Investments (Cost $ 24,454,096 ) 100.0% .................................
$31,440,301
Other Assets, less Liabilities (0.0) %
†
.........................................
(15,728)
Net Assets 100.0% .........................................................
$31,424,573
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Canadian Dollar .... BOFA Sell 20,300 14,889 10/15/25 $ 293 $ —
Canadian Dollar .... BZWS Sell 90,100 66,086 10/15/25 1,302 —
Canadian Dollar .... CITI Sell 284,800 208,889 10/15/25 4,111 —
Canadian Dollar .... GSCO Buy 107,800 79,067 10/15/25 — (1,556)
Canadian Dollar .... GSCO Sell 142,500 103,231 10/15/25 771 —
Canadian Dollar .... HSBK Sell 218,500 160,407 10/15/25 3,301 —
Canadian Dollar .... MSCO Sell 545,500 400,164 10/15/25 7,937 —
Canadian Dollar .... TDOM Sell 112,500 81,453 10/15/25 563 —
Canadian Dollar .... UBSW Sell 311,800 228,890 10/15/25 4,699 —
Canadian Dollar .... WPAC Sell 81,500 59,830 10/15/25 1,229 —
British Pound ...... BOFA Sell 16,100 21,821 12/17/25 166 —
British Pound ...... BZWS Sell 26,600 36,052 12/17/25 275 —
British Pound ...... CITI Sell 117,300 158,985 12/17/25 1,213 —
British Pound ...... GSCO Sell 75,700 102,601 12/17/25 782 —
British Pound ...... HSBK Sell 26,200 35,511 12/17/25 271 —
British Pound ...... MSCO Buy 82,100 111,332 12/17/25 — (905)
British Pound ...... SSBT Sell 210,600 285,584 12/17/25 2,321 —
British Pound ...... TDOM Buy 107,300 145,197 12/17/25 — (875)
Danish Krone ...... BOFA Sell 595,300 94,139 12/17/25 19 —
Danish Krone ...... CITI Buy 536,500 84,745 12/17/25 78 —
Danish Krone ...... CITI Sell 2,336,700 369,482 12/17/25 36 —
Danish Krone ...... HSBK Sell 292,000 46,168 12/17/25 1 —
Danish Krone ...... JPHQ Sell 536,700 84,857 12/17/25 2 —
Danish Krone ...... MSCO Sell 1,081,400 170,954 12/17/25 — (21)
Danish Krone ...... UBSW Sell 26,700 4,221 12/17/25 — —
Euro ............. BOFA Sell 28,600 33,728 12/17/25 — —
Euro ............. BZWS Sell 44,000 51,889 12/17/25 — —
Euro ............. CITI Sell 98,000 115,574 12/17/25 2 —
Euro ............. GSCO Sell 118,700 139,786 12/17/25 — (197)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Sustainable Future Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See A bbreviations on page 240 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. HSBK Sell 121,100 142,814 12/17/25 $ 1 $ —
Euro ............. JPHQ Sell 136,100 160,492 12/17/25 — (11)
Euro ............. MSCO Sell 76,200 89,844 12/17/25 — (19)
Euro ............. SSBT Sell 179,400 211,523 12/17/25 — (43)
Euro ............. TDOM Sell 94,000 110,834 12/17/25 — (21)
Swiss Franc ....... BZWS Buy 64,600 81,954 12/17/25 — (50)
Swiss Franc ....... JPHQ Sell 58,300 73,962 12/17/25 46 —
Swiss Franc ....... MSCO Sell 137,600 174,753 12/17/25 296 —
Swiss Franc ....... WPAC Sell 138,500 175,841 12/17/25 242 —
Total Forward Exchange Contracts ................................................... $29,957 $(3,698)
Net unrealized appreciation (depreciation) ............................................ $26,259
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Variable Trust
Schedule of Investments (unaudited), September 30, 2025
Putnam VT Sustainable Leaders Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.1%
Automobiles 0.8%
a
Tesla, Inc. ......................................... United States 16,600 $ 7,382,352
Banks 4.6%
Bank of America Corp. ............................... United States 263,904 13,614,807
JPMorgan Chase & Co. ............................... United States 91,100 28,735,673
42,350,480
Beverages 1.0%
Keurig Dr Pepper, Inc. ................................ United States 361,690 9,226,712
Biotechnology 2.4%
AbbVie, Inc. ....................................... United States 65,100 15,073,254
Regeneron Pharmaceuticals, Inc. ....................... United States 12,700 7,140,829
22,214,083
Broadline Retail 5.6%
a
Amazon.com, Inc. ................................... United States 239,800 52,652,886
Capital Markets 2.7%
KKR & Co., Inc. ..................................... United States 110,200 14,320,490
TPG, Inc. , A ....................................... United States 197,458 11,343,962
25,664,452
Chemicals 2.6%
Linde plc .......................................... United States 28,400 13,490,000
Novonesis Novozymes , B ............................. Denmark 172,129 10,593,513
24,083,513
Commercial Services & Supplies 1.1%
Republic Services, Inc. , A ............................. United States 44,900 10,303,652
Construction Materials 1.1%
CRH plc .......................................... United States 85,400 10,239,460
Consumer Finance 1.8%
Capital One Financial Corp. ........................... United States 80,400 17,091,432
Consumer Staples Distribution & Retail 2.4%
Costco Wholesale Corp. .............................. United States 8,200 7,590,166
Walmart, Inc. ...................................... United States 146,300 15,077,678
22,667,844
Containers & Packaging 1.0%
Ball Corp. ......................................... United States 184,700 9,312,574
Electric Utilities 2.8%
Constellation Energy Corp. ............................ United States 41,200 13,557,684
NextEra Energy, Inc. ................................. United States 160,100 12,085,949
25,643,633
Entertainment 1.3%
Walt Disney Co. (The) ................................ United States 105,300 12,056,850
Financial Services 1.9%
Mastercard, Inc. , A .................................. United States 31,300 17,803,753
Food Products 1.2%
Danone SA ........................................ France 131,425 11,451,490

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Sustainable Leaders Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Ground Transportation 1.0%
Canadian Pacific Kansas City Ltd. ....................... Canada 122,100 $ 9,093,673
Health Care Equipment & Supplies 1.7%
Becton Dickinson & Co. ............................... United States 25,100 4,697,967
a
Boston Scientific Corp. ............................... United States 113,000 11,032,190
15,730,157
Hotels, Restaurants & Leisure 2.3%
a
Chipotle Mexican Grill, Inc. , A .......................... United States 194,800 7,634,212
Hilton Worldwide Holdings, Inc. ......................... United States 55,199 14,320,829
21,955,041
Household Durables 1.2%
DR Horton, Inc. ..................................... United States 63,500 10,761,345
Independent Power and Renewable Electricity Producers 0.6%
Vistra Corp. ........................................ United States 30,600 5,995,152
Industrial REITs 0.8%
Prologis, Inc. ....................................... United States 61,100 6,997,172
Interactive Media & Services 4.8%
Alphabet, Inc. , A .................................... United States 186,000 45,216,600
IT Services 0.8%
Accenture plc , A .................................... Ireland 32,000 7,891,200
Life Sciences Tools & Services 2.4%
a
Mettler-Toledo International, Inc. ........................ United States 7,100 8,716,031
Thermo Fisher Scientific, Inc. .......................... United States 28,700 13,920,074
22,636,105
Machinery 3.2%
Fortive Corp. ....................................... United States 171,800 8,416,482
Ingersoll Rand, Inc. .................................. United States 159,100 13,144,842
Otis Worldwide Corp. ................................ United States 94,000 8,594,420
30,155,744
Office REITs 0.7%
BXP, Inc. .......................................... United States 91,700 6,816,978
Personal Care Products 1.4%
Unilever plc ........................................ United Kingdom 223,265 13,261,146
Pharmaceuticals 4.3%
AstraZeneca plc .................................... United Kingdom 56,538 8,661,684
Eli Lilly & Co. ...................................... United States 31,400 23,958,200
GSK plc .......................................... United States 323,683 6,950,115
39,569,999
Real Estate Management & Development 0.7%
FirstService Corp. ................................... Canada 33,100 6,305,219
Semiconductors & Semiconductor Equipment 14.4%
ASML Holding NV , ADR .............................. Netherlands 13,700 13,262,833
Broadcom, Inc. ..................................... United States 132,000 43,548,120
Marvell Technology, Inc. .............................. United States 146,400 12,307,848
NVIDIA Corp. ...................................... United States 350,700 65,433,606
134,552,407

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Sustainable Leaders Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 12.8%
a
Cadence Design Systems, Inc. ......................... United States 24,500 $ 8,605,870
Microsoft Corp. ..................................... United States 161,000 83,389,950
Roper Technologies, Inc. .............................. United States 31,100 15,509,259
a
ServiceNow, Inc. .................................... United States 13,000 11,963,640
119,468,719
Specialty Retail 1.7%
Home Depot, Inc. (The) ............................... United States 40,000 16,207,600
Technology Hardware, Storage & Peripherals 9.4%
Apple, Inc. ........................................ United States 296,488 75,494,739
Seagate Technology Holdings plc ....................... United States 51,200 12,086,272
87,581,011
Textiles, Apparel & Luxury Goods 0.6%
a
On Holding AG , A ................................... Switzerland 126,100 5,340,335
Total Common Stocks (Cost $ 519,163,154 ) ...................................
925,680,769
Principal
Amount
*
U.S. Government and Agency Securities 0.0%
†
b
U.S. Treasury Notes , 1.625%, 5/15/31 .................... United States 186,000 165,660
Total U.S. Government and Agency Securities (Cost $ 165,660 ) ..................
165,660
Total Long Term Investments (Cost $ 519,328,814 ) .............................
925,846,429
a
Short Term Investments 0.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.6%
c
U.S. Treasury Bills ,
2.01%, 10/02/25 ................................... United States 2,300,000 2,299,744
3.92%, 11/06/25 ................................... United States 2,500,000 2,489,956
3.86%, 12/04/25 ................................... United States 100,000 99,308
4,889,008
Total U.S. Government and Agency Securities (Cost $ 4,888,697 ) ................
4,889,008
Shares
Management Investment Companies 0.3%
d,e
Putnam Short Term Investment Fund , Class P , 4.364% ....... United States 3,053,551 3,053,551
Total Management Investment Companies (Cost $ 3,053,551 ) ...................
3,053,551
Total Short Term Investments (Cost $ 7,942,248 ) ...............................
7,942,559
a
Total Investments (Cost $ 527,271,062 ) 100.0% ................................
$933,788,988
Other Assets, less Liabilities 0.0%
†
..........................................
2,874
Net Assets 100.0% .........................................................
$933,791,862
a a a

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Sustainable Leaders Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2025 , the Fund had the following forward exchange contracts outstanding.
See A bbreviations on page 240 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
c
The rate shown represents the yield at period end.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Canadian Dollar .... JPHQ Sell 7,187,200 5,275,973 10/15/25 $ 108,219 $ —
Canadian Dollar .... MSCO Sell 3,096,400 2,240,117 10/15/25 13,738 —
Canadian Dollar .... SSBT Sell 4,242,900 3,114,670 10/15/25 63,933 —
Canadian Dollar .... TDOM Sell 6,415,400 4,709,467 10/15/25 96,654 —
British Pound ...... BOFA Sell 7,507,600 10,175,576 12/17/25 77,643 —
British Pound ...... BZWS Sell 1,757,000 2,381,356 12/17/25 18,142 —
British Pound ...... CITI Sell 2,370,200 3,212,497 12/17/25 24,511 —
British Pound ...... GSCO Buy 1,935,400 2,623,173 12/17/25 — (20,006)
British Pound ...... HSBK Sell 1,942,500 2,632,797 12/17/25 20,080 —
British Pound ...... MSCO Buy 2,114,600 2,867,518 12/17/25 — (23,322)
British Pound ...... SSBT Buy 1,820,400 2,458,458 12/17/25 — (9,969)
British Pound ...... SSBT Sell 14,931,400 20,247,740 12/17/25 164,588 —
British Pound ...... TDOM Buy 2,840,800 3,844,124 12/17/25 — (23,168)
British Pound ...... UBSW Sell 27,400 37,156 12/17/25 302 —
British Pound ...... WPAC Sell 1,613,200 2,187,580 12/17/25 17,781 —
Danish Krone ...... BOFA Sell 18,850,500 2,980,971 12/17/25 596 —
Danish Krone ...... HSBK Sell 32,282,500 5,104,138 12/17/25 84 —
Danish Krone ...... MSCO Sell 23,650,700 3,738,847 12/17/25 — (468)
Euro ............. BOFA Buy 1,779,900 2,099,054 12/17/25 — (17)
Euro ............. BZWS Buy 1,302,600 1,536,152 12/17/25 4 —
Euro ............. CITI Sell 2,915,100 3,437,840 12/17/25 62 —
Euro ............. GSCO Sell 2,215,100 2,623,170 12/17/25 10,902 —
Euro ............. HSBK Sell 2,288,700 2,699,087 12/17/25 23 —
Euro ............. JPHQ Sell 2,208,700 2,604,543 12/17/25 — (177)
Euro ............. MSCO Sell 7,124,400 8,400,045 12/17/25 — (1,761)
Euro ............. SSBT Sell 119,300 140,662 12/17/25 — (29)
Euro ............. UBSW Sell 4,043,800 4,767,802 12/17/25 — (1,052)
Euro ............. WPAC Sell 939,700 1,107,826 12/17/25 — (362)
Swiss Franc ....... SSBT Sell 2,096,100 2,662,025 12/17/25 4,466 —
Swiss Franc ....... WPAC Sell 1,746,100 2,216,862 12/17/25 3,053 —
Total Forward Exchange Contracts ................................................... $624,781 $(80,331)
Net unrealized appreciation (depreciation) ............................................ $544,450
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Variable Trust

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Putnam Variable Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty separate funds, nineteen of which are included in this report (Funds).
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. Shares of the Funds are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
September 30, 2025, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam VT Core Equity Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.364% ...... $78,709 $19,184,269 $(17,828,321) $— $— $1,434,657 1,434,657 $45,353
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.402% ............. $1,652,595 $39,156,867 $(36,579,522) $— $— $4,229,940 4,229,940 $68,539
Total Affiliated Securities ... $1,731,304 $58,341,136 $(54,407,843) $— $— $5,664,597 $113,892
2. Financial Instrument Valuation
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Putnam VT Diversified Income Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.364% ...... $30,062,336 $16,503,480 $(25,649,978) $— $— $20,915,838 20,915,838 $827,321
Total Affiliated Securities ... $30,062,336 $16,503,480 $(25,649,978) $— $— $20,915,838 $827,321
Putnam VT Emerging Markets Equity Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.364% ...... $937,774 $6,877,334 $(6,703,511) $— $— $1,111,597 1,111,597 $22,299
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.402% ............. $296,925 $9,301,512 $(9,353,887) $— $— $244,550 244,550 $16,207
Total Affiliated Securities ... $1,234,699 $16,178,846 $(16,057,398) $— $— $1,356,147 $38,506
Putnam VT Focused International Equity Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.364% ...... $14,678,980 $30,342,541 $(40,583,487) $— $— $4,438,034 4,438,034 $261,822
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.402% ............. $1,542,236 $14,280,318 $(15,822,554) $— $— $— — $73,122
Total Affiliated Securities ... $16,221,216 $44,622,859 $(56,406,041) $— $— $4,438,034 $334,944
Putnam VT George Putnam Balanced Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.364% ...... $11,961,050 $61,472,151 $(59,014,237) $— $— $14,418,964 14,418,964 $484,391
3. Investments in Affiliated Management Investment Companies
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Putnam VT George Putnam Balanced Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.402% ............. $2,820,250 $11,078,028 $(13,898,278) $— $— $— — $28,990
Total Affiliated Securities ... $14,781,300 $72,550,179 $(72,912,515) $— $— $14,418,964 $513,381
Putnam VT Global Asset Allocation Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.364% ...... $12,768,794 $17,676,470 $(21,751,598) $— $— $8,693,666 8,693,666 $363,558
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.402% ............. $— $112,175 $(112,175) $— $— $— — $14
Total Affiliated Securities ... $12,768,794 $17,788,645 $(21,863,773) $— $— $8,693,666 $363,572
Putnam VT Global Health Care Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.364% ...... $4,794,115 $38,762,996 $(41,364,566) $— $— $2,192,545 2,192,545 $120,173
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.402% ............. $653,250 $8,015,868 $(8,669,118) $— $— $— — $9,305
Total Affiliated Securities ... $5,447,365 $46,778,864 $(50,033,684) $— $— $2,192,545 $129,478
Putnam VT High Yield Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.364% ...... $4,598,400 $46,659,109 $(46,516,828) $— $— $4,740,681 4,740,681 $184,995
Total Affiliated Securities ... $4,598,400 $46,659,109 $(46,516,828) $— $— $4,740,681 $184,995
3. Investments in Affiliated Management Investment Companies
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Putnam VT Income Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.364% ...... $14,594,739 $31,084,411 $(36,924,151) $— $— $8,754,999 8,754,999 $451,677
Total Affiliated Securities ... $14,594,739 $31,084,411 $(36,924,151) $— $— $8,754,999 $451,677
Putnam VT International Equity Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.364% ...... $5,187,560 $76,844,490 $(77,848,210) $— $— $4,183,840 4,183,840 $170,346
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.402% ............. $915,345 $9,856,746 $(10,772,091) $— $— $— — $23,590
Total Affiliated Securities ... $6,102,905 $86,701,236 $(88,620,301) $— $— $4,183,840 $193,936
Putnam VT International Value Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.364% ...... $5,697,734 $85,607,942 $(79,283,840) $— $— $12,021,836 12,021,836 $263,038
Total Affiliated Securities ... $5,697,734 $85,607,942 $(79,283,840) $— $— $12,021,836 $263,038
Putnam VT Large Cap Growth Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.364% ...... $12,377,369 $179,170,786 $(181,755,748) $— $— $9,792,407 9,792,407 $485,149
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.402% ............. $— $85,466,841 $(75,444,111) $— $— $10,022,730 10,022,730 $131,876
Total Affiliated Securities ... $12,377,369 $264,637,627 $(257,199,859) $— $— $19,815,137 $617,025
3. Investments in Affiliated Management Investment Companies
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Putnam VT Large Cap Value Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.364% ...... $70,849,030 $187,627,895 $(201,914,036) $— $— $56,562,889 56,562,889 $1,667,599
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.402% ............. $2,775,825 $230,353,106 $(195,682,181) $— $— $37,446,750 37,446,750 $225,459
Total Affiliated Securities ... $73,624,855 $417,981,001 $(397,596,217) $— $— $94,009,639 $1,893,058
Putnam VT Mortgage Securities Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.364% ...... $2,732,792 $12,277,097 $(11,026,274) $— $— $3,983,615 3,983,615 $66,731
Total Affiliated Securities ... $2,732,792 $12,277,097 $(11,026,274) $— $— $3,983,615 $66,731
Putnam VT Research Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.364% ...... $2,753,082 $17,821,602 $(19,012,516) $— $— $1,562,168 1,562,168 $85,495
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.402% ............. $1,389,335 $5,990,641 $(6,692,201) $— $— $687,775 687,775 $10,954
Total Affiliated Securities ... $4,142,417 $23,812,243 $(25,704,717) $— $— $2,249,943 $96,449
Putnam VT Small Cap Growth Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.364% ...... $314,756 $6,268,528 $(5,802,356) $— $— $780,928 780,928 $19,113
3. Investments in Affiliated Management Investment Companies
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Putnam VT Small Cap Growth Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.402% ............. $356,305 $8,910,880 $(7,607,210) $— $— $1,659,975 1,659,975 $19,576
Total Affiliated Securities ... $671,061 $15,179,408 $(13,409,566) $— $— $2,440,903 $38,689
Putnam VT Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.364% ...... $220,452 $19,495,009 $(18,922,312) $— $— $793,149 793,149 $20,206
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.402% ............. $4,405,130 $58,031,107 $(51,872,782) $— $— $10,563,455 10,563,455 $182,987
Total Affiliated Securities ... $4,625,582 $77,526,116 $(70,795,094) $— $— $11,356,604 $203,193
Putnam VT Sustainable Future Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.364% ...... $875,294 $5,609,477 $(5,882,170) $— $— $602,601 602,601 $23,454
Total Affiliated Securities ... $875,294 $5,609,477 $(5,882,170) $— $— $602,601 $23,454
Putnam VT Sustainable Leaders Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.364% ...... $16,840,271 $104,258,571 $(118,045,291) $— $— $3,053,551 3,053,551 $458,619
Total Affiliated Securities ... $16,840,271 $104,258,571 $(118,045,291) $— $— $3,053,551 $458,619
3. Investments in Affiliated Management Investment Companies
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2025, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam VT Core Equity Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 2,509,330 $ — $ — $ 2,509,330
Air Freight & Logistics ................... 585,988 — — 585,988
Automobiles .......................... 4,338,706 — — 4,338,706
Banks ............................... 9,272,732 — — 9,272,732
Beverages ........................... 2,917,439 — — 2,917,439
Biotechnology ......................... 3,040,815 — — 3,040,815
Broadline Retail ....................... 6,971,111 — — 6,971,111
Building Products ...................... 234,541 — — 234,541
Capital Markets ........................ 11,002,140 — — 11,002,140
Chemicals ........................... 894,093 — — 894,093
Commercial Services & Supplies ........... 328,416 — — 328,416
Communications Equipment .............. 1,911,655 — — 1,911,655
Consumer Staples Distribution & Retail ...... 4,300,218 — — 4,300,218
Containers & Packaging ................. 392,542 — — 392,542
Distributors ........................... 86,153 — — 86,153
Diversified Consumer Services ............ 632,293 — — 632,293
Diversified REITs ...................... 361,709 — — 361,709
Diversified Telecommunication Services ..... 1,338,294 — — 1,338,294
Electric Utilities ........................ 4,297,815 — — 4,297,815
Entertainment ......................... 2,350,751 731,597 — 3,082,348
Financial Services ...................... 8,922,646 — — 8,922,646
Food Products ........................ 257,007 — — 257,007
Ground Transportation .................. 1,731,410 — — 1,731,410
Health Care Equipment & Supplies ......... 872,060 — — 872,060
Health Care Providers & Services .......... 5,067,624 — — 5,067,624
Hotels, Restaurants & Leisure ............. 3,419,843 — — 3,419,843
Household Durables .................... 1,377,852 — — 1,377,852
Household Products .................... 1,305,257 — — 1,305,257
Industrial Conglomerates ................ 855,472 — — 855,472
Insurance ............................ 1,696,850 — — 1,696,850
Interactive Media & Services .............. 13,471,438 — — 13,471,438
IT Services ........................... 1,818,973 — — 1,818,973
Life Sciences Tools & Services ............ 962,017 — — 962,017
Machinery ............................ 2,302,719 — — 2,302,719
Media ............................... 949,588 — — 949,588
Metals & Mining ....................... 1,442,563 — — 1,442,563
Mortgage Real Estate Investment Trusts
(REITs) ............................ 445,801 — — 445,801
Office REITs .......................... 353,743 — — 353,743
Oil, Gas & Consumable Fuels ............. 3,833,041 — — 3,833,041
Passenger Airlines ..................... 1,191,775 — — 1,191,775
4. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam VT Core Equity Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Personal Care Products ................. $ 66,933 $ — $ — $ 66,933
Pharmaceuticals ....................... 5,118,124 — — 5,118,124
Real Estate Management & Development .... 2,152,054 — — 2,152,054
Semiconductors & Semiconductor Equipment . 21,223,893 — — 21,223,893
Software ............................. 15,938,508 — — 15,938,508
Specialized REITs ...................... 1,139,661 — — 1,139,661
Specialty Retail ........................ 2,946,750 — — 2,946,750
Technology Hardware, Storage & Peripherals . 10,551,103 — — 10,551,103
Textiles, Apparel & Luxury Goods .......... 146,258 — — 146,258
Trading Companies & Distributors .......... 1,020,532 — — 1,020,532
Management Investment Companies ......... 2,822,268 — — 2,822,268
Short Term Investments ................... 1,434,657 4,527,864 — 5,962,521
Total Investments in Securities ........... $174,605,161 $5,259,461
a
$— $179,864,622
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $59,611 $— $59,611
Total Other Financial Instruments ......... $— $59,611 $— $59,611
Putnam VT Diversified Income Fund
Assets:
Investments in Securities:
Convertible Bonds ....................... — 3,156,033 — 3,156,033
Corporate Bonds ........................ — 29,394,804 — 29,394,804
Senior Floating Rate Interests ............... — 5,907,973 — 5,907,973
Foreign Government and Agency Securities .... — 10,472,806 — 10,472,806
U.S. Government and Agency Securities ....... — 124,830 — 124,830
Asset-Backed Securities ................... — 1,790,851 — 1,790,851
Commercial Mortgage-Backed Securities ...... — 8,611,960 — 8,611,960
Mortgage-Backed Securities ................ — 21,937,709 — 21,937,709
Residential Mortgage-Backed Securities ....... — 8,519,579 — 8,519,579
Agency Commercial Mortgage-Backed Securities — 10,082,711 — 10,082,711
Short Term Investments ................... 20,915,838 996,002 — 21,911,840
Total Investments in Securities ........... $20,915,838 $100,995,258 $— $121,911,096
Other Financial Instruments:
Forward Exchange Contracts ............... $— $64,527 $— $64,527
Forward Premium Swap Option Contracts ..... — 677,867 — 677,867
Futures Contracts ....................... 6,458 — — 6,458
Swap Contracts ......................... — 1,176,625 — 1,176,625
Total Other Financial Instruments ......... $6,458 $1,919,019 $— $1,925,477
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 4,958,402 $ — $ 4,958,402
Forward Exchange Contracts ............... — 16,893 — 16,893
Forward Premium Swap Option Contracts ...... — 587,876 — 587,876
Futures Contracts ........................ 11,530 — — 11,530
Swap Contracts ......................... — 627,795 — 627,795
Total Other Financial Instruments ......... $11,530 $6,190,966 $— $6,202,496
4. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam VT Emerging Markets Equity Fund
Assets:
Investments in Securities:
Common Stocks :
Automobiles .......................... $ — $ 494,050 $ — $ 494,050
Banks ............................... 316,729 4,048,472 — 4,365,201
Broadline Retail ....................... 462,355 1,335,138 — 1,797,493
Capital Markets ........................ — 327,012 — 327,012
Communications Equipment .............. — 207,487 — 207,487
Construction & Engineering ............... — 227,908 — 227,908
Construction Materials .................. — 278,830 — 278,830
Electric Utilities ........................ — 271,708 — 271,708
Electrical Equipment .................... — 15,094 — 15,094
Electronic Equipment, Instruments &
Components ........................ — 161,885 — 161,885
Financial Services ...................... — 154,041 — 154,041
Health Care Providers & Services .......... — 321,163 — 321,163
Hotels, Restaurants & Leisure ............. 83,117 479,478 — 562,595
Household Durables .................... — 235,557 — 235,557
Household Products .................... 63,242 — — 63,242
Independent Power and Renewable Electricity
Producers .......................... — 420,431 — 420,431
Industrial Conglomerates ................ — 220,708 — 220,708
Insurance ............................ — 509,823 — 509,823
Interactive Media & Services .............. — 3,064,520 — 3,064,520
IT Services ........................... — 77,399 — 77,399
Life Sciences Tools & Services ............ — 209,306 — 209,306
Machinery ............................ — 165,718 — 165,718
Metals & Mining ....................... — 745,582 — 745,582
Oil, Gas & Consumable Fuels ............. — 514,929 — 514,929
Personal Care Products ................. — 146,318 — 146,318
Real Estate Management & Development .... 298,412 — — 298,412
Semiconductors & Semiconductor Equipment . — 4,322,939 — 4,322,939
Specialty Retail ........................ 119,384 — — 119,384
Technology Hardware, Storage & Peripherals . — 1,705,706 — 1,705,706
Transportation Infrastructure .............. — 357,728 — 357,728
Water Utilities ......................... 365,052 — — 365,052
Wireless Telecommunication Services ....... 899,511 898,854 — 1,798,365
Management Investment Companies ......... 990,051 — — 990,051
Preferred Stocks ......................... 492,573 — — 492,573
Short Term Investments ................... 1,111,597 244,550 — 1,356,147
Total Investments in Securities ........... $5,202,023 $22,162,334
b
$— $27,364,357
Putnam VT Focused International Equity Fund
Assets:
Investments in Securities:
Common Stocks :
Banks ............................... — 17,110,592 — 17,110,592
Broadline Retail ....................... — 11,775,916 — 11,775,916
Capital Markets ........................ 3,990,821 4,106,802 — 8,097,623
Diversified Telecommunication Services ..... 9,772,512 — — 9,772,512
Entertainment ......................... — 10,070,490 — 10,070,490
Financial Services ...................... — 4,502,886 — 4,502,886
Food Products ........................ 3,111,262 — — 3,111,262
Health Care Equipment & Supplies ......... — 3,232,975 — 3,232,975
Health Care Technology ................. — 3,305,653 — 3,305,653
Household Durables .................... — 11,565,150 — 11,565,150
Industrial Conglomerates ................ — 4,119,825 — 4,119,825
4. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam VT Focused International Equity Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Insurance ............................ $ 220,685 $ 3,939,001 $ — $ 4,159,686
Interactive Media & Services .............. 6,977,464 4,280,061 — 11,257,525
IT Services ........................... — 2,460,241 — 2,460,241
Oil, Gas & Consumable Fuels ............. 6,905,382 3,087,862 — 9,993,244
Passenger Airlines ..................... — 9,346,030 — 9,346,030
Personal Care Products ................. — 2,809,020 — 2,809,020
Pharmaceuticals ....................... — 7,125,265 — 7,125,265
Semiconductors & Semiconductor Equipment . — 26,733,920 — 26,733,920
Software ............................. 4,576,902 — — 4,576,902
Trading Companies & Distributors .......... — 8,420,962 — 8,420,962
Preferred Stocks ......................... — 3,084,444 — 3,084,444
Short Term Investments ................... 4,438,034 — — 4,438,034
Total Investments in Securities ........... $39,993,062 $141,077,095
c
$— $181,070,157
Liabilities:
Other Financial Instruments:
Swap Contracts ......................... $— $162,370 $— $162,370
Total Other Financial Instruments ......... $— $162,370 $— $162,370
Putnam VT George Putnam Balanced Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 2,198,715 928,032 — 3,126,747
Air Freight & Logistics ................... 1,574,032 — — 1,574,032
Automobiles .......................... 5,522,345 — — 5,522,345
Banks ............................... 4,824,058 — — 4,824,058
Beverages ........................... 2,481,648 — — 2,481,648
Biotechnology ......................... 3,491,555 — — 3,491,555
Broadline Retail ....................... 8,539,516 — — 8,539,516
Building Products ...................... 799,192 — — 799,192
Capital Markets ........................ 3,932,181 — — 3,932,181
Chemicals ........................... 2,110,089 — — 2,110,089
Commercial Services & Supplies ........... 1,172,212 — — 1,172,212
Communications Equipment .............. 3,775,621 — — 3,775,621
Construction Materials .................. 1,494,793 — — 1,494,793
Consumer Finance ..................... 1,940,218 — — 1,940,218
Consumer Staples Distribution & Retail ...... 3,997,689 — — 3,997,689
Diversified Telecommunication Services ..... 1,157,303 — — 1,157,303
Electric Utilities ........................ 3,419,891 — — 3,419,891
Electrical Equipment .................... 841,183 — — 841,183
Entertainment ......................... 5,740,966 — — 5,740,966
Financial Services ...................... 8,088,885 — — 8,088,885
Food Products ........................ 387,064 — — 387,064
Ground Transportation .................. 980,463 — — 980,463
Health Care Equipment & Supplies ......... 3,597,472 — — 3,597,472
Health Care Providers & Services .......... 4,352,842 — — 4,352,842
Health Care REITs ..................... 979,770 — — 979,770
Hotels, Restaurants & Leisure ............. 1,352,647 — — 1,352,647
Household Products .................... 1,333,528 — — 1,333,528
Independent Power and Renewable Electricity
Producers .......................... 116,376 — — 116,376
Industrial Conglomerates ................ 1,538,334 — — 1,538,334
Industrial REITs ....................... 826,834 — — 826,834
4. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam VT George Putnam Balanced Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Insurance ............................ $ 5,028,284 $ 630,772 $ — $ 5,659,056
Interactive Media & Services .............. 13,785,634 — — 13,785,634
Life Sciences Tools & Services ............ 3,314,976 — — 3,314,976
Machinery ............................ 2,463,997 — — 2,463,997
Media ............................... 316,096 — — 316,096
Metals & Mining ....................... 230,144 730,807 — 960,951
Multi-Utilities .......................... 1,170,900 — — 1,170,900
Oil, Gas & Consumable Fuels ............. 5,095,983 1,305,784 — 6,401,767
Passenger Airlines ..................... 438,284 — — 438,284
Pharmaceuticals ....................... 4,600,196 — — 4,600,196
Semiconductors & Semiconductor Equipment . 28,360,912 — — 28,360,912
Software ............................. 19,521,184 — — 19,521,184
Specialized REITs ...................... 1,778,768 — — 1,778,768
Specialty Retail ........................ 2,250,385 — — 2,250,385
Technology Hardware, Storage & Peripherals . 12,882,928 — — 12,882,928
Textiles, Apparel & Luxury Goods .......... 669,483 — — 669,483
Tobacco ............................. 1,222,664 — — 1,222,664
Trading Companies & Distributors .......... 1,162,776 — — 1,162,776
Corporate Bonds ........................ — 41,802,706 — 41,802,706
U.S. Government and Agency Securities ....... — 45,470,667 — 45,470,667
Asset-Backed Securities ................... — 92,528 — 92,528
Commercial Mortgage-Backed Securities ...... — 327,700 — 327,700
Mortgage-Backed Securities ................ — 20,875,696 — 20,875,696
Municipal Bonds ......................... — 136,464 — 136,464
Options Purchased ....................... — 3,438 — 3,438
Short Term Investments ................... 14,418,964 — — 14,418,964
Total Investments in Securities ........... $201,279,980 $112,304,594
d
$— $313,584,574
Other Financial Instruments:
Forward Exchange Contracts ............... $— $63,793 $— $63,793
Futures Contracts ....................... 11,454 — — 11,454
Total Other Financial Instruments ......... $11,454 $63,793 $— $75,247
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $16,971 $— $16,971
Total Other Financial Instruments ......... $— $16,971 $— $16,971
Putnam VT Global Asset Allocation Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 1,522,201 304,005 — 1,826,206
Air Freight & Logistics ................... 190,932 — — 190,932
Automobile Components ................. 64,797 74,262 — 139,059
Automobiles .......................... 1,721,511 82,958 — 1,804,469
Banks ............................... 1,865,260 1,658,979 — 3,524,239
Beverages ........................... 386,574 71,224 — 457,798
Biotechnology ......................... 1,754,363 51,836 — 1,806,199
Broadline Retail ....................... 2,727,401 195,732 — 2,923,133
Building Products ...................... 195,667 115,828 — 311,495
Capital Markets ........................ 2,289,731 335,325 — 2,625,056
Chemicals ........................... 951,018 189,610 — 1,140,628
Commercial Services & Supplies ........... 193,504 56,368 — 249,872
Communications Equipment .............. 679,454 53,105 — 732,559
4. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam VT Global Asset Allocation Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Construction & Engineering ............... $ — $ 116,804 $ — $ 116,804
Construction Materials .................. — 157,058 — 157,058
Consumer Finance ..................... 310,466 — — 310,466
Consumer Staples Distribution & Retail ...... 1,136,691 144,330 — 1,281,021
Containers & Packaging ................. 129,901 — — 129,901
Diversified Consumer Services ............ 131,144 — — 131,144
Diversified REITs ...................... 63,719 — — 63,719
Diversified Telecommunication Services ..... 430,432 98,663 — 529,095
Electric Utilities ........................ 1,033,688 150,621 — 1,184,309
Electrical Equipment .................... 1,148,773 330,228 — 1,479,001
Electronic Equipment, Instruments &
Components ........................ 189,031 — — 189,031
Energy Equipment & Services ............. 418,057 — — 418,057
Entertainment ......................... 1,772,342 39,502 — 1,811,844
Financial Services ...................... 2,611,035 183,372 — 2,794,407
Food Products ........................ 311,261 272,251 — 583,512
Gas Utilities .......................... 65,398 53,338 — 118,736
Ground Transportation .................. 1,096,070 — — 1,096,070
Health Care Equipment & Supplies ......... 672,637 243,804 — 916,441
Health Care Providers & Services .......... 466,475 46,846 — 513,321
Health Care REITs ..................... 65,314 — — 65,314
Health Care Technology ................. 642,578 — — 642,578
Hotels, Restaurants & Leisure ............. 924,386 258,723 — 1,183,109
Household Durables .................... 65,741 — — 65,741
Household Products .................... 954,143 60,293 — 1,014,436
Independent Power and Renewable Electricity
Producers .......................... 61,127 20,772 — 81,899
Industrial Conglomerates ................ 126,530 85,266 — 211,796
Insurance ............................ 1,655,444 534,637 — 2,190,081
Interactive Media & Services .............. 5,156,681 99,594 — 5,256,275
IT Services ........................... 336,838 55,687 — 392,525
Leisure Products ....................... 63,942 49,907 — 113,849
Machinery ............................ 616,806 177,315 — 794,121
Marine Transportation ................... 46,199 — — 46,199
Media ............................... 125,327 23,720 — 149,047
Metals & Mining ....................... 128,755 464,183 — 592,938
Mortgage Real Estate Investment Trusts
(REITs) ............................ 57,337 — — 57,337
Multi-Utilities .......................... 197,830 202,908 — 400,738
Oil, Gas & Consumable Fuels ............. 1,235,538 547,329 — 1,782,867
Paper & Forest Products ................. 59,700 — — 59,700
Passenger Airlines ..................... 119,503 211,826 — 331,329
Personal Care Products ................. — 62,537 — 62,537
Pharmaceuticals ....................... 2,377,509 733,066 — 3,110,575
Professional Services ................... 1,096,293 136,252 — 1,232,545
Real Estate Management & Development .... 62,866 — — 62,866
Residential REITs ...................... 373,799 — — 373,799
Retail REITs .......................... 653,218 — — 653,218
Semiconductors & Semiconductor Equipment . 7,862,594 401,229 — 8,263,823
Software ............................. 6,345,953 172,566 — 6,518,519
Specialized REITs ...................... 319,023 — — 319,023
Specialty Retail ........................ 1,368,972 119,919 — 1,488,891
Technology Hardware, Storage & Peripherals . 4,918,803 — — 4,918,803
Textiles, Apparel & Luxury Goods .......... 68,498 237,988 — 306,486
4. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam VT Global Asset Allocation Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Tobacco ............................. $ 629,174 $ 124,173 $ — $ 753,347
Trading Companies & Distributors .......... 36,300 227,084 — 263,384
Transportation Infrastructure .............. — 56,155 — 56,155
Wireless Telecommunication Services ....... — 89,312 — 89,312
Convertible Preferred Stocks ................ 31,670 — — 31,670
Convertible Bonds ....................... — 32,948 — 32,948
Corporate Bonds ........................ — 13,029,323 — 13,029,323
Senior Floating Rate Interests ............... — 362,801 873 363,674
Foreign Government and Agency Securities .... — 298,876 — 298,876
Asset-Backed Securities ................... — 70,447 — 70,447
Commercial Mortgage-Backed Securities ...... — 483,918 — 483,918
Mortgage-Backed Securities ................ — 9,026,188 — 9,026,188
Residential Mortgage-Backed Securities ....... — 724,405 — 724,405
Agency Commercial Mortgage-Backed Securities — 69,487 — 69,487
Short Term Investments ................... 8,693,666 1,987,444 — 10,681,110
Total Investments in Securities ........... $74,007,590 $36,264,327
e
$873 $110,272,790
Other Financial Instruments:
Forward Exchange Contracts ............... $— $8,276 $— $8,276
Futures Contracts ....................... 127,965 — — 127,965
Swap Contracts ......................... — 151,348 — 151,348
Total Other Financial Instruments ......... $127,965 $159,624 $— $287,589
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $— $2,041,934 $— $2,041,934
Forward Exchange Contracts ............... — 11,453 — 11,453
Futures Contracts ........................ 115,183 — — 115,183
Swap Contracts ......................... — 61,233 — 61,233
Total Other Financial Instruments ......... $115,183 $2,114,620 $— $2,229,803
Putnam VT Global Health Care Fund
Assets:
Investments in Securities:
Common Stocks :
Biotechnology ......................... 25,070,073 2,169,263 — 27,239,336
Health Care Equipment & Supplies ......... 19,837,487 1,586,421 — 21,423,908
Health Care Providers & Services .......... 25,369,815 — — 25,369,815
Life Sciences Tools & Services ............ 8,221,658 — — 8,221,658
Pharmaceuticals ....................... 30,869,147 22,399,344 — 53,268,491
Options Purchased ....................... — 67,659 — 67,659
Short Term Investments ................... 2,192,545 — — 2,192,545
Total Investments in Securities ........... $111,560,725 $26,222,687
f
$— $137,783,412
Other Financial Instruments:
Forward Exchange Contracts ............... $— $64,336 $— $64,336
Total Other Financial Instruments ......... $— $64,336 $— $64,336
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $34,895 $— $34,895
Forward Exchange Contracts ............... — 76,853 — 76,853
Total Other Financial Instruments ......... $— $111,748 $— $111,748
4. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam VT High Yield Fund
Assets:
Investments in Securities:
g
Common Stocks ......................... $ 570,421 $ — $ — $ 570,421
Convertible Preferred Stocks ................ 1,372,143 — — 1,372,143
Convertible Bonds ....................... — 2,358,191 — 2,358,191
Corporate Bonds ........................ — 120,300,572 — 120,300,572
Senior Floating Rate Interests ............... — 7,271,000 20,705 7,291,705
Foreign Government and Agency Securities .... — 232,045 — 232,045
Short Term Investments ................... 4,740,681 199,977 — 4,940,658
Total Investments in Securities ........... $6,683,245 $130,361,785 $20,705 $137,065,735
Other Financial Instruments:
Forward Exchange Contracts ............... $— $12,080 $— $12,080
Total Other Financial Instruments ......... $— $12,080 $— $12,080
Putnam VT Income Fund
Assets:
Investments in Securities:
g
Corporate Bonds ........................ — 59,835,644 — 59,835,644
Senior Floating Rate Interests ............... — 1,585,104 — 1,585,104
Foreign Government and Agency Securities .... — 3,768,153 — 3,768,153
Asset-Backed Securities ................... — 16,762,288 — 16,762,288
Commercial Mortgage-Backed Securities ...... — 6,385,396 — 6,385,396
Mortgage-Backed Securities ................ — 36,793,013 — 36,793,013
Residential Mortgage-Backed Securities ....... — 9,827,523 — 9,827,523
Agency Commercial Mortgage-Backed Securities — 4,823,477 — 4,823,477
Short Term Investments ................... 8,754,999 2,186,938 — 10,941,937
Total Investments in Securities ........... $8,754,999 $141,967,536 $— $150,722,535
Other Financial Instruments:
Forward Exchange Contracts ............... $— $663 $— $663
Forward Premium Swap Option Contracts ..... — 50,232 — 50,232
Futures Contracts ....................... 432,769 — — 432,769
Swap Contracts ......................... — 177,603 — 177,603
Total Other Financial Instruments ......... $432,769 $228,498 $— $661,267
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $— $12,319,137 $— $12,319,137
Forward Premium Swap Option Contracts ...... — 198,180 — 198,180
Futures Contracts ........................ 10,552 — — 10,552
Swap Contracts ......................... — 367,940 — 367,940
Total Other Financial Instruments ......... $10,552 $12,885,257 $— $12,895,809
Level 1 Level 2 Level 3 Total
Putnam VT International Equity Fund
Assets:
Investments in Securities:
Common Stocks :
Australia ............................. $ — $ 4,861,254 $ — $ 4,861,254
Austria ............................... — 1,285,601 — 1,285,601
Canada .............................. 2,395,269 — — 2,395,269
China ............................... — 8,640,102 — 8,640,102
Denmark ............................. — 4,142,939 — 4,142,939
France ............................... — 30,058,868 — 30,058,868
Germany ............................. — 13,337,429 — 13,337,429
Greece .............................. — 4,517,615 — 4,517,615
4. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam VT International Equity Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Hong Kong ........................... $ — $ 14,470,693 $ — $ 14,470,693
India ................................ 1,244,880 — — 1,244,880
Indonesia ............................ 1,458,585 — — 1,458,585
Italy ................................. 3,297,045 10,415,401 — 13,712,446
Japan ............................... 251,293 51,777,308 — 52,028,601
Netherlands ........................... — 20,315,447 — 20,315,447
South Korea .......................... — 4,284,669 — 4,284,669
Spain ................................ — 7,907,862 — 7,907,862
Taiwan ............................... — 4,647,848 — 4,647,848
United Arab Emirates .................... — 5,118,717 — 5,118,717
United Kingdom ........................ 3,697,769 27,796,712 — 31,494,481
United States .......................... 5,567,950 33,840,484 — 39,408,434
Preferred Stocks ........................ — 5,766,086 — 5,766,086
Short Term Investments ................... 4,183,840 996,393 — 5,180,233
Total Investments in Securities ........... $22,096,631 $254,181,428
h
$— $276,278,059
Other Financial Instruments:
Forward Exchange Contracts ............... $— $718,458 $— $718,458
Total Other Financial Instruments ......... $— $718,458 $— $718,458
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $475,693 $— $475,693
Total Other Financial Instruments ......... $— $475,693 $— $475,693
Level 1 Level 2 Level 3 Total
Putnam VT International Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 7,933,235 $ — $ 7,933,235
Air Freight & Logistics ................... — 2,564,562 — 2,564,562
Automobiles .......................... — 1,316,367 — 1,316,367
Banks ............................... — 73,716,012 — 73,716,012
Beverages ........................... 4,507,752 2,729,880 — 7,237,632
Biotechnology ......................... — 2,229,848 — 2,229,848
Broadline Retail ....................... — 1,334,565 — 1,334,565
Building Products ...................... — 4,208,808 — 4,208,808
Capital Markets ........................ — 3,899,064 — 3,899,064
Chemicals ........................... — 1,762,745 — 1,762,745
Construction Materials .................. — 7,061,197 — 7,061,197
Consumer Staples Distribution & Retail ...... 3,219,623 4,658,938 — 7,878,561
Diversified REITs ...................... — 2,052,641 — 2,052,641
Diversified Telecommunication Services ..... — 8,348,938 — 8,348,938
Electric Utilities ........................ — 5,254,865 — 5,254,865
Electrical Equipment .................... — 3,310,044 — 3,310,044
Food Products ........................ — 2,907,530 — 2,907,530
Health Care Equipment & Supplies ......... — 4,784,155 — 4,784,155
Hotels, Restaurants & Leisure ............. — 2,080,663 — 2,080,663
Household Durables .................... 2,427,657 3,748,570 — 6,176,227
Industrial Conglomerates ................ — 5,051,019 — 5,051,019
Industrial REITs ....................... — 2,562,444 — 2,562,444
Insurance ............................ 142,281 27,680,076 — 27,822,357
4. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam VT International Value Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Machinery ............................ $ — $ 7,935,333 $ — $ 7,935,333
Metals & Mining ....................... 282,196 5,267,000 — 5,549,196
Multi-Utilities .......................... — 3,856,354 — 3,856,354
Oil, Gas & Consumable Fuels ............. 5,033,528 13,350,670 — 18,384,198
Passenger Airlines ..................... — 4,589,982 — 4,589,982
Personal Care Products ................. — 4,952,059 — 4,952,059
Pharmaceuticals ....................... — 14,483,334 — 14,483,334
Semiconductors & Semiconductor Equipment . — 3,136,926 — 3,136,926
Specialty Retail ........................ — 1,532,102 — 1,532,102
Textiles, Apparel & Luxury Goods .......... — 4,082,129 — 4,082,129
Tobacco ............................. — 4,236,930 — 4,236,930
Trading Companies & Distributors .......... — 14,346,019 — 14,346,019
Wireless Telecommunication Services ....... — 4,883,386 — 4,883,386
U.S. Government and Agency Securities ....... — 131,267 — 131,267
Short Term Investments ................... 12,021,836 497,221 — 12,519,057
Total Investments in Securities ........... $27,634,873 $268,476,878
i
$— $296,111,751
Other Financial Instruments:
Forward Exchange Contracts ............... $— $407,373 $— $407,373
Futures Contracts ....................... 1,949 — — 1,949
Total Other Financial Instruments ......... $1,949 $407,373 $— $409,322
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $339,754 $— $339,754
Total Other Financial Instruments ......... $— $339,754 $— $339,754
Putnam VT Large Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 29,760,833 — — 29,760,833
Automobiles .......................... 56,219,279 — — 56,219,279
Biotechnology ......................... 13,558,519 — — 13,558,519
Broadline Retail ....................... 73,957,544 — — 73,957,544
Building Products ...................... 10,903,446 — — 10,903,446
Capital Markets ........................ 18,401,443 — — 18,401,443
Chemicals ........................... 9,095,558 — — 9,095,558
Commercial Services & Supplies ........... 16,527,549 — — 16,527,549
Communications Equipment .............. 8,090,694 — — 8,090,694
Construction Materials .................. 13,398,389 — — 13,398,389
Consumer Finance ..................... 8,382,029 — — 8,382,029
Electric Utilities ........................ 7,961,849 — — 7,961,849
Electrical Equipment .................... 16,401,228 — — 16,401,228
Entertainment ......................... 50,643,129 — — 50,643,129
Financial Services ...................... 64,895,230 — — 64,895,230
Ground Transportation .................. 11,438,908 — — 11,438,908
Health Care Equipment & Supplies ......... 28,150,646 — — 28,150,646
Hotels, Restaurants & Leisure ............. 31,669,805 — — 31,669,805
Interactive Media & Services .............. 97,770,223 — — 97,770,223
IT Services ........................... 8,216,944 — — 8,216,944
Life Sciences Tools & Services ............ — 9,704,617 — 9,704,617
Machinery ............................ 2,768,424 — — 2,768,424
Pharmaceuticals ....................... 44,315,803 6,457,277 — 50,773,080
Real Estate Management & Development .... 23,938,373 — — 23,938,373
4. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam VT Large Cap Growth Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Semiconductors & Semiconductor Equipment . $ 275,830,523 $ — $ — $ 275,830,523
Software ............................. 268,703,774 — — 268,703,774
Specialized REITs ...................... 11,717,865 — — 11,717,865
Technology Hardware, Storage & Peripherals . 124,113,792 — — 124,113,792
Short Term Investments ................... 9,792,407 10,022,730 — 19,815,137
Total Investments in Securities ........... $1,336,624,206 $26,184,624
j
$— $1,362,808,830
Putnam VT Large Cap Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 78,194,875 — — 78,194,875
Air Freight & Logistics ................... 31,609,859 — — 31,609,859
Automobiles .......................... 46,458,225 — — 46,458,225
Banks ............................... 206,968,946 — — 206,968,946
Beverages ........................... 52,128,316 — — 52,128,316
Biotechnology ......................... 57,600,719 — — 57,600,719
Broadline Retail ....................... 56,164,908 — — 56,164,908
Building Products ...................... 35,975,530 — — 35,975,530
Capital Markets ........................ 144,349,902 — — 144,349,902
Chemicals ........................... 75,438,611 — — 75,438,611
Communications Equipment .............. 52,030,194 — — 52,030,194
Construction Materials .................. 36,344,448 — — 36,344,448
Consumer Finance ..................... 52,228,568 — — 52,228,568
Consumer Staples Distribution & Retail ...... 81,637,855 — — 81,637,855
Containers & Packaging ................. 9,289,734 — — 9,289,734
Electric Utilities ........................ 96,597,816 — — 96,597,816
Financial Services ...................... 26,302,567 — — 26,302,567
Health Care Equipment & Supplies ......... 29,924,552 — — 29,924,552
Health Care Providers & Services .......... 83,701,041 — — 83,701,041
Hotels, Restaurants & Leisure ............. 28,027,822 — — 28,027,822
Household Durables .................... 49,957,825 — — 49,957,825
Household Products .................... 38,885,127 — — 38,885,127
Industrial Conglomerates ................ 28,230,576 — — 28,230,576
Industrial REITs ....................... 21,793,958 — — 21,793,958
Insurance ............................ 60,026,686 — — 60,026,686
Interactive Media & Services .............. 75,210,278 — — 75,210,278
IT Services ........................... 26,844,876 — — 26,844,876
Life Sciences Tools & Services ............ 43,774,510 — — 43,774,510
Machinery ............................ 41,891,668 — — 41,891,668
Media ............................... 24,115,145 — — 24,115,145
Metals & Mining ....................... 26,251,515 — — 26,251,515
Office REITs .......................... 18,393,041 — — 18,393,041
Oil, Gas & Consumable Fuels ............. 104,068,478 26,639,539 — 130,708,017
Passenger Airlines ..................... 32,448,577 — — 32,448,577
Pharmaceuticals ....................... 52,441,192 29,187,029 — 81,628,221
Semiconductors & Semiconductor Equipment . 36,393,316 — — 36,393,316
Software ............................. 64,371,344 — — 64,371,344
Specialized REITs ...................... 8,824,988 — — 8,824,988
Technology Hardware, Storage & Peripherals . 50,588,602 — — 50,588,602
Textiles, Apparel & Luxury Goods .......... 5,333,630 — — 5,333,630
Tobacco ............................. 56,713,554 — — 56,713,554
Trading Companies & Distributors .......... 28,509,966 — — 28,509,966
Wireless Telecommunication Services ....... 37,633,887 — — 37,633,887
4. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam VT Large Cap Value Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
U.S. Government and Agency Securities ....... $ — $ 199,733 $ — $ 199,733
Short Term Investments ................... 56,562,889 42,433,313 — 98,996,202
Total Investments in Securities ........... $2,270,240,116 $98,459,614
k
$— $2,368,699,730
Other Financial Instruments:
Forward Exchange Contracts ............... $— $420,730 $— $420,730
Total Other Financial Instruments ......... $— $420,730 $— $420,730
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $17,398 $— $17,398
Total Other Financial Instruments ......... $— $17,398 $— $17,398
Putnam VT Mortgage Securities Fund
Assets:
Investments in Securities:
Asset-Backed Securities ................... — 798,362 — 798,362
Commercial Mortgage-Backed Securities ...... — 7,282,001 — 7,282,001
Mortgage-Backed Securities ................ — 35,093,092 — 35,093,092
Residential Mortgage-Backed Securities ....... — 5,309,643 — 5,309,643
Agency Commercial Mortgage-Backed Securities — 7,798,574 — 7,798,574
Short Term Investments ................... 3,983,615 1,592,830 — 5,576,445
Total Investments in Securities ........... $3,983,615 $57,874,502 $— $61,858,117
Other Financial Instruments:
Forward Premium Swap Option Contracts ..... $— $91,515 $— $91,515
Futures Contracts ....................... 3,592 — — 3,592
Swap Contracts ......................... — 105,084 — 105,084
Total Other Financial Instruments ......... $3,592 $196,599 $— $200,191
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 1,033,540 $ — $ 1,033,540
Forward Premium Swap Option Contracts ...... — 281,323 — 281,323
Futures Contracts ........................ 102,728 — — 102,728
Swap Contracts ......................... — 137,554 — 137,554
Total Other Financial Instruments ......... $102,728 $1,452,417 $— $1,555,145
Putnam VT Research Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 1,400,073 589,887 — 1,989,960
Air Freight & Logistics ................... 990,638 — — 990,638
Automobiles .......................... 3,500,457 — — 3,500,457
Banks ............................... 3,067,823 — — 3,067,823
Beverages ........................... 1,620,628 — — 1,620,628
Biotechnology ......................... 2,204,441 — — 2,204,441
Broadline Retail ....................... 5,442,482 — — 5,442,482
Building Products ...................... 520,699 — — 520,699
Capital Markets ........................ 2,506,481 — — 2,506,481
Chemicals ........................... 1,344,692 — — 1,344,692
Commercial Services & Supplies ........... 759,183 — — 759,183
Communications Equipment .............. 2,376,774 — — 2,376,774
Construction Materials .................. 952,006 — — 952,006
Consumer Finance ..................... 1,236,578 — — 1,236,578
4. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam VT Research Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Consumer Staples Distribution & Retail ...... $ 2,561,496 $ — $ — $ 2,561,496
Diversified Telecommunication Services ..... 737,572 — — 737,572
Electric Utilities ........................ 2,165,318 — — 2,165,318
Electrical Equipment .................... 542,957 — — 542,957
Entertainment ......................... 3,653,731 — — 3,653,731
Financial Services ...................... 5,148,556 — — 5,148,556
Food Products ........................ 252,629 — — 252,629
Ground Transportation .................. 632,290 — — 632,290
Health Care Equipment & Supplies ......... 2,277,396 — — 2,277,396
Health Care Providers & Services .......... 2,761,499 — — 2,761,499
Health Care REITs ..................... 622,421 — — 622,421
Hotels, Restaurants & Leisure ............. 879,690 — — 879,690
Household Products .................... 870,427 — — 870,427
Independent Power and Renewable Electricity
Producers .......................... 73,274 — — 73,274
Industrial Conglomerates ................ 977,562 — — 977,562
Industrial REITs ....................... 525,189 — — 525,189
Insurance ............................ 3,189,124 400,350 — 3,589,474
Interactive Media & Services .............. 8,786,221 — — 8,786,221
Life Sciences Tools & Services ............ 2,112,291 — — 2,112,291
Machinery ............................ 1,573,819 — — 1,573,819
Media ............................... 201,652 — — 201,652
Metals & Mining ....................... 144,876 465,753 — 610,629
Multi-Utilities .......................... 743,020 — — 743,020
Oil, Gas & Consumable Fuels ............. 3,258,735 832,227 — 4,090,962
Passenger Airlines ..................... 279,149 — — 279,149
Pharmaceuticals ....................... 2,911,294 — — 2,911,294
Semiconductors & Semiconductor Equipment . 17,941,467 — — 17,941,467
Software ............................. 12,310,066 — — 12,310,066
Specialized REITs ...................... 1,133,726 — — 1,133,726
Specialty Retail ........................ 1,440,165 — — 1,440,165
Technology Hardware, Storage & Peripherals . 8,109,988 — — 8,109,988
Textiles, Apparel & Luxury Goods .......... 428,909 — — 428,909
Tobacco ............................. 796,240 — — 796,240
Trading Companies & Distributors .......... 758,000 — — 758,000
Options Purchased ....................... — 2,094 — 2,094
Short Term Investments ................... 1,562,168 986,577 — 2,548,745
Total Investments in Securities ........... $120,285,872 $3,276,888
l
$— $123,562,760
Other Financial Instruments:
Forward Exchange Contracts ............... $— $40,960 $— $40,960
Total Other Financial Instruments ......... $— $40,960 $— $40,960
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $12,666 $— $12,666
Total Other Financial Instruments ......... $— $12,666 $— $12,666
4. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam VT Small Cap Growth Fund
Assets:
Investments in Securities:
g
Common Stocks ......................... $ 38,071,892 $ — $ — $ 38,071,892
Rights ................................. — — 442 442
Short Term Investments ................... 780,928 1,659,975 — 2,440,903
Total Investments in Securities ........... $38,852,820 $1,659,975 $442 $40,513,237
Putnam VT Small Cap Value Fund
Assets:
Investments in Securities:
g
Common Stocks ......................... 109,088,456 — — 109,088,456
Short Term Investments ................... 793,149 10,563,455 — 11,356,604
Total Investments in Securities ........... $109,881,605 $10,563,455 $— $120,445,060
Putnam VT Sustainable Future Fund
Assets:
Investments in Securities:
Common Stocks :
Beverages ........................... 537,756 — — 537,756
Biotechnology ......................... 1,654,487 — — 1,654,487
Capital Markets ........................ 1,231,710 — — 1,231,710
Chemicals ........................... — 406,437 — 406,437
Commercial Services & Supplies ........... 504,583 — — 504,583
Construction & Engineering ............... 1,031,458 — — 1,031,458
Consumer Finance ..................... 397,737 — — 397,737
Consumer Staples Distribution & Retail ...... 314,867 — — 314,867
Containers & Packaging ................. 208,475 — — 208,475
Diversified Consumer Services ............ 664,551 — — 664,551
Electric Utilities ........................ 1,016,173 — — 1,016,173
Electrical Equipment .................... 1,294,563 — — 1,294,563
Electronic Equipment, Instruments &
Components ........................ 443,686 — — 443,686
Entertainment ......................... 611,012 — — 611,012
Financial Services ...................... 1,011,710 — — 1,011,710
Health Care Equipment & Supplies ......... 2,212,357 — — 2,212,357
Health Care Technology ................. 405,456 — — 405,456
Hotels, Restaurants & Leisure ............. 3,183,006 — — 3,183,006
Household Durables .................... 306,741 — — 306,741
Independent Power and Renewable Electricity
Producers .......................... 787,403 — — 787,403
Interactive Media & Services .............. 446,327 — — 446,327
IT Services ........................... 250,053 — — 250,053
Leisure Products ....................... 342,235 — — 342,235
Life Sciences Tools & Services ............ 1,054,815 — — 1,054,815
Machinery ............................ 1,016,732 — — 1,016,732
Media ............................... 190,747 — — 190,747
Professional Services ................... 1,020,055 — — 1,020,055
Real Estate Management & Development .... 336,024 — — 336,024
Semiconductors & Semiconductor Equipment . 1,712,412 — — 1,712,412
Software ............................. 3,811,453 — — 3,811,453
Specialty Retail ........................ 969,159 — — 969,159
Technology Hardware, Storage & Peripherals . 794,420 — — 794,420
Textiles, Apparel & Luxury Goods .......... 669,100 — — 669,100
Short Term Investments ................... 602,601 — — 602,601
Total Investments in Securities ........... $31,033,864 $406,437
m
$— $31,440,301
4. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam VT Sustainable Future Fund (continued)
Assets: (continued)
Other Financial Instruments:
Forward Exchange Contracts ............... $— $29,957 $— $29,957
Total Other Financial Instruments ......... $— $29,957 $— $29,957
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 3,698 $ — $ 3,698
Total Other Financial Instruments ......... $— $3,698 $— $3,698
Putnam VT Sustainable Leaders Fund
Assets:
Investments in Securities:
Common Stocks :
Automobiles .......................... 7,382,352 — — 7,382,352
Banks ............................... 42,350,480 — — 42,350,480
Beverages ........................... 9,226,712 — — 9,226,712
Biotechnology ......................... 22,214,083 — — 22,214,083
Broadline Retail ....................... 52,652,886 — — 52,652,886
Capital Markets ........................ 25,664,452 — — 25,664,452
Chemicals ........................... 13,490,000 10,593,513 — 24,083,513
Commercial Services & Supplies ........... 10,303,652 — — 10,303,652
Construction Materials .................. 10,239,460 — — 10,239,460
Consumer Finance ..................... 17,091,432 — — 17,091,432
Consumer Staples Distribution & Retail ...... 22,667,844 — — 22,667,844
Containers & Packaging ................. 9,312,574 — — 9,312,574
Electric Utilities ........................ 25,643,633 — — 25,643,633
Entertainment ......................... 12,056,850 — — 12,056,850
Financial Services ...................... 17,803,753 — — 17,803,753
Food Products ........................ — 11,451,490 — 11,451,490
Ground Transportation .................. 9,093,673 — — 9,093,673
Health Care Equipment & Supplies ......... 15,730,157 — — 15,730,157
Hotels, Restaurants & Leisure ............. 21,955,041 — — 21,955,041
Household Durables .................... 10,761,345 — — 10,761,345
Independent Power and Renewable Electricity
Producers .......................... 5,995,152 — — 5,995,152
Industrial REITs ....................... 6,997,172 — — 6,997,172
Interactive Media & Services .............. 45,216,600 — — 45,216,600
IT Services ........................... 7,891,200 — — 7,891,200
Life Sciences Tools & Services ............ 22,636,105 — — 22,636,105
Machinery ............................ 30,155,744 — — 30,155,744
Office REITs .......................... 6,816,978 — — 6,816,978
Personal Care Products ................. — 13,261,146 — 13,261,146
Pharmaceuticals ....................... 23,958,200 15,611,799 — 39,569,999
Real Estate Management & Development .... 6,305,219 — — 6,305,219
Semiconductors & Semiconductor Equipment . 134,552,407 — — 134,552,407
Software ............................. 119,468,719 — — 119,468,719
Specialty Retail ........................ 16,207,600 — — 16,207,600
Technology Hardware, Storage & Peripherals . 87,581,011 — — 87,581,011
Textiles, Apparel & Luxury Goods .......... 5,340,335 — — 5,340,335
U.S. Government and Agency Securities ....... — 165,660 — 165,660
Short Term Investments ................... 3,053,551 4,889,008 — 7,942,559
Total Investments in Securities ........... $877,816,372 $55,972,616
n
$— $933,788,988
Other Financial Instruments:
Forward Exchange Contracts ............... $— $624,781 $— $624,781
Total Other Financial Instruments ......... $— $624,781 $— $624,781
4. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Putnam VT Sustainable Leaders Fund (continued)
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $80,331 $— $80,331
Total Other Financial Instruments ......... $— $80,331 $— $80,331
a
Includes foreign securities valued at $731,597, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $21,917,784, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $141,077,095, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $3,595,395, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
Includes foreign securities valued at $10,178,490, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
f
Includes foreign securities valued at $26,155,028, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
g
For detailed categories, see the accompanying Schedule of Investments.
h
Includes foreign securities valued at $253,185,035, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
i
Includes foreign securities valued at $267,848,390, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
j
Includes foreign securities valued at $16,161,894, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
k
Includes foreign securities valued at $55,826,568, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
l
Includes foreign securities valued at $2,288,217, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
m
Includes foreign securities valued at $406,437, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
n
Includes foreign securities valued at $50,917,948, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
4. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MCM
Mizuho Capital Markets LLC
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
NATW
Natwest Markets plc
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
CHF
Swiss Franc
EUR
Euro
GBP
British Pound
NOK
Norwegian Krone
NZD
New Zealand Dollar
SEK
Swedish Krona
USD
United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
ADR
American Depositary Receipt
AUD BBR
Australian Bank Bill Rate
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CORRA
Canadian Overnight Repo Rate Average
CVR
Contingent Value Right
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
IO
Interest Only
NIBOR
Norwegian Interbank Offered Rate
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SARON
Swiss Average Rate Overnight
SOFR
Secured Overnight Financing Rate
SONIA
Sterling Overnight Index Average
STACR
Structured Agency Credit Risk
STIBOR
Stockholm Interbank Offered Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day REPO_CORRA ................. 2.56%
1-day SARON ....................... (0.05)%
1-day SOFR ........................ 4.24%
1-day SONIA ........................ 3.97%
3-month AUD BBR ................... 3.58%
3-month STIBOR .................... 1.89%
6-month AUD BBR ................... 3.75%
6-month EURIBOR ................... 2.10%
6-month NIBOR ..................... 4.23%
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.